UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1.	Report to Stockholders.

TCW Funds

Semi-Annual Report

FOR THE SIX MONTHS ENDED APRIL 30

2014

TCW Equity Funds

Concentrated Value Fund Growth Fund Growth Equities Fund

Relative Value Dividend Appreciation Fund Relative Value Large Cap Fund Select Equities Fund Small Cap Growth Fund SMID Cap Growth Fund Value Opportunities Fund

TCW Allocation Fund

Conservative Allocation Fund

TCW Funds, Inc.

Table of Contents	April 30, 2014

Letter to Shareholders

David S. DeVito
President, Chief Executive Officer & Director

Dear Valued Investors:

It is my pleasure to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2014. I would like to thank you for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2014, the TCW Funds held total net assets of approximately $18.6 billion.

This report contains information outlining the performance of the TCW Funds and a listing of the portfolio holdings as of April 30, 2014.

About the TCW Funds

The TCW Funds offer shareholders a choice of 21 funds, each targeted to specific asset classes, market segments or multiple sectors of the global equity and fixed income markets. For U.S. equities, we offer funds across the market capitalization and growth/value spectrums. In fixed income, our funds provide investors opportunities across global fixed income markets including U.S. government, corporate and high yield bonds, mortgage-backed and asset-backed securities, as well as sovereign and corporate bonds denominated in U.S. dollars and foreign currencies. Each TCW Fund is managed by long-tenured investment teams with experience through many market cycles. Rigorous fundamental research, disciplined risk analysis and deep market expertise are the foundation for each of our funds.

The Economy

Coming into 2014, much was made of December’s Federal Reserve (Fed) announcement regarding its slowing of purchases of U.S. Treasury and agency mortgage-backed securities (MBS). Would the economy suffer? Would government rates continue their rise that saw the 10-Year U.S. Treasury yield peak at 3.03% to close 2013? Would other securities markets face increased volatility or pull back as the Fed withdrew support? Although it seemed rather clear that the ongoing securities purchases were not providing much thrust to the real economy by way of job creation and gross domestic product (GDP) expansion, it was fairly evident that asset prices were rising through 2013, whether for homes, equities or high yield bonds, to cite a few. Therefore, it has not been surprising that the Fed was, and is expected to be, resolute in its meeting-by-meeting reduction, bringing what had been an $85 billion monthly buying program down to roughly $55 billion by March month-end. Meanwhile, the world kept on spinning, offering no shortage of other (potentially adverse) influences early in 2014. Severe winter weather across much of the U.S. slowed economic activity domestically, China’s growth engine seemed to sputter, and Russia amplified global tensions with its annexation of Crimea.

The U.S. Stock Market and our U.S. Equity Funds

U.S. stocks posted solid gains during the past six months through April 30, with the S&P 500 index advancing 8.4% to record high levels. The Fed’s December 2013 decision to begin tapering its asset purchases buoyed stocks, as it signaled confidence in the economy’s ability to sustain organic economic growth, while newly installed Fed Chair Janet Yellen’s statements effectively reassured equity market investors that monetary policy would remain highly accommodative. At the same time, U.S. corporate earnings remained resilient with nearly two-thirds of S&P 500 companies beating analysts’ expectations in both the fourth quarter of 2013 and the first quarter of 2014, although forward-looking guidance remained cautious. Worries about the strength of the U.S. economy mounted given the anemic, weather-impacted 0.1% GDP growth figure registered in 1Q14, coupled with slower growth in China and below 1% economic growth in the Eurozone. The slower growth environment, coupled with geopolitical developments surrounding Ukraine, led to a more defensive tone in the equity market in the first four months of this calendar year. The pronounced drop in the 10-year U.S. treasury yield from 3.02% at the end of 2013 to 2.65% at the end of April 2014 was accompanied by a shift in equity market leadership into more defensive stocks, including real estate investment trusts (REITs), utilities, and telecommunications.

Our value-oriented equity funds generally posted strong performance for the period, boosted by strong stock-picking and the aforementioned shift in market leadership from growth to value names. By the same token, performance of our growth-oriented offerings were challenged in an environment in which growth stock multiples suffered a substantial de-rating in the market, particularly in the areas of technology and biotech. That said, we believe the core fundamentals of these growth companies generally remain compelling, and our portfolio managers maintain an unwavering commitment to the investment philosophy and discipline that have served these funds well over time.

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The U.S. Fixed Income Market and our U.S. Fixed Income Funds

Lower interest rates and tighter spreads drove positive returns across non-government fixed income sectors, with down-in-quality outperforming on a continuing quest for yield. High yield credit benefitted from steady inflows early in 2014, posting gains and producing substantial excess return, as did investment grade credit. Among the investment grade sectors, corporates returned nearly 3% as risk premiums fell to near the lows last seen in 2007 prior to the financial crisis. Despite increased leverage in the sector, industrial credits have outpaced utilities and financials on a duration-adjusted basis. Performance among securitized products has been generally favorable outside of agency MBS, which have struggled since the middle of 2013 as changing expectations for future Fed policy drove episodic volatility and pushed spreads wider among lower coupon issues. Non-agency residential MBS remained sought-after sources of attractive risk-adjusted yield, and commercial MBS were buoyed by strengthening collateral performance. Lastly, asset-backed securities (ABS) backed by student loans were beneficiaries of good demand for short duration, floating rates and a significant degree of government backing.

International/Global Markets and our Emerging Markets Funds

There has been a notable turnaround in emerging markets debt over the last several months, with the asset class posting among the strongest fixed income returns globally year-to-date 2014. In 2013, macro themes such as Fed tapering and fears around growth dynamics weighed on the asset class. Given the significant repricing that occurred in the second half of 2013, along with sound fundamentals and stable growth, emerging markets debt risk appetite has been better supported thus far in 2014. Notably, the differentiation theme continues to characterize returns, with domestic economic and policy developments taking precedence over global macro drivers. In addition, the technical backdrop is stronger, with continued institutional inflows and retail inflows starting to turn positive.

For the six months ended April 30, 2014, the TCW Emerging Markets Income Fund I Share returned 2.28% versus the J.P. Morgan EMBI Global Diversified Index return of 3.75%. During the same period, the TCW Emerging Markets Local Currency Fund I Share returned negative 2.10% versus the J.P. Morgan GBI-EM Global Diversified Index return of negative 1.48%. Underperformance versus the indices during this period has been a function largely of shorter duration versus the index and exposure to Russia, which underperformed during the March/April period on the back of the crisis in Ukraine. We believe that we are well-positioned for a move higher in U.S. Treasury rates and a turnaround in the Russia/Ukraine situation.

An Update on the TCW Fund Family

There were a few changes to our fund family over the last twelve months that we would like to share with our investors. We added a new fund, the TCW Emerging Markets Multi-Asset Opportunities Fund (TGMAX/TGMEX), effective July 1, 2013. The Fund uses a total return approach and seeks to identify the most attractive reward-risk opportunities in the global emerging market debt and equity universe. The Fund is managed by Penny Foley and Dave Robbins, the same portfolio management team that manages the TCW Emerging Markets Income (TGEIX/TGINX) and Local Currency (TGWIX/TGWNX) Funds.

On March 1, 2014, we changed the name of the TCW Dividend Focused Fund to the TCW Relative Value Dividend Appreciation Fund (TGDFX/TGIGX) as we believe the new name better reflects the Fund’s emphasis on companies exhibiting dividend growth. There were no changes to the Fund’s objective or the prospectus.

Looking Ahead

Our expectations for the economy remain consistent with the past several quarters; we see the economy continuing to expand but with little evidence of an accelerating pace. While the withdrawal of monetary accommodation would typically presage a slowing, the absence of a sustained breakout – in terms of GDP and job growth—since 2008 argues that the effect has been far more meaningful on asset valuations than the economy. Meanwhile, risks accumulated over the prolonged period of stimulus continue to argue for an upward normalization of rates, particularly if inflation appears.

As U.S. equities have not suffered greater than a six percent pullback since the fall of 2012, we cannot dismiss the possibility of increased volatility and profit-taking given the data-dependent nature of Fed policy and the ongoing geopolitical risk stemming from the Ukraine crisis. Yet, we would generally view such occasions as buying opportunities given our view that company fundamentals are, for the most part, quite strong, with deleveraged balance sheets, high cash balances, near-record profit margins, and a low, stable inflation environment. Additionally, valuations remain reasonable, with the S&P 500 trading at just over 15 times forward consensus earnings, or at approximately the average witnessed over the past three decades. However, we believe that further advances by U.S. stocks are likely contingent upon confirmation of a continued macroeconomic recovery that translates into top-line revenue growth rather than reliance upon an expansion of the market P/E multiple.

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Finally, I would like to take a brief moment to introduce myself. On January 7, 2014, I was named President and Chief Executive Officer of the TCW Funds and the TCW Strategic Income Fund (TSI). I have been with TCW for over 20 years serving in various senior management positions. In addition to serving as President and CEO of the TCW Funds and TSI, I am currently Executive Vice President and Chief Operating Officer for TCW.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to reporting to you again at the end of our fiscal year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

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TCW Funds, Inc.

Performance Summary (Unaudited)

	Total Return
	Annualized as of April 30, 2014 (1)
	NAV	1-Year	5-Year	10-Year		Since Inception		Inception Date
TCW Concentrated Value Fund
I Class	$17.91	25.72%	17.28%	N/A		5.77%		11/01/04
N Class	$17.72	25.71%	16.96%	6.11%		5.59	% (2)	07/20/98	(3)
TCW Conservative Allocation Fund
I Class	$11.68	4.83%	9.56%	N/A		5.47%		11/16/06
N Class	$11.65	4.32%	9.37%	N/A		5.34%		11/16/06
TCW Growth Fund
I Class	$29.15	14.90%	16.39%	N/A		6.20%		01/02/08
N Class	$29.17	14.89%	16.41%	N/A		6.21%		01/02/08
TCW Growth Equities Fund
I Class	$12.19	16.69%	16.59%	8.19%		7.89%		03/01/04
N Class	$12.11	16.62%	16.57%	8.15%		7.85%		03/01/04
TCW Relative Value Dividend Appreciation Fund
I Class	$16.02	19.06%	20.75%	N/A		7.51%		11/01/04
N Class	$16.29	18.70%	20.41%	7.28	% (4)	9.54	% (4)	09/19/86	(3)
TCW Relative Value Large Cap Fund
I Class	$21.07	21.95%	19.62%	7.79%		7.95%		01/02/04
N Class	$21.05	21.70%	19.40%	7.55	% (4)	6.40	% (4)	01/02/98	(3)
TCW Select Equities Fund
I Class	$24.17	14.83%	17.10%	6.96%		9.73	% (5)	07/01/91	(3)
N Class	$22.89	14.52%	16.74%	6.66%		4.76%		03/01/99
TCW Small Cap Growth Fund
I Class	$30.18	18.45%	16.18%	9.04%		9.25	% (5)	12/01/89	(3)
N Class	$28.54	17.95%	15.83%	8.68%		3.71%		03/01/99
TCW SMID Cap Growth Fund
I Class	$13.93	16.18%	N/A	N/A		9.93%		11/01/10
N Class	$13.93	16.18%	N/A	N/A		9.93%		11/01/10
TCW Value Opportunities Fund
I Class	$26.34	23.19%	20.06%	7.46%		11.48	% (5)	11/01/96	(3)
N Class	$25.84	22.84%	19.71%	7.13%		8.62%		11/01/00

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor separately managed account for periods before the Fund’s registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account’s performance may have been lower.
(3)	Inception date of the predecessor entity.
(4)	Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the 1940 Act.
(5)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

4

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	April 30, 2014

Number of Shares	Common Stock	Value

	Aerospace & Defense (5.0% of Net Assets)
2,384	Honeywell International, Inc.	$221,474
949	Precision Castparts Corp.	240,182

	Total Aerospace & Defense	461,656

	Airlines (4.9%)
6,540	American Airlines Group, Inc. (1)	229,358
6,100	Delta Air Lines, Inc.	224,663

	Total Airlines	454,021

	Banks (11.2%)
6,901	JPMorgan Chase & Co.	386,318
2,109	M&T Bank Corp.	257,319
7,886	Wells Fargo & Co.	391,461

	Total Banks	1,035,098

	Beverages (3.4%)
2,970	Anheuser-Busch InBev N.V. (Belgium) (SP ADR)	314,285

	Capital Markets (5.2%)
1,688	Goldman Sachs Group, Inc. (The)	269,776
2,542	T. Rowe Price Group, Inc.	208,775

	Total Capital Markets	478,551

	Chemicals (6.2%)
2,568	Ecolab, Inc.	268,716
1,750	Praxair, Inc.	228,462
779	Sigma-Aldrich Corp.	74,948

	Total Chemicals	572,126

	Containers & Packaging (2.8%)
7,612	Sealed Air Corp.	261,168

	Energy Equipment & Services (7.7%)
5,132	Halliburton Co.	323,675
3,784	Schlumberger, Ltd.	384,265

	Total Energy Equipment & Services	707,940

	Food & Staples Retailing (3.2%)
4,119	CVS Caremark Corp.	299,534

	Food Products (3.7%)
3,844	Mead Johnson Nutrition Co.	339,271

	Health Care Providers & Services (1.8%)
959	McKesson Corp.	162,253

See accompanying notes to financial statements.

5

TCW Concentrated Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Hotels, Restaurants & Leisure (1.6%)
1,439	McDonald’s Corp.	$145,886

	Household Products (3.0%)
3,369	Procter & Gamble Co. (The)	278,111

	Industrial Conglomerates (5.3%)
3,897	Danaher Corp.	285,962
1,456	Roper Industries, Inc.	202,311

	Total Industrial Conglomerates	488,273

	Insurance (4.7%)
2,335	ACE, Ltd.	238,917
1	Berkshire Hathaway, Inc. (1)	193,275

	Total Insurance	432,192

	Life Sciences Tools & Services (2.8%)
2,304	Thermo Fisher Scientific, Inc.	262,656

	Machinery (2.7%)
3,369	IDEX Corp.	251,226

	Oil, Gas & Consumable Fuels (4.1%)
2,597	EQT Midstream Partners LP	200,047
1,747	Exxon Mobil Corp.	178,910

	Total Oil, Gas & Consumable Fuels	378,957

	Pharmaceuticals (8.5%)
4,700	AbbVie, Inc.	244,776
1,044	Allergan, Inc.	173,137
3,676	Johnson & Johnson	372,342

	Total Pharmaceuticals	790,255

	Road & Rail (2.0%)
972	Union Pacific Corp.	185,098

	Technology Hardware, Storage & Peripherals (4.6%)
355	Apple, Inc.	209,482
2,439	Western Digital Corp.	214,949

	Total Technology Hardware, Storage & Peripherals	424,431

	Textiles, Apparel & Luxury Goods (2.0%)
1,451	PVH Corp.	182,202

	Total Common Stock (Cost: $6,757,518) (96.4%)	8,905,190

See accompanying notes to financial statements.

6

TCW Concentrated Value Fund

April 30, 2014

Principal Amount	Short-Term Investments	Value

	Repurchase Agreement (Cost: $120,909) (1.3%)
$ 120,909	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $135,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22 valued at $125,450) (Total Amount to be Received Upon Repurchase $120,909)	$120,909

	Total Investments (Cost: $6,878,427) (97.7%)	9,026,099
	Excess of Other Assets over Liabilities (2.3%)	210,982

	Net Assets (100.0%)	$9,237,081

Notes to the Schedule of Investments:

SP ADR - Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

See accompanying notes to financial statements.

7

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	5.0%
Airlines	4.9
Banks	11.2
Beverages	3.4
Capital Markets	5.2
Chemicals	6.2
Containers & Packaging	2.8
Energy Equipment & Services	7.7
Food & Staples Retailing	3.2
Food Products	3.7
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	1.6
Household Products	3.0
Industrial Conglomerates	5.3
Insurance	4.7
Life Sciences Tools & Services	2.8
Machinery	2.7
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	8.5
Road & Rail	2.0
Technology Hardware, Storage & Peripherals	4.6
Textiles, Apparel & Luxury Goods	2.0
Short-Term Investments	1.3

Total	97.7%

See accompanying notes to financial statements.

8

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	April 30, 2014

Number of Shares	Investment Companies	Value

	Diversified U.S. Equity Funds (47.1% of Net Assets)
125,527	TCW Growth Equities Fund — I Class (1)(2)	$1,530,178
243,828	TCW Relative Value Large Cap Fund — I Class (1)	5,137,450
292,956	TCW Select Equities Fund — I Class (1)	7,080,740
65,809	TCW Value Opportunities Fund — I Class (1)	1,733,415

	Total Diversified U.S. Equity Funds	15,481,783

	Diversified U.S. Fixed Income Funds (47.0%)
897,710	Metropolitan West Low Duration Bond Fund — I Class (1)	7,926,777
737,064	TCW Total Return Bond Fund — I Class (1)	7,495,944

	Total Diversified U.S. Fixed Income Funds	15,422,721

	Exchange-Traded Funds (3.8%)
50,170	ProShares UltraShort Euro (2)	837,338
20,490	ProShares UltraShort MSCI Emerging Markets (2)	405,087

	Total Exchange-Traded Funds	1,242,425

	Money Market Investments (0.2%)
67,029	Fidelity Institutional Prime Money Market Portfolio — Institutional Class, 0.01% (3)	67,029

	Total Investment Companies (Cost: $29,679,589) (98.1%)	32,213,958

	Total Investments (Cost: $29,679,589) (98.1%)	32,213,958
	Excess of Other Assets over Liabilities (1.9%)	640,053

	Net Assets (100.0%)	$32,854,011

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.
(3)	Rate disclosed, the 7-day net yield, is as of April 30, 2014.

See accompanying notes to financial statements.

9

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	47.1%
Diversified U.S. Fixed Income Funds	47.0
Exchange-Traded Funds	3.8
Money Market Investments	0.2

Total	98.1%

See accompanying notes to financial statements.

10

TCW Growth Fund

Schedule of Investments (Unaudited)	April 30, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.5% of Net Assets)
157	BE Aerospace, Inc. (1)	$13,780
168	HEICO Corp.	9,294
268	Precision Castparts Corp.	67,828

	Total Aerospace & Defense	90,902

	Auto Components (1.5%)
604	BorgWarner, Inc. (1)	37,532

	Banks (0.3%)
79	SVB Financial Group (1)	8,428

	Beverages (1.5%)
273	Anheuser-Busch InBev N.V. (Belgium) (SP ADR)	28,889
37	Boston Beer Co., Inc. (1)	9,103

	Total Beverages	37,992

	Biotechnology (4.4%)
279	Alexion Pharmaceuticals, Inc. (1)	44,138
365	BioMarin Pharmaceutical, Inc. (1)	21,254
202	Celgene Corp. (1)	29,696
270	Cepheid, Inc. (1)	11,739
14	Intercept Pharmaceuticals, Inc. (1)	3,698
83	Karyopharm Therapeutics, Inc. (1)	2,227

	Total Biotechnology	112,752

	Capital Markets (2.8%)
810	Charles Schwab Corp. (The)	21,506
208	Stifel Financial Corp. (1)	9,728
387	T. Rowe Price Group, Inc.	31,784
716	WisdomTree Investments, Inc. (1)	8,084

	Total Capital Markets	71,102

	Chemicals (1.1%)
222	Praxair, Inc.	28,982

	Communications Equipment (3.4%)
479	Aruba Networks, Inc. (1)	9,470
997	QUALCOMM, Inc.	78,474

	Total Communications Equipment	87,944

	Diversified Consumer Services (0.3%)
159	MarketAxess Holdings, Inc.	8,567

	Electronic Equipment, Instruments & Components (1.2%)
281	Cognex Corp. (1)	9,675
190	FARO Technologies, Inc. (1)	7,581

See accompanying notes to financial statements.

11

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (Continued)
106	FEI Co.	$8,429
81	IPG Photonics Corp. (1)	5,235

	Total Electronic Equipment, Instruments & Components	30,920

	Energy Equipment & Services (5.9%)
30	Core Laboratories N.V. (Netherlands)	5,630
289	Dril-Quip, Inc. (1)	32,692
213	Frank’s International N.V. (Netherlands)	5,843
452	Halliburton Co.	28,508
454	Oceaneering International, Inc.	33,269
466	Schlumberger, Ltd.	47,322

	Total Energy Equipment & Services	153,264

	Food & Staples Retailing (4.8%)
536	Costco Wholesale Corp.	62,004
422	CVS Caremark Corp.	30,688
114	Pricesmart, Inc.	10,949
144	United Natural Foods, Inc. (1)	9,940
210	Whole Foods Market, Inc.	10,437

	Total Food & Staples Retailing	124,018

	Food Products (2.8%)
149	Hain Celestial Group, Inc. (The) (1)	12,817
327	Mead Johnson Nutrition Co.	28,861
881	Mondelez International, Inc.	31,408

	Total Food Products	73,086

	Health Care Equipment & Supplies (1.1%)
757	Endologix, Inc. (1)	9,599
28	Intuitive Surgical, Inc. (1)	10,127
512	Novadaq Technologies, Inc. (Canada) (1)	8,013

	Total Health Care Equipment & Supplies	27,739

	Health Care Providers & Services (1.0%)
270	Health Net, Inc. (1)	9,269
78	MWI Veterinary Supply, Inc. (1)	12,218
176	Premier, Inc. (1)	5,280

	Total Health Care Providers & Services	26,767

	Health Care Technology (4.3%)
318	athenahealth, Inc. (1)	39,318
1,377	Cerner Corp. (1)	70,640

	Total Health Care Technology	109,958

See accompanying notes to financial statements.

12

TCW Growth Fund

April 30, 2014

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (4.7%)
329	Aramark	$9,275
521	Arcos Dorados Holdings, Inc.	4,746
77	Chipotle Mexican Grill, Inc. (1)	38,385
873	Starbucks Corp.	61,651
80	Starwood Hotels & Resorts Worldwide, Inc.	6,132

	Total Hotels, Restaurants & Leisure	120,189

	Household Durables (0.4%)
95	Harman International Industries, Inc.	10,413

	Industrial Conglomerates (1.1%)
212	Roper Industries, Inc.	29,457

	Insurance (2.9%)
740	ACE, Ltd.	75,717

	Internet & Catalog Retail (3.3%)
148	Amazon.com, Inc. (1)	45,011
34	Priceline Group, Inc. (The) (1)	39,364

	Total Internet & Catalog Retail	84,375

	Internet Software & Services (7.1%)
590	Cornerstone OnDemand, Inc. (1)	21,688
200	Envestnet, Inc. (1)	7,370
328	Equinix, Inc. (1)	61,602
19	Google, Inc. (1)	10,163
80	Google, Inc. — Class C (1)	42,133
155	LinkedIn Corp. (1)	23,788
203	Rocket Fuel, Inc. (1)	6,510
183	Yelp, Inc. (1)	10,672

	Total Internet Software & Services	183,926

	IT Services (1.6%)
206	Visa, Inc.	41,738

	Leisure Products (0.4%)
72	Polaris Industries, Inc.	9,672

	Life Sciences Tools & Services (1.1%)
207	Illumina, Inc. (1)	28,121

	Machinery (2.4%)
126	Chart Industries, Inc. (1)	8,596
135	Graco, Inc.	9,787
49	Middleby Corp. (The) (1)	12,372
146	Proto Labs, Inc. (1)	8,839

See accompanying notes to financial statements.

13

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Machinery (Continued)
105	WABCO Holdings, Inc. (1)	$11,236
139	Wabtec Corp.	10,362

	Total Machinery	61,192

	Media (0.3%)
138	AMC Networks, Inc. (1)	9,062

	Metals & Mining (0.5%)
297	Allegheny Technologies, Inc.	12,236

	Oil, Gas & Consumable Fuels (0.2%)
163	RSP Permian, Inc. (1)	4,621

	Personal Products (1.2%)
429	Estee Lauder Cos., Inc. (The)	31,132

	Pharmaceuticals (2.9%)
459	Allergan, Inc.	76,120

	Professional Services (1.0%)
445	Verisk Analytics, Inc. (1)	26,740

	REIT (1.8%)
554	American Tower Corp.	46,270

	Road & Rail (3.5%)
505	J.B. Hunt Transport Services, Inc.	38,431
81	Kansas City Southern	8,171
226	Union Pacific Corp.	43,037

	Total Road & Rail	89,639

	Semiconductors & Semiconductor Equipment (1.5%)
642	ARM Holdings PLC (United Kingdom) (SP ADR)	29,224
574	NVIDIA Corp.	10,602

	Total Semiconductors & Semiconductor Equipment	39,826

	Software (10.1%)
161	ANSYS, Inc. (1)	12,286
247	FireEye, Inc. (1)	9,697
58	NetSuite, Inc. (1)	4,484
1,693	Salesforce.com, Inc. (1)	87,443
1,205	ServiceNow, Inc. (1)	59,913
690	Splunk, Inc. (1)	37,653
110	Tyler Technologies, Inc. (1)	8,981
39	Ultimate Software Group, Inc. (The) (1)	4,666
266	VMware, Inc. (1)	24,608
136	Workday, Inc. (1)	9,938

	Total Software	259,669

See accompanying notes to financial statements.

14

TCW Growth Fund

April 30, 2014

Number of Shares	Common Stock	Value
	Specialty Retail (1.6%)
350	DSW, Inc.	$11,686
328	Tiffany & Co.	28,697

	Total Specialty Retail	40,383

	Technology Hardware, Storage & Peripherals (1.0%)
43	Apple, Inc.	25,374

	Textiles, Apparel & Luxury Goods (4.1%)
260	Kate Spade & Co. (1)	9,040
339	Michael Kors Holdings, Ltd. (1)	30,917
262	PVH Corp.	32,900
336	Under Armour, Inc. (1)	16,427
575	Vince Holding Corp. (1)	15,818

	Total Textiles, Apparel & Luxury Goods	105,102

	Trading Companies & Distributors (1.3%)
467	Fastenal Co.	23,387
111	MSC Industrial Direct Co., Inc.	10,108

	Total Trading Companies & Distributors	33,495

	Total Common Stock (Cost: $1,944,599) (95.9%)	2,474,422

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $110,204) (4.3%)
$110,204	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $125,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22 valued at $116,158) (Total Amount to be Received Upon Repurchase $110,204)	110,204

	Total Investments (Cost: $2,054,803) (100.2%)	2,584,626
	Liabilities in Excess of Other Assets (-0.2%)	(5,069)

	Net Assets (100.0%)	$2,579,557

Notes to the Schedule of Investments:

REIT - Real	Estate Investment Trust.

SP ADR - Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

See accompanying notes to financial statements.

15

TCW Growth Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	3.5%
Auto Components	1.5
Banks	0.3
Beverages	1.5
Biotechnology	4.4
Capital Markets	2.8
Chemicals	1.1
Communications Equipment	3.4
Diversified Consumer Services	0.3
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	5.9
Food & Staples Retailing	4.8
Food Products	2.8
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	1.0
Health Care Technology	4.3
Hotels, Restaurants & Leisure	4.7
Household Durables	0.4
Industrial Conglomerates	1.1
Insurance	2.9
Internet & Catalog Retail	3.3
Internet Software & Services	7.1
IT Services	1.6
Leisure Products	0.4
Life Sciences Tools & Services	1.1
Machinery	2.4
Media	0.3
Metals & Mining	0.5
Oil, Gas & Consumable Fuels	0.2
Personal Products	1.2
Pharmaceuticals	2.9
Professional Services	1.0
REIT	1.8
Road & Rail	3.5
Semiconductors & Semiconductor Equipment	1.5
Software	10.1
Specialty Retail	1.6
Technology Hardware, Storage & Peripherals	1.0
Textiles, Apparel & Luxury Goods	4.1
Trading Companies & Distributors	1.3
Short-Term Investments	4.3

Total	100.2%

See accompanying notes to financial statements.

16

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	April 30, 2014

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.3% of Net Assets)
7,300	BE Aerospace, Inc. (1)	$640,721

	Auto Components (2.1%)
9,386	BorgWarner, Inc.	583,246

	Beverages (5.7%)
1,837	Boston Beer Co., Inc. (1)	451,976
5,781	Constellation Brands, Inc. (1)	461,555
10,300	Monster Beverage Corp. (1)	689,688

	Total Beverages	1,603,219

	Biotechnology (1.8%)
5,800	BioMarin Pharmaceutical, Inc. (1)	337,734
647	Intercept Pharmaceuticals, Inc. (1)	170,886

	Total Biotechnology	508,620

	Capital Markets (2.4%)
8,400	T. Rowe Price Group, Inc.	689,892

	Communications Equipment (1.4%)
6,387	ViaSat, Inc. (1)	410,109

	Diversified Consumer Services (1.5%)
7,800	MarketAxess Holdings, Inc.	420,264

	Electrical Equipment (2.8%)
6,462	AMETEK, Inc.	340,676
3,877	Rockwell Automation, Inc.	462,061

	Total Electrical Equipment	802,737

	Electronic Equipment, Instruments & Components (1.5%)
5,310	FEI Co.	422,251

	Energy Equipment & Services (6.3%)
3,333	Core Laboratories N.V. (Netherlands)	625,537
4,251	Dril-Quip, Inc. (1)	480,873
10,364	Frank’s International N.V. (Netherlands)	284,285
5,237	Oceaneering International, Inc.	383,767

	Total Energy Equipment & Services	1,774,462

	Food & Staples Retailing (1.6%)
4,866	Pricesmart, Inc.	467,331

	Food Products (2.8%)
9,100	Hain Celestial Group, Inc. (The) (1)	782,782

	Health Care Equipment & Supplies (2.8%)
2,200	Intuitive Surgical, Inc. (1)	795,740

See accompanying notes to financial statements.

17

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Health Care Providers & Services (2.5%)
2,917	MWI Veterinary Supply, Inc. (1)	$456,919
8,609	Premier, Inc. (1)	258,270

	Total Health Care Providers & Services	715,189

	Health Care Technology (4.4%)
5,171	athenahealth, Inc. (1)	639,342
11,700	Cerner Corp. (1)	600,210

	Total Health Care Technology	1,239,552

	Hotels, Restaurants & Leisure (4.4%)
28,699	Arcos Dorados Holdings, Inc.	261,448
20,523	Hilton Worldwide Holdings, Inc. (1)	448,017
2,600	Wynn Resorts, Ltd.	530,114

	Total Hotels, Restaurants & Leisure	1,239,579

	Internet Software & Services (4.2%)
3,367	LinkedIn Corp. (1)	516,733
17,610	Twitter, Inc. (1)	686,262

	Total Internet Software & Services	1,202,995

	Leisure Products (1.6%)
3,305	Polaris Industries, Inc.	443,961

	Life Sciences Tools & Services (2.1%)
4,300	Illumina, Inc. (1)	584,155

	Machinery (11.4%)
4,238	Cummins, Inc.	639,302
8,366	Graco, Inc.	606,535
1,765	Middleby Corp. (The) (1)	445,627
4,625	Proto Labs, Inc. (1)	279,998
6,835	WABCO Holdings, Inc. (1)	731,413
7,107	Wabtec Corp.	529,827

	Total Machinery	3,232,702

	Media (1.7%)
6,300	Discovery Communications, Inc. (1)	478,170

	Metals & Mining (2.1%)
14,359	Allegheny Technologies, Inc.	591,591

	Oil, Gas & Consumable Fuels (0.7%)
7,550	RSP Permian, Inc. (1)	214,042

	Road & Rail (1.3%)
3,775	Kansas City Southern	380,822

See accompanying notes to financial statements.

18

TCW Growth Equities Fund

April 30, 2014

Number of Shares	Common Stock	Value

	Semiconductors & Semiconductor Equipment (3.1%)
9,207	ARM Holdings PLC (United Kingdom) (SP ADR)	$419,103
25,200	NVIDIA Corp.	465,444

	Total Semiconductors & Semiconductor Equipment	884,547

	Software (10.9%)
8,400	ANSYS, Inc. (1)	641,004
11,908	FireEye, Inc. (1)	467,508
7,074	ServiceNow, Inc. (1)	351,719
14,285	Splunk, Inc. (1)	779,533
11,704	Workday, Inc. (1)	855,211

	Total Software	3,094,975

	Specialty Retail (5.4%)
5,543	CarMax, Inc. (1)	242,673
10,848	Dick’s Sporting Goods, Inc.	571,256
21,083	DSW, Inc.	703,961

	Total Specialty Retail	1,517,890

	Textiles, Apparel & Luxury Goods (4.9%)
17,684	Kate Spade & Co. (1)	614,873
15,780	Under Armour, Inc. (1)	771,484

	Total Textiles, Apparel & Luxury Goods	1,386,357

	Trading Companies & Distributors (2.0%)
6,190	MSC Industrial Direct Co., Inc.	563,661

	Total Common Stock (Cost: $20,982,784) (97.7%)	27,671,562

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $688,132) (2.4%)
$688,132	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $760,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22 valued at $706,238) (Total Amount to be Received Upon Repurchase $688,132)	688,132

	Total Investments (Cost: $21,670,916) (100.1%)	28,359,694
	Liabilities in Excess of Other Assets (-0.1%)	(31,183)

	Net Assets (100.0%)	$28,328,511

Notes to the Schedule of Investments:

SP ADR - Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

See accompanying notes to financial statements.

19

TCW Growth Equities Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Auto Components	2.1
Beverages	5.7
Biotechnology	1.8
Capital Markets	2.4
Communications Equipment	1.4
Diversified Consumer Services	1.5
Electrical Equipment	2.8
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	6.3
Food & Staples Retailing	1.6
Food Products	2.8
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	2.5
Health Care Technology	4.4
Hotels, Restaurants & Leisure	4.4
Internet Software & Services	4.2
Leisure Products	1.6
Life Sciences Tools & Services	2.1
Machinery	11.4
Media	1.7
Metals & Mining	2.1
Oil, Gas & Consumable Fuels	0.7
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	3.1
Software	10.9
Specialty Retail	5.4
Textiles, Apparel & Luxury Goods	4.9
Trading Companies & Distributors	2.0
Short-Term Investments	2.4

Total	100.1%

See accompanying notes to financial statements.

20

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)

April 30, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
688,085	Textron, Inc.	$28,142,676

	Air Freight & Logistics (2.0%)
173,580	FedEx Corp.	23,650,275

	Banks (5.6%)
653,900	Citigroup, Inc.	31,328,349
605,704	JPMorgan Chase & Co.	33,907,310

	Total Banks	65,235,659

	Beverages (2.8%)
375,145	PepsiCo, Inc.	32,221,204

	Capital Markets (6.0%)
306,271	Ameriprise Financial, Inc.	34,189,032
543,700	State Street Corp.	35,101,272

	Total Capital Markets	69,290,304

	Chemicals (2.1%)
362,365	Du Pont (E.I.) de Nemours & Co.	24,394,412

	Commercial Services & Supplies (2.7%)
292,214	ADT Corp. (The)	8,836,551
548,105	Tyco International, Ltd.	22,417,495

	Total Commercial Services & Supplies	31,254,046

	Communications Equipment (2.4%)
1,200,785	Cisco Systems, Inc.	27,750,141

	Consumer Finance (1.8%)
833,867	SLM Corp.	21,472,075

	Containers & Packaging (1.7%)
196,600	Avery Dennison Corp.	9,566,556
163,229	Packaging Corp. of America	10,875,948

	Total Containers & Packaging	20,442,504

	Diversified Telecommunication Services (4.4%)
543,160	AT&T, Inc.	19,390,812
1,363,500	Deutsche Telekom AG (Germany) (SP ADR)	22,838,625
1,050,354	Windstream Holdings, Inc.	9,526,711

	Total Diversified Telecommunication Services	51,756,148

	Electric Utilities (2.0%)
425,700	American Electric Power Co., Inc.	22,906,917

See accompanying notes to financial statements.

21

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (3.2%)
703,995	Corning, Inc.	$14,720,535
375,400	TE Connectivity, Ltd.	22,141,092

	Total Electronic Equipment, Instruments & Components	36,861,627

	Energy Equipment & Services (5.2%)
329,000	Baker Hughes, Inc.	22,997,100
203,920	Ensco PLC (United Kingdom)	10,287,764
637,960	Nabors Industries, Ltd.	16,280,739
253,270	Transocean, Ltd.	10,908,339

	Total Energy Equipment & Services	60,473,942

	Food Products (4.4%)
413,500	Campbell Soup Co.	18,810,115
152,495	Kraft Foods Group, Inc.	8,670,866
656,390	Mondelez International, Inc.	23,400,303

	Total Food Products	50,881,284

	Health Care Equipment & Supplies (1.2%)
238,475	Medtronic, Inc.	14,027,099

	Health Care Providers & Services (1.1%)
226,850	Quest Diagnostics, Inc	12,687,720

	Household Durables (1.2%)
365,771	Lennar Corp.	14,115,103

	Industrial Conglomerates (6.4%)
1,584,250	General Electric Co.	42,600,483
997,445	Koninklijke Philips Electronics N.V. (Netherlands) (NYRS)	31,878,342

	Total Industrial Conglomerates	74,478,825

	Insurance (5.6%)
353,900	Allstate Corp. (The)	20,154,605
304,980	MetLife, Inc.	15,965,703
317,500	Travelers Cos., Inc. (The)	28,759,150

	Total Insurance	64,879,458

	Machinery (1.4%)
214,532	Pentair, Ltd.	15,937,582

	Media (5.3%)
519,150	Comcast Corp.	26,871,204
888,400	Regal Entertainment Group	16,701,920
266,919	Time Warner, Inc.	17,739,437

	Total Media	61,312,561

See accompanying notes to financial statements.

22

TCW Relative Value Dividend Appreciation Fund

April 30, 2014

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (4.1%)
265,360	Chevron Corp.	$33,307,987
242,775	Valero Energy Corp.	13,879,447

	Total Oil, Gas & Consumable Fuels	47,187,434

	Personal Products (1.0%)
735,059	Avon Products, Inc.	11,231,702

	Pharmaceuticals (7.4%)
235,200	Johnson & Johnson	23,823,408
410,870	Merck & Co., Inc.	24,060,547
1,213,600	Pfizer, Inc.	37,961,408

	Total Pharmaceuticals	85,845,363

	REIT (1.2%)
598,900	Kimco Realty Corp.	13,726,788

	Semiconductors & Semiconductor Equipment (4.2%)
941,335	Intel Corp.	25,124,231
371,060	Maxim Integrated Products, Inc.	12,037,187
258,700	Microchip Technology, Inc.	12,298,598

	Total Semiconductors & Semiconductor Equipment	49,460,016

	Software (1.9%)
548,175	Microsoft Corp.	22,146,270

	Specialty Retail (3.7%)
483,365	Gap, Inc. (The)	18,996,245
297,814	Home Depot, Inc. (The)	23,679,191

	Total Specialty Retail	42,675,436

	Technology Hardware, Storage & Peripherals (2.6%)
579,365	Seagate Technology PLC (Netherlands)	30,463,012

	Thrifts & Mortgage Finance (1.1%)
801,900	New York Community Bancorp, Inc.	12,357,279

	Total Common Stock (Cost: $864,078,286) (98.1%)	1,139,264,862

See accompanying notes to financial statements.

23

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $21,313,803) (1.8%)
$21,313,803	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $23,080,000 Federal National Mortgage Association, 2.20%, due 10/17/22, valued at $21,743,299) (Total Amount to be Received Upon Repurchase $21,313,803)	$21,313,803

	Total Investments (Cost: $885,392,089) (99.9%)	1,160,578,665
	Excess of Other Assets over Liabilities (0.1%)	1,299,991

	Net Assets (100.0%)	$1,161,878,656

Notes to the Schedule of Investments:

NYRS - New	York Registry Shares.
REIT - Real	Estate Investment Trust.
SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to financial statements.

24

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Air Freight & Logistics	2.0
Banks	5.6
Beverages	2.8
Capital Markets	6.0
Chemicals	2.1
Commercial Services & Supplies	2.7
Communications Equipment	2.4
Consumer Finance	1.8
Containers & Packaging	1.7
Diversified Telecommunication Services	4.4
Electric Utilities	2.0
Electronic Equipment, Instruments & Components	3.2
Energy Equipment & Services	5.2
Food Products	4.4
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	1.1
Household Durables	1.2
Industrial Conglomerates	6.4
Insurance	5.6
Machinery	1.4
Media	5.3
Oil, Gas & Consumable Fuels	4.1
Personal Products	1.0
Pharmaceuticals	7.4
REIT	1.2
Semiconductors & Semiconductor Equipment	4.2
Software	1.9
Specialty Retail	3.7
Technology Hardware, Storage & Peripherals	2.6
Thrifts & Mortgage Finance	1.1
Short-Term Investments	1.8

Total	99.9%

See accompanying notes to financial statements.

25

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.5% of Net Assets)
608,510	Textron, Inc.	$24,888,059

	Auto Components (2.2%)
733,270	Dana Holding Corp.	15,523,326

	Banks (5.7%)
425,100	Citigroup, Inc.	20,366,541
367,858	JPMorgan Chase & Co.	20,592,691

	Total Banks	40,959,232

	Beverages (2.8%)
234,700	PepsiCo, Inc.	20,158,383

	Capital Markets (5.6%)
179,326	Ameriprise Financial, Inc.	20,018,161
318,000	State Street Corp.	20,530,080

	Total Capital Markets	40,548,241

	Commercial Services & Supplies (2.9%)
191,805	ADT Corp. (The)	5,800,183
363,515	Tyco International, Ltd.	14,867,764

	Total Commercial Services & Supplies	20,667,947

	Communications Equipment (2.5%)
776,190	Cisco Systems, Inc.	17,937,751

	Consumer Finance (1.5%)
424,176	SLM Corp.	10,922,532

	Containers & Packaging (2.0%)
428,035	Sealed Air Corp.	14,685,881

	Diversified Telecommunication Services (1.3%)
270,400	AT&T, Inc.	9,653,280

	Electric Utilities (1.9%)
248,250	American Electric Power Co., Inc.	13,358,333

	Electronic Equipment, Instruments & Components (3.4%)
408,590	Corning, Inc.	8,543,617
269,330	TE Connectivity, Ltd.	15,885,083

	Total Electronic Equipment, Instruments & Components	24,428,700

	Energy Equipment & Services (5.7%)
274,050	Baker Hughes, Inc.	19,156,095
237,900	Ensco PLC (United Kingdom)	12,002,055
395,730	Nabors Industries, Ltd.	10,099,030

	Total Energy Equipment & Services	41,257,180

See accompanying notes to financial statements.

26

TCW Relative Value Large Cap Fund

April 30, 2014

Number of Shares	Common Stock	Value
	Food Products (2.5%)
496,255	Mondelez International, Inc.	$17,691,491

	Health Care Equipment & Supplies (1.9%)
236,193	Hologic, Inc. (1)	4,956,510
152,915	Medtronic, Inc.	8,994,460

	Total Health Care Equipment & Supplies	13,950,970

	Health Care Providers & Services (3.7%)
90,700	Catamaran Corp. (1)	3,423,925
148,206	Cigna Corp.	11,862,408
109,484	WellPoint, Inc.	11,022,849

	Total Health Care Providers & Services	26,309,182

	Household Durables (2.0%)
381,863	Lennar Corp.	14,736,093

	Independent Power and Renewable Electricity Producers (1.6%)
809,200	AES Corporation (The)	11,692,940

	Industrial Conglomerates (3.6%)
963,650	General Electric Co.	25,912,548

	Insurance (3.9%)
284,385	Hartford Financial Services Group, Inc.	10,200,890
194,270	Travelers Cos., Inc. (The)	17,596,977

	Total Insurance	27,797,867

	Machinery (3.9%)
131,867	Pentair, Ltd.	9,796,399
428,430	Terex Corp.	18,546,735

	Total Machinery	28,343,134

	Media (4.7%)
471,600	Comcast Corp.	24,410,016
139,978	Time Warner, Inc.	9,302,938

	Total Media	33,712,954

	Metals & Mining (1.4%)
236,890	Allegheny Technologies, Inc.	9,759,868

	Oil, Gas & Consumable Fuels (4.5%)
154,500	Chevron Corp.	19,392,840
222,200	Valero Energy Corp.	12,703,174

	Total Oil, Gas & Consumable Fuels	32,096,014

	Pharmaceuticals (8.6%)
125,450	Johnson & Johnson	12,706,831
247,950	Merck & Co., Inc.	14,519,952

See accompanying notes to financial statements.

27

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Pharmaceuticals (Continued)
238,290	Mylan, Inc. (1)	$12,100,366
721,450	Pfizer, Inc.	22,566,956

	Total Pharmaceuticals	61,894,105

	Semiconductors & Semiconductor Equipment (4.4%)
495,675	Applied Materials, Inc.	9,447,565
467,400	Intel Corp.	12,474,906
165,995	Lam Research Corp. (1)	9,562,972

	Total Semiconductors & Semiconductor Equipment	31,485,443

	Software (1.7%)
306,690	Microsoft Corp.	12,390,276

	Specialty Retail (4.6%)
362,920	Gap, Inc. (The)	14,262,756
234,000	Home Depot, Inc. (The)	18,605,340

	Total Specialty Retail	32,868,096

	Technology Hardware, Storage & Peripherals (2.1%)
171,640	Western Digital Corp.	15,126,633

	Total Common Stock (Cost: $452,073,867) (96.1%)	690,756,459

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $27,628,766) (3.8%)
$27,628,766	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $29,915,000 Federal National Mortgage Association, 2.20%, due 10/17/22, valued at $28,182,443) (Total Amount to be Received Upon Repurchase $27,628,766)	27,628,766

	Total Investments (Cost: $479,702,633) (99.9%)	718,385,225
	Excess of Other Assets over Liabilities (0.1%)	752,161

	Net Assets (100.0%)	$719,137,386

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

28

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	3.5%
Auto Components	2.2
Banks	5.7
Beverages	2.8
Capital Markets	5.6
Commercial Services & Supplies	2.9
Communications Equipment	2.5
Consumer Finance	1.5
Containers & Packaging	2.0
Diversified Telecommunication Services	1.3
Electric Utilities	1.9
Electronic Equipment, Instruments & Components	3.4
Energy Equipment & Services	5.7
Food Products	2.5
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	3.7
Household Durables	2.0
Independent Power and Renewable Electricity Producers	1.6
Industrial Conglomerates	3.6
Insurance	3.9
Machinery	3.9
Media	4.7
Metals & Mining	1.4
Oil, Gas & Consumable Fuels	4.5
Pharmaceuticals	8.6
Semiconductors & Semiconductor Equipment	4.4
Software	1.7
Specialty Retail	4.6
Technology Hardware, Storage & Peripherals	2.1
Short-Term Investments	3.8

Total	99.9%

See accompanying notes to financial statements.

29

TCW Select Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.2% of Net Assets)
291,210	Precision Castparts Corp.	$73,702,339

	Biotechnology (4.9%)
632,370	BioMarin Pharmaceutical, Inc. (1)	36,822,905
342,590	Celgene Corp. (1)	50,364,156

	Total Biotechnology	87,187,061

	Capital Markets (2.1%)
1,381,350	Charles Schwab Corp. (The)	36,674,843

	Communications Equipment (3.5%)
783,273	QUALCOMM, Inc.	61,651,418

	Energy Equipment & Services (9.3%)
349,975	Dril-Quip, Inc. (1)	39,589,172
597,725	Oceaneering International, Inc.	43,801,288
795,966	Schlumberger, Ltd.	80,830,347

	Total Energy Equipment & Services	164,220,807

	Food & Staples Retailing (3.3%)
358,124	Costco Wholesale Corp.	41,427,784
360,785	Whole Foods Market, Inc.	17,931,015

	Total Food & Staples Retailing	59,358,799

	Food Products (2.8%)
555,570	Mead Johnson Nutrition Co.	49,034,608

	Health Care Technology (6.4%)
359,992	athenahealth, Inc. (1)	44,509,411
1,333,862	Cerner Corp. (1)	68,427,120

	Total Health Care Technology	112,936,531

	Hotels, Restaurants & Leisure (5.2%)
48,600	Chipotle Mexican Grill, Inc. (1)	24,227,100
971,295	Starbucks Corp.	68,592,853

	Total Hotels, Restaurants & Leisure	92,819,953

	Insurance (3.8%)
662,600	ACE, Ltd.	67,797,232

	Internet & Catalog Retail (8.1%)
252,650	Amazon.com, Inc. (1)	76,838,444
57,840	Priceline Group, Inc. (The) (1)	66,964,260

	Total Internet & Catalog Retail	143,802,704

	Internet Software & Services (10.6%)
294,520	Equinix, Inc. (1)	55,313,801
33,734	Google, Inc. (1)	18,043,642

See accompanying notes to financial statements.

30

TCW Select Equities Fund

April 30, 2014

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
138,619	Google, Inc. — Class C (1)	$73,005,083
265,850	LinkedIn Corp. (1)	40,799,999

	Total Internet Software & Services	187,162,525

	IT Services (4.0%)
350,206	Visa, Inc.	70,955,238

	Life Sciences Tools & Services (1.8%)
238,100	Illumina, Inc. (1)	32,345,885

	Pharmaceuticals (2.1%)
222,710	Allergan, Inc.	36,934,226

	Professional Services (2.6%)
758,050	Verisk Analytics, Inc. (1)	45,551,225

	REIT (4.5%)
946,732	American Tower Corp.	79,071,057

	Semiconductors & Semiconductor Equipment (2.8%)
1,098,575	ARM Holdings PLC (United Kingdom) (SP ADR)	50,007,134

	Software (11.1%)
1,619,248	Salesforce.com, Inc. (1)	83,634,159
701,985	ServiceNow, Inc. (1)	34,902,694
665,900	Splunk, Inc. (1)	36,338,163
454,110	VMware, Inc. (1)	42,009,716

	Total Software	196,884,732

	Specialty Retail (2.7%)
558,850	Tiffany & Co.	48,893,787

	Trading Companies & Distributors (2.1%)
757,477	Fastenal Co.	37,934,448

	Total Common Stock (Cost: $1,244,269,473) (97.9%)	1,734,926,552

See accompanying notes to financial statements.

31

TCW Select Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $39,042,330) (2.2%)
$39,042,330	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $42,275,000 Federal National Mortgage Association, 2.20%, due 10/17/22, valued at $39,826,601) (Total Amount to be Received Upon Repurchase $39,042,330)	$39,042,330

	Total Investments (Cost: $1,283,311,803) (100.1%)	1,773,968,882
	Liabilities in Excess of Other Assets (-0.1%)	(2,168,328)

	Net Assets (100.0%)	$1,771,800,554

Notes to the Schedule of Investments:

REIT - Real	Estate Investment Trust.
SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

32

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	4.2%
Biotechnology	4.9
Capital Markets	2.1
Communications Equipment	3.5
Energy Equipment & Services	9.3
Food & Staples Retailing	3.3
Food Products	2.8
Health Care Technology	6.4
Hotels, Restaurants & Leisure	5.2
Insurance	3.8
Internet & Catalog Retail	8.1
Internet Software & Services	10.6
IT Services	4.0
Life Sciences Tools & Services	1.8
Pharmaceuticals	2.1
Professional Services	2.6
REIT	4.5
Semiconductors & Semiconductor Equipment	2.8
Software	11.1
Specialty Retail	2.7
Trading Companies & Distributors	2.1
Short-Term Investments	2.2

Total	100.1%

See accompanying notes to financial statements.

33

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.5% of Net Assets)
51,112	HEICO Corp.	$2,827,516

	Auto Components (1.2%)
39,900	Dorman Products, Inc. (1)	2,296,245

	Banks (1.6%)
20,773	Independent Bank Group, Inc.	1,022,239
102,100	Square 1 Financial, Inc. (1)	1,924,585

	Total Banks	2,946,824

	Beverages (1.7%)
12,600	Boston Beer Co., Inc. (1)	3,100,104

	Biotechnology (5.0%)
25,200	Agios Pharmaceuticals, Inc. (1)	1,059,912
92,340	Cepheid, Inc. (1)	4,014,943
69,010	Eleven Biotherapeutics, Inc. (1)	930,945
25,400	Foundation Medicine, Inc. (1)	740,664
25,600	Karyopharm Therapeutics, Inc. (1)	686,848
33,800	Ophthotech Corp. (1)	1,148,862
17,575	Ultragenyx Pharmaceutical, Inc. (1)	681,559

	Total Biotechnology	9,263,733

	Building Products (1.1%)
26,400	Trex Co., Inc. (1)	2,072,928

	Capital Markets (3.0%)
114,571	Marcus & Millichap, Inc. (1)	1,893,859
329,400	WisdomTree Investments, Inc. (1)	3,718,926

	Total Capital Markets	5,612,785

	Communications Equipment (2.2%)
208,487	Aruba Networks, Inc. (1)	4,121,788

	Diversified Consumer Services (2.7%)
48,764	MarketAxess Holdings, Inc.	2,627,404
118,900	Nord Anglia Education, Inc. (1)	2,360,165

	Total Diversified Consumer Services	4,987,569

	Electrical Equipment (1.2%)
26,000	Power Solutions International, Inc. (1)	2,151,500

	Electronic Equipment, Instruments & Components (3.4%)
96,298	Cognex Corp. (1)	3,315,540
76,389	FARO Technologies, Inc. (1)	3,047,921

	Total Electronic Equipment, Instruments & Components	6,363,461

See accompanying notes to financial statements.

34

TCW Small Cap Growth Fund

April 30, 2014

Number of Shares	Common Stock	Value
	Energy Equipment & Services (1.5%)
46,300	Geospace Technologies Corp. (1)	$2,691,419

	Food & Staples Retailing (1.4%)
26,237	Pricesmart, Inc.	2,519,802

	Food Products (5.0%)
105,500	Annie’s, Inc. (1)	3,429,805
33,697	Hain Celestial Group, Inc. (The) (1)	2,898,616
201,104	Lifeway Foods, Inc.	3,018,571

	Total Food Products	9,346,992

	Health Care Equipment & Supplies (4.7%)
48,631	DexCom, Inc. (1)	1,577,590
242,104	Endologix, Inc. (1)	3,069,879
60,600	LDR Holding Corp. (1)	1,510,152
162,585	Novadaq Technologies, Inc. (Canada) (1)	2,544,455

	Total Health Care Equipment & Supplies	8,702,076

	Health Care Providers & Services (5.4%)
80,800	ExamWorks Group, Inc. (1)	2,973,440
94,400	Health Net, Inc. (1)	3,240,752
24,611	MWI Veterinary Supply, Inc. (1)	3,855,067

	Total Health Care Providers & Services	10,069,259

	Health Care Technology (3.2%)
33,900	athenahealth, Inc. (1)	4,191,396
114,737	Castlight Health, Inc. (1)	1,723,350

	Total Health Care Technology	5,914,746

	Hotels, Restaurants & Leisure (3.9%)
329,519	Arcos Dorados Holdings, Inc.	3,001,918
171,300	La Quinta Holdings, Inc. (1)	2,876,127
77,194	Potbelly Corp. (1)	1,312,298

	Total Hotels, Restaurants & Leisure	7,190,343

	Household Durables (1.1%)
18,275	Harman International Industries, Inc.	2,003,123

	Insurance (0.9%)
37,900	eHealth, Inc. (1)	1,587,631

	Internet Software & Services (5.4%)
96,440	Cornerstone OnDemand, Inc. (1)	3,545,134
82,300	Envestnet, Inc. (1)	3,032,755
48,361	Rocket Fuel, Inc. (1)	1,550,937
36,692	SPS Commerce, Inc. (1)	1,900,646

	Total Internet Software & Services	10,029,472

See accompanying notes to financial statements.

35

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	IT Services (1.5%)
90,400	EPAM Systems, Inc. (1)	$2,814,152

	Leisure Products (2.9%)
253,300	Black Diamond, Inc. (1)	2,824,295
115,000	Malibu Boats, Inc. (1)	2,559,900

	Total Leisure Products	5,384,195

	Machinery (7.1%)
77,200	Altra Holdings, Inc.	2,637,152
40,269	Chart Industries, Inc. (1)	2,747,151
101,100	John Bean Technologies Corp.	2,930,889
46,500	Proto Labs, Inc. (1)	2,815,110
30,900	RBC Bearings, Inc. (1)	1,923,834

	Total Machinery	13,054,136

	Oil, Gas & Consumable Fuels (1.5%)
32,825	Athlon Energy, Inc. (1)	1,326,458
53,700	RSP Permian, Inc. (1)	1,522,395

	Total Oil, Gas & Consumable Fuels	2,848,853

	Pharmaceuticals (0.5%)
28,595	Revance Therapeutics, Inc. (1)	980,237

	Professional Services (1.7%)
146,100	TriNet Group, Inc. (1)	3,133,845

	Real Estate Management & Development (1.2%)
81,075	RE/MAX Holdings, Inc. (1)	2,287,937

	Semiconductors & Semiconductor Equipment (2.5%)
179,507	Exar Corp. (1)	1,942,266
75,188	Mellanox Technologies, Ltd. (1)	2,629,324

	Total Semiconductors & Semiconductor Equipment	4,571,590

	Software (7.8%)
106,800	Imperva, Inc. (1)	2,443,584
168,947	Qualys, Inc. (1)	3,258,988
94,148	Splunk, Inc. (1)	5,137,656
30,718	Ultimate Software Group, Inc. (The) (1)	3,674,794

	Total Software	14,515,022

	Specialty Retail (2.7%)
123,527	Five Below, Inc. (1)	4,979,373

	Technology Hardware, Storage & Peripherals (1.2%)
89,113	Nimble Storage, Inc. (1)	2,196,635

See accompanying notes to financial statements.

36

TCW Small Cap Growth Fund

April 30, 2014

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (6.7%)
90,300	Kate Spade & Co. (1)	$3,139,731
114,622	Steven Madden, Ltd. (1)	4,081,689
185,970	Vince Holding Corp. (1)	5,116,035

	Total Textiles, Apparel & Luxury Goods	12,337,455

	Trading Companies & Distributors (2.2%)
18,100	DXP Enterprises, Inc. (1)	2,049,101
50,000	H&E Equipment Services, Inc. (1)	1,927,500

	Total Trading Companies & Distributors	3,976,601

	Total Common Stock (Cost: $148,725,554) (96.6%)	178,879,347

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $6,659,358) (3.6%)
$6,659,358	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $7,310,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22 valued at $6,792,898) (Total Amount to be Received Upon Repurchase $6,659,358)	6,659,358

	Total Investments (Cost: $155,384,912) (100.2%)	185,538,705
	Liabilities in Excess of Other Assets (-0.2%)	(333,322)

	Net Assets (100.0%)	$185,205,383

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

37

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	1.5%
Auto Components	1.2
Banks	1.6
Beverages	1.7
Biotechnology	5.0
Building Products	1.1
Capital Markets	3.0
Communications Equipment	2.2
Diversified Consumer Services	2.7
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	3.4
Energy Equipment & Services	1.5
Food & Staples Retailing	1.4
Food Products	5.0
Health Care Equipment & Supplies	4.7
Health Care Providers & Services	5.4
Health Care Technology	3.2
Hotels, Restaurants & Leisure	3.9
Household Durables	1.1
Insurance	0.9
Internet Software & Services	5.4
IT Services	1.5
Leisure Products	2.9
Machinery	7.1
Oil, Gas & Consumable Fuels	1.5
Pharmaceuticals	0.5
Professional Services	1.7
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	2.5
Software	7.8
Specialty Retail	2.7
Technology Hardware, Storage & Peripherals	1.2
Textiles, Apparel & Luxury Goods	6.7
Trading Companies & Distributors	2.2
Short-Term Investments	3.6

Total	100.2%

See accompanying notes to financial statements.

38

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	April 30, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.9% of Net Assets)
14,350	BE Aerospace, Inc. (1)	$1,259,499
15,287	HEICO Corp.	845,677

	Total Aerospace & Defense	2,105,176

	Banks (1.4%)
7,220	SVB Financial Group (1)	770,302

	Beverages (1.6%)
3,400	Boston Beer Co., Inc. (1)	836,536

	Biotechnology (3.0%)
24,665	Cepheid, Inc. (1)	1,072,434
1,250	Intercept Pharmaceuticals, Inc. (1)	330,150
7,600	Karyopharm Therapeutics, Inc. (1)	203,908

	Total Biotechnology	1,606,492

	Capital Markets (3.0%)
19,012	Stifel Financial Corp. (1)	889,191
65,500	WisdomTree Investments, Inc. (1)	739,495

	Total Capital Markets	1,628,686

	Communications Equipment (1.6%)
43,740	Aruba Networks, Inc. (1)	864,740

	Diversified Consumer Services (1.4%)
14,500	MarketAxess Holdings, Inc.	781,260

	Electronic Equipment, Instruments & Components (5.2%)
25,590	Cognex Corp. (1)	881,064
17,372	FARO Technologies, Inc. (1)	693,143
9,700	FEI Co.	771,344
7,440	IPG Photonics Corp. (1)	480,847

	Total Electronic Equipment, Instruments & Components	2,826,398

	Energy Equipment & Services (4.8%)
2,703	Core Laboratories N.V. (Netherlands)	507,299
7,650	Dril-Quip, Inc. (1)	865,368
19,460	Frank’s International N.V. (Netherlands)	533,788
9,545	Oceaneering International, Inc.	699,457

	Total Energy Equipment & Services	2,605,912

	Food & Staples Retailing (3.5%)
10,435	Pricesmart, Inc.	1,002,178
13,105	United Natural Foods, Inc. (1)	904,638

	Total Food & Staples Retailing	1,906,816

See accompanying notes to financial statements.

39

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Food Products (2.2%)
13,550	Hain Celestial Group, Inc. (The) (1)	$1,165,571

	Health Care Equipment & Supplies (4.7%)
69,091	Endologix, Inc. (1)	876,074
2,550	Intuitive Surgical, Inc. (1)	922,335
46,850	Novadaq Technologies, Inc. (1)	733,202

	Total Health Care Equipment & Supplies	2,531,611

	Health Care Providers & Services (4.5%)
24,600	Health Net, Inc. (1)	844,518
7,168	MWI Veterinary Supply, Inc. (1)	1,122,796
16,065	Premier, Inc. (1)	481,950

	Total Health Care Providers & Services	2,449,264

	Health Care Technology (2.2%)
9,800	athenahealth, Inc. (1)	1,211,672

	Hotels, Restaurants & Leisure (3.4%)
30,100	Aramark	848,519
47,535	Arcos Dorados Holdings, Inc.	433,044
7,300	Starwood Hotels & Resorts Worldwide, Inc.	559,545

	Total Hotels, Restaurants & Leisure	1,841,108

	Household Durables (1.8%)
8,701	Harman International Industries, Inc.	953,717

	Internet Software & Services (4.2%)
18,200	Envestnet, Inc. (1)	670,670
18,608	Rocket Fuel, Inc. (1)	596,759
16,750	Yelp, Inc. (1)	976,860

	Total Internet Software & Services	2,244,289

	Leisure Products (1.6%)
6,550	Polaris Industries, Inc.	879,861

	Life Sciences Tools & Services (1.5%)
6,150	Illumina, Inc. (1)	835,478

	Machinery (10.3%)
11,542	Chart Industries, Inc. (1)	787,395
12,400	Graco, Inc.	899,000
4,450	Middleby Corp. (The) (1)	1,123,536
13,350	Proto Labs, Inc. (1)	808,209
9,600	WABCO Holdings, Inc. (1)	1,027,296
12,650	Wabtec Corp.	943,058

	Total Machinery	5,588,494

See accompanying notes to financial statements.

40

TCW SMID Cap Growth Fund

April 30, 2014

Number of Shares	Common Stock	Value
	Media (1.5%)
12,600	AMC Networks, Inc. (1)	$827,442

	Metals & Mining (2.1%)
27,225	Allegheny Technologies, Inc.	1,121,670

	Oil, Gas & Consumable Fuels (0.8%)
14,600	RSP Permian, Inc. (1)	413,910

	Road & Rail (1.4%)
7,405	Kansas City Southern	747,016

	Semiconductors & Semiconductor Equipment (1.8%)
52,350	NVIDIA Corp.	966,904

	Software (12.9%)
14,690	ANSYS, Inc. (1)	1,120,994
22,650	FireEye, Inc. (1)	889,239
5,300	NetSuite, Inc. (1)	409,743
17,850	ServiceNow, Inc. (1)	887,502
27,265	Splunk, Inc. (1)	1,487,851
10,050	Tyler Technologies, Inc. (1)	820,583
3,591	Ultimate Software Group, Inc. (The) (1)	429,591
12,420	Workday, Inc. (1)	907,529

	Total Software	6,953,032

	Specialty Retail (2.0%)
32,000	DSW, Inc.	1,068,480

	Textiles, Apparel & Luxury Goods (7.0%)
23,750	Kate Spade & Co. (1)	825,787
30,760	Under Armour, Inc. (1)	1,503,856
52,609	Vince Holding Corp. (1)	1,447,274

	Total Textiles, Apparel & Luxury Goods	3,776,917

	Trading Companies & Distributors (1.7%)
10,100	MSC Industrial Direct Co., Inc.	919,706

	Total Common Stock (Cost: $43,006,394) (97.0%)	52,428,460

See accompanying notes to financial statements.

41

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $1,636,232) (3.0%)
$1,636,232	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $1,800,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22 valued at $1,672,670) (Total Amount to be Received Upon Repurchase $1,636,232)	$1,636,232

	Total Investments (Cost: $44,642,626) (100.0%)	54,064,692
	Liabilities in Excess of Other Assets ((0.0)%)	(18,079)

	Net Assets (100.0%)	$54,046,613

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

42

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	3.9%
Banks	1.4
Beverages	1.6
Biotechnology	3.0
Capital Markets	3.0
Communications Equipment	1.6
Diversified Consumer Services	1.4
Electronic Equipment, Instruments & Components	5.2
Energy Equipment & Services	4.8
Food & Staples Retailing	3.5
Food Products	2.2
Health Care Equipment & Supplies	4.7
Health Care Providers & Services	4.5
Health Care Technology	2.2
Hotels, Restaurants & Leisure	3.4
Household Durables	1.8
Internet Software & Services	4.2
Leisure Products	1.6
Life Sciences Tools & Services	1.5
Machinery	10.3
Media	1.5
Metals & Mining	2.1
Oil, Gas & Consumable Fuels	0.8
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	1.8
Software	12.9
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	7.0
Trading Companies & Distributors	1.7
Short-Term Investments	3.0

Total	100.0%

See accompanying notes to financial statements.

43

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
85,345	Textron, Inc.	$3,490,610

	Airlines (1.2%)
49,300	American Airlines Group, Inc. (1)	1,728,951

	Auto Components (3.5%)
171,550	Dana Holding Corp. (1)	3,631,714
25,315	Tenneco, Inc. (1)	1,515,609

	Total Auto Components	5,147,323

	Banks (6.7%)
35,666	Comerica, Inc.	1,720,528
239,593	KeyCorp	3,268,049
91,765	Popular, Inc. (1)	2,835,538
625,108	Synovus Financial Corp.	2,006,597

	Total Banks	9,830,712

	Capital Markets (2.5%)
26,100	E*TRADE Financial Corp. (1)	585,945
89,288	Invesco, Ltd.	3,143,830

	Total Capital Markets	3,729,775

	Chemicals (2.6%)
15,200	Axiall Corp.	708,320
21,138	Celanese Corp. — Series A	1,298,508
19,704	Cytec Industries, Inc.	1,878,185

	Total Chemicals	3,885,013

	Communications Equipment (2.0%)
194,900	Brocade Communications Systems, Inc. (1)	1,814,519
89,760	Polycom, Inc. (1)	1,104,048

	Total Communications Equipment	2,918,567

	Construction & Engineering (1.8%)
45,333	Jacobs Engineering Group, Inc. (1)	2,615,714

	Construction Materials (1.2%)
26,544	Vulcan Materials Co.	1,712,884

	Consumer Finance (1.4%)
82,647	SLM Corp.	2,128,160

	Containers & Packaging (2.0%)
87,585	Sealed Air Corp.	3,005,041

	Diversified Telecommunication Services (0.7%)
112,474	Windstream Holdings, Inc.	1,020,139

See accompanying notes to financial statements.

44

TCW Value Opportunities Fund

April 30, 2014

Number of Shares	Common Stock	Value
	Electric Utilities (0.4%)
21,694	Hawaiian Electric Industries, Inc.	$520,439

	Energy Equipment & Services (4.0%)
29,820	Atwood Oceanics, Inc. (1)	1,477,879
112,062	Nabors Industries, Ltd.	2,859,822
128,750	Newpark Resources, Inc. (1)	1,550,150

	Total Energy Equipment & Services	5,887,851

	Food Products (2.7%)
54,400	Campbell Soup Co.	2,474,656
42,600	Hillshire Brands Co.	1,518,690

	Total Food Products	3,993,346

	Health Care Equipment & Supplies (2.1%)
55,400	Alere, Inc. (1)	1,850,360
59,942	Hologic, Inc. (1)	1,257,883

	Total Health Care Equipment & Supplies	3,108,243

	Health Care Providers & Services (3.3%)
40,355	Cigna Corp.	3,230,014
29,000	Quest Diagnostics, Inc	1,621,970

	Total Health Care Providers & Services	4,851,984

	Hotels, Restaurants & Leisure (2.7%)
67,536	International Speedway Corp.	2,123,332
32,319	Marriott International, Inc.	1,872,239

	Total Hotels, Restaurants & Leisure	3,995,571

	Household Durables (5.8%)
57,155	Beazer Homes USA, Inc. (1)	1,083,659
9,990	Harman International Industries, Inc.	1,095,004
88,660	KB Home	1,463,777
49,120	Lennar Corp.	1,895,541
85,715	Toll Brothers, Inc. (1)	2,934,881

	Total Household Durables	8,472,862

	Independent Power and Renewable Electricity Producers (1.3%)
127,100	AES Corporation (The) (1)	1,836,595

	Insurance (6.0%)
39,286	Arch Capital Group, Ltd. (1)	2,251,873
50,905	Assured Guaranty, Ltd.	1,217,139
130,560	Genworth Financial, Inc. (1)	2,330,496
15,468	PartnerRe, Ltd.	1,630,327
16,845	Reinsurance Group of America, Inc.	1,292,180

	Total Insurance	8,722,015

See accompanying notes to financial statements.

45

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Machinery (7.3%)
26,809	Dover Corp.	$2,316,298
54,500	Kennametal, Inc.	2,546,785
27,055	SPX Corp.	2,755,281
70,498	Terex Corp.	3,051,858

	Total Machinery	10,670,222

	Metals & Mining (4.3%)
56,271	Allegheny Technologies, Inc.	2,318,365
127,507	Commercial Metals Co.	2,448,135
40,840	Worthington Industries, Inc.	1,502,912

	Total Metals & Mining	6,269,412

	Multi-Utilities (1.0%)
45,300	Avista Corp.	1,456,395

	Multiline Retail (1.4%)
233,640	J.C. Penney Co., Inc. (1)	1,990,613

	Oil, Gas & Consumable Fuels (2.5%)
71,794	Denbury Resources, Inc. (1)	1,207,575
28,798	Murphy Oil Corp.	1,826,657
18,100	Newfield Exploration Co. (1)	612,685

	Total Oil, Gas & Consumable Fuels	3,646,917

	Personal Products (0.7%)
67,360	Avon Products, Inc.	1,029,261

	Pharmaceuticals (1.2%)
34,170	Mylan, Inc. (1)	1,735,153

	Real Estate Management & Development (1.3%)
16,175	Jones Lang LaSalle, Inc.	1,874,521

	REIT (4.1%)
68,560	DiamondRock Hospitality Co.	841,231
41,690	Geo Group, Inc. (The)	1,397,866
16,775	Health Care REIT, Inc.	1,058,335
77,345	Kimco Realty Corp.	1,772,747
24,065	Liberty Property Trust	902,438

	Total REIT	5,972,617

	Semiconductors & Semiconductor Equipment (5.9%)
47,482	Broadcom Corp.	1,462,921
87,700	Freescale Semiconductor, Ltd. (1)	1,926,769
32,610	Lam Research Corp. (1)	1,878,662
60,846	Maxim Integrated Products, Inc.	1,973,844
79,300	Teradyne, Inc. (1)	1,401,231

	Total Semiconductors & Semiconductor Equipment	8,643,427

See accompanying notes to financial statements.

46

TCW Value Opportunities Fund

April 30, 2014

Number of Shares	Common Stock	Value
	Software (0.4%)
30,300	Activision Blizzard, Inc.	$606,303

	Specialty Retail (2.9%)
17,435	Asbury Automotive Group, Inc. (1)	1,076,437
21,310	Children’s Place Retail Stores, Inc. (The) (1)	1,022,880
55,600	Gap, Inc. (The)	2,185,080

	Total Specialty Retail	4,284,397

	Technology Hardware, Storage & Peripherals (6.2%)
70,955	Seagate Technology PLC (Netherlands)	3,730,814
60,391	Western Digital Corp.	5,322,259

	Total Technology Hardware, Storage & Peripherals	9,053,073

	Thrifts & Mortgage Finance (2.5%)
75,755	EverBank Financial Corp.	1,418,134
	Thrifts & Mortgage Finance (Continued)
246,225	First Niagara Financial Group, Inc.	2,196,327

	Total Thrifts & Mortgage Finance	3,614,461

	Total Common Stock (Cost: $101,114,797) (98.0%)	143,448,567

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $3,460,622) (2.4%)
$3,460,622	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $3,800,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22, valued at $3,531,192) (Total Amount to be Received Upon Repurchase $3,460,622)	3,460,622

	Total Investments (Cost: $104,575,419) (100.4%)	146,909,189
	Liabilities in Excess of Other Assets (-0.4%)	(544,898)

	Net Assets (100.0%)	$146,364,291

Notes to the Schedule of Investments:

REIT - Real	Estate Investment Trust.
(1)	Non-income producing security.

See accompanying notes to financial statements.

47

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Airlines	1.2
Auto Components	3.5
Banks	6.7
Capital Markets	2.5
Chemicals	2.6
Communications Equipment	2.0
Construction & Engineering	1.8
Construction Materials	1.2
Consumer Finance	1.4
Containers & Packaging	2.0
Diversified Telecommunication Services	0.7
Electric Utilities	0.4
Energy Equipment & Services	4.0
Food Products	2.7
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	3.3
Hotels, Restaurants & Leisure	2.7
Household Durables	5.8
Independent Power and Renewable Electricity Producers	1.3
Insurance	6.0
Machinery	7.3
Metals & Mining	4.3
Multi-Utilities	1.0
Multiline Retail	1.4
Oil, Gas & Consumable Fuels	2.5
Personal Products	0.7
Pharmaceuticals	1.2
Real Estate Management & Development	1.3
REIT	4.1
Semiconductors & Semiconductor Equipment	5.9
Software	0.4
Specialty Retail	2.9
Technology Hardware, Storage & Peripherals	6.2
Thrifts & Mortgage Finance	2.5
Short-Term Investments	2.4

Total	100.4%

See accompanying notes to financial statements.

48

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2014

	TCW Concentrated Value Fund		TCW Conservative Allocation Fund		TCW Growth Fund		TCW Growth Equities Fund		TCW Relative Value Dividend Appreciation Fund (1)
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (2)	$9,026		$1,309		$2,585		$28,360		$1,160,579
Investment in Affiliated Issuers, at Value	—		30,905	(3)	—		—		—
Cash	—		661		—		—		—
Receivable for Securities Sold	—		—		17		30		2,344
Receivable for Fund Shares Sold	224		—		—		1		1,107
Interest and Dividends Receivable	10		15		1		7		460
Foreign Tax Reclaims Receivable	1		—		—	(4)	—		—
Receivable from Investment Advisor	7		2		9		8		—
Other Assets	14		17		15		11		44

Total Assets	9,282		32,909		2,627		28,417		1,164,534

LIABILITIES
Payable for Securities Purchased	—		26		18		—		627
Payable for Fund Shares Redeemed	—	(4)	—		—		10		868
Accrued Directors’ Fees and Expenses	10		10		10		10		10
Accrued Compliance Expense	—	(4)	—	(4)	—	(4)	—	(4)	7
Accrued Management Fees	5		—		2		24		710
Accrued Distribution Fees	—	(4)	—	(4)	—	(4)	1		200
Other Accrued Expenses	30		19		17		43		233

Total Liabilities	45		55		47		88		2,655

NET ASSETS	$9,237		$32,854		$2,580		$28,329		$1,161,879

NET ASSETS CONSIST OF:
Paid-in Capital	$16,000		$30,082		$3,669		$19,910		$1,085,290
Accumulated Net Realized Gain (Loss) on Investments	(8,922)		252		(1,610)		1,812		(199,341)
Unrealized Appreciation of Investments	2,148		2,534		530		6,689		275,187
Undistributed Net Investment Income (Loss)	11		(14)		(9)		(82)		743

NET ASSETS	$9,237		$32,854		$2,580		$28,329		$1,161,879

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$8,414		$31,948		$2,403		$22,349		$180,159

N Class Share	$823		$906		$177		$5,980		$981,720

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	469,806		2,734,195		82,424		1,833,779		11,243,762

N Class Share	46,438		77,719		6,073		493,748		60,249,056

NET ASSET VALUE PER SHARE: (6)
I Class Share	$17.91		$11.68		$29.15		$12.19		$16.02

N Class Share	$17.72		$11.65		$29.17		$12.11		$16.29

(1)	Formerly TCW Dividend Focused Fund.
(2)	The identified cost for the TCW Concentrated Value Fund, the TCW Conservative Allocation Fund, the TCW Growth Fund, the TCW Growth Equities Fund and the TCW Relative Value Dividend Appreciation Fund at April 30, 2014 was $6,878, $1,612, $2,055, $21,671 and $885,392, respectively.
(3)	The identified cost for investments in affiliated issuers for the TCW Conservative Allocation Fund was $28,068.
(4)	Amount rounds to less than $1.
(5)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Concentrated Value Fund, the TCW Conservative Allocation Fund, the TCW Growth Fund and the TCW Relative Value Dividend Appreciation Fund is 2,000,000,000 for each of the I Class and N Class shares, and the TCW Growth Equities Fund is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

49

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2014

	TCW Relative Value Large Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW SMID Cap Growth Fund	TCW Value Opportunities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$718,386	$1,773,969	$185,539	$54,065	$146,909
Receivable for Securities Sold	701	28,075	281	50	—
Receivable for Fund Shares Sold	1,955	4,397	93	—	214
Interest and Dividends Receivable	304	385	—	5	18
Receivable from Investment Advisor	—	—	32	7	2
Other Assets	28	37	23	16	18

Total Assets	721,374	1,806,863	185,968	54,143	147,161

LIABILITIES
Payable for Securities Purchased	1,309	31,250	—	—	421
Payable for Fund Shares Redeemed	273	2,408	431	—	213
Accrued Directors’ Fees and Expenses	10	10	10	10	10
Accrued Compliance Expense	—	2	2	— (2)	— (2)
Accrued Management Fees	433	1,101	161	46	96
Accrued Distribution Fees	17	76	15	5	8
Other Accrued Expenses	195	215	144	35	49

Total Liabilities	2,237	35,062	763	96	797

NET ASSETS	$719,137	$1,771,801	$185,205	$54,047	$146,364

NET ASSETS CONSIST OF:
Paid-in Capital	$522,995	$1,237,690	$123,118	$47,237	$106,292
Accumulated Net Realized Gain (Loss) on Investments	(44,181)	45,404	36,087	(2,062)	(2,105)
Unrealized Appreciation of Investments	238,683	490,657	30,154	9,422	42,334
Undistributed Net Investment Income (Loss)	1,640	(1,950)	(4,154)	(550)	(157)

NET ASSETS	$719,137	$1,771,801	$185,205	$54,047	$146,364

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$630,123	$1,410,263	$115,928	$31,794	$106,284

N Class Share	$89,014	$361,538	$69,277	$22,253	$40,080

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	29,900,093	58,345,658	3,841,775	2,283,157	4,034,962

N Class Share	4,228,755	15,795,215	2,427,011	1,597,794	1,551,130

NET ASSET VALUE PER SHARE: (4)
I Class Share	$21.07	$24.17	$30.18	$13.93	$26.34

N Class Share	$21.05	$22.89	$28.54	$13.93	$25.84

(1)	The identified cost for the TCW Relative Value Large Cap Fund, the TCW Select Equities Fund, the TCW Small Cap Growth Fund, the TCW SMID Cap Growth Fund and the TCW Value Opportunities Fund at April 30, 2014 was $479,703, $1,283,312, $155,385, $44,643 and $104,575, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Relative Value Large Cap Fund is 2,000,000,000 for each of the I Class and the N Class shares, for the TCW Select Equities Fund is 3,667,000,000 for each of the I Class and N Class shares, for the TCW Small Cap Growth Fund is 1,666,000,000 for each of the I Class and N Class shares, for the TCW SMID Cap Growth Fund is 2,000,000,000 for each of the I Class and N Class shares and for the TCW Value Opportunities Fund is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

50

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2014

	TCW Concentrated Value Fund		TCW Conservative Allocation Fund	TCW Growth Fund		TCW Growth Equities Fund	TCW Relative Value Dividend Appreciation Fund (1)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$73	(2)	$— (3)	$9	(2)	$97 (2)	$13,112
Dividends from Investment in Affiliated Issuers	—		220	—		—	—

Total	73		220	9		97	13,112

Expenses:
Management Fees	28		—	10		147	4,181
Accounting Services Fees	1		3	1		2	53
Administration Fees	2		5	4		6	53
Transfer Agent Fees:
I Class	5		5	4		9	34
N Class	4		4	4		8	355
Custodian Fees	4		2	7		7	10
Professional Fees	13		8	10		14	19
Directors’ Fees and Expenses	10		10	10		10	10
Registration Fees:
I Class	6		9	8		6	13
N Class	8		9	10		5	30
Distribution Fees:
N Class	1		1	—	(3)	8	1,168
Compliance Expense	—	(3)	— (3)	—	(3)	1	11
Shareholder Reporting Expense	1		3	1		3	4
Other	3		3	2		5	64

Total	86		62	71		231	6,005

Less Expenses Borne by Investment Advisor:
I Class	23		—	42		29	—
N Class	15		12	16		25	—

Net Expenses	48		50	13		177	6,005

Net Investment Income (Loss)	25		170	(4)		(80)	7,107

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	590		(4)	79		1,983	35,817
Investments in Affiliated Issuers	—		(23)	—		—	—
Realized Gain Distributed from
Affiliated Issuers	—		615	—		—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	402		(55)	(13)		(2,059)	30,596
Investments in Affiliated Issuers	—		(145)	—		—	—

Net Realized and Unrealized Gain (Loss) on Investments	992		388	66		(76)	66,413

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,017		$558	$62		$ (156)	$73,520

(1)	Formerly TCW Dividend Focused Fund.
(2)	Net of foreign taxes withheld of $1, $0 and $1 for the TCW Concentrated Value Fund, the TCW Growth Fund and the TCW Growth Equities Fund, respectively.
(3)	Amount rounds to less than $1.

See accompanying notes to financial statements.

51

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2014

	TCW Relative Value Large Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW SMID Cap Growth Fund	TCW Value Opportunities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$6,123	$5,940 (1)	$326	$134 (1)	$1,069

Total	6,123	5,940	326	134	1,069

Expenses:
Management Fees	2,488	6,571	1,182	287	578
Accounting Services Fees	25	83	14	4	9
Administration Fees	43	80	25	7	12
Transfer Agent Fees:
I Class	198	339	64	4	20
N Class	18	127	40	4	15
Custodian Fees	9	14	20	6	5
Professional Fees	18	23	17	14	15
Directors’ Fees and Expenses	11	10	10	10	10
Registration Fees:
I Class	29	16	7	8	9
N Class	12	9	6	8	9
Distribution Fees:
N Class	98	480	117	30	48
Compliance Expense	7	16	6	1	2
Shareholder Reporting Expense	4	4	4	1	3
Other	80	100	68	4	13

Total	3,040	7,872	1,580	388	748

Less Expenses Borne by Investment Advisor:
I Class	—	—	—	6	—
N Class	—	—	32	38	12

Net Expenses	3,040	7,872	1,548	344	736

Net Investment Income (Loss)	3,083	(1,932)	(1,222)	(210)	333

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments	15,927	47,273	38,557	2,521	12,994
Change in Unrealized Appreciation (Depreciation) on:
Investments	41,609	(41,663)	(35,635)	(3,965)	373

Net Realized and Unrealized Gain (Loss) on Investments	57,536	5,610	2,922	(1,444)	13,367

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,619	$3,678	$1,700	$(1,654)	$13,700

(1)	Net of foreign taxes withheld of $24 and $1 for the TCW Select Equities Fund and the TCW SMID Cap Growth Fund, respectively.

See accompanying notes to financial statements.

52

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Concentrated Value Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS
Net Investment Income	$25	$44	$170	$440
Net Realized Gain (Loss) on Investments	590	500	588	(122)
Change in Unrealized Appreciation (Depreciation) on Investments	402	1,645	(200)	1,646

Increase in Net Assets Resulting from Operations	1,017	2,189	558	1,964

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(36)	(62)	(513)	(386)
N Class	(4)	(10)	(13)	(18)

Total Distributions to Shareholders	(40)	(72)	(526)	(404)

NET CAPITAL SHARE TRANSACTIONS
I Class	(94)	(1,263)	4,800	10,913
N Class	(195)	(173)	(146)	175

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(289)	(1,436)	4,654	11,088

Increase in Net Assets	688	681	4,686	12,648
NET ASSETS
Beginning of Period	8,549	7,868	28,168	15,520

End of Period	$9,237	$8,549	$32,854	$28,168

Undistributed Net Investment Income (Loss)	$11	$26	$(14)	$342

See accompanying notes to financial statements.

53

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Growth Fund		TCW Growth Equities Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS
Net Investment Income (Loss)	$(4)	$2	$(80)	$(174)
Net Realized Gain on Investments	79	69	1,983	16,999
Change in Unrealized Appreciation (Depreciation) on Investments	(13)	485	(2,059)	(2,034)

Increase (Decrease) in Net Assets Resulting from Operations	62	556	(156)	14,791

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	—	(79)
N Class	—	—	—	(17)
Distributions from Net Realized Gain:
I Class	—	—	(8,090)	(718)
N Class	—	—	(2,308)	(122)

Total Distributions to Shareholders	—	—	(10,398)	(936)

NET CAPITAL SHARE TRANSACTIONS
I Class	(2)	(168)	6,689	(54,698)
N Class	(2)	65	1,937	(5,716)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(4)	(103)	8,626	(60,414)

Increase (Decrease) in Net Assets	58	453	(1,928)	(46,559)
NET ASSETS
Beginning of Period	2,522	2,069	30,257	76,816

End of Period	$2,580	$2,522	$28,329	$30,257

Undistributed Net Investment Loss	$(9)	$(5)	$(82)	$(2)

See accompanying notes to financial statements.

54

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Dividend Appreciation Fund (1)		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS
Net Investment Income	$7,107	$14,176	$3,083	$8,926
Net Realized Gain on Investments	35,817	38,037	15,927	77,349
Change in Unrealized Appreciation on Investments	30,596	170,206	41,609	128,586

Increase in Net Assets Resulting from Operations	73,520	222,419	60,619	214,861

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,492)	(2,516)	(6,862)	(8,071)
N Class	(4,870)	(11,043)	(802)	(416)

Total Distributions to Shareholders	(6,362)	(13,559)	(7,664)	(8,487)

NET CAPITAL SHARE TRANSACTIONS
I Class	(6,619)	45,079	39,896	(388,837)
N Class	37,679	108,538	7,167	9,374

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	31,060	153,617	47,063	(379,463)

Increase (Decrease) in Net Assets	98,218	362,477	100,018	(173,089)
NET ASSETS
Beginning of Period	1,063,661	701,184	619,119	792,208

End of Period	$1,161,879	$1,063,661	$719,137	$619,119

Undistributed Net Investment Income (Loss)	$743	$(2)	$1,640	$6,221

(1)	Formerly TCW Dividend Focused Fund.

See accompanying notes to financial statements.

55

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Select Equities Fund		TCW Small Cap Growth Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS
Net Investment Income (Loss)	$(1,932)	$1,233	$(1,222)	$(3,552)
Net Realized Gain on Investments	47,273	64,980	38,557	137,879
Change in Unrealized Appreciation (Depreciation) on Investments	(41,663)	274,030	(35,635)	(34,758)

Increase in Net Assets Resulting from Operations	3,678	340,243	1,700	99,569

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(79)	(1,995)	—	—
Distributions from Net Realized Gain:
I Class	(42,602)	(12,225)	(20,780)	—
N Class	(13,105)	(4,348)	(17,176)	—

Total Distributions to Shareholders	(55,786)	(18,568)	(37,956)	—

NET CAPITAL SHARE TRANSACTIONS
I Class	125,667	277,264	(28,492)	(727,041)
N Class	(5,393)	9,724	(36,333)	(100,922)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	120,274	286,988	(64,825)	(827,963)

Increase (Decrease) in Net Assets	68,166	608,663	(101,081)	(728,394)
NET ASSETS
Beginning of Period	1,703,635	1,094,972	286,286	1,014,680

End of Period	$1,771,801	$1,703,635	$185,205	$286,286

Undistributed Net Investment Income (Loss)	$(1,950)	$61	$(4,154)	$(2,932)

See accompanying notes to financial statements.

56

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW SMID Cap Growth Fund		TCW Value Opportunities Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS
Net Investment Income (Loss)	$(210)	$(327)	$333	$874
Net Realized Gain on Investments	2,521	3,994	12,994	15,640
Change in Unrealized Appreciation (Depreciation) on Investments	(3,965)	11,658	373	23,937

Increase (Decrease) in Net Assets Resulting from Operations	(1,654)	15,325	13,700	40,451

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(520)	(784)
N Class	—	—	(98)	(184)
Distributions from Net Realized Gain:
I Class	—	—	(9,698)	(54)
N Class	—	—	(3,696)	(18)

Total Distributions to Shareholders	—	—	(14,012)	(1,040)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,596	368	(11,770)	(7,270)
N Class	(56)	(732)	3,433	(5,118)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	1,540	(364)	(8,337)	(12,388)

Increase (Decrease) in Net Assets	(114)	14,961	(8,649)	27,023
NET ASSETS
Beginning of Period	54,161	39,200	155,013	127,990

End of Period	$54,047	$54,161	$146,364	$155,013

Undistributed Net Investment Income (Loss)	$(550)	$(340)	$(157)	$128

See accompanying notes to financial statements.

57

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 21 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 10 U.S Equities Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified U.S. Equity Funds

TCW Concentrated Value Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000® Growth Index.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issued by companies with market capitalization within the range of companies comprising the Russell Mid Cap® Growth Index.

TCW Relative Value Dividend Appreciation Fund (formerly TCW Dividend Focused Fund)	Seeks high level of dividend income by investing in equity securities issued by companies that have a record of paying dividends.

TCW Relative Value Large Cap Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies; current income is a secondary investment objective.

TCW Select Equities Fund	Seek long-term capital appreciation by investing in equity securities of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization growth companies.

TCW SMID Cap Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 2500® Growth Index.

58

TCW Funds, Inc.

April 30, 2014

Note 1 — Organization (Continued)

TCW Fund	Investment Objective

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalization within the ranges of companies comprising the Russell Mid Cap® Value Index.

Fund of Funds

TCW Conservative Allocation Fund	Seeks current income and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing. The Fund invests between 20% and 60% of its net assets in equity funds and between 40% and 80% in fixed income funds. The Fund also invests in ETFs and ETNs.

All Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

Effective March 1, 2014, the name of the TCW Dividend Focused Fund changed to TCW Relative Value Dividend Appreciation Fund. There is no change in the investment objective.

The TCW Conservative Allocation Fund invests in the affiliated TCW Funds and Metropolitan West Funds.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class by the number of shares issued and outstanding of that class on each business day as of 1:00 p.m. Pacific Time.

Security Valuations:    Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using official closing prices as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. Over-the counter options are valued using dealer quotations. Open-end mutual funds held in the TCW Conservative Allocation Fund are valued based on the net asset value per share of the mutual fund.

The value of short-term debt securities held in the Funds with remaining maturities of 60 days or less at the time of purchase is determined by using the amortized cost method applied to each individual security which approximates market value. Other short-term debt securities are valued on marked-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they are valued at amortized value using their value on the 61st day prior to maturity.

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

60

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Exchange-traded funds.    Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual Funds.    Open-end mutual funds are valued based upon the net asset value as reported by the fund companies. As such, they are categorized in Level 1.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected in Level 2.

As of April 30, 2014, the Funds categorized their equity securities at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2.

The Funds held no investments or other financial instruments at April 30, 2014, whose fair value was calculated using Level 3 inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of those investments. Dividend received, if any, in excess of the cost basis of a security is recognized as capital gain.

When-Issued, Delayed-Delivery and Forward Commitment Transactions:    The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

61

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund segregates cash or securities in the amount or value at least equal to the amount of these transactions.

Repurchase Agreements:    The Funds may enter into Repurchase Agreements, under the terms of Master Repurchase Agreements (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in each Fund’s Schedule of Investments. The following table presents the net amounts available for offset under the MRA and net of the related collateral received by the Funds as of April 30, 2014 (in thousands):

Fund Name	Counterparty	Gross Asset Subject to Master Agreement	Collateral Received (1)	Asset/ (Liabilities) Available for Offset	Net Amount of Asset (2)
TCW Concentrated Value Fund	State Street Bank & Trust Co.	$121	$(121)	$ —	$ —
TCW Growth Fund	State Street Bank & Trust Co.	110	(110)	—	—
TCW Growth Equities Fund	State Street Bank & Trust Co.	688	(688)	—	—
TCW Relative Value Dividend Appreciation Fund	State Street Bank & Trust Co.	21,314	(21,314)	—	—
TCW Relative Value Large Cap Fund	State Street Bank & Trust Co.	27,629	(27,629)	—	—
TCW Select Equities Fund	State Street Bank & Trust Co.	39,042	(39,042)	—	—
TCW Small Cap Growth Fund	State Street Bank & Trust Co.	6,659	(6,659)	—	—
TCW SMID Cap Growth Fund	State Street Bank & Trust Co.	1,636	(1,636)	—	—
TCW Value Opportunities Fund	State Street Bank & Trust Co.	3,461	(3,461)	—	—

(1)	Excess collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

62

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

The following table shows the full value of the collateral received by the Funds (in thousands):

Fund Name	Collateral Value
TCW Concentrated Value Fund	$125
TCW Growth Fund	116
TCW Growth Equities Fund	706
TCW Relative Value Dividend Appreciation Fund	21,743
TCW Relative Value Large Cap Fund	28,182
TCW Select Equities Fund	39,827
TCW Small Cap Growth Fund	6,793
TCW SMID Cap Growth Fund	1,673
TCW Value Opportunities Fund	3,531

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the six months ended April 30, 2014.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of dividends may differ between classes.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Relative Value Dividend Appreciation Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

63

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Funds’ investment portfolio, the greater the change in value.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties.

The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

64

TCW Funds, Inc.

April 30, 2014

Note 4 — Federal Income Taxes (Continued)

At April 30, 2014, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$2,156	$(9)	$2,147	$6,879
TCW Conservative Allocation Fund	3,112	(616)	2,496	29,718
TCW Growth Fund	571	(47)	524	2,061
TCW Growth Equities Fund	6,978	(418)	6,560	21,800
TCW Relative Value Dividend Appreciation Fund	292,529	(15,902)	276,627	883,952
TCW Relative Value Large Cap Fund	236,939	(433)	236,506	481,880
TCW Select Equities Fund	506,510	(17,361)	489,149	1,284,820
TCW Small Cap Growth Fund	37,773	(8,559)	29,214	156,325
TCW SMID Cap Value Fund	11,072	(1,985)	9,087	44,978
TCW Value Opportunities Fund	41,957	(1,009)	40,948	105,961

The Funds did not have any unrecognized tax benefits at April 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2014. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

At October 31, 2013, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Concentrated Value Fund	$27	$—	$27
TCW Conservative Allocation Fund	344	—	344
TCW Growth Equities Fund	2,262	8,135	10,397
TCW Relative Value Large Cap Fund	6,223	—	6,223
TCW Select Equities Fund	1,153	54,534	55,687
TCW Small Cap Growth Fund	—	37,955	37,955
TCW Value Opportunities Fund	574	12,814	13,388

For the year ended October 31, 2013, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Concentrated Value Fund	$72	$—	$72
TCW Conservative Allocation Fund	404	—	404
TCW Growth Equities Fund	936	—	936
TCW Relative Value Dividend Appreciation Fund	13,559	—	13,559
TCW Relative Value Large Cap Fund	8,487	—	8,487
TCW Select Equities Fund	1,995	16,573	18,568
TCW Value Opportunities Fund	968	72	1,040

65

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

At October 31, 2013, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

	Expiring In
	2015	2016	2017	2019
TCW Concentrated Value Fund	$—	$—	$9,511	$—
TCW Relative Value Dividend Appreciation Fund	—	37,347	199,251	—
TCW Relative Value Large Cap Fund	—	—	56,889	—
TCW Select Equities Fund (1)	—	387	—	—
TCW SMID Cap Growth Fund	—	—	—	2,116
TCW Value Opportunities Fund (1)	7,220	6,075	—	—

(1)	Utilization of the loss is subject to limitations under Section 382 of the Internal Revenue Code.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result of the ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Therefore, in addition to the above table, the following Funds had additional net realized losses at October 31, 2013, that will be carried forward indefinitely for federal income tax purposes (amounts in thousands):

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Conservative Allocation Fund	$320	$—	$320
TCW Growth Fund	1,107	577	1,684
TCW SMID Cap Growth Fund	2,049	—	2,049

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Concentrated Value Fund	0.65%
TCW Growth Fund	0.75%
TCW Growth Equities Fund	1.00%
TCW Relative Value Dividend Appreciation Fund	0.75%
TCW Relative Value Large Cap Fund	0.75%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW SMID Cap Growth Fund	1.00%
TCW Value Opportunities Fund	0.80%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees to the Advisor indirectly, as a shareholder in the affiliated funds.

66

TCW Funds, Inc.

April 30, 2014

Note 5 — Fund Management Fees and Other Expenses (Continued)

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the management fees paid and are included in the Statements of Operations.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Concentrated Value Fund
I Class	1.13%	(1)
N Class	1.13%	(1)
TCW Conservative Allocation Fund
I Class	0.85%	(1)
N Class	0.85%	(1)
TCW Growth Fund
I Class	0.99%	(1)
N Class	0.99%	(1)
TCW Growth Equities Fund
I Class	1.20%	(1)
N Class	1.20%	(1)
TCW Relative Value Dividend Appreciation Fund
I Class	1.21%	(2)
N Class	1.21%	(2)
TCW Relative Value Large Cap Fund
I Class	1.12%	(2)
N Class	1.12%	(2)
TCW Select Equities Fund
I Class	1.28%	(2)
N Class	1.28%	(2)
TCW Small Cap Growth Fund
I Class	1.41%	(2)
N Class	1.41%	(2)
TCW SMID Cap Growth Fund
I Class	1.20%	(1)
N Class	1.20%	(1)
TCW Value Opportunities Fund
I Class	1.21%	(1)
N Class	1.21%	(1)

(1)	These limitations are based on an agreement between the Advisor and the Company for a one-year period.
(2)	Limitations based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2014. These limitations are voluntary and terminable with six month notice.

The amount borne by the Advisor during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in

67

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Fund Management Fees and Other Expenses (Continued)

accordance with the terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred are recorded on the Funds’ books as other liabilities. Deferred compensation is included within Directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the non-exclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Transactions with Affiliates

The summary of TCW Conservative Allocation Fund transactions in the affiliated funds for the six months ended April 30, 2014, is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)	Dividends and Interest Income Received (In Thousands)		Distributions Received from Net Realized Gain (In thousands)
Metropolitan West Low Duration Bond Fund—I Class	905,210	179,267	(186,767)	897,710	$7,927	$56		$—
TCW Growth Equities Fund—I Class	44,786	84,172	(3,431)	125,527	1,530	—		321
TCW Relative Value Large Cap Fund—I Class	210,006	42,947	(9,125)	243,828	5,138	52		—
TCW Select Equities Fund—I Class	247,808	56,079	(10,931)	292,956	7,081	—	(1)	205
TCW Total Return Bond Fund—I Class	631,818	132,891	(27,645)	737,064	7,496	107		—
TCW Value Opportunities Fund—I Class	33,004	34,635	(1,830)	65,809	1,733	5		89

Total					$30,905	$220		$615

(1)	Amounts round to less than $1.

The ownership percentage of TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2014 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
Metropolitan West Low Duration Bond Fund	0.23%
TCW Growth Equities Fund	5.40%
TCW Relative Value Large Cap Fund	0.71%
TCW Select Equities Fund	0.40%
TCW Total Return Bond Fund	0.10%
TCW Value Opportunities Fund	1.18%

(1)	Percentage ownership based on total net assets of the underlying fund.

The financial statements of the Metropolitan West Low Duration Bond Fund and the TCW Total Return Bond Fund are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov. Financial statements for the remaining underlying funds are included in this report.

68

TCW Funds, Inc.

April 30, 2014

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2014, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Concentrated Value Fund	$1,620	$2,291	$—	$—
TCW Conservative Allocation Fund	7,299	2,490	—	—
TCW Growth Fund	551	495	—	—
TCW Growth Equities Fund	8,309	10,301	—	—
TCW Relative Value Dividend Appreciation Fund	128,461	85,479	—	—
TCW Relative Value Large Cap Fund	88,100	54,690	—	—
TCW Select Equities Fund	344,534	261,723	—	—
TCW Small Cap Growth Fund	93,982	195,124	—	—
TCW SMID Cap Growth Fund	18,424	16,471	—	—
TCW Value Opportunities Fund	16,857	41,593	—	—

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Concentrated Value Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	47,593	$812	73,491	$1,076
Shares Issued upon Reinvestment of Dividends	2,110	36	4,995	61
Shares Redeemed	(56,015)	(942)	(176,772)	(2,400)

Net Decrease	(6,312)	$(94)	(98,286)	$(1,263)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,107	$51	14,097	$195
Shares Issued upon Reinvestment of Dividends	251	4	741	9
Shares Redeemed	(14,981)	(250)	(27,864)	(377)

Net Decrease	(11,623)	$(195)	(13,026)	$(173)

TCW Conservative Allocation Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	591,418	$6,959	1,223,389	$13,722
Shares Issued upon Reinvestment of Dividends	41,922	491	32,265	349
Shares Redeemed	(224,971)	(2,650)	(277,764)	(3,158)

Net Increase	408,369	$4,800	977,890	$10,913

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	5,748	$67	41,686	$470
Shares Issued upon Reinvestment of Dividends	1,083	13	1,368	15
Shares Redeemed	(19,303)	(226)	(27,665)	(310)

Net Increase (Decrease)	(12,472)	$(146)	15,389	$175

69

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Growth Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,056	$59	752	$18
Shares Redeemed	(2,030)	(61)	(7,230)	(186)

Net Increase (Decrease)	26	$(2)	(6,478)	$(168)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	554	$17	4,022	$103
Shares Redeemed	(636)	(19)	(1,489)	(38)

Net Increase (Decrease)	(82)	$(2)	2,533	$65

TCW Growth Equities Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	291,703	$4,122	215,289	$3,617
Shares Issued upon Reinvestment of Dividends	592,022	7,643	21,939	305
Shares Redeemed	(316,351)	(5,076)	(3,796,222)	(58,620)

Net Increase (Decrease)	567,374	$6,689	(3,558,994)	$(54,698)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	59,293	$803	107,250	$1,575
Shares Issued upon Reinvestment of Dividends	176,826	2,269	9,801	136
Shares Redeemed	(81,225)	(1,135)	(491,826)	(7,427)

Net Increase (Decrease)	154,894	$1,937	(374,775)	$(5,716)

TCW Relative Value Dividend Appreciation Fund (1)	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,067,339	$32,193	6,197,856	$86,457
Shares Issued upon Reinvestment of Dividends	87,795	1,392	182,991	2,391
Shares Redeemed	(2,573,869)	(40,204)	(3,199,651)	(43,769)

Net Increase (Decrease)	(418,735)	$(6,619)	3,181,196	$45,079

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	9,666,220	$152,610	24,659,659	$344,481
Shares Issued upon Reinvestment of Dividends	298,204	4,814	792,372	10,590
Shares Redeemed	(7,559,957)	(119,745)	(18,062,579)	(246,533)

Net Increase	2,404,467	$37,679	7,389,452	$108,538

70

TCW Funds, Inc.

April 30, 2014

Note 9 — Capital Share Transactions (Continued)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,674,586	$74,392	17,701,021	$304,943
Shares Issued upon Reinvestment of Dividends	329,438	6,730	530,270	7,949
Shares Redeemed	(2,030,492)	(41,226)	(40,070,341)	(701,729)

Net Increase (Decrease)	1,973,532	$39,896	(21,839,050)	$(388,837)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	763,509	$15,606	1,434,248	$25,595
Shares Issued upon Reinvestment of Dividends	38,905	794	26,402	396
Shares Redeemed	(455,427)	(9,233)	(952,151)	(16,617)

Net Increase	346,987	$7,167	508,499	$9,374

TCW Select Equities Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	12,168,806	$306,761	26,027,197	$566,119
Shares Issued upon Reinvestment of Dividends	768,879	19,314	356,739	7,067
Shares Redeemed	(7,961,797)	(200,408)	(13,517,185)	(295,922)

Net Increase	4,975,888	$125,667	12,866,751	$277,264

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,650,272	$39,411	5,036,957	$104,275
Shares Issued upon Reinvestment of Dividends	533,793	12,709	224,606	4,236
Shares Redeemed	(2,412,132)	(57,513)	(4,759,979)	(98,787)

Net Increase (Decrease)	(228,067)	$(5,393)	501,584	$9,724

TCW Small Cap Growth Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	351,952	$11,908	1,559,412	$44,173
Shares Issued upon Reinvestment of Dividends	594,180	20,000	—	—
Shares Redeemed	(1,734,580)	(60,400)	(27,912,797)	(771,214)

Net Decrease	(788,448)	$(28,492)	(26,353,385)	$(727,041)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	185,136	$6,102	800,467	$22,139
Shares Issued upon Reinvestment of Dividends	516,641	16,460	—	—
Shares Redeemed	(1,829,766)	(58,895)	(4,521,213)	(123,061)

Net Decrease	(1,127,989)	$(36,333)	(3,720,746)	$(100,922)

71

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW SMID Cap Growth Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	200,376	$2,984	275,197	$3,276
Shares Redeemed	(92,927)	(1,388)	(250,963)	(2,908)

Net Increase	107,449	$1,596	24,234	$368

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,476	$70	557,540	$6,461
Shares Redeemed	(8,440)	(126)	(623,006)	(7,193)

Net Decrease	(3,964)	$(56)	(65,466)	$(732)

TCW Value Opportunities Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	243,884	$6,369	475,100	$11,245
Shares Issued upon Reinvestment of Dividends	385,371	9,842	32,449	665
Shares Redeemed	(1,042,438)	(27,981)	(820,371)	(19,180)

Net Decrease	(413,183)	$(11,770)	(312,822)	$(7,270)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	82,473	$2,119	99,804	$2,276
Shares Issued upon Reinvestment of Dividends	146,281	3,667	9,668	195
Shares Redeemed	(92,184)	(2,353)	(330,934)	(7,589)

Net Increase (Decrease)	136,570	$3,433	(221,462)	$(5,118)

(1)	Formerly TCW Dividend Focused Fund.

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2014.

Note 11 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

72

TCW Funds, Inc.

April 30, 2014

Note 12 — Recently Issued Accounting Pronouncements

On June 7, 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). ASU No. 2013-08 sets forth a new approach for determining whether a public or private entity is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU No. 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

73

TCW Concentrated Value Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$16.02		$12.20	$10.83	$10.99	$9.98	$9.62

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.08	0.05	0.04	0.03	0.10
Net Realized and Unrealized Gain (Loss) on Investments	1.92		3.86	1.36	(0.17)	1.07	0.33

Total from Investment Operations	1.97		3.94	1.41	(0.13)	1.10	0.43

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.12)	(0.04)	(0.03)	(0.09)	(0.07)

Net Asset Value per Share, End of Period	$17.91		$16.02	$12.20	$10.83	$10.99	$9.98

Total Return	12.30	% (2)	32.67%	12.94%	(1.23)%	11.05%	4.64%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,414		$7,628	$7,007	$22,496	$34,285	$34,867
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.71	% (3)	1.95%	1.19%	0.96%	0.91%	1.00%
After Expense Reimbursement	1.13	% (3)	1.14%	1.19%	N/A	N/A	0.86%
Ratio of Net Investment Income to Average Net Assets	0.56	% (3)	0.56%	0.43%	0.31%	0.32%	1.11%
Portfolio Turnover Rate	18.56	% (2)	39.65%	24.99%	38.18%	53.50%	72.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

74

TCW Concentrated Value Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011		2010	2009
Net Asset Value per Share, Beginning of Period	$15.85		$12.11	$10.71	$10.95		$9.94	$9.58

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.08	0.05	0.00	(2)	0.01	0.06
Net Realized and Unrealized Gain (Loss) on Investments	1.90		3.82	1.35	(0.24)		1.05	0.34

Total from Investment Operations	1.95		3.90	1.40	(0.24)		1.06	0.40

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.16)	—	(0.00	) (2)	(0.05)	(0.04)

Net Asset Value per Share, End of Period	$17.72		$15.85	$12.11	$10.71		$10.95	$9.94

Total Return	12.31	% (3)	32.61%	13.07%	(2.19)%		10.71%	4.24%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$823		$921	$861	$861		$30,786	$28,239
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.66	% (4)	4.15%	3.29%	1.18%		1.17%	1.30%
After Expense Reimbursement	1.13	% (4)	1.14%	1.18%	N/A		N/A	1.25%
Ratio of Net Investment Income to Average Net Assets	0.55	% (4)	0.58%	0.45%	0.01%		0.05%	0.72%
Portfolio Turnover Rate	18.56	% (3)	39.65%	24.99%	38.18%		53.50%	72.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

75

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$11.66		$10.91	$10.51	$10.79	$9.87	$8.60

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.22	0.32	0.21	0.23	0.25
Net Realized and Unrealized Gain on Investments	0.16		0.79	0.51	0.17	0.94	1.14

Total from Investment Operations	0.22		1.01	0.83	0.38	1.17	1.39

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.26)	(0.20)	(0.19)	(0.25)	(0.12)
Distributions from Net Realized Gain	—		—	(0.23)	(0.47)	—	—

Total Distributions	(0.20)		(0.26)	(0.43)	(0.66)	(0.25)	(0.12)

Net Asset Value per Share, End of Period	$11.68		$11.66	$10.91	$10.51	$10.79	$9.87

Total Return	1.86	% (2)	9.42%	8.35%	3.63%	12.08%	16.38%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$31,948		$27,121	$14,705	$11,356	$4,746	$4,195
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	0.31	% (4)	0.40%	0.67%	1.08%	1.74%	3.28%
After Expense Reimbursement	N/A		N/A	N/A	0.85%	0.89%	0.90%
Ratio of Net Investment Income to Average Net Assets	1.09	% (4)	1.96%	2.98%	1.97%	2.27%	2.81%
Portfolio Turnover Rate	7.98	% (2)	57.98%	59.12%	93.92%	42.93%	64.78%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying notes to financial statements.

76

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$11.61		$10.89	$10.51	$10.79	$9.86	$8.60

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.18	0.29	0.21	0.22	0.25
Net Realized and Unrealized Gain on Investments	0.16		0.78	0.52	0.17	0.96	1.13

Total from Investment Operations	0.19		0.96	0.81	0.38	1.18	1.38

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.24)	(0.20)	(0.19)	(0.25)	(0.12)
Distributions from Net Realized Gain	—		—	(0.23)	(0.47)	—	—

Total Distributions	(0.15)		(0.24)	(0.43)	(0.66)	(0.25)	(0.12)

Net Asset Value per Share, End of Period	$11.65		$11.61	$10.89	$10.51	$10.79	$9.86

Total Return	1.62	% (2)	8.97%	8.09%	3.63%	12.19%	16.26%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$906		$1,047	$815	$1,149	$209	$106
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	3.25	% (4)	2.84%	2.70%	3.76%	15.40%	31.04%
After Expense Reimbursement	0.85	% (4)	0.85%	0.85%	0.85%	0.89%	0.90%
Ratio of Net Investment Income to Average Net Assets	0.59	% (4)	1.57%	2.72%	1.95%	2.19%	2.84%
Portfolio Turnover Rate	7.98	% (2)	57.98%	59.12%	93.92%	42.93%	64.78%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying notes to financial statements.

77

TCW Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$28.48		$22.37	$21.13	$19.95	$16.27	$12.94

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.04)		0.02	(0.02)	(0.07)	(0.10)	(0.08)
Net Realized and Unrealized Gain on Investments	0.71		6.09	1.35	1.25	3.78	3.41

Total from Investment Operations	0.67		6.11	1.33	1.18	3.68	3.33

Less Distributions:
Distributions from Net Investment Income	—		—	(0.01)	—	—	—
Distributions from Net Realized Gain	—		—	(0.08)	—	—	—

Total Distributions	—		—	(0.09)	—	—	—

Net Asset Value per Share, End of Period	$29.15		$28.48	$22.37	$21.13	$19.95	$16.27

Total Return	2.35	% (2)	27.31%	6.30%	5.86%	22.68%	25.74%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,403		$2,347	$1,988	$26,089	$663	$407
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.44	% (3)	5.04%	1.19%	1.32%	13.74%	15.94%
After Expense Reimbursement	0.99	% (3)	0.99%	0.99%	0.99%	1.37%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.27	)% (3)	0.08%	(0.10)%	(0.33)%	(0.56)%	(0.55)%
Portfolio Turnover Rate	19.66	% (2)	38.21%	45.47%	103.57%	65.37%	55.51%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

78

TCW Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012		2011	2010	2009
Net Asset Value per Share, Beginning of Period	$28.51		$22.39	$21.13		$19.95	$16.27	$12.94

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.04)		0.00 (2)	(0.02)		(0.06)	(0.10)	(0.08)
Net Realized and Unrealized Gain on Investments	0.70		6.12	1.36		1.24	3.78	3.41

Total from Investment Operations	0.66		6.12	1.34		1.18	3.68	3.33

Less Distributions:
Distributions from Net Investment Income	—		—	(0.00	)(2)	—	—	—
Distributions from Net Realized Gain	—		—	(0.08)		—	—	—

Total Distributions	—		—	(0.08)		—	—	—

Net Asset Value per Share, End of Period	$29.17		$28.51	$22.39		$21.13	$19.95	$16.27

Total Return	2.32	% (3)	27.33%	6.39%		5.86%	22.68%	25.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$177		$175	$81		$678	$534	$407
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	18.96	% (4)	20.60%	3.85%		6.97%	13.99%	16.16%
After Expense Reimbursement	0.99	% (4)	0.99%	0.99%		0.99%	1.37%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.27	)% (4)	0.01%	(0.11)%		(0.28)%	(0.56)%	(0.56)%
Portfolio Turnover Rate	19.66	% (3)	38.21%	45.47%		103.57%	65.37%	55.51%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

79

TCW Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$18.86		$13.87	$14.66	$13.95	$10.87	$8.73

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.05)	(0.08)	(0.11)	(0.09)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.37		5.24	(0.15)	0.82	3.17	2.24

Total from Investment Operations	0.33		5.19	(0.23)	0.71	3.08	2.14

Less Distributions:
Distributions from Net Investment Income	—		(0.02)	—	—	—	—
Distributions from Net Realized Gain	(7.00)		(0.18)	(0.56)	—	—	—

Total Distributions	(7.00)		(0.20)	(0.56)	—	—	—

Net Asset Value per Share, End of Period	$12.19		$18.86	$13.87	$14.66	$13.95	$10.87

Total Return	(0.37	)% (2)	37.96%	(1.43)%	5.09%	28.33%	24.51%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,349		$23,891	$66,951	$91,091	$101,943	$43,125
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.46	% (3)	1.32%	1.21%	1.20%	1.27%	1.52%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%	N/A	1.47%
Ratio of Net Investment Loss to Average Net Assets	(0.54	)% (3)	(0.35)%	(0.54)%	(0.72)%	(0.67)%	(1.10)%
Portfolio Turnover Rate	28.76	% (2)	78.65%	48.75%	50.74%	71.30%	69.14%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

80

TCW Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$18.79		$13.82	$14.61	$13.90	$10.84	$8.71

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.06)	(0.08)	(0.11)	(0.09)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.36		5.23	(0.15)	0.82	3.15	2.23

Total from Investment Operations	0.32		5.17	(0.23)	0.71	3.06	2.13

Less Distributions:
Distributions from Net Investment Income	—		(0.02)	—	—	—	—
Distributions from Net Realized Gain	(7.00)		(0.18)	(0.56)	—	—	—

Total Distributions	(7.00)		(0.20)	(0.56)	—	—	—

Net Asset Value per Share, End of Period	$12.11		$18.79	$13.82	$14.61	$13.90	$10.84

Total Return	(0.39	)% (2)	37.93%	(1.44)%	5.11%	28.23%	24.46%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,980		$6,366	$9,865	$9,493	$10,542	$4,476
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.98	% (3)	1.93%	1.73%	1.73%	2.03%	2.38%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%	1.32%	1.47%
Ratio of Net Investment Loss to Average Net Assets	(0.55	)% (3)	(0.36)%	(0.53)%	(0.73)%	(0.69)%	(1.09)%
Portfolio Turnover Rate	28.76	% (2)	78.65%	48.75%	50.74%	71.30%	69.14%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

81

TCW Relative Value Dividend Appreciation Fund (1)

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$15.11		$11.77	$10.18	$9.60	$8.28	$7.70

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.12		0.25	0.22	0.18	0.18	0.23
Net Realized and Unrealized Gain on Investments	0.92		3.36	1.60	0.59	1.31	0.61

Total from Investment Operations	1.04		3.61	1.82	0.77	1.49	0.84

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.27)	(0.23)	(0.19)	(0.17)	(0.25)
Distributions from Return of Capital	—		—	—	—	—	(0.01)

Total Distributions	(0.13)		(0.27)	(0.23)	(0.19)	(0.17)	(0.26)

Net Asset Value per Share, End of Period	$16.02		$15.11	$11.77	$10.18	$9.60	$8.28

Total Return	6.88	% (3)	31.06%	18.03%	8.05%	18.13%	11.58%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$180,159		$176,226	$99,787	$54,367	$57,797	$44,125
Ratio of Expenses to Average Net Assets	0.84	% (4)	0.82%	0.85%	0.86%	0.90%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.52	% (4)	1.86%	1.95%	1.76%	1.95%	3.27%
Portfolio Turnover Rate	7.80	% (3)	18.37%	23.15%	37.51%	25.77%	26.48%

(1)	Formerly TCW Dividend Focused Fund.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

82

TCW Relative Value Dividend Appreciation Fund (1)

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$15.34		$11.92	$10.29	$9.68	$8.36	$7.72

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.10		0.22	0.19	0.15	0.15	0.21
Net Realized and Unrealized Gain on Investments	0.93		3.41	1.62	0.60	1.31	0.63

Total from Investment Operations	1.03		3.63	1.81	0.75	1.46	0.84

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.21)	(0.18)	(0.14)	(0.14)	(0.19)
Distributions from Return of Capital	—		—	—	—	—	(0.01)

Total Distributions	(0.08)		(0.21)	(0.18)	(0.14)	(0.14)	(0.20)

Net Asset Value per Share, End of Period	$16.29		$15.34	$11.92	$10.29	$9.68	$8.36

Total Return	6.73	% (3)	30.71%	17.68%	7.73%	17.66%	11.38%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$981,720		$887,435	$601,397	$514,153	$550,305	$552,767
Ratio of Expenses to Average Net Assets	1.12	% (4)	1.11%	1.14%	1.17%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.23	% (4)	1.60%	1.70%	1.45%	1.68%	2.92%
Portfolio Turnover Rate	7.80	% (3)	18.37%	23.15%	37.51%	25.77%	26.48%

(1)	Formerly TCW Dividend Focused Fund.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

83

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$19.47		$14.91	$13.05	$12.42	$11.06	$9.80

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.19	0.16	0.12	0.13	0.17
Net Realized and Unrealized Gain on Investments	1.74		4.53	1.82	0.65	1.41	1.28

Total from Investment Operations	1.84		4.72	1.98	0.77	1.54	1.45

Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.16)	(0.12)	(0.14)	(0.18)	(0.19)

Net Asset Value per Share, End of Period	$21.07		$19.47	$14.91	$13.05	$12.42	$11.06

Total Return	9.49	% (2)	31.99%	15.33%	6.16%	14.14%	15.25%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$630,123		$543,669	$741,996	$396,729	$373,921	$412,831
Ratio of Expenses to Average Net Assets	0.89	% (3)	0.87%	0.89%	0.92%	1.07%	1.11%
Ratio of Net Investment Income to Average Net Assets	0.96	% (3)	1.13%	1.14%	0.90%	1.14%	1.79%
Portfolio Turnover Rate	8.48	% (2)	37.33%	19.71%	26.76%	34.49%	40.28%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

84

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$19.44		$14.89	$13.00	$12.38	$11.03	$9.75

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.15	0.13	0.09	0.12	0.16
Net Realized and Unrealized Gain on Investments	1.75		4.52	1.83	0.64	1.40	1.29

Total from Investment Operations	1.82		4.67	1.96	0.73	1.52	1.45

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.12)	(0.07)	(0.11)	(0.17)	(0.17)

Net Asset Value per Share, End of Period	$21.05		$19.44	$14.89	$13.00	$12.38	$11.03

Total Return	9.37	% (2)	31.64%	15.11%	5.88%	13.96%	15.22%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$89,014		$75,450	$50,212	$50,341	$67,688	$103,155
Ratio of Expenses to Average Net Assets	1.13	% (3)	1.13%	1.14%	1.18%	1.19%	1.21%
Ratio of Net Investment Income to Average Net Assets	0.71	% (3)	0.83%	0.92%	0.65%	1.06%	1.72%
Portfolio Turnover Rate	8.48	% (2)	37.33%	19.71%	26.76%	34.49%	40.28%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

85

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012		2011	2010	2009
Net Asset Value per Share, Beginning of Period	$24.84		$19.81	$18.17		$16.18	$13.45	$12.96

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.02)		0.03	(0.00	)(2)	(0.04)	(0.03)	(0.04)
Net Realized and Unrealized Gain on Investments	0.16		5.34	1.86		2.03	2.76	2.36

Total from Investment Operations	0.14		5.37	1.86		1.99	2.73	2.32

Less Distributions:
Distributions from Net Investment Income	(0.00	)(2)	(0.05)	—		—	—	—
Distributions from Net Realized Gain	(0.81)		(0.29)	(0.22)		—	—	(1.83)

Total Distributions	(0.81)		(0.34)	(0.22)		—	—	(1.83)

Net Asset Value per Share, End of Period	$24.17		$24.84	$19.81		$18.17	$16.18	$13.45

Total Return	0.45	% (3)	27.53%	10.37%		12.30%	20.30%	22.30%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,410,263		$1,325,609	$802,524		$432,203	$388,735	$360,290
Ratio of Expenses to Average Net Assets	0.84	% (4)	0.83%	0.86%		0.90%	0.92%	0.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.16	)% (4)	0.15%	(0.01)%		(0.23)%	(0.19)%	(0.31)%
Portfolio Turnover Rate	15.26	% (3)	24.55%	19.74%		28.13%	23.75%	36.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

86

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$23.59		$18.84	$17.34	$15.48	$12.92	$12.55

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.02)	(0.06)	(0.09)	(0.07)	(0.07)
Net Realized and Unrealized Gain on Investments	0.16		5.06	1.78	1.95	2.63	2.27

Total from Investment Operations	0.11		5.04	1.72	1.86	2.56	2.20

Less Distributions:
Distributions from Net Realized Gain	(0.81)		(0.29)	(0.22)	—	—	(1.83)

Net Asset Value per Share, End of Period	$22.89		$23.59	$18.84	$17.34	$15.48	$12.92

Total Return	0.34	% (2)	27.14%	10.06%	12.02%	19.81%	22.02%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$361,538		$378,026	$292,448	$182,151	$125,638	$140,963
Ratio of Expenses to Average Net Assets	1.11	% (3)	1.10%	1.14%	1.20%	1.24%	1.25%
Ratio of Net Investment Loss to Average Net Assets	(0.43	)% (3)	(0.10)%	(0.31)%	(0.55)%	(0.51)%	(0.58)%
Portfolio Turnover Rate	15.26	% (2)	24.55%	19.74%	28.13%	23.75%	36.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

87

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$35.69		$26.74	$27.84	$26.52	$21.18	$15.23

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.16)		(0.20)	(0.24)	(0.26)	(0.17)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)		9.15	(0.86)	1.58	5.51	6.14

Total from Investment Operations	(0.36)		8.95	(1.10)	1.32	5.34	5.95

Less Distributions:
Distributions from Net Realized Gain	(5.15)		—	—	—	—	—

Net Asset Value per Share, End of Period	$30.18		$35.69	$26.74	$27.84	$26.52	$21.18

Total Return	(2.38	)% (2)	33.32%	(3.95)%	4.98%	25.21%	39.07%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$115,928		$165,248	$828,435	$956,904	$584,581	$183,467
Ratio of Expenses to Average Net Assets	1.23	% (3)	1.18%	1.16%	1.22%	1.19%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.96	)% (3)	(0.71)%	(0.89)%	(0.88)%	(0.71)%	(1.08)%
Portfolio Turnover Rate	40.65	% (2)	84.46%	79.27%	93.47%	105.57%	79.13%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

88

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$34.05		$25.60	$26.73	$25.53	$20.44	$14.75

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.19)		(0.29)	(0.31)	(0.32)	(0.23)	(0.27)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)		8.74	(0.82)	1.52	5.32	5.96

Total from Investment Operations	(0.36)		8.45	(1.13)	1.20	5.09	5.69

Less Distributions:
Distributions from Net Realized Gain	(5.15)		—	—	—	—	—

Net Asset Value per Share, End of Period	$28.54		$34.05	$25.60	$26.73	$25.53	$20.44

Total Return	(2.55	)% (2)	32.85%	(4.23)%	4.70%	24.90%	38.58%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$69,277		$121,038	$186,245	$237,982	$187,375	$115,465
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.50	% (3)	1.47%	1.44%	1.49%	1.51%	1.59%
After Expense Reimbursement	1.43	% (3)	1.46%	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(1.15	)% (3)	(1.02)%	(1.16)%	(1.14)%	(0.97)%	(1.47)%
Portfolio Turnover Rate	40.65	% (2)	84.46%	79.27%	93.47%	105.57%	79.13%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

89

TCW SMID Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		November 1, 2010 (Commencement of Operations) through October 31, 2011
			2013	2012
Net Asset Value per Share, Beginning of Period	$14.34		$10.26	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.09)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		4.17	(0.08)	0.52

Total from Investment Operations	(0.41)		4.08	(0.16)	0.42

Net Asset Value per Share, End of Period	$13.93		$14.34	$10.26	$10.42

Total Return	(2.86	)% (2)	39.77%	(1.54)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$31,794		$31,193	$22,084	$23,057
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.24	% (3)	1.34%	1.36%	2.16%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.73	)% (3)	(0.72)%	(0.75)%	(0.96)%
Portfolio Turnover Rate	29.66	% (2)	72.89%	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

90

TCW SMID Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		November 1, 2010 (Commencement of Operations) through October 31, 2011
			2013	2012
Net Asset Value per Share, Beginning of Period	$14.34		$10.27	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.09)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		4.16	(0.07)	0.52

Total from Investment Operations	(0.41)		4.07	(0.15)	0.42

Net Asset Value per Share, End of Period	$13.93		$14.34	$10.27	$10.42

Total Return	(2.86	)% (2)	39.63%	(1.44)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,253		$22,968	$17,116	$22,927
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.52	% (3)	1.61%	1.64%	2.23%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.73	)% (3)	(0.72)%	(0.76)%	(0.96)%
Portfolio Turnover Rate	29.66	% (2)	72.89%	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

91

TCW Value Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$26.56		$20.10	$17.43	$16.94	$14.12	$12.90

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.16	0.15	0.12	0.11	0.11
Net Realized and Unrealized Gain on Investments	2.48		6.48	2.63	0.51	2.81	1.26

Total from Investment Operations	2.55		6.64	2.78	0.63	2.92	1.37

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.17)	(0.11)	(0.14)	(0.10)	(0.15)
Distributions from Net Realized Gain	(2.63)		(0.01)	—	—	—	—

Total Distributions	(2.77)		(0.18)	(0.11)	(0.14)	(0.10)	(0.15)

Net Asset Value per Share, End of Period	$26.34		$26.56	$20.10	$17.43	$16.94	$14.12

Total Return	9.92	% (2)	33.30%	16.04%	3.67%	20.78%	10.84%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$106,284		$118,138	$95,698	$99,211	$152,391	$196,488
Ratio of Expenses to Average Net Assets	0.95	% (3)	0.94%	1.01%	0.99%	1.00%	1.04%
Ratio of Net Investment Income to Average Net Assets	0.54	% (3)	0.68%	0.79%	0.66%	0.68%	0.89%
Portfolio Turnover Rate	11.57	% (2)	28.91%	32.87%	89.67%	61.51%	44.91%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

92

TCW Value Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$26.07		$19.74	$17.06	$16.61	$13.85	$12.61

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.09	0.10	0.05	0.05	0.07
Net Realized and Unrealized Gain on Investments	2.44		6.37	2.59	0.50	2.77	1.24

Total from Investment Operations	2.47		6.46	2.69	0.55	2.82	1.31

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.12)	(0.01)	(0.10)	(0.06)	(0.07)
Distributions from Net Realized Gain	(2.63)		(0.01)	—	—	—	—

Total Distributions	(2.70)		(0.13)	(0.01)	(0.10)	(0.06)	(0.07)

Net Asset Value per Share, End of Period	$25.84		$26.07	$19.74	$17.06	$16.61	$13.85

Total Return	9.78	% (2)	32.90%	15.75%	3.26%	20.42%	10.50%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$40,080		$36,875	$32,292	$33,247	$54,041	$39,760
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.28	% (3)	1.32%	1.40%	1.48%	1.41%	1.54%
After Expense Reimbursement	1.21	% (3)	1.23%	1.27%	1.35%	1.34%	1.36%
Ratio of Net Investment Income to Average Net Assets	0.24	% (3)	0.40%	0.53%	0.27%	0.31%	0.62%
Portfolio Turnover Rate	11.57	% (2)	28.91%	32.87%	89.67%	61.51%	44.91%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

93

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2013 to April 30, 2014)
TCW Concentrated Value Fund
I Class Shares
Actual	$1,000.00	$1,123.00	1.13%		$5.95
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.13%		5.66
N Class Shares
Actual	$1,000.00	$1,123.10	1.13%		$5.95
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.13%		5.66

TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,018.60	0.31	%(1)	$1.55	(1)
Hypothetical (5% return before expenses)	1,000.00	1,023.26	0.31	%(1)	1.56	(1)
N Class Shares
Actual	$1,000.00	$1,016.20	0.85	%(1)	$4.25	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85	%(1)	4.26	(1)

TCW Growth Fund
I Class Shares
Actual	$1,000.00	$1,023.50	0.99%		$4.97
Hypothetical (5% return before expenses)	1,000.00	1,019.89	0.99%		4.96
N Class Shares
Actual	$1,000.00	$1,023.20	0.99%		$4.97
Hypothetical (5% return before expenses)	1,000.00	1,019.89	0.99%		4.96

94

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2013 to April 30, 2014)
TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$996.30	1.20%	$5.94
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01
N Class Shares
Actual	$1,000.00	$996.10	1.20%	$5.94
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

TCW Relative Value Dividend Appreciation Fund
I Class Shares
Actual	$1,000.00	$1,068.80	0.84%	$4.31
Hypothetical (5% return before expenses)	1,000.00	1,020.63	0.84%	4.21
N Class Shares
Actual	$1,000.00	$1,067.30	1.12%	$5.74
Hypothetical (5% return before expenses)	1,000.00	1,019.24	1.12%	5.61

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,094.90	0.89%	$4.62
Hypothetical (5% return before expenses)	1,000.00	1,020.38	0.89%	4.46
N Class Shares
Actual	$1,000.00	$1,093.70	1.13%	$5.87
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.13%	5.66

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,004.50	0.84%	$4.17
Hypothetical (5% return before expenses)	1,000.00	1,020.63	0.84%	4.21
N Class Shares
Actual	$1,000.00	$1,003.40	1.11%	$5.51
Hypothetical (5% return before expenses)	1,000.00	1,019.29	1.11%	5.56

TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$976.20	1.23%	$6.03
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.23%	6.16
N Class Shares
Actual	$1,000.00	$974.50	1.43%	$7.00
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.43%	7.15

TCW SMID Cap Growth Fund
I Class Shares
Actual	$1,000.00	$971.40	1.20%	$5.87
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01
N Class Shares
Actual	$1,000.00	$971.40	1.20%	$5.87
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

95

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2013 to April 30, 2014)
TCW Value Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,099.20	0.95%	$4.94
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76
N Class Shares
Actual	$1,000.00	$1,097.80	1.21%	$6.29
Hypothetical (5% return before expenses)	1,000.00	1,018.79	1.21%	6.06

(1)	Does not included Expenses of the underlying affiliated investments

96

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

97

TCW

Proud manager of the TCW and MetWest Fund families.

TCW Funds, Inc.

865 South Figueroa Street Los Angeles, California 90017

800 FUND TCW (800 386 3829)

www.TCW.com

Investment Advisor

TCW Investment Management Company 865 South Figueroa Street Los Angeles, California 90017

Transfer Agent

U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP 350 South Grand Avenue Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company 200 Clarendon Street Boston, Massachusetts 02116

Distributor

TCW Funds Distributors 865 South Figueroa Street Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell Director

David S. DeVito Director

John A. Gavin Director

Janet E. Kerr Director

Peter McMillan Director

Charles A. Parker Director

Victoria B. Rogers Director

Marc I. Stern Director

Andrew Tarica Director

Officers

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson Senior Vice President,

General Counsel, Secretary and Interim Chief Compliance Officer

Richard M. Villa

Treasurer and Chief Financial Officer

Peter A. Brown

Senior Vice President

Patrick W. Dennis Assistant Secretary

Jon-Luc Dupuy Assistant Secretary

George N. Winn Assistant Treasurer

TCW Family of Funds

Equity Funds

TCW Concentrated Value Fund TCW Growth Fund TCW Growth Equities Fund

TCW Relative Value Dividend Appreciation Fund TCW Relative Value Large Cap Fund TCW Select Equities Fund TCW Small Cap Growth Fund TCW SMID Cap Growth Fund TCW Value Opportunities Fund

TCW Allocation Fund

TCW Conservative Allocation Fund

Fixed Income Funds

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund TCW Global Bond Fund TCW High Yield Bond Fund TCW Short Term Bond Fund TCW Total Return Bond Fund

International Funds

TCW Emerging Markets income Fund

TCW Emerging Markets Local Currency Income Fund TCW Emerging Markets Multi-Asset Opportunities Fund TCW International Growth Fund TCW International Small Cap Fund

TCW Funds

Semi-Annual Report

FOR THE SIX MONTHS ENDED APRIL 30

2014

TCW Fixed Income Funds

Core Fixed Income Fund

Enhanced Commodity Strategy Fund Global Bond Fund High Yield Bond Fund Short Term Bond Fund Total Return Bond Fund

TCW Funds, Inc.

Table of Contents	April 30, 2014

Letter to Shareholders

David S. DeVito
President, Chief Executive Officer & Director

Dear Valued Investors:

It is my pleasure to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2014. I would like to thank you for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2014, the TCW Funds held total net assets of approximately $18.6 billion.

This report contains information outlining the performance of the TCW Funds and a listing of the portfolio holdings as of April 30, 2014.

About the TCW Funds

The TCW Funds offer shareholders a choice of 21 funds, each targeted to specific asset classes, market segments or multiple sectors of the global equity and fixed income markets. For U.S. equities, we offer funds across the market capitalization and growth/value spectrums. In fixed income, our funds provide investors opportunities across global fixed income markets including U.S. government, corporate and high yield bonds, mortgage-backed and asset-backed securities, as well as sovereign and corporate bonds denominated in U.S. dollars and foreign currencies. Each TCW Fund is managed by long-tenured investment teams with experience through many market cycles. Rigorous fundamental research, disciplined risk analysis and deep market expertise are the foundation for each of our funds.

The Economy

Coming into 2014, much was made of December’s Federal Reserve (Fed) announcement regarding its slowing of purchases of U.S. Treasury and agency mortgage-backed securities (MBS). Would the economy suffer? Would government rates continue their rise that saw the 10-Year U.S. Treasury yield peak at 3.03% to close 2013? Would other securities markets face increased volatility or pull back as the Fed withdrew support? Although it seemed rather clear that the ongoing securities purchases were not providing much thrust to the real economy by way of job creation and gross domestic product (GDP) expansion, it was fairly evident that asset prices were rising through 2013, whether for homes, equities or high yield bonds, to cite a few. Therefore, it has not been surprising that the Fed was, and is expected to be, resolute in its meeting-by-meeting reduction, bringing what had been an $85 billion monthly buying program down to roughly $55 billion by March month-end. Meanwhile, the world kept on spinning, offering no shortage of other (potentially adverse) influences early in 2014. Severe winter weather across much of the U.S. slowed economic activity domestically, China’s growth engine seemed to sputter, and Russia amplified global tensions with its annexation of Crimea.

The U.S. Stock Market and our U.S. Equity Funds

U.S. stocks posted solid gains during the past six months through April 30, with the S&P 500 index advancing 8.4% to record high levels. The Fed’s December 2013 decision to begin tapering its asset purchases buoyed stocks, as it signaled confidence in the economy’s ability to sustain organic economic growth, while newly installed Fed Chair Janet Yellen’s statements effectively reassured equity market investors that monetary policy would remain highly accommodative. At the same time, U.S. corporate earnings remained resilient with nearly two-thirds of S&P 500 companies beating analysts’ expectations in both the fourth quarter of 2013 and the first quarter of 2014, although forward-looking guidance remained cautious. Worries about the strength of the U.S. economy mounted given the anemic, weather-impacted 0.1% GDP growth figure registered in 1Q14, coupled with slower growth in China and below 1% economic growth in the Eurozone. The slower growth environment, coupled with geopolitical developments surrounding Ukraine, led to a more defensive tone in the equity market in the first four months of this calendar year. The pronounced drop in the 10-year U.S. treasury yield from 3.02% at the end of 2013 to 2.65% at the end of April 2014 was accompanied by a shift in equity market leadership into more defensive stocks, including real estate investment trusts (REITs), utilities, and telecommunications.

Our value-oriented equity funds generally posted strong performance for the period, boosted by strong stock-picking and the aforementioned shift in market leadership from growth to value names. By the same token, performance of our growth-oriented offerings were challenged in an environment in which growth stock multiples suffered a substantial de-rating in the market, particularly in the areas of technology and biotech. That said, we believe the core fundamentals of these growth companies generally remain compelling, and our portfolio managers maintain an unwavering commitment to the investment philosophy and discipline that have served these funds well over time.

The U.S. Fixed Income Market and our U.S. Fixed Income Funds

Lower interest rates and tighter spreads drove positive returns across non-government fixed income sectors, with down-in-quality outperforming on a continuing quest for yield. High yield credit benefitted from steady inflows early in 2014, posting gains and producing substantial excess return, as did investment grade credit. Among the investment grade sectors, corporates returned nearly 3% as risk premiums fell to near the lows last seen in 2007 prior to the financial crisis. Despite increased leverage in the sector, industrial credits have outpaced utilities and financials on a duration-adjusted basis. Performance among securitized products has been generally favorable outside of agency MBS, which have struggled since the middle of 2013 as changing expectations for future Fed policy drove episodic volatility and pushed spreads wider among lower coupon issues. Non-agency residential MBS remained sought-after sources of attractive risk-adjusted yield, and commercial MBS were buoyed by strengthening collateral performance. Lastly, asset-backed securities (ABS) backed by student loans were beneficiaries of good demand for short duration, floating rates and a significant degree of government backing.

International/Global Markets and our Emerging Markets Funds

There has been a notable turnaround in emerging markets debt over the last several months, with the asset class posting among the strongest fixed income returns globally year-to-date 2014. In 2013, macro themes such as Fed tapering and fears around growth dynamics weighed on the asset class. Given the significant repricing that occurred in the second half of 2013, along with sound fundamentals and stable growth, emerging markets debt risk appetite has been better supported thus far in 2014. Notably, the differentiation theme continues to characterize returns, with domestic economic and policy developments taking precedence over global macro drivers. In addition, the technical backdrop is stronger, with continued institutional inflows and retail inflows starting to turn positive.

For the six months ended April 30, 2014, the TCW Emerging Markets Income Fund I Share returned 2.28% versus the J.P. Morgan EMBI Global Diversified Index return of 3.75%. During the same period, the TCW Emerging Markets Local Currency Fund I Share returned negative 2.10% versus the J.P. Morgan GBI-EM Global Diversified Index return of negative 1.48%. Underperformance versus the indices during this period has been a function largely of shorter duration versus the index and exposure to Russia, which underperformed during the March/April period on the back of the crisis in Ukraine. We believe that we are well-positioned for a move higher in U.S. Treasury rates and a turnaround in the Russia/Ukraine situation.

An Update on the TCW Fund Family

There were a few changes to our fund family over the last twelve months that we would like to share with our investors. We added a new fund, the TCW Emerging Markets Multi-Asset Opportunities Fund (TGMAX/TGMEX), effective July 1, 2013. The Fund uses a total return approach and seeks to identify the most attractive reward-risk opportunities in the global emerging market debt and equity universe. The Fund is managed by Penny Foley and Dave Robbins, the same portfolio management team that manages the TCW Emerging Markets Income (TGEIX/TGINX) and Local Currency (TGWIX/TGWNX) Funds.

On March 1, 2014, we changed the name of the TCW Dividend Focused Fund to the TCW Relative Value Dividend Appreciation Fund (TGDFX/TGIGX) as we believe the new name better reflects the Fund’s emphasis on companies exhibiting dividend growth. There were no changes to the Fund’s objective or the prospectus.

Looking Ahead

Our expectations for the economy remain consistent with the past several quarters; we see the economy continuing to expand but with little evidence of an accelerating pace. While the withdrawal of monetary accommodation would typically presage a slowing, the absence of a sustained breakout – in terms of GDP and job growth—since 2008 argues that the effect has been far more meaningful on asset valuations than the economy. Meanwhile, risks accumulated over the prolonged period of stimulus continue to argue for an upward normalization of rates, particularly if inflation appears.

As U.S. equities have not suffered greater than a six percent pullback since the fall of 2012, we cannot dismiss the possibility of increased volatility and profit-taking given the data-dependent nature of Fed policy and the ongoing geopolitical risk stemming from the Ukraine crisis. Yet, we would generally view such occasions as buying opportunities given our view that company fundamentals are, for the most part, quite strong, with deleveraged balance sheets, high cash balances, near-record profit margins, and a low, stable inflation environment. Additionally, valuations remain reasonable, with the S&P 500 trading at just over 15 times forward consensus earnings, or at approximately the average witnessed over the past three decades. However, we believe that further advances by U.S. stocks are likely contingent upon confirmation of a continued macroeconomic recovery that translates into top-line revenue growth rather than reliance upon an expansion of the market P/E multiple.

Finally, I would like to take a brief moment to introduce myself. On January 7, 2014, I was named President and Chief Executive Officer of the TCW Funds and the TCW Strategic Income Fund (TSI). I have been with TCW for over 20 years serving in various senior management positions. In addition to serving as President and CEO of the TCW Funds and TSI, I am currently Executive Vice President and Chief Operating Officer for TCW.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to reporting to you again at the end of our fiscal year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

TCW Funds, Inc.

Performance Summary (Unaudited)

	Total Return
	Annualized as of April 30, 2014(1)
	NAV	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Core Fixed Income Fund
I Class	$11.09	0.01%	7.64%	6.11%	6.62	% (2)	01/01/90	(3)
N Class	$11.08	(0.34)%	7.28%	5.81%	5.85%		03/01/99
TCW Enhanced Commodity Strategy Fund
I Class	$8.39	5.96%	N/A	N/A	(3.37)%		04/01/11
N Class	$8.39	5.83%	N/A	N/A	(3.37)%		04/01/11
TCW Global Bond Fund
I Class	$10.44	0.31%	N/A	N/A	5.66%		12/01/11
N Class	$10.44	0.31%	N/A	N/A	5.67%		12/01/11
TCW High Yield Bond Fund
I Class	$6.43	4.81%	13.13%	6.72%	7.68	% (2)	02/01/89	(3)
N Class	$6.47	4.49%	12.89%	6.46%	5.67%		03/01/99
TCW Short Term Bond Fund
I Class	$8.77	0.62%	3.81%	2.46%	4.46	% (2)	02/01/90	(3)
TCW Total Return Bond Fund
I Class	$10.17	1.71%	9.33%	7.16%	7.14%		06/17/93
N Class	$10.49	1.39%	9.01%	6.85%	6.83%		03/01/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(3)	Inception date of the predecessor entity.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Corporate Bonds (20.6% of Net Assets)
	Airlines (0.7%)
$72,125	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	$82,268
826,077	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	967,026
1,069,468	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	1,229,888
857,370	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	959,987
534,825	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	625,746
604,743	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	686,383
2,364,102	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,658,137
996,568	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	1,049,511

	Total Airlines	8,258,946

	Auto Manufacturers (0.1%)
1,350,000	Daimler Finance North America LLC (Germany), (144A), 1.875%, due 09/15/14 (1)	1,355,768

	Banks (6.2%)
2,306,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	2,346,385
1,500,000	Bank of America Corp., 1.103%, due 04/01/19 (2)	1,506,169
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,247,832
165,000	Bank of America Corp., 7.375%, due 05/15/14	165,296
2,550,000	Bank of America N.A., 0.513%, due 06/15/16 (2)	2,527,677
1,000,000	Bank of America N.A., 0.533%, due 06/15/17 (2)	988,863
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,377,760
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,598,529
2,500,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	2,517,048
250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	273,530
1,000,000	Chase Capital VI, 0.862%, due 08/01/28 (2)	870,000
1,930,000	Citigroup, Inc., 1.189%, due 07/25/16 (2)	1,952,444
1,062,000	Citigroup, Inc., 4.7%, due 05/29/15	1,106,375
4,717,000	Citigroup, Inc., 5.3%, due 01/07/16	5,052,049
1,110,000	Citigroup, Inc., 5.375%, due 08/09/20	1,259,030
425,000	Citigroup, Inc., 6%, due 08/15/17	481,867
275,000	Citigroup, Inc., 6.125%, due 05/15/18	317,008
1,400,000	Citigroup, Inc., 6.375%, due 08/12/14	1,423,584
725,000	Citigroup, Inc., 8.5%, due 05/22/19	924,685
3,500,000	Commonwealth Bank of Australia/New York, 1.95%, due 03/16/15	3,545,482
475,000	Credit Suisse New York (Switzerland), 5.5%, due 05/01/14	475,000

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Banks (Continued)
$1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	$1,796,723
475,000	First Chicago NBD Institutional Capital I, 0.787%, due 02/01/27 (2)	413,250
1,500,000	Goldman Sachs Group, Inc. (The), 1.833%, due 11/29/23 (2)	1,539,894
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,274,726
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	57,729
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,777,542
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (1)	4,552,072
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,568,836
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	565,415
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	550,840
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,421,437
1,230,000	JPMorgan Chase Capital XIII, 1.184%, due 09/30/34 (2)	1,057,800
5,750,000	JPMorgan Chase Capital XXI, 1.187%, due 01/15/87 (2)	4,743,750
2,000,000	JPMorgan Chase Capital XXIII, 1.236%, due 05/15/77 (2)	1,580,000
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (1)	983,904
2,750,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21 (1)	3,133,996
1,290,000	Morgan Stanley, 0.678%, due 10/18/16 (2)	1,287,663
400,000	Morgan Stanley, 0.707%, due 10/15/15 (2)	400,129
575,000	Morgan Stanley, 5.45%, due 01/09/17	636,087
600,000	Morgan Stanley, 5.5%, due 07/24/20	681,742
750,000	Morgan Stanley, 5.625%, due 09/23/19	856,256
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,138,554
375,000	Morgan Stanley, 7.3%, due 05/13/19	455,130
3,000,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	3,064,337
875,000	Royal Bank of Scotland PLC (The) (United Kingdom), 6.1%, due 06/10/23	928,188

	Total Banks	73,422,613

	Chemicals (0.0%)
101,000	Rohm and Haas Co., 6%, due 09/15/17	115,133

	Commercial Services (0.5%)
1,250,000	Autopistas Metropolitanas de Puerto Rico LLC, (144A), 6.75%, due 06/30/35 (1)	1,101,629
4,185,000	Catholic Health Initiatives, 4.2%, due 08/01/23	4,310,018

	Total Commercial Services	5,411,647

	Diversified Financial Services (1.3%)
350,000	American Express Co., 7.25%, due 05/20/14	351,022
3,000,000	Ford Motor Credit Co. LLC, 1.7%, due 05/09/16	3,040,615
1,065,000	General Electric Capital Corp., 0.616%, due 05/05/26 (2)	969,030
3,315,000	General Electric Capital Corp., 0.716%, due 08/15/36 (2)	2,761,860
2,000,000	General Electric Capital Corp., 3.1%, due 01/09/23	1,982,988
1,000,000	General Electric Capital Corp., 3.15%, due 09/07/22	1,001,471
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,368,593
1,000,000	General Electric Capital Corp., 4.65%, due 10/17/21	1,107,813

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Diversified Financial Services (Continued)
$250,000	General Electric Capital Corp., 5.5%, due 01/08/20	$288,873
1,250,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (1)	1,273,375
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (1)	1,111,250

	Total Diversified Financial Services	15,256,890

	Electric (1.3%)
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,156,342
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	2,933,620
900,000	FirstEnergy Corp., 7.375%, due 11/15/31	1,047,491
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (1)	3,226,498
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (1)	960,523
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	479,524
150,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	174,366
2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	3,060,019
250,000	Southern Power Co., 4.875%, due 07/15/15	262,181
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,110,260

	Total Electric	15,410,824

	Energy-Alternate Sources (0.2%)
2,191,028	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (1)	2,415,484

	Engineering & Construction (0.3%)
2,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 3.9%, due 03/22/23 (1)	1,987,656
1,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 5.125%, due 02/22/21 (1)	1,095,273

	Total Engineering & Construction	3,082,929

	Environmental Control (0.0%)
50,000	Waste Management, Inc., 7%, due 07/15/28	64,522

	Food (0.0%)
143,000	Kraft Foods Group, Inc., 5.375%, due 02/10/20	164,723
132,000	Mondelez International, Inc., 5.375%, due 02/10/20	151,289

	Total Food	316,012

	Gas (0.3%)
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (1)	2,032,104
500,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (1)	519,501
350,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (1)	430,956

	Total Gas	2,982,561

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	287,367

	Healthcare-Services (1.7%)
2,545,000	Hartford HealthCare Corp., 5.746%, due 04/01/44	2,680,925
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	2,820,841

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Healthcare-Services (Continued)
$1,305,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	$1,542,607
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	2,804,570
60,000	NYU Hospitals Center, 5.75%, due 07/01/43	67,996
3,860,000	Providence Health & Services Obligated Group, 1.183%, due 10/01/17 (2)	3,853,474
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,004,981
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,479,650
250,000	WellPoint, Inc., 5.25%, due 01/15/16	268,559
175,000	WellPoint, Inc., 5.875%, due 06/15/17	196,997

	Total Healthcare-Services	19,720,600

	Insurance (1.9%)
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	438,925
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (1)	2,000,304
2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(2)	2,495,279
250,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (1)	252,510
800,000	MetLife, Inc., 4.368%, due 09/15/23	857,686
300,000	MetLife, Inc., 5.7%, due 06/15/35	356,736
2,300,000	Metropolitan Life Global Funding I, (144A), 0.757%, due 07/15/16 (1)(2)	2,316,017
4,000,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (1)	4,195,592
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18 (1)	3,927,828
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,092,673
717,857	Prudential Holdings LLC, (144A), 8.695%, due 12/18/23 (1)	919,484
3,700,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	4,000,625

	Total Insurance	22,853,659

	Iron & Steel (0.0%)
380,000	ArcelorMittal (Luxembourg), 5%, due 02/25/17	405,695

	Media (0.0%)
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	228,631

	Mining (0.2%)
2,400,000	Barrick Gold Corp. (Canada), 4.1%, due 05/01/23	2,341,317
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	343,993

	Total Mining	2,685,310

	Oil & Gas (0.0%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	278,744

	Pharmaceuticals (0.0%)
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	279,213

	Pipelines (1.9%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	508,287
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	2,117,090
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,079,725
1,050,000	Enterprise Products Operating LLC, 3.35%, due 03/15/23	1,036,270

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Pipelines (Continued)
$675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	$781,340
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	997,948
2,500,000	Plains All American Pipeline LP/PAA Finance Corp., 2.85%, due 01/31/23	2,379,613
3,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (1)	3,681,319
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,283,366
1,005,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	1,124,133
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,880,662
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	458,125
172,000	Williams Cos., Inc. (The), 3.7%, due 01/15/23	159,102
1,278,000	Williams Cos., Inc. (The), 7.75%, due 06/15/31	1,494,327

	Total Pipelines	21,981,307

	Real Estate (0.2%)
850,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	930,138
1,190,000	WEA Finance LLC/WT Finance Australia Pty, Ltd. (Australia), (144A), 5.75%, due 09/02/15 (1)	1,266,760

	Total Real Estate	2,196,898

	REIT (3.2%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,357,063
1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,049,594
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,566,498
960,000	ERP Operating LP, 6.584%, due 04/13/15	1,014,080
3,000,000	Essex Portfolio LP, 3.625%, due 08/15/22	2,991,865
3,605,000	HCP, Inc., 3.75%, due 02/01/19	3,830,718
3,000,000	HCP, Inc., 6%, due 01/30/17	3,375,267
715,000	HCP, Inc., 6.3%, due 09/15/16	801,887
1,030,000	Health Care REIT, Inc., 2.25%, due 03/15/18	1,043,133
545,000	Health Care REIT, Inc., 4.95%, due 01/15/21	598,844
3,400,000	Health Care REIT, Inc., 6.125%, due 04/15/20	3,963,281
710,000	Health Care REIT, Inc., 6.5%, due 03/15/41	891,421
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,234,449
350,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	394,353
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,715,463
300,000	Liberty Property LP, 5.125%, due 03/02/15	310,870
1,925,000	Nationwide Health Properties, Inc., 6%, due 05/20/15	2,031,557
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,652,263
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,204,821
150,000	UDR, Inc., 5.25%, due 01/15/15	154,797
1,500,000	Ventas Realty LP/Ventas Capital Corp., 4%, due 04/30/19	1,604,449

	Total REIT	37,786,673

	Telecommunications (0.6%)
1,625,000	AT&T, Inc., 2.625%, due 12/01/22	1,539,840
11,000	AT&T, Inc., 4.3%, due 12/15/42	9,965

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Telecommunications (Continued)
$739,000	AT&T, Inc., 6.5%, due 09/01/37	$883,019
1,500,000	Qwest Corp., 7.25%, due 09/15/25	1,741,713
220,000	Telecom Italia Capital S.A. (Italy), 6%, due 09/30/34	213,400
2,000,000	Verizon Communications, Inc., 1.984%, due 09/14/18 (2)	2,114,595
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	148,508

	Total Telecommunications	6,651,040

	Total Corporate Bonds (Cost: $233,590,714) (20.6%)	243,448,466

	Municipal Bonds (1.9%)
1,000,000	California State, Build America Bonds, 5.7%, due 11/01/21	1,181,090
3,020,000	California State, Build America Bonds, 6.65%, due 03/01/22	3,665,887
1,050,000	California State, General Obligation Unlimited, 6.2%, due 10/01/19	1,261,438
1,465,000	City of Chicago, Illinois, General Obligation Unlimited, 6.05%, due 01/01/29	1,540,770
3,935,000	City of Houston, Texas, General Obligation, 6.29%, due 03/01/32	4,765,718
1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,426,100
970,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	1,067,737
250,000	Illinois State, Build America Bonds, 4.421%, due 01/01/15	256,065
1,500,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	1,595,100
1,505,000	Illinois State, General Obligation Unlimited, 4.95%, due 06/01/23	1,578,640
3,000,000	Illinois State, General Obligation Unlimited, 6.2%, due 07/01/21	3,406,170
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	803,621

	Total Municipal Bonds (Cost: $21,858,971)	22,548,336

	Foreign Government Bonds (0.5%)
6,030,000	Kommunalbanken A.S. (Norway), (144A), 1.125%, due 05/23/18 (1)	5,935,720
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	221,357

	Total Foreign Government Bonds (Cost: $6,214,192)	6,157,077

	Asset-Backed Securities (7.1%)
2,140,090	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	2,207,835
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.252%, due 12/27/44 (1)(2)	2,852,603
2,500,000	ALM Loan Funding (12-7A-A1), (144A), 1.648%, due 10/19/24 (1)(2)	2,496,230
2,517,630	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.382%, due 12/25/36 (1)(2)	2,194,429
1,688,074	Beacon Container Finance LLC (12-1A-A), (144A), 3.72%, due 09/20/27 (1)	1,721,302
2,007,584	Brazos Education Loan Authority, Inc. (12-1-A1), 0.852%, due 12/26/35 (2)	2,012,341
661,675	Brazos Higher Education Authority, Inc. (06-2-A9), 0.255%, due 12/26/24 (2)	649,239
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.435%, due 02/25/35 (2)	696,361
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.285%, due 11/25/33 (2)	1,724,312
2,095,250	CAL Funding II, Ltd. (12-1A-A), (144A), 3.47%, due 10/25/27 (1)	2,096,560
4,082,591	Cent CLO 16 LP (13-19A-A1A), (144A), 1.566%, due 10/29/25 (1)(2)	4,059,786
1,615,271	College Loan Corp. Trust (05-2-A3), 0.357%, due 04/15/25 (2)	1,602,658
1,010,417	Cronos Containers Program, Ltd. (12-1A-A), (144A), 4.21%, due 05/18/27 (1)	1,011,449

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (Continued)
$1,262,500	Cronos Containers Program, Ltd. (12-2A-A), (144A), 3.81%, due 09/18/27 (1)	$1,276,273
3,500,000	Educational Funding of the South, Inc. (11-1-A2), 0.879%, due 04/25/35 (2)	3,492,202
1,928,619	Educational Services of America, Inc. (12-2-A), (144A), 0.882%, due 04/25/39 (1)(2)	1,945,737
3,341,704	GCO Education Loan Funding Trust (06-2AR-A1RN), (144A), 0.804%, due 08/27/46 (1)(2)	3,224,660
306,631	GE Business Loan Trust (03-1-A), (144A), 0.582%, due 04/15/31 (1)(2)	297,624
312,907	GE Business Loan Trust (04-1-A), (144A), 0.442%, due 05/15/32 (1)(2)	302,261
1,637,984	GE Business Loan Trust (04-2A-A), (144A), 0.372%, due 12/15/32 (1)(2)	1,582,086
2,069,757	Iowa Student Loan Liquidity Corp. (11-1-A), 1.483%, due 06/25/42 (2)	2,120,218
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.202%, due 07/20/43 (2)	2,385,299
3,000,000	Nomad CLO, Ltd. (13-1A-A1), (144A), 1.427%, due 01/15/25 (1)(2)	2,971,674
2,600,000	Oak Hill Credit Partners (12-7A-A), (144A), 1.655%, due 11/20/23 (1)(2)	2,593,172
3,839,035	Oak Hill Credit Partners (13-9A-A1), (144A), 1.628%, due 10/20/25 (1)(2)	3,830,274
2,450,000	Octagon Investment Partners XI, Ltd. (07-1A-A1B), (144A), 0.495%, due 08/25/21 (1)(2)	2,397,474
3,400,000	SLM Student Loan Trust (06-2-A6), 0.399%, due 01/25/41 (2)	3,120,085
3,400,000	SLM Student Loan Trust (06-8-A6), 0.389%, due 01/25/41 (2)	3,118,157
686,508	SLM Student Loan Trust (07-6-B), 1.079%, due 04/27/43 (2)	626,963
710,000	SLM Student Loan Trust (08-2-B), 1.429%, due 01/25/29 (2)	645,976
710,000	SLM Student Loan Trust (08-3-B), 1.429%, due 04/25/29 (2)	657,422
8,380,000	SLM Student Loan Trust (08-4-A4), 1.879%, due 07/25/22 (2)	8,846,251
710,000	SLM Student Loan Trust (08-4-B), 2.079%, due 04/25/29 (2)	693,187
710,000	SLM Student Loan Trust (08-5-B), 2.079%, due 07/25/29 (2)	720,722
710,000	SLM Student Loan Trust (08-6-B), 2.079%, due 07/25/29 (2)	702,549
710,000	SLM Student Loan Trust (08-7-B), 2.079%, due 07/25/29 (2)	729,374
710,000	SLM Student Loan Trust (08-8-B), 2.479%, due 10/25/29 (2)	751,382
710,000	SLM Student Loan Trust (08-9-B), 2.479%, due 10/25/29 (2)	747,907
2,000,000	SLM Student Loan Trust (11-2-A2), 1.352%, due 10/25/34 (2)	2,083,422
2,600,000	SLM Student Loan Trust (12-7-A3), 0.802%, due 05/26/26 (2)	2,603,831
2,813,880	SLM Student Loan Trust (13-4-A), 0.702%, due 06/25/27 (2)	2,820,096
940,000	TAL Advantage I LLC (06-1A-NOTE), (144A), 0.342%, due 04/20/21 (1)(2)	929,788
601,250	Textainer Marine Containers, Ltd. (05-1A-A), (144A), 0.4%, due 05/15/20 (1)(2)	600,176

	Total Asset-Backed Securities (Cost: $81,808,249)	84,141,347

	Commercial Mortgage-Backed Securities — Agency (5.2%)
3,425,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K004-A2), 4.186%, due 08/25/19	3,756,450
2,915,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	3,131,742
2,755,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)	2,983,500
5,030,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K020-A2), 2.373%, due 05/25/22	4,858,401

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Commercial Mortgage-Backed Securities — Agency (Continued)
$5,709,802	Federal National Mortgage Association, (12-M12-1A), 2.935%, due 08/25/22 (ACES)(2)	$5,738,835
5,131,531	Federal National Mortgage Association, (12-M15-A), 2.744%, due 10/25/22 (ACES)(2)	5,048,054
4,409,479	Federal National Mortgage Association, Pool #745935, 5.682%, due 08/01/16 (3)	4,776,144
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.399%, due 02/01/20 (3)	2,544,114
3,991,878	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	4,274,298
2,172,878	Federal National Mortgage Association, Pool #AL0151, 4.378%, due 04/01/21 (3)	2,383,954
5,492,004	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23 (3)	5,323,527
5,147,371	Federal National Mortgage Association, Pool #AL3400, 2.545%, due 03/01/23 (3)	5,019,327
2,506,725	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	2,664,021
3,460,173	Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20	3,713,098
2,889,861	Federal National Mortgage Association, Pool #FN0003, 4.302%, due 01/01/21 (3)	3,174,486
2,214,354	NCUA Guaranteed Notes (11-C1-2A), 0.682%, due 03/09/21 (2)	2,228,392

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $62,827,453)	61,618,343

	Commercial Mortgage-Backed Securities — Non-Agency (4.0%)
1,090,707	Banc of America Commercial Mortgage, Inc. (05-2-A5), 4.857%, due 07/10/43 (2)	1,125,122
3,450,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.288%, due 10/12/42 (2)	3,625,345
765,000	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	826,992
924,150	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (1)	926,271
2,436,902	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	2,433,414
3,150,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	3,286,696
3,114,394	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP5-A3), 5.434%, due 12/15/44 (2)	3,151,066
2,794,027	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	2,826,601
1,798,040	Morgan Stanley Capital I Trust (05-T19-A4A), 4.89%, due 06/12/47	1,866,441
2,855,000	Morgan Stanley Capital I Trust (06-T21-A4), 5.162%, due 10/12/52 (2)	3,012,984
5,005,000	Morgan Stanley Capital I Trust (06-T23-A4), 5.985%, due 08/12/41 (2)	5,467,464
2,278,842	Morgan Stanley Capital I Trust (07-HQ12-A2FX), 5.777%, due 04/12/49 (2)	2,355,176
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (2)	1,189,197
1,146,303	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	1,196,548
625,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	668,369
4,690,858	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	4,886,865
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,743,039
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	2,845,056
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	2,240,069

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $48,655,352)	47,672,715

	Residential Mortgage-Backed Securities — Agency (25.7%)
410,328	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	457,158
1,035,793	Federal Home Loan Mortgage Corp. (2575-FD), 0.602%, due 02/15/33 (PAC) (2)	1,044,392
649,095	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	688,263

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$8,703,220	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (3)	$8,444,585
318,492	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)	320,976
301,817	Federal Home Loan Mortgage Corp. (3315-S), 6.258%, due 05/15/37 (I/O) (I/F) (2)	33,344
1,356,889	Federal Home Loan Mortgage Corp. (3339-JS), 41.846%, due 07/15/37 (I/F) (2)	2,652,711
1,345,267	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,489,155
1,888,182	Federal Home Loan Mortgage Corp. (3380-SM), 6.258%, due 10/15/37 (I/O) (I/F) (2)	294,887
1,609,114	Federal Home Loan Mortgage Corp. (3382-FL), 0.852%, due 11/15/37 (2)	1,621,397
6,256,823	Federal Home Loan Mortgage Corp. (3439-SC), 5.748%, due 04/15/38 (I/O) (2)	801,749
2,551,788	Federal Home Loan Mortgage Corp. (3578-DI), 6.498%, due 04/15/36 (I/O) (I/F) (2)	421,724
6,049,342	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC) (3)	6,063,895
58,599	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.515%, due 01/01/37 (2)	59,069
4,390,678	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	4,774,139
50,049	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	53,177
19,518	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	20,739
9,444,199	Federal Home Loan Mortgage Corp., Pool #C04412, 3%, due 11/01/42	9,209,082
36,198	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	39,859
4,790,514	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41 (3)	5,039,210
3,907,368	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	4,104,110
2,733,359	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41 (3)	2,868,425
1,498,025	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41 (3)	1,621,904
4,082,118	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41 (3)	4,159,774
6,267,653	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43 (3)	6,382,059
403,167	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (2)	646,811
542,825	Federal National Mortgage Association (01-34-FV), 0.652%, due 08/25/31 (2)	548,751
5,819	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	5,949
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,193,982
260,902	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	263,841
2,226,911	Federal National Mortgage Association (07-89-GF), 0.672%, due 09/25/37 (2)	2,248,139
477,062	Federal National Mortgage Association (08-30-SA), 6.698%, due 04/25/38 (I/O) (I/F) (2)	58,389
709,990	Federal National Mortgage Association (08-62-SN), 6.048%, due 07/25/38 (I/O) (I/F) (2)	91,940
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	4,268,780
316,728	Federal National Mortgage Association (09-68-SA), 6.598%, due 09/25/39 (I/O) (I/F) (2)	43,134
4,842,215	Federal National Mortgage Association (10-26-AS), 6.178%, due 03/25/40 (I/O) (2)	632,474
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,126,546
44,729	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	49,714
31,249	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	33,149
161,030	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	171,157
126,417	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	136,242
135,615	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	141,283
2,571,578	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26 (3)	2,712,765
2,285,301	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (3)	2,328,775
4,185,853	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41 (3)	4,399,234
3,078,988	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41 (3)	3,139,966

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$6,287,758	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (3)	$6,418,180
4,554,450	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39 (3)	4,790,890
1,393,198	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,515,504
2,703,850	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	3,026,347
11,652,610	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	11,731,936
12,313,720	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33 (3)	12,404,622
11,086,944	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	11,504,003
12,016,396	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	12,468,418
20,805,000	Federal National Mortgage Association TBA, 3% (4)	20,278,374
17,670,000	Federal National Mortgage Association TBA, 3% (4)	18,240,133
24,630,000	Federal National Mortgage Association TBA, 3.5% (4)	25,005,223
2,780,000	Federal National Mortgage Association TBA, 3.5% (4)	2,928,556
24,705,000	Federal National Mortgage Association TBA, 4% (4)	25,891,033
17,245,000	Federal National Mortgage Association TBA, 4.5% (4)	18,519,514
2,075,954	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	2,244,823
1,531,485	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,669,312
1,065,570	Government National Mortgage Association (08-27-SI), 6.318%, due 03/20/38 (I/O) (I/F) (2)	158,193
4,182,471	Government National Mortgage Association (08-81-S), 6.048%, due 09/20/38 (I/O) (I/F) (2)	619,604
1,794,304	Government National Mortgage Association (09-66-UF), 1.152%, due 08/16/39 (2)	1,832,318
6,600,999	Government National Mortgage Association (10-1-S), 5.598%, due 01/20/40 (I/O) (2)	968,893
152,822	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	167,073
401,471	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	443,807
6,870,000	Government National Mortgage Association II TBA, 3% (4)	6,830,819
10,735,000	Government National Mortgage Association II TBA, 4.5% (4)	11,639,088
2,621,301	NCUA Guaranteed Notes (10-R1-1A), 0.602%, due 10/07/20 (2)	2,636,097
1,581,722	NCUA Guaranteed Notes (10-R2-1A), 0.522%, due 11/06/17 (2)	1,585,738
3,173,520	NCUA Guaranteed Notes (10-R2-2A), 0.622%, due 11/05/20 (2)	3,190,285
1,201,578	NCUA Guaranteed Notes (10-R3-1A), 0.712%, due 12/08/20 (2)	1,212,750
1,009,181	NCUA Guaranteed Notes (10-R3-2A), 0.712%, due 12/08/20 (2)	1,018,071
1,491,204	NCUA Guaranteed Notes (11-R1-1A), 0.602%, due 01/08/20 (2)	1,500,029
1,433,616	NCUA Guaranteed Notes (11-R2-1A), 0.552%, due 02/06/20 (2)	1,439,213

	Total Residential Mortgage-Backed Securities — Agency (Cost: $298,113,249)	304,785,650

	Residential Mortgage-Backed Securities — Non-Agency (7.3%)
1,684,031	Argent Securities, Inc. (05-W2-A2B1), 0.352%, due 10/25/35 (2)	1,680,404
1,500,328	Asset-Backed Funding Certificates (05-WMC1-M1), 0.812%, due 06/25/35 (2)	1,477,785
3,282,723	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 0.662%, due 07/25/35 (2)	3,249,787
708,911	Banc of America Funding Corp. (06-G-2A3), 0.322%, due 07/20/36 (2)	708,330
2,385,946	Carrington Mortgage Loan Trust (05-NC5-A2), 0.472%, due 10/25/35 (2)	2,371,601
1,190,470	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (2)	1,202,608
1,726,911	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (2)	1,771,210
720,417	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35 (5)	583,154
2,152,979	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	2,316,374

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$4,606,322	Countrywide Asset-Backed Certificates (05-11-MV1), 0.624%, due 02/25/36 (2)	$4,584,681
89,537	Countrywide Asset-Backed Certificates (05-4-MV1), 0.614%, due 10/25/35 (2)	89,717
626,266	Countrywide Home Loans Mortgage Pass-Through Trust (07-J3-A1), 0.652%, due 07/25/37 (2)(5)	442,945
28,395	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	30,426
728,582	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF8-A2D), 0.532%, due 09/25/35 (2)	724,982
2,405,440	GSAA Trust (05-3-M1), 0.829%, due 12/25/34 (2)	2,367,087
845,000	GSAMP Trust (05-HE5-M1), 0.782%, due 11/25/35 (2)	800,580
2,452,253	HSBC Home Equity Loan Trust USA (07-1-AM), 0.392%, due 03/20/36 (2)	2,435,820
542,046	HSBC Home Equity Loan Trust USA (07-2-AM), 0.392%, due 07/20/36 (2)	535,966
2,969,392	HSBC Home Equity Loan Trust USA (07-3-APT), 1.352%, due 11/20/36 (2)	2,983,544
2,299,558	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.342%, due 12/25/35 (2)	2,251,071
1,689,477	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.392%, due 04/25/35 (2)	1,557,295
4,750,165	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 0.602%, due 06/25/35 (2)	4,719,445
589,171	MASTR Asset-Backed Securities Trust (05-WF1-A2D), 0.522%, due 06/25/35 (2)	585,031
2,084,240	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	2,513,641
2,429,906	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.067%, due 07/25/34 (2)	2,422,709
525,741	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.694%, due 04/25/34 (2)	535,129
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 0.852%, due 03/25/35 (2)	2,253,474
4,400,000	New Century Home Equity Loan Trust (05-2-M1), 0.582%, due 06/25/35 (2)	4,344,394
4,903,290	New Century Home Equity Loan Trust (05-3-M1), 0.632%, due 07/25/35 (2)	4,883,397
7,107,984	New Century Home Equity Loan Trust (05-3-M2), 0.642%, due 07/25/35 (2)	6,739,532
3,887,509	New Century Home Equity Loan Trust (05-4-A2C), 0.522%, due 09/25/35 (2)	3,852,170
99,476	Park Place Securities, Inc. (04-MHQ1-M1), 1.202%, due 12/25/34 (2)	99,824
2,432,062	Park Place Securities, Inc. (04-WWF1-M2), 1.172%, due 12/25/34 (2)	2,403,505
3,339,341	Park Place Securities, Inc. (05-WCH1-M2), 0.672%, due 01/25/36 (2)	3,327,499
4,991,888	Park Place Securities, Inc. (05-WHQ2-A1B), 0.422%, due 05/25/35 (2)	4,969,023
1,146,130	Structured Asset Securities Corp. (03-34A-5A4), 2.415%, due 11/25/33 (2)	1,167,810
2,855,065	Structured Asset Securities Corp. (05-GEL4-M1), 0.674%, due 08/25/35 (2)	2,824,919
1,623,152	Structured Asset Securities Corp. (05-WF4-A4), 0.512%, due 11/25/35 (2)	1,621,118
403,472	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (5)	366,504
2,655,003	Wells Fargo Home Equity Trust (05-2-M1), 0.552%, due 08/25/35 (2)	2,648,865

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $81,934,560)	86,443,356

	U.S. Government Agency Obligations (3.3%)
7,040,000	Federal Farm Credit Banks Funding Corp., 0.14%, due 09/19/14 (2)(3)	7,040,649
5,860,000	Federal Farm Credit Banks Funding Corp., 0.173%, due 09/14/16 (2)	5,861,735
6,475,000	Federal Home Loan Bank, 0.55%, due 06/03/16 (3)	6,475,764
6,050,000	Federal Home Loan Bank, 0.75%, due 05/26/28 (3)	5,992,998
8,090,000	Federal National Mortgage Association, 0.36%, due 06/23/14 (2)	8,093,307
5,045,000	Federal National Mortgage Association, 0.5%, due 10/22/15 (3)	5,058,993

	Total U.S. Government Agency Obligations (Cost: $38,541,298)	38,523,446

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	U.S. Treasury Securities (21.1%)
$34,620,000	U.S. Treasury Bond, 3.625%, due 02/15/44	$35,696,474
125,908	U.S. Treasury Inflation Indexed Bond, 1.375%, due 02/15/44 (6)	133,021
18,367,163	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/16 (6)	18,903,833
16,443,940	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/17 (6)	16,969,373
2,711,492	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/18 (6)	2,786,223
6,472,359	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (6)	6,595,994
21,389,573	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (6)	21,696,214
3,175,737	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/16 (6)	3,369,010
8,000,000	U.S. Treasury Note, 0.375%, due 01/15/16	8,010,936
5,660,000	U.S. Treasury Note, 0.75%, due 01/15/17	5,660,662
47,770,000	U.S. Treasury Note, 1.625%, due 03/31/19	47,686,041
8,700,000	U.S. Treasury Note, 2.125%, due 01/31/21	8,665,339
72,585,000	U.S. Treasury Note, 2.75%, due 02/15/24	73,225,780

	Total U.S. Treasury Securities (Cost: $248,211,495)	249,398,900

	Total Fixed Income Securities (Cost: $1,121,755,533) (96.7%)	1,144,737,636

Number of Shares	Money Market Investments
12,050,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (7)	12,050,000
11,894,000	DWS Money Market Series — Institutional Shares, 0.06% (7)	11,894,000

	Total Money Market Investments (Cost: $23,944,000) (2.0%)	23,944,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (Cost: $6,000,000) (0.5%)
	Banks (0.5%)
$6,000,000	Credit Suisse/New York (Switzerland), 0.556%, due 08/24/15 (2)	5,996,124

	Commercial Paper (1.6%)
	Banks (0.7%)
8,025,000	Macquarie Bank, Ltd. (Australia), 0.203%, due 05/27/14 (8)	8,023,841

	Electric (0.9%)
5,275,000	National Rural Utilities Cooperative Finance Corp., 0.08%, due 05/15/14 (8)	5,274,836
6,000,000	National Rural Utilities Cooperative Finance Corp., 0.09%, due 05/15/14 (8)	5,999,790

	Total Commercial Paper (Cost: $19,298,467)	19,298,467

	Discount Notes (7.2%)
11,000,000	Federal Agricultural Mortgage Corp. Discount Note, 0.06%, due 06/30/14 (8)	10,999,450
10,050,000	Federal Home Loan Bank Discount Note, 0.06%, due 05/30/14 (3)(8)	10,049,490
35,000,000	Federal Home Loan Bank Discount Note, 0.055%, due 07/30/14 (8)	34,996,500
10,000,000	Federal Home Loan Bank Discount Note, 0.06%, due 07/16/14 (8)	9,999,159
7,730,000	Federal Home Loan Bank Discount Note, 0.073%, due 06/06/14 (8)	7,729,436

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2014

Principal Amount	Short-Term Investments

	Discount Notes (Continued)
$12,000,000	Federal Home Loan Bank Discount Note, 0.075%, due 06/06/14 (8)	$11,999,100

	Total Discount Notes (Cost: $85,770,846)	85,773,135

	Repurchase Agreement (3.0%)
10,236,087	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $11,240,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22 valued at $10,444,894) (Total Amount to be Received Upon Repurchase $10,236,087)	10,236,087
25,000,000	The Royal Bank of Scotland PLC, 0.05%, due 05/06/14 (collateralized by $27,210,000 U.S. Treasury Note, 1.75%, due 05/15/23, valued at $25,500,255) (Total Amount to be Received Upon Repurchase $25,000,243)	25,000,000

	Total Repurchase Agreement (Cost: $35,236,087)	35,236,087

	Total Short-Term Investments (Cost: $146,305,400) (12.3%)	146,303,813

	Total Investments (Cost: $1,292,004,933) (111.0%)	1,314,985,449
	Liabilities in Excess of Other Assets (-11.0%)	(130,401,169)

	Net Assets (100.0%)	$1,184,584,280

Notes to the Schedule of Investments:

ACES - Alternative Credit Enhancement Securities.

CLO - Collateralized Loan Obligation.

EETC - Enhanced Equipment Trust Certificate.

I/F - Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O - Interest Only Security.

PAC - Planned Amortization Class.

REIT - Real Estate Investment Trust.

TAC - Target Amortization Class.

TBA - To be Announced.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $104,295,882 or 8.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2014.
(3)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2)
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(6)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(7)	Rate disclosed, the 7-day net yield, is as of April 30, 2014.
(8)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Airlines	0.7%
Asset-Backed Securities	7.1
Auto Manufacturers	0.1
Banks	6.2
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	5.2
Commercial Mortgage-Backed Securities — Non-Agency	4.0
Commercial Services	0.5
Diversified Financial Services	1.3
Electric	1.3
Energy-Alternate Sources	0.2
Engineering & Construction	0.3
Environmental Control	0.0	*
Food	0.0	*
Foreign Government Bonds	0.5
Gas	0.3
Healthcare-Products	0.0	*
Healthcare-Services	1.7
Insurance	1.9
Iron & Steel	0.0	*
Media	0.0	*
Mining	0.2
Municipal Bonds	1.9
Oil & Gas	0.0	*
Pharmaceuticals	0.0	*
Pipelines	1.9
REIT	3.2
Real Estate	0.2
Residential Mortgage-Backed Securities — Agency	25.7
Residential Mortgage-Backed Securities — Non-Agency	7.3
Telecommunications	0.6
U.S. Government Agency Obligations	3.3
U.S. Treasury Securities	21.1
Money Market Investments	2.0
Short-Term Investments	12.3

Total	111.0%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (1.2% of Net Assets)
$19,286	Educational Services of America, Inc. (12-2-A), (144A), 0.882%, due 04/25/39 (1)(2)	$19,457
12,467	Goal Capital Funding Trust (06-1-A3), 0.355%, due 11/25/26 (2)	12,360
8,468	Nelnet Student Loan Trust (12-5A-A), (144A), 0.752%, due 10/27/36 (1)(2)	8,510
7,803	Scholar Funding Trust (11-A-A), (144A), 1.128%, due 10/28/43 (1)(2)	7,845

	Total Asset-Backed Securities (Cost: $48,071)	48,172

	Commercial Mortgage-Backed Securities — Agency (Cost: $8,805) (0.2%)
8,783	Government National Mortgage Association (10-96-A), 2.207%, due 09/16/39	8,905

	Commercial Mortgage-Backed Securities — Non-Agency (4.6%)
14,656	Banc of America Commercial Mortgage Trust (06-5-A2), 5.317%, due 09/10/47	14,735
2,295	Bear Stearns Commercial Mortgage Securities Trust (04-PWR4-A3), 5.468%, due 06/11/41 (2)	2,296
19,212	Bear Stearns Commercial Mortgage Securities Trust (07-PW16-AAB), 5.896%, due 06/11/40 (2)	19,890
19,887	Commercial Mortgage Pass-Through Certificates (05-C6-A5A), 5.116%, due 06/10/44 (2)	20,695
12,410	Credit Suisse Commercial Mortgage Trust (06-C1-AAB), 5.644%, due 02/15/39 (2)	12,601
5,058	JPMorgan Chase Commercial Mortgage Securities Trust (05-CB11-ASB), 5.201%, due 08/12/37 (2)	5,067
20,000	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A4), 4.738%, due 07/15/42	20,623
16,284	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP7-ASB), 6.025%, due 04/15/45 (2)	16,856
11,182	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD12-ASB), 5.833%, due 02/15/51 (2)	11,900
11,647	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	11,763
32,447	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	33,802
15,878	Wachovia Bank Commercial Mortgage Trust (06-C26-APB), 5.997%, due 06/15/45	16,618

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $190,030)	186,846

	Residential Mortgage-Backed Securities — Agency (3.0%)
19,442	Federal Home Loan Mortgage Corp. (3346-FA), 0.382%, due 02/15/19 (2)	19,464
15,442	Federal Home Loan Mortgage Corp. (242-F29), 0.402%, due 11/15/36 (2)	15,433
18,810	Federal National Mortgage Association (01-70-OF), 1.102%, due 10/25/31 (2)	19,172
32,689	Federal National Mortgage Association (05-W3-2AF), 0.372%, due 03/25/45 (2)	32,645
11,524	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	11,795
9,895	Federal National Mortgage Association (93-247-FM), 1.909%, due 12/25/23 (2)	10,163
13,622	NCUA Guaranteed Notes (11-R6-1A), 0.532%, due 05/07/20 (2)(3)	13,640

	Total Residential Mortgage-Backed Securities — Agency (Cost: $120,185)	122,312

	Residential Mortgage-Backed Securities — Non-Agency (15.0%)
18,121	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	19,580
17,792	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	18,334
4,856	Banc of America Funding Corp. (06-G-2A3), 0.322%, due 07/20/36 (2)	4,852
11,441	Bear Stearns Alt-A Trust (04-13-A1), 0.892%, due 11/25/34 (2)	11,367
9,209	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.552%, due 08/25/43 (2)	9,112
26,133	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	27,180
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.28%, due 01/25/35	60,347
27,306	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	29,265
17,827	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.174%, due 11/25/33 (2)	16,856

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$42,587	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 4.875%, due 07/25/35	$43,930
19,329	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.152%, due 08/25/34 (2)	19,384
15,865	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.602%, due 10/25/34 (2)	15,893
70,075	JPMorgan Mortgage Trust (05-A6-7A1), 2.745%, due 08/25/35 (2)(4)	66,843
47,551	MASTR Seasoned Securitization Trust (04-1-4A1), 2.582%, due 10/25/32 (2)	47,786
43,092	MASTR Seasoned Securitization Trust (05-1-4A1), 2.402%, due 10/25/32 (2)	43,619
38,441	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	42,017
18,089	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.602%, due 07/25/34 (2)	17,478
32,164	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	33,860
15,103	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	15,247
33,668	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	34,271
2,928	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.492%, due 05/25/35 (2)	2,921
25,023	Wells Fargo Mortgage-Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	25,681

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $550,207)	605,823

	Corporate Bonds (19.8%)
	Airlines (3.9%)
92,378	Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 05/01/22 (EETC)	106,755
52,681	JetBlue Airways Corp. Pass-Through Certificates, (04-2-G1), 0.611%, due 02/15/18 (EETC) (2)	51,522

	Total Airlines (Cost: $147,416)	158,277

	Banks (6.2%)
10,000	Bank of America Corp., 5.625%, due 10/14/16	11,022
80,000	Bank of America N.A., 0.513%, due 06/15/16 (2)	79,300
7,000	Citigroup, Inc., 0.785%, due 08/25/36 (2)	5,561
75,000	Citigroup, Inc., 1.936%, due 05/15/18 (2)	77,826
75,000	JPMorgan Chase Bank N.A., 0.563%, due 06/13/16 (2)	74,695

	Total Banks (Cost: $242,011)	248,404

	Diversified Financial Services (2.2%)
60,000	General Electric Capital Corp., 0.616%, due 05/05/26 (2)	54,593
35,000	Macquarie Group, Ltd. (Australia), (144A), 7.3%, due 08/01/14 (1)	35,556

	Total Diversified Financial Services (Cost: $80,842)	90,149

	Electric (Cost: $25,059) (0.6%)
25,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	25,215

	Insurance (3.5%)
70,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (1)	70,703
70,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (1)(2)	71,575

	Total Insurance (Cost: $137,884)	142,278

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	REIT (3.4%)
$35,000	HCP, Inc., 3.75%, due 02/01/19	$37,192
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	77,502
20,000	Kimco Realty Corp., 4.82%, due 06/01/14	20,063

	Total REIT (Cost: $130,212)	134,757

	Total Corporate Bonds (Cost: $763,424) (19.8%)	799,080

	Municipal Bond (Cost: $75,109) (1.9%)
75,000	State of Illinois, General Obligation, 4.511%, due 03/01/15	77,369

	U.S. Government Agency Obligation (Cost: $20,000) (0.5%)
20,000	Federal Farm Credit Banks, 0.207%, due 02/27/17 (2)	20,027

	Total Fixed Income Securities (Cost: $1,775,831) (46.2%)	1,868,534

Number of Shares	Money Market Investments
9,000	BlackRock Liquidity Funds TempFund Portfolio, 0.03% (5)	9,000
36,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (5)	36,000
6,000	DWS Money Market Series — Institutional Shares, 0.06% (5)	6,000
14,500	JPMorgan Prime Money Market Fund — Institutional Class, 0.01% (5)	14,500

	Total Money Market Investments (Cost: $65,500) (1.6%)	65,500

Principal Amount	Short-Term Investments
	Discount Notes (46.2%)
$350,000	Federal Home Loan Bank Discount Note, 0.045%, due 05/19/14 (6)	349,992
110,000	Federal Home Loan Bank Discount Note, 0.045%, due 05/07/14 (6)	109,999
195,000	Federal Home Loan Bank Discount Note, 0.065%, due 05/16/14 (3)(6)	194,995
140,000	Federal Home Loan Bank Discount Note, 0.07%, due 07/25/14 (3)(6)	139,987
105,000	Federal Home Loan Bank Discount Note, 0.075%, due 05/16/14 (6)	104,997
100,000	Federal Home Loan Mortgage Corp. Discount Note, 0.06%, due 08/11/14 (6)	99,989
5,000	Federal Home Loan Mortgage Corp. Discount Note, 0.07%, due 08/01/14 (3)(6)	5,000
25,000	Federal Home Loan Mortgage Corp. Discount Note, 0.07%, due 06/10/14 (6)	24,998
20,000	Federal Home Loan Mortgage Corp. Discount Note, 0.077%, due 06/20/14 (6)	19,998
50,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 06/05/14 (3)(6)	49,996
70,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 07/11/14 (3)(6)	69,994
90,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 05/05/14 (3)(6)	89,999
75,000	Federal Home Loan Mortgage Corp. Discount Note, 0.09%, due 05/28/14 (3)(6)	74,995
40,000	Federal Home Loan Mortgage Corp. Discount Note, 0.09%, due 07/07/14 (3)(6)	39,997
95,000	Federal National Mortgage Association Discount Note, 0.07%, due 05/01/14(6)	95,000
165,000	Federal National Mortgage Association Discount Note, 0.07%, due 07/30/14 (3)(6)	164,984
35,000	Federal National Mortgage Association Discount Note, 0.08%, due 07/09/14 (6)	34,997
55,000	Federal National Mortgage Association Discount Note, 0.08%, due 07/14/14 (3)(6)	54,996

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

	Discount Notes (Continued)
$35,000	Federal National Mortgage Association Discount Note, 0.09%, due 07/09/14 (6)	$34,997
105,000	Federal National Mortgage Association Discount Note, 0.09%, due 07/16/14 (3)(6)	104,991

	Total Discount Notes (Cost: $1,864,841)	1,864,901

	Repurchase Agreement (Cost: $118,931) (2.9%)
118,931	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $130,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $122,058) (Total Amount to be Received Upon Repurchase $118,931)	118,931

	Time Deposit (Cost: $23,309) (0.6%)
23,309	State Street Euro Dollar Time Deposit, Inc., 0.01%, due 05/01/14 (3)	23,309

	Total Short-Term Investments (Cost: $2,007,081) (49.7%)	2,007,141

	Total Investments (Cost: $3,848,412) (97.5%)	3,941,175
	Excess of Other Assets over Liabilities (2.5%)	100,072

	Net Assets (100.0%)	$4,041,247

Total Return Swaps (3)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$ 2,421,321	5/20/14	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills	Credit Suisse Custom 24 Total Return Index	$2,443	$—	$2,443
1,611,113	5/20/14	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills	Citi Custom CIVICS H Index	1,521	—	1,521

					$3,964	$—	$3,964

Notes to the Consolidated Schedule of Investments:

EETC - Enhanced Equipment Trust Certificate.

OTC - Over-the Counter.

REIT - Real Estate Investment Trust.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $213,646 or 5.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2014.
(3)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(5)	Rate disclosed, the 7-day net yield, is as of April 30, 2014.
(6)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Airlines	3.9%
Asset-Backed Securities	1.2
Banks	6.2
Commercial Mortgage-Backed Securities — Agency	0.2
Commercial Mortgage-Backed Securities — Non-Agency	4.6
Diversified Financial Services	2.2
Electric	0.6
Insurance	3.5
Municipal Bond	1.9
REIT	3.4
Residential Mortgage-Backed Securities — Agency	3.0
Residential Mortgage-Backed Securities — Non-Agency	15.0
U.S. Government Agency Obligation	0.5
Money Market Investments	1.6
Short-Term Investments	49.7

Total	97.5%

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)

Principal Amount		Fixed Income Securities	Value

		Corporate Bonds (12.9% of Net Assets)
		Airlines (2.1%)
	$194,080	American Airlines, Inc. Pass-Through Trust, (13-2-A), (144A), 4.95%, due 07/15/24 (EETC) (1)	$209,121
	87,137	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	102,168
	20,158	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	22,880

		Total Airlines	334,169

		Banks (7.3%)
	45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18 (2)	63,642
	250,000	Bank of America N.A., 6.1%, due 06/15/17	282,449
	200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22 (1)	223,500
	300,000	Chase Capital VI, 0.85%, due 08/01/28 (3)	261,000
	110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	125,110
	40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (1)	45,521
	100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	106,156
	50,000	Royal Bank of Scotland PLC (The) (United Kingdom), 5.625%, due 08/24/20	56,851

		Total Banks	1,164,229

		Diversified Financial Services (1.0%)
	200,000	General Electric Capital Corp., 0.716%, due 08/15/36 (3)	166,628

		Insurance (1.1%)
	100,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(3)	110,901
	65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(3)	70,281

		Total Insurance	181,182

		REIT (1.4%)
	100,000	HCP, Inc., 3.75%, due 02/01/19	106,261
	100,000	SL Green Realty Corp., 5%, due 08/15/18	108,700

		Total REIT	214,961

		Total Corporate Bonds (Cost: $1,768,756) (12.9%)	2,061,169

		Foreign Government Bonds (39.9%)
EUR	360,000	Bundesrepublik Deutschland (Germany), 2.25%, due 09/04/21 (4)	542,744
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20 (1)	417,041
EUR	265,000	France Government Bond OAT, 3.25%, due 10/25/21 (4)	415,468
EUR	150,000	Ireland Government Bond, 4.5%, due 10/18/18 (4)	238,666
ILS	880,000	Israel Government Bond, 5.5%, due 01/31/22	300,280
EUR	400,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	622,305
JPY	83,000,000	Japan Government Ten-Year Bond, 1%, due 09/20/21 (4)	848,162
JPY	15,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	157,317
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21	245,904

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2014

Principal Amount		Fixed Income Securities	Value

		Foreign Government Bonds (Continued)
EUR	110,000	Portugal Obrigacoes do Tesouro OT, (144A), 5.65%, due 02/15/24 (1)	$177,854
EUR	200,000	Romanian Government International Bond, (Reg. S), 4.875%, due 11/07/19 (2)	309,783
SGD	350,000	Singapore Government Bond, 2.5%, due 06/01/19 (4)	293,258
	$250,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (1)	267,188
EUR	315,000	Spain Government Bond, 5.5%, due 04/30/21	526,976
EUR	53,000	Spain Government Bond, (144A), 4.4%, due 10/31/23 (1)	82,334
SEK	1,500,000	Sweden Government Bond, 3.5%, due 06/01/22	259,667
GBP	365,000	United Kingdom Gilt, 3.75%, due 09/07/21 (4)	675,849

		Total Foreign Government Bonds (Cost: $6,225,522)	6,380,796

		Asset-Backed Securities (3.6%)
	$100,000	CIFC Funding, Ltd. (12-2A-A1L), (144A), 1.636%, due 12/05/24 (1)(3)	99,819
	55,000	Educational Funding of the South, Inc. (11-1-A2), 0.879%, due 04/25/35 (3)	54,877
	58,967	GE Business Loan Trust (04-2A-A), (144A), 0.372%, due 12/15/32 (1)(3)	56,955
	49,182	Iowa Student Loan Liquidity Corp. (11-1-A), 1.483%, due 06/25/42 (3)	50,381
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.5%, due 02/25/36 (1)(3)	89,126
	50,000	SLM Student Loan Trust (07-3-A4), 0.289%, due 01/25/22 (3)	48,335
	50,000	SLM Student Loan Trust (11-2-A2), 1.352%, due 10/25/34 (3)	52,086
	87,004	Spirit Master Funding LLC (05-1-A1), (144A), 5.05%, due 07/20/23 (1)	89,179
	50,000	Student Loan Consolidation Center (02-2-B2), (144A), 0%, due 07/01/42 (1)(3)	38,618

		Total Asset-Backed Securities (Cost: $552,823)	579,376

		Commercial Mortgage-Backed Securities — Agency (Cost: $112,924) (0.7%)
	112,782	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23	109,322

		Commercial Mortgage-Backed Securities — Non-Agency (1.3%)
	100,817	Banc of America Re-REMIC Trust (10-UB4-A4A), (144A), 5.034%, due 12/20/41 (1)(3)	102,907
	102,187	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	111,237

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $214,436)	214,144

		Residential Mortgage-Backed Securities — Agency (13.9%)
	38,008	Federal Home Loan Mortgage Corp. (2990-ND), 16.504%, due 12/15/34 (I/F) (PAC) (3)(4)	47,330
	238,924	Federal Home Loan Mortgage Corp. (3439-SC), 5.748%, due 04/15/38 (I/O) (I/F) (3)	30,616
	273,535	Federal National Mortgage Association (07-52-LS), 5.898%, due 06/25/37 (I/O) (I/F) (3)	34,491
	255,326	Federal National Mortgage Association (08-18-SM), 6.848%, due 03/25/38 (I/O) (I/F) (3)	37,919
	175,863	Federal National Mortgage Association (09-115-SB), 6.098%, due 01/25/40 (I/O) (I/F) (3)	24,764
	343,711	Federal National Mortgage Association (10-116-SE), 6.448%, due 10/25/40 (I/O) (3)(4)	60,762
	118,826	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O)	3,577
	228,530	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	232,877
	239,495	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (4)	244,463

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$92,020	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	$92,646
120,221	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33	121,109
107,150	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	111,180
180,000	Federal National Mortgage Association TBA, 2.5% (5)	181,181
45,000	Federal National Mortgage Association TBA, 3% (5)	46,452
75,000	Federal National Mortgage Association TBA, 3% (5)	73,101
425,000	Federal National Mortgage Association TBA, 3.5% (5)	431,475
210,000	Federal National Mortgage Association TBA, 4% (5)	220,082
50,000	Federal National Mortgage Association TBA, 4.5% (5)	53,695
172,246	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC) (4)	42,692
489,665	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	68,508
521,849	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	63,293

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,214,190)	2,222,213

	Residential Mortgage-Backed Securities — Non-Agency (7.5%)
151,836	American Home Mortgage Investment Trust (07-1-GA1C), 0.342%, due 05/25/47 (3)	108,285
158,879	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.583%, due 10/25/35 (3)	140,783
73,816	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	79,419
256,648	Lehman XS Trust (06-9-A1B), 0.312%, due 05/25/46 (3)(6)	208,246
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.482%, due 04/25/37 (3)	198,205
193,710	Novastar Home Equity Loan (06-2-A2C), 0.302%, due 06/25/36 (3)	109,809
166,874	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.379%, due 12/25/34 (3)	165,645
261,967	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 1.908%, due 05/25/36 (3)	179,429

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $850,668)	1,189,821

	U.S. Government Agency Obligations (1.0%)
80,000	Federal Farm Credit Banks, 0.173%, due 09/14/16 (3)	80,024
80,000	Federal Farm Credit Banks, 0.201%, due 04/17/17 (3)	80,086

	Total U.S. Government Agency Obligations (Cost: $159,980)	160,110

	U.S. Treasury Securities (6.6%)
385,000	U.S. Treasury Bond, 3.625%, due 02/15/44	396,971
45,000	U.S. Treasury Note, 2.125%, due 01/31/21	44,821
610,000	U.S. Treasury Note, 2.75%, due 02/15/24	615,385

	Total U.S. Treasury Securities (Cost: $1,048,767)	1,057,177

	Total Fixed Income Securities (Cost: $13,148,066) (87.4%)	13,974,128

Number of Shares	Money Market Investments
157,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (7)	157,000
157,000	DWS Money Market Series — Institutional Shares, 0.06% (7)	157,000

	Total Money Market Investments (Cost: $314,000) (2.0%)	314,000

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2014

Principal Amount	Short-Term Investments

	Certificate of Deposit (Cost: $70,000) (0.4%)
	Banks (0.4%)
$70,000	Credit Suisse/New York (Switzerland), 0.556%, due 08/24/15 (3)	$69,955

	Commercial Paper (Cost: $149,985) (0.9%)
	Electric (0.9%)
150,000	National Rural Utilities Cooperative Finance Corp., 0.038%, due 06/10/14 (8)	149,985

	Discount Notes (12.5%)
300,000	Federal Home Loan Bank Discount Note, 0.055%, due 07/25/14 (8)	299,972
360,000	Federal Home Loan Bank Discount Note, 0.06%, due 07/25/14 (8)	359,966
970,000	Federal Home Loan Bank Discount Note, 0.055%, due 07/30/14 (8)	969,903
365,000	Federal Home Loan Bank Discount Note, 0.045%, due 05/07/14 (8)	364,997

	Total Discount Notes (Cost: $1,994,774)	1,994,838

	Repurchase Agreement (Cost: $328,861) (2.1%)
328,861	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $360,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $338,005) (Total Amount to be Received Upon Repurchase $328,861)	328,861

	U.S. Treasury Security (Cost: $10,999) (0.1%)
11,000	U.S. Treasury Bill, 0.028%, due 08/14/14 (8)	10,999

	Total Short-Term Investments (Cost: $2,554,619) (16.0%)	2,554,638

	Total Investments (Cost: $16,016,685) (105.4%)	16,842,766
	Liabilities in Excess of Other Assets (-5.4%)	(858,004)

	Total Net Assets (100.0%)	$15,984,762

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation
BUY (9)
Commonwealth Bank of Australia	EUR	820,000	07/18/14	$1,126,282	$1,136,783	$10,501
JPMorgan Securities Inc.	JPY	86,800,000	07/18/14	842,556	850,117	7,561
JPMorgan Securities Inc.	KRW	170,000,000	07/18/14	160,199	163,900	3,701

				$2,129,037	$2,150,800	$21,763

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

CAD - Canadian	Dollar.
EUR - Euro	Currency.
GBP - British	Pound Sterling.
ILS - Israeli	Shekel.
JPY - Japanese	Yen.
KRW - South	Korean Won.
NOK - Norwegian	Krona.
SEK - Swedish	Krona.
SGD - Singapore	Dollar.
EETC - Enhanced	Equipment Trust Certificate.
I/F - Inverse	Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - Interest	Only Security.
PAC - Planned	Amortization Class.
REIT - Real	Estate Investment Trust.
TBA - To	be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $2,080,345 or 13.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2014, the value of these securities amounted to $373,425 or 2.3% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2014.
(4)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2)
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(7)	Rate disclosed, the 7-day net yield, is as of April 30, 2014.
(8)	Rate shown represents yield-to-maturity.
(9)	Fund buys foreign currency, sells U.S. Dollar.

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Airlines	2.1%
Asset-Backed Securities	3.6
Banks	7.3
Commercial Mortgage-Backed Securities — Agency	0.7
Commercial Mortgage-Backed Securities — Non-Agency	1.3
Diversified Financial Services	1.0
Foreign Government Bonds	39.9
Insurance	1.1
REIT	1.4
Residential Mortgage-Backed Securities — Agency	13.9
Residential Mortgage-Backed Securities — Non-Agency	7.5
U.S. Government Agency Obligations	1.0
U.S. Treasury Securities	6.6
Money Market Investments	2.0
Short-Term Investments	16.0

Total	105.4%

Investments by Country (Unaudited)

Country	Percentage of Net Assets
Canada	2.6%
France	2.6
Germany	3.4
Ireland	1.5
Israel	1.9
Italy	3.9
Japan	6.3
Mexico	1.4
Netherlands	0.7
Norway	1.6
Portugal	1.1
Romania	1.9
Singapore	1.8
Slovenia	1.7
Spain	3.8
Sweden	1.6
Switzerland	0.4
United Kingdom	5.2
United States	62.0

Total	105.4%

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value

	Bank Loans (6.5% of Net Assets)
	Auto Manufacturers (0.7%)
$250,000	Navistar International Corp., Term Loan B, 5.487%, due 08/17/17 (1)	$254,479

	Auto Parts & Equipment (0.9%)
300,000	Schaeffler AG (Germany), Term Loan C, 4.384%, due 01/27/17 (1)	301,182

	Coal (0.3%)
100,000	Murray Energy Corp., First Lien Term Loan, 6.042%, due 12/21/19 (1)	100,975

	Electric (2.5%)
465,815	La Frontera Generation LLC, Term Loan, 5.586%, due 09/30/20 (1)	466,456
271,563	Topaz Power Holdings LLC, Term Loan, 6.607%, due 02/26/20 (1)	266,199
119,700	Utility Services Associates, Inc., Term Loan B, 7.548%, due 09/30/20 (1)	120,448

	Total Electric	853,103

	Healthcare-Services (0.7%)
250,000	Regionalcare Hospital Partners, First Lien Term Loan, 6.971%, due 04/19/19 (1)(2)	249,220

	Software (1.4%)
500,000	First Data Corp., First Lien Extended Term Loan, 5.046%, due 03/23/18 (1)	500,105

	Total Bank Loans (Cost: $2,208,871)	2,259,064

	Corporate Bonds (83.6%)
	Airlines (3.6%)
485,355	American Airlines, Inc. Pass-Through Trust, (13-1-B), (144A), 5.625%, due 01/15/21 (EETC) (3)	506,590
194,080	American Airlines, Inc. Pass-Through Trust, (13-2-A), (144A), 4.95%, due 07/15/24 (EETC) (3)	209,121
197,195	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	220,797
277,254	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	325,080

	Total Airlines	1,261,588

	Auto Parts & Equipment (0.2%)
45,000	Schaeffler Finance BV (Germany), (144A), 8.5%, due 02/15/19 (3)	50,625

	Banks (3.8%)
125,000	Ally Financial, Inc., 7.5%, due 09/15/20	148,594
400,000	Citigroup, Inc., 0.785%, due 08/25/36 (4)	317,761
980,000	JPMorgan Chase Capital XIII, 1.184%, due 09/30/34 (4)	842,800

	Total Banks	1,309,155

	Chemicals (0.2%)
75,000	Momentive Performance Materials, Inc., 8.875%, due 10/15/20	81,469

	Coal (3.0%)
250,000	Arch Coal, Inc., (144A), 8%, due 01/15/19 (3)	250,625
375,000	Peabody Energy Corp., 4.75%, due 12/15/66 (Convertible Bond)	298,828

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Coal (Continued)
$40,000	Walter Energy, Inc., 8.5%, due 04/15/21	$24,000
160,000	Walter Energy, Inc., (144A), 9.5%, due 10/15/19 (3)	163,400
240,000	Walter Energy, Inc., 9.875%, due 12/15/20	159,600
170,000	Walter Energy, Inc., (144A), 11%, due 04/01/20 (3)	150,450

	Total Coal	1,046,903

	Commercial Services (1.6%)
480,000	Ceridian Corp., (144A), 8.875%, due 07/15/19 (3)	546,000

	Electric (6.2%)
130,000	AES Corp., 4.875%, due 05/15/23	124,800
70,000	AES Corp., 5.5%, due 03/15/24	70,350
420,000	Astoria Depositor Corp., (144A), 8.144%, due 05/01/21 (3)	441,000
180,000	Calpine Corp., (144A), 6%, due 01/15/22 (3)	191,700
100,000	DPL, Inc., 6.5%, due 10/15/16	109,000
238,000	DPL, Inc., 7.25%, due 10/15/21	256,445
195,000	Dynegy, Inc., 5.875%, due 06/01/23	189,150
150,000	Electricite de France S.A. (France), (144A), 5.25%, due 12/31/49 (3)(4)	153,562
500,000	Gabs Dynegy Danskamm, Series B, 7.67%, due 08/11/16 (5)	—
75,000	GenOn Americas Generation LLC, 8.5%, due 10/01/21	75,188
175,000	Homer City Generation LP, 8.137%, due 10/01/19	183,750
150,000	Homer City Generation LP, 8.734%, due 10/01/26	157,500
194,859	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28	218,242

	Total Electric	2,170,687

	Engineering & Construction (0.4%)
150,000	MasTec, Inc., 4.875%, due 03/15/23	145,125

	Entertainment (0.6%)
200,000	Carmike Cinemas, Inc., 7.375%, due 05/15/19	219,000

	Food (0.9%)
150,000	Post Holdings, Inc., (144A), 6.75%, due 12/01/21 (3)	157,312
130,000	Post Holdings, Inc., 7.375%, due 02/15/22	139,425

	Total Food	296,737

	Gas (1.3%)
250,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16 (3)	270,625
150,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	167,250

	Total Gas	437,875

	Healthcare-Products (0.4%)
120,000	Alere, Inc., 7.25%, due 07/01/18	132,300

	Healthcare-Services (7.3%)
60,000	Amsurg Corp., 5.625%, due 11/30/20	62,250
95,000	CHS/Community Health Systems, Inc., 5.125%, due 08/15/18	100,106

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Healthcare-Services (Continued)
$230,000	CHS/Community Health Systems, Inc., (144A), 5.125%, due 08/01/21 (3)	$235,750
135,000	CHS/Community Health Systems, Inc., (144A), 6.875%, due 02/01/22 (3)	140,569
150,000	CHS/Community Health Systems, Inc., 7.125%, due 07/15/20	161,438
40,000	CHS/Community Health Systems, Inc., 8%, due 11/15/19	44,000
680,000	DaVita, Inc., 5.75%, due 08/15/22	722,500
20,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.625%, due 07/31/19 (3)	21,750
100,000	HCA, Inc., 3.75%, due 03/15/19	100,505
525,000	HCA, Inc., 5.875%, due 03/15/22	564,375
180,000	LifePoint Hospitals, Inc., (144A), 5.5%, due 12/01/21 (3)	188,100
135,000	Tenet Healthcare Corp., 4.5%, due 04/01/21	131,456
40,000	Tenet Healthcare Corp., (144A), 5%, due 03/01/19 (3)	40,275
40,000	Tenet Healthcare Corp., (144A), 6%, due 10/01/20 (3)	42,075

	Total Healthcare-Services	2,555,149

	Holding Companies - Diversified (0.2%)
65,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21 (3)	68,006

	Household Products/Wares (1.5%)
500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	521,875

	Insurance (0.9%)
300,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (3)(4)	306,750

	Iron & Steel (0.8%)
225,000	ArcelorMittal (Luxembourg), 10.35%, due 06/01/19	285,187

	Lodging (0.2%)
70,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., (144A), 5.625%, due 10/15/21 (3)	73,500

	Media (9.3%)
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, due 04/30/20	550,000
155,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., (144A), 6.375%, due 09/15/20 (3)	163,137
580,000	Clear Channel Worldwide Holdings, Inc., 6.5%, due 11/15/22	623,500
625,000	CSC Holdings LLC, 6.75%, due 11/15/21	699,219
310,000	DISH DBS Corp., 6.75%, due 06/01/21	351,075
200,000	Numericable Group SA (France), (144A), 4.875%, due 05/15/19 (2)(3)	203,086
160,000	Sinclair Television Group, Inc., 5.375%, due 04/01/21	159,600
210,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	214,604
225,000	Time, Inc., (144A), 5.75%, due 04/15/22 (3)	225,281
55,000	Townsquare Radio LLC/Townsquare Radio, Inc., (144A), 9%, due 04/01/19 (3)	60,913

	Total Media	3,250,415

	Miscellaneous Manufacturers (0.2%)
75,000	Bombardier, Inc. (Canada), (144A), 6.125%, due 01/15/23 (3)	76,781

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Oil & Gas (15.7%)
$175,000	Approach Resources, Inc., 7%, due 06/15/21	$182,437
95,000	Chaparral Energy, Inc., 8.25%, due 09/01/21	104,263
200,000	Chaparral Energy, Inc., 9.875%, due 10/01/20	227,500
500,000	Chesapeake Energy Corp., 3.467%, due 04/15/19 (4)	506,250
115,000	Cimarex Energy Co., 5.875%, due 05/01/22	125,350
300,000	Concho Resources, Inc., 5.5%, due 04/01/23	313,875
100,000	Continental Resources, Inc., 5%, due 09/15/22	105,688
80,000	Denbury Resources, Inc., 5.5%, due 05/01/22	81,100
110,000	EP Energy LLC/EP Energy Finance, Inc., 9.375%, due 05/01/20	127,600
300,000	MEG Energy Corp., (144A), 6.5%, due 03/15/21(3)	317,250
100,000	MEG Energy Corp., (144A), 7%, due 03/31/24 (3)	106,500
225,000	Newfield Exploration Co., 5.625%, due 07/01/24	234,562
795,000	Pacific Drilling V, Ltd., (144A), 7.25%, due 12/01/17 (3)	854,625
100,000	Plains Exploration & Production Co., 6.125%, due 06/15/19	110,438
325,000	Plains Exploration & Production Co., 6.875%, due 02/15/23	365,625
625,000	QEP Resources, Inc., 5.25%, due 05/01/23	621,875
205,000	Quicksilver Resources, Inc., (144A), 7%, due 06/21/19 (3)(4)	202,566
190,000	SandRidge Energy, Inc., 8.125%, due 10/15/22	206,625
35,000	SM Energy Co., 6.5%, due 11/15/21	37,800
260,000	SM Energy Co., 6.5%, due 01/01/23	281,450
185,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, due 07/01/21	200,262
125,000	Whiting Petroleum Corp., 5%, due 03/15/19	132,500

	Total Oil & Gas	5,446,141

	Packaging & Containers (0.2%)
75,000	Ball Corp., 4%, due 11/15/23	69,750

	Pharmaceuticals (3.4%)
250,000	Salix Pharmaceuticals, Ltd., (144A), 6%, due 01/15/21(3)	269,375
130,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.625%, due 12/01/21 (3)	135,525
280,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.75%, due 08/15/21 (3)	301,700
325,000	VPI Escrow Corp. (Canada), (144A), 6.375%, due 10/15/20 (3)	351,000
110,000	VPII Escrow Corp. (Canada), (144A), 7.5%, due 07/15/21 (3)	123,200

	Total Pharmaceuticals	1,180,800

	Pipelines (5.1%)
350,000	Access Midstream Partners LP/ACMP Finance Corp., 5.875%, due 04/15/21	374,500
225,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., (144A), 6.125%, due 03/01/22 (3)	237,094
30,000	El Paso LLC, 7.75%, due 01/15/32	32,566
316,000	El Paso LLC, 7.8%, due 08/01/31	340,939
120,000	El Paso LLC, 8.05%, due 10/15/30	130,323
455,000	Energy Transfer Partners LP, 3.255%, due 11/01/66 (4)	423,150
160,000	Sabine Pass Liquefaction LLC, 5.625%, due 02/01/21	166,000

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Pipelines (Continued)
$80,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., (144A), 4.25%, due 11/15/23 (3)	$75,000

	Total Pipelines	1,779,572

	Real Estate (0.2%)
75,000	Howard Hughes Corp. (The), (144A), 6.875%, due 10/01/21(3)	81,000

	REIT (0.5%)
70,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	73,325
95,000	Geo Group, Inc. (The), 5.875%, due 01/15/22	98,088

	Total REIT	171,413

	Semiconductors (1.5%)
250,000	Freescale Semiconductor, Inc., (144A), 5%, due 05/15/21 (3)	251,250
250,000	NXP BV/NXP Funding LLC, (144A), 5.75%, due 02/15/21 (3)	265,937

	Total Semiconductors	517,187

	Software (1.3%)
200,000	Audatex North America, Inc., (144A), 6%, due 06/15/21 (3)	215,500
200,000	First Data Corp., (144A), 6.75%, due 11/01/20 (3)	214,500
25,000	First Data Corp., (144A), 8.875%, due 08/15/20 (3)	27,844

	Total Software	457,844

	Telecommunications (13.1%)
360,000	CenturyLink, Inc., 5.8%, due 03/15/22	370,313
500,000	Intelsat Jackson Holdings SA (Luxembourg), 7.25%, due 10/15/20	543,750
197,000	Level 3 Financing, Inc., 7%, due 06/01/20	213,253
275,000	Level 3 Financing, Inc., 8.125%, due 07/01/19	302,156
225,000	Qwest Corp., 7.25%, due 09/15/25	261,257
500,000	Softbank Corp. (Japan), (144A), 4.5%, due 04/15/20 (3)	502,500
425,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18 (3)	518,500
180,000	Sprint Corp., (144A), 7.875%, due 09/15/23 (3)	198,450
155,000	Sprint Nextel Corp., 9.25%, due 04/15/22	189,488
100,000	T-Mobile USA, Inc., 5.25%, due 09/01/18	105,750
200,000	T-Mobile USA, Inc., 6.464%, due 04/28/19	212,750
40,000	T-Mobile USA, Inc., 6.5%, due 01/15/24	42,100
210,000	T-Mobile USA, Inc., 6.542%, due 04/28/20	226,537
30,000	T-Mobile USA, Inc., 6.625%, due 04/01/23	32,250
100,000	T-Mobile USA, Inc., 6.731%, due 04/28/22	108,375
200,000	Virgin Media Secured Finance PLC (United Kingdom), (144A), 5.5%, due 01/15/25 (3)	201,750
200,000	Virgin Media Secured Finance PLC (United Kingdom), 5.25%, due 01/15/21	206,500
250,000	Windstream Corp., 7.75%, due 10/15/20	271,250
50,000	Windstream Corp., 7.875%, due 11/01/17	57,440

	Total Telecommunications	4,564,369

	Total Corporate Bonds (Cost: $28,361,462) (83.6%)	29,103,203

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (3.5%)
$65,000	ARES XXVI CLO, Ltd. (13-1A-B), (144A), 1.977%, due 04/15/25 (3)(4)	$63,828
85,000	Babson CLO, Ltd. (13-IA-B), (144A), 1.828%, due 04/20/25 (3)(4)	83,070
70,000	BlueMountain CLO, Ltd. (13-4A-B1), (144A), 2.139%, due 04/15/25 (3)(4)	69,612
90,000	Cent CLO, Ltd. (13-18A-B1), (144A), 1.776%, due 07/23/25 (3)(4)	88,014
125,000	CIFC Funding, Ltd. (12-2A-A3L), (144A), 3.236%, due 12/05/24 (3)(4)	125,107
75,000	CIFC Funding, Ltd. (13-4A-B1), (144A), 2.084%, due 11/27/24 (3)(4)	74,039
100,000	Dryden XXV Senior Loan Fund (12-25A-C), (144A), 3.227%, due 01/15/25 (3)(4)	100,144
85,000	Dryden XXXI Senior Loan Fund (14-31A-B), (144A), 2.17%, due 04/18/26 (3)(4)	84,144
75,000	Galaxy CLO, Ltd. (12-14A-C1), (144A), 3.336%, due 11/15/24 (3)(4)	75,299
85,000	Goldentree Loan Opportunities VIII, Ltd. (14-8A-B1), (144A), 2.259%, due 04/19/26 (3)(4)	84,814
70,000	Highbridge Loan Management (3A-2014-A2), (144A), 2.071%, due 01/18/25 (3)(4)	69,115
100,000	LCM XII LP (12A-D), (144A), 4.728%, due 10/19/22 (3)(4)	100,304
100,000	Oak Hill Credit Partners (12-7A-C1), (144A), 3.485%, due 11/20/23 (3)(4)	100,203
100,000	Sound Point CLO, Ltd. (12-1A-C), (144A), 3.528%, due 10/20/23 (3)(4)	100,091

	Total Asset-Backed Securities (Cost: $1,198,893)	1,217,784

	Total Fixed Income Securities (Cost: $31,769,226) (93.6%)	32,580,051

Number of Shares	Common Stock
	Electric (Cost: $286,731) (0.6%)
8,337	Dynegy, Inc. (6)	237,188

	Money Market Investments
19,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (7)	19,000

	Total Money Market Investments (Cost: $19,000) (0.1%)	19,000

Principal Amount	Short-Term Investments
	Discount Notes (4.9%)
$1,525,000	Federal Home Loan Bank Discount Note, 0.063%, due 06/27/14 (8)(9)	1,524,850
185,000	Federal National Mortgage Association Discount Note, 0.09%, due 07/16/14 (8)	184,985

	Total Discount Notes (Cost: $1,709,815)	1,709,835

	Repurchase Agreement (Cost: $170,048) (0.5%)
170,048	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $185,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $173,697) (Total Amount to be Received Upon Repurchase $170,048)	170,048

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments

	U.S. Treasury Security (Cost: $10,999) (0.0%)
$11,000	U.S. Treasury Bill, 0.028%, due 08/14/14 (8)	$10,999

	Total Short-Term Investments (Cost: $1,890,862) (5.4%)	1,890,882

	Total Investments (Cost: $33,965,819) (99.7%)	34,727,121
	Excess of Other Assets over Liabilities (0.3%)	87,675

	Net Assets (100.0%)	$34,814,796

Credit Default Swaps — Buy Protection

Notional Amount (10)	Implied Credit Spread (11)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized Depreciation	Premium Paid	Value (12)
OTC Swaps
$ 150,000	1.28%	3/20/19	Credit Suisse International	1.0%	Freeport-McMoRan Copper & Gold Inc.	$(1,420)	$3,349	$1,929
350,000	1.58%	3/20/19	Goldman Sachs International	1.0%	ALCOA, Inc.	(5,119)	14,200	9,081
250,000	1.58%	3/20/19	Goldman Sachs International	1.0%	ALCOA, Inc.	(2,014)	8,501	6,487

						$(8,553)	$26,050	$17,497

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2014

Notes to the Schedule of Investments:

CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
OTC -	Over-the Counter.
REIT -	Real Estate Investment Trust.
(1)	Rate stated is the effective yield.
(2)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $11,605,833 or 33.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2014.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Non-income producing security.
(7)	Rate disclosed, the 7-day net yield, is as of April 30, 2014.
(8)	Rate shown represents yield-to-maturity.
(9)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2)
(10)	The maximum potential amount the Fund could receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(11)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(12)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Airlines	3.6%
Asset-Backed Securities	3.5
Auto Manufacturers	0.7
Auto Parts & Equipment	1.1
Banks	3.8
Chemicals	0.2
Coal	3.3
Commercial Services	1.6
Electric	9.3
Engineering & Construction	0.4
Entertainment	0.6
Food	0.9
Gas	1.3
Healthcare-Products	0.4
Healthcare-Services	8.0
Holding Companies - Diversified	0.2
Household Products/Wares	1.5
Insurance	0.9
Iron & Steel	0.8
Lodging	0.2
Media	9.3
Miscellaneous Manufacturers	0.2
Oil & Gas	15.7
Packaging & Containers	0.2
Pharmaceuticals	3.4
Pipelines	5.1
Real Estate	0.2
REIT	0.5
Semiconductors	1.5
Software	2.7
Telecommunications	13.1
Money Market Investments	0.1
Short-Term Investments	5.4

Total	99.7%

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Commercial Mortgage-Backed Securities — Agency (4.2% of Net Assets)
$185,631	Federal Home Loan Mortgage Corp., Pool #310005, 5.183%, due 11/01/19 (1)	$194,809
100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	107,435
94,914	Federal National Mortgage Association, Pool #FN0002, 3.307%, due 12/01/17	100,710
111,110	Federal National Mortgage Association, Pool #387224, 4.86%, due 01/01/15	111,643
54,799	Federal National Mortgage Association, Pool #745506, 5.662%, due 02/01/16	58,414
71,742	Government National Mortgage Association (07-12-B), 5.14%, due 12/16/36 (1)	75,168
141,477	Government National Mortgage Association (07-77-D), 5.003%, due 08/16/38 (1)	143,225
80,000	Government National Mortgage Association (11-77-A), 2.105%, due 04/16/33	80,467

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $799,432)	871,871

	Commercial Mortgage-Backed Securities — Non-Agency (8.9%)
36,988	Banc of America Commercial Mortgage Trust (06-2-A3), 5.891%, due 05/10/45 (1)	37,295
71,633	Banc of America Large Loan, Inc. (10-UB4-A4A), (144A), 5.034%, due 12/20/41 (1)(2)	73,118
80,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (05-1-A5), 5.443%, due 11/10/42 (1)	81,961
17,239	Banc of America Merrill Lynch Commercial Mortgage, Inc. (05-3-ASB), 4.589%, due 07/10/43	17,300
19,549	Bear Stearns Commercial Mortgage Securities Trust (05-PWR7-A2), 4.945%, due 02/11/41	19,558
45,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.288%, due 10/12/42 (1)	47,287
64,429	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	71,047
100,000	Citigroup Commercial Mortgage Trust (12-GC8-A2), 1.813%, due 09/10/45	100,705
4,393	Commercial Mortgage Trust (04-LB3A-A5), 5.618%, due 07/10/37 (1)	4,411
43,435	Credit Suisse Commercial Mortgage Trust (06-C1-AAB), 5.644%, due 02/15/39 (1)	44,104
41,851	Credit Suisse First Boston Mortgage Securities Corp. (05-C4-A5), 5.104%, due 08/15/38 (1)	43,213
4,924	Credit Suisse Mortgage Capital Certificates (06-C5-AAB), 5.308%, due 12/15/39	4,961
12,872	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (2)	12,902
62,405	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	62,315
29,239	GS Mortgage Securities Trust (06-GG8-A3), 5.542%, due 11/10/39	29,740
24,664	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A3A), 4.678%, due 07/15/42	24,906
80,000	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A4), 4.738%, due 07/15/42	82,492
79,643	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP3-A4A), 4.936%, due 08/15/42 (1)	82,824
24,177	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB14-ASB), 5.506%, due 12/12/44 (1)	24,861
66,408	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB17-A3), 5.45%, due 12/12/43	66,413
27,708	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	27,900
104,103	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD11-A2), 5.974%, due 06/15/49 (1)	104,384

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$90,574	JPMorgan Chase Commercial Mortgage Securities Trust (10-C1-A1), (144A), 3.853%, due 06/15/43 (2)	$92,965
79,630	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	80,558
55,377	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	57,361
25,884	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A2FL), 0.273%, due 12/12/49 (1)	25,829
89,358	Morgan Stanley Capital I Trust (06-T21-A3), 5.185%, due 10/12/52 (1)	89,579
149,244	Morgan Stanley Capital I Trust (07-HQ11-A31), 5.439%, due 02/12/44	150,603
73,985	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	74,720
32,459	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 5.549%, due 08/15/39 (1)	33,186
90,477	Wachovia Bank Commercial Mortgage Trust (07-C32-APB), 5.934%, due 06/15/49 (1)	92,676
85,000	WFRBS Commercial Mortgage Trust (11-C5-A2), 2.684%, due 11/15/44	87,925

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $1,860,893)	1,849,099

	Residential Mortgage-Backed Securities — Agency (29.6%)
25,987	Federal Home Loan Mortgage Corp. (2550-FI), 0.502%, due 11/15/32 (TAC) (1)	26,008
18,857	Federal Home Loan Mortgage Corp. (2581-F), 0.602%, due 12/15/32 (1)	18,877
96,206	Federal Home Loan Mortgage Corp. (263-F5), 0.652%, due 06/15/42 (1)	96,507
98,355	Federal Home Loan Mortgage Corp. (2806-FV), 0.592%, due 11/15/33 (1)	98,414
32,324	Federal Home Loan Mortgage Corp. (2817-FC), 0.602%, due 07/15/31 (1)	32,366
191,912	Federal Home Loan Mortgage Corp. (2990-DE), 0.532%, due 11/15/34 (1)	192,431
56,389	Federal Home Loan Mortgage Corp. (3001-HS), 16.37%, due 02/15/35 (I/F) (PAC)(1)	66,177
156,946	Federal Home Loan Mortgage Corp. (3174-FM), 0.392%, due 05/15/36 (PAC) (1)	157,247
143,851	Federal Home Loan Mortgage Corp. (3300-FA), 0.452%, due 08/15/35 (1)	144,156
172,695	Federal Home Loan Mortgage Corp. (3318-F), 0.402%, due 05/15/37 (1)	172,185
210,934	Federal Home Loan Mortgage Corp. (3335-FT), 0.302%, due 08/15/19 (1)	211,021
271,209	Federal Home Loan Mortgage Corp. (3345-FP), 0.352%, due 11/15/36 (1)	271,377
46,660	Federal Home Loan Mortgage Corp. (3346-FA), 0.382%, due 02/15/19 (1)	46,715
224,841	Federal Home Loan Mortgage Corp. (3737-GF), 0.552%, due 11/15/37 (PAC) (1)	225,332
207,931	Federal Home Loan Mortgage Corp. (3767-JF), 0.452%, due 02/15/39 (PAC) (1)	208,580
177,637	Federal Home Loan Mortgage Corp. (3798-BF), 0.452%, due 06/15/24 (1)	178,403
257,613	Federal Home Loan Mortgage Corp. (3803-DF), 0.552%, due 11/15/35 (PAC) (1)	258,852
54,511	Federal Home Loan Mortgage Corp. (3828-KF), 0.552%, due 02/15/36 (1)	54,536
75,589	Federal Home Loan Mortgage Corp. (3946-FG), 0.502%, due 10/15/39 (PAC) (1)	75,824
46,707	Federal National Mortgage Association (03-11-FA), 1.152%, due 09/25/32 (1)	48,041
83,278	Federal National Mortgage Association (06-36-VF), 0.452%, due 05/25/36 (TAC)(1)	83,278
150,654	Federal National Mortgage Association (06-60-DF), 0.582%, due 04/25/35 (1)	151,356
72,852	Federal National Mortgage Association (06-84-WF), 0.452%, due 02/25/36 (PAC) (1)	73,027
158,368	Federal National Mortgage Association (07-64-FA), 0.622%, due 07/25/37 (1)	159,075
209,612	Federal National Mortgage Association (07-67-FA), 0.402%, due 04/25/37 (1)	209,648
77,942	Federal National Mortgage Association (09-33-FB), 0.972%, due 03/25/37 (1)	79,384
209,538	Federal National Mortgage Association (10-2-TF), 0.652%, due 06/25/27 (1)	209,884
156,156	Federal National Mortgage Association (10-50-FA), 0.502%, due 01/25/24 (1)	156,179
188,976	Federal National Mortgage Association (11-75-HP), 2.5%, due 07/25/40 (PAC)	194,061

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$42,625	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	$47,537
66,500	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	75,113
4,194	Federal National Mortgage Association, Pool #661691, 2.314%, due 10/01/32 (1)	4,368
46,539	Federal National Mortgage Association, Pool #786884, 2.31%, due 08/01/34 (1)	48,523
82,060	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	91,799
30,667	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	34,325
78,142	Government National Mortgage Association (04-104-FJ), 0.452%, due 09/20/33 (1)	78,169
150,560	Government National Mortgage Association (10-108-PF), 0.552%, due 02/20/38 (PAC) (1)	151,191
208,830	Government National Mortgage Association (10-2-FA), 0.652%, due 05/20/37 (1)	209,348
199,621	Government National Mortgage Association (12-13-KF), 0.452%, due 07/20/38 (1)	199,947
33,116	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	33,591
25,048	Government National Mortgage Association II, Pool #80636, 1.625%, due 09/20/32 (1)	26,054
20,157	Government National Mortgage Association II, Pool #80757, 1.625%, due 10/20/33 (1)	20,911
145,692	Government National Mortgage Association II, Pool #80797, 1.625%, due 01/20/34 (1)	151,488
52,611	Government National Mortgage Association II, Pool #80937, 1.625%, due 06/20/34 (1)	54,881
110,537	NCUA Guaranteed Notes (10-R1-1A), 0.602%, due 10/07/20 (1)	111,161
74,487	NCUA Guaranteed Notes (10-R2-1A), 0.522%, due 11/06/17 (1)	74,676
271,087	NCUA Guaranteed Notes (10-R3-1A), 0.712%, due 12/08/20 (1)	273,608
263,265	NCUA Guaranteed Notes (10-R3-2A), 0.712%, due 12/08/20 (1)	265,584
97,731	NCUA Guaranteed Notes (11-R2-1A), 0.552%, due 02/06/20 (1)	98,113
56,686	NCUA Guaranteed Notes (11-R3-1A), 0.552%, due 03/11/20 (1)	56,876
101,635	NCUA Guaranteed Notes (11-R5-1A), 0.532%, due 04/06/20 (1)	101,835
18,162	NCUA Guaranteed Notes (11-R6-1A), 0.532%, due 05/07/20 (1)	18,186

	Total Residential Mortgage-Backed Securities — Agency (Cost: $6,095,950)	6,126,225

	Residential Mortgage-Backed Securities — Non-Agency (1.8%)
6,798	Banc of America Funding Corp. (06-G-2A3), 0.322%, due 07/20/36 (1)	6,792
18,418	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.552%, due 08/25/43 (1)	18,224
183,230	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.12%, due 11/25/32 (1)	187,020
38,658	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.152%, due 08/25/34 (1)	38,768
31,312	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.602%, due 10/25/34 (1)	31,367
38,121	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 0.572%, due 09/25/35 (1)	37,471
36,178	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.602%, due 07/25/34 (1)	34,956
19,302	Residential Accredit Loans, Inc. (02-QS16-A2), 0.702%, due 10/25/17 (1)	18,543
5,856	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.492%, due 05/25/35 (1)	5,843

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $364,809)	378,984

	Corporate Bonds (17.5%)
	Airlines (1.3%)
106,314	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	119,038
50,000	JetBlue Airways Corp. Pass-Through Trust (04-2-G2), 0.686%, due 05/15/18 (1) (EETC)	48,719

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Airlines (Continued)
$90,146	UAL Pass-Through Trust (09-2A), 9.75%, due 07/15/18 (EETC)	$104,232

	Total Airlines	271,989

	Auto Manufacturers (0.4%)
75,000	Nissan Motor Acceptance Corp. (Japan), (144A), 0.935%, due 09/26/16 (1)(2)	75,407

	Banks (1.9%)
50,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	50,341
30,000	Citigroup, Inc., 6.375%, due 08/12/14	30,505
75,000	Citigroup, Inc., 1.189%, due 07/25/16 (1)	75,872
30,000	Goldman Sachs Group, Inc. (The), 3.3%, due 05/03/15	30,797
50,000	JPMorgan Chase Bank N.A., 0.563%, due 06/13/16 (1)	49,797
60,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	61,287
100,000	Royal Bank of Scotland PLC (The) (United Kingdom), 0.974%, due 09/29/15 (1)	99,000

	Total Banks	397,599

	Commercial Services (0.4%)
75,000	Catholic Health Initiatives, 1.6%, due 11/01/17	73,923

	Diversified Financial Services (1.3%)
100,000	Ford Motor Credit Co. LLC, 7%, due 04/15/15	105,893
75,000	General Electric Capital Corp., 0.877%, due 07/12/16 (1)	75,744
50,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (2)	50,935
40,000	Macquarie Group, Ltd. (Australia), (144A), 7.3%, due 08/01/14 (2)	40,635

	Total Diversified Financial Services	273,207

	Electric (0.8%)
70,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	70,603
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	59,432
30,000	PNM Resources, Inc., 9.25%, due 05/15/15	32,625

	Total Electric	162,660

	Engineering & Construction (1.0%)
200,000	Heathrow Funding, Ltd. (United Kingdom), (144A), 2.5%, due 06/25/17 (2)	203,157

	Food (0.2%)
50,000	Kraft Foods Group, Inc., 1.625%, due 06/04/15	50,579

	Gas (0.5%)
100,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (2)	103,900

	Healthcare-Services (0.8%)
85,000	Providence Health & Services Obligated Group, 1.183%, due 10/01/17 (1)	84,856
75,000	Ventas Realty LP, 1.55%, due 09/26/16	75,849

	Total Healthcare-Services	160,705

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Insurance (1.1%)
$135,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (2)	$136,356
100,000	Metropolitan Life Global Funding I, (144A), 1.7%, due 06/29/15 (2)	101,324

	Total Insurance	237,680

	Oil & Gas (0.2%)
50,000	Devon Energy Corp., 0.683%, due 12/15/15 (1)	50,118

	Pharmaceuticals (0.7%)
100,000	McKesson Corp., 0.635%, due 09/10/15 (1)	100,156
50,000	Mylan, Inc., 1.8%, due 06/24/16	50,769

	Total Pharmaceuticals	150,925

	Pipelines (0.4%)
75,000	TransCanada Pipelines, Ltd. (Canada), 0.914%, due 06/30/16 (1)	75,677

	Real Estate (0.8%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	54,714
100,000	WEA Finance LLC/WT Finance Australia Pty, Ltd. (Australia), (144A), 5.75%, due 09/02/15 (2)	106,450

	Total Real Estate	161,164

	REIT (4.8%)
75,000	Brandywine Operating Partnership LP, 7.5%, due 05/15/15	79,921
100,000	Camden Property Trust, 5%, due 06/15/15	104,678
50,000	Essex Portfolio LP, (144A), 5.5%, due 03/15/17 (2)	55,537
75,000	HCP, Inc., 6%, due 01/30/17	84,382
100,000	HCP, Inc., 7.072%, due 06/08/15	106,951
45,000	Host Hotels & Resorts LP, 5.875%, due 06/15/19	48,748
50,000	Mack-Cali Realty LP, 2.5%, due 12/15/17	50,607
75,000	Mid-America Apartments LP, (144A), 5.5%, due 10/01/15 (2)	79,651
85,000	Pan Pacific Retail Properties, Inc., 5.25%, due 09/01/15	89,786
75,000	Realty Income Corp., 5.5%, due 11/15/15	80,283
70,000	Reckson Operating Partnership LP, 5.875%, due 08/15/14	70,837
50,000	UDR, Inc., 5.25%, due 01/15/15	51,599
75,000	UDR, Inc., 5.25%, due 01/15/16	79,907

	Total REIT	982,887

	Telecommunications (0.9%)
100,000	AT&T, Inc., 2.5%, due 08/15/15	102,501
87,000	Verizon Communications, Inc., 1.763%, due 09/15/16 (1)	89,561

	Total Telecommunications	192,062

	Total Corporate Bonds (Cost: $3,637,188)	3,623,639

	Municipal Bond (Cost: $142,915) (0.7%)
125,000	State of California, General Obligation Unlimited, 5.95%, due 04/01/16	137,475

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (2.4%)
$105,000	Federal Farm Credit Banks, 0.173%, due 09/14/16 (1)	$105,031
135,000	Federal Farm Credit Banks, 0.201%, due 04/17/17 (1)	135,146
110,000	Federal Farm Credit Banks, 0.207%, due 02/27/17 (1)	110,150
70,000	Federal Home Loan Bank, 0.55%, due 06/03/16	70,008
70,000	Federal Home Loan Mortgage Corp., 0.75%, due 10/05/16	70,004

	Total U.S. Government Agency Obligations (Cost: $489,967)	490,339

	U.S. Treasury Securities (3.0%)
113,740	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (3)	115,913
61,471	U.S. Treasury Inflation Indexed Note, 1.625%, due 01/15/15 (3)	62,974
379,844	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (3)	385,289
50,000	U.S. Treasury Note, 0.25%, due 08/15/15	50,057

	Total U.S. Treasury Securities (Cost: $623,034)	614,233

	Total Fixed Income Securities (Cost: $14,014,188) (68.1%)	14,091,865

Number of Shares	Money Market Investments
9,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (4)	9,000
8,000	DWS Money Market Series — Institutional Shares, 0.06% (4)	8,000

	Total Money Market Investments (Cost: $17,000) (0.1%)	17,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (Cost: $100,000) (0.5%)
	Banks (0.5%)
$100,000	Credit Suisse/New York (Switzerland), 0.556%, due 08/24/15 (1)	99,935

	Commercial Paper (Cost: $199,994) (1.0%)
	Electric (1.0%)
200,000	National Rural Utilities Cooperative Finance Corp., 0.08%, due 05/15/14 (5)	199,994

	Discount Notes (30.6%)
4,700,000	Federal Home Loan Bank Discount Note, 0.065%, due 05/16/14 (5)	4,699,873
245,000	Federal Home Loan Bank Discount Note, 0.075%, due 05/16/14 (5)	244,992
285,000	Federal Home Loan Bank Discount Note, 0.075%, due 06/13/14 (5)	284,974
600,000	Federal Home Loan Bank Discount Note, 0.08%, due 05/14/14 (5)	599,983
365,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 05/12/14 (5)	364,991
125,000	Federal National Mortgage Association Discount Note, 0.09%, due 07/16/14 (5)	124,990

	Total Discount Notes (Cost: $6,319,789)	6,319,803

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2014

Principal Amount	Short-Term Investments	Value

	Repurchase Agreement (Cost: $263,928) (1.3%)
$263,928	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $290,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22, valued at $269,486) (Total Amount to be Received Upon Repurchase $263,928)	$263,928

	Total Short-Term Investments (Cost: $6,883,711) (33.4%)	6,883,660

	Total Investments (Cost: $20,914,899) (101.6%)	20,992,525
	Liabilities in Excess of Other Assets (-1.6%)	(336,899)

	Net Assets (100.0%)	$20,655,626

Notes to the Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
I/F - Inverse	Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC - Planned	Amortization Class.
REIT - Real	Estate Investment Trust.
TAC - Target	Amortization Class.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2014.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $1,222,552 or 5.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(4)	Rate disclosed, the 7-day net yield, is as of April 30, 2014.
(5)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Airlines	1.3%
Auto Manufacturers	0.4
Banks	1.9
Commercial Mortgage-Backed Securities — Agency	4.2
Commercial Mortgage-Backed Securities — Non-Agency	8.9
Commercial Services	0.4
Diversified Financial Services	1.3
Electric	0.8
Engineering & Construction	1.0
Food	0.2
Gas	0.5
Healthcare-Services	0.8
Insurance	1.1
Municipal Bonds	0.7
Oil & Gas	0.2
Pharmaceuticals	0.7
Pipelines	0.4
REIT	4.8
Real Estate	0.8
Residential Mortgage-Backed Securities — Agency	29.6
Residential Mortgage-Backed Securities — Non-Agency	1.8
Telecommunications	0.9
U.S. Government Agency Obligations	2.4
U.S. Treasury Securities	3.0
Money Market Investments	0.1
Short-Term Investments	33.4

Total	101.6%

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (7.4% of Net Assets)
$10,424,944	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$10,754,950
20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.252%, due 12/27/44 (1)(2)	20,375,735
12,388,312	Access Group, Inc. (05-2-A3), 0.416%, due 11/22/24 (2)(3)	12,317,284
9,800,485	Bayview Commercial Asset Trust (04-1-A), (144A), 0.512%, due 04/25/34 (1)(2)	9,229,891
14,721,023	Bayview Commercial Asset Trust (06-1A-A1), (144A), 0.422%, due 04/25/36 (1)(2)	12,884,473
20,600,000	Brazos Higher Education Authority, Inc. (05-3-A15), 0%, due 03/25/25 (2)(3)	20,543,382
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.285%, due 11/25/33 (2)	19,023,380
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.229%, due 10/27/36 (2)	11,971,503
6,683,287	CIT Education Loan Trust (07-1-A), (144A), 0.323%, due 03/25/42 (1)(2)	6,254,747
16,780,000	College Loan Corp. Trust (07-1-A3), 0.329%, due 04/25/29 (2)(3)	15,630,486
9,843,099	Collegiate Funding Services Education Loan Trust (04-A-A3), 0.443%, due 09/28/26 (2)	9,805,888
16,740,935	Educational Funding of the South, Inc. (12-1-A), 1.202%, due 03/25/36 (2)	17,076,870
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.089%, due 10/25/35 (1)(2)	16,571,448
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.504%, due 03/25/36 (1)(2)	7,404,706
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.154%, due 04/25/33 (1)(2)	17,921,580
6,820,301	GE Business Loan Trust (04-2A-A), (144A), 0.372%, due 12/15/32 (1)(2)	6,587,552
12,650,000	Goal Capital Funding Trust (05-2-A3), 0.405%, due 05/28/30 (2)	12,407,372
14,773,904	Goal Capital Funding Trust (06-1-A3), 0.355%, due 11/25/26 (2)	14,646,176
25,000,000	GoldenTree Loan Opportunities VII, Ltd. (13-7A-A), (144A), 1.379%, due 04/25/25 (1)(2)	24,683,900
8,198,961	Greyrock CDO, Ltd. (05-1X-A2L), (Reg. S), 0.656%, due 11/15/17 (2)(4)	8,196,925
7,396,410	Jasper CLO, Ltd. (05-1A-A), (144A), 0.495%, due 08/01/17 (1)(2)	7,381,970
7,212,786	JFIN CLO, Ltd. (07-1A-A1A), (144A), 0.433%, due 07/20/21 (1)(2)	7,168,782
7,305,017	KKR Financial Corp. (07-AA-A), (144A), 0.977%, due 10/15/17 (1)(2)	7,304,055
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.202%, due 07/20/43 (2)	17,889,746
8,650,000	National Collegiate Master Student Loan Trust I (02-2-AR10), (144A), 0%, due 11/01/42 (1)(2)	8,650,000
11,351,663	National Collegiate Student Loan Trust (06-3-A3), 0.302%, due 10/25/27 (2)	11,155,768
3,675,000	National Collegiate Student Loan Trust (07-4-A2A3), 3.49%, due 12/26/25 (2)	3,661,039
13,960,431	Pangaea CLO, Ltd. (07-1A-A1), (144A), 0.478%, due 10/21/21 (1)(2)	13,624,476
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.183%, due 10/01/37 (2)	16,175,139
2,822,348	Red River CLO, Ltd. (1A-A), (144A), 0.495%, due 07/27/18 (1)(2)	2,792,657
9,500,000	SLM Private Credit Student Loan Trust (04-A-A3), 0.633%, due 06/15/33 (2)	8,900,669
10,000,000	SLM Private Credit Student Loan Trust (04-B-A3), 0.563%, due 03/15/24 (2)	9,439,270
4,335,417	SLM Student Loan Trust (04-8-B), 0.689%, due 01/25/40 (2)	3,940,023
7,544,000	SLM Student Loan Trust (05-5-A5), 0.979%, due 10/25/40 (2)	7,403,387
6,961,773	SLM Student Loan Trust (07-6-B), 1.079%, due 04/27/43 (2)	6,357,930
5,011,895	SLM Student Loan Trust (07-8-B), 1.229%, due 04/27/43 (2)	4,688,898
7,405,000	SLM Student Loan Trust (08-2-B), 1.429%, due 01/25/29 (2)	6,737,254
6,549,000	SLM Student Loan Trust (08-3-B), 1.429%, due 04/25/29 (2)	6,064,020
3,270,000	SLM Student Loan Trust (08-4-B), 2.079%, due 04/25/29 (2)	3,192,566
17,785,000	SLM Student Loan Trust (08-5-A4), 1.929%, due 07/25/23 (2)(3)	18,660,031
16,200,000	SLM Student Loan Trust (08-5-B), 2.079%, due 07/25/29 (2)	16,444,652
20,000,000	SLM Student Loan Trust (08-6-A3), 0.979%, due 01/25/19 (2)(3)	20,184,315

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (Continued)
$6,380,000	SLM Student Loan Trust (08-6-B), 2.079%, due 07/25/29 (2)	$6,313,045
6,380,000	SLM Student Loan Trust (08-7-B), 2.079%, due 07/25/29 (2)	6,554,091
5,696,000	SLM Student Loan Trust (08-8-B), 2.479%, due 10/25/29 (2)	6,027,991
15,950,000	SLM Student Loan Trust (08-9-B), 2.479%, due 10/25/29 (2)	16,801,577
12,800,000	SLM Student Loan Trust (11-1-A2), 1.302%, due 10/25/34 (2)	13,186,989
17,840,000	SLM Student Loan Trust (11-2-A2), 1.352%, due 10/25/34 (2)	18,584,124
9,808,337	SLM Student Loan Trust (12-2-A), 0.852%, due 01/25/29 (2)	9,897,280
10,000,000	South Carolina Student Loan Corp. (06-1-A2), 0%, due 12/01/22 (2)	9,801,500
7,550,000	Telos CLO, Ltd. (06-1A-A2), (144A), 0.628%, due 10/11/21 (1)(2)	7,485,100

	Total Asset-Backed Securities (Cost: $559,089,906)	576,756,592

	Commercial Mortgage-Backed Securities — Agency (6.1%)
45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19 (3)	50,210,590
24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20 (3)	26,680,482
29,110,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20 (3)	31,274,445
32,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K010-A2), 4.333%, due 10/25/20 (3)	35,709,548
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)(3)	28,037,317
37,335,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K020-A2), 2.373%, due 05/25/22 (3)	36,061,316
49,996,059	Federal National Mortgage Association, (12-M12-1A), 2.935%, due 08/25/22 (ACES) (2)(3)	50,250,274
35,257,172	Federal National Mortgage Association, (12-M15-A), 2.744%, due 10/25/22 (ACES) (2)(3)	34,683,625
2,985,562	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	3,196,787
19,477,986	Federal National Mortgage Association, Pool #AL0290, 4.447%, due 04/01/21 (3)	21,452,811
20,845,865	Federal National Mortgage Association, Pool #AL0600, 4.3%, due 07/01/21 (3)	22,827,186
16,144,876	Federal National Mortgage Association, Pool #AL2660, 2.628%, due 10/01/22 (3)	15,908,045
45,503,513	Federal National Mortgage Association, Pool #AL3366, 2.436%, due 02/01/23 (3)	44,222,011
45,783,995	Federal National Mortgage Association, Pool #AL3400, 2.545%, due 03/01/23 (3)	44,645,091
22,199,380	Federal National Mortgage Association, Pool #AL3562, 2.558%, due 04/01/23 (3)	21,677,801
13,519,564	Federal National Mortgage Association, Pool #FN0003, 4.302%, due 01/01/21 (3)	14,851,118

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $540,214,612)	481,688,447

	Commercial Mortgage-Backed Securities — Non-Agency (0.7%)
6,440,000	COMM Mortgage Trust (12-LC4-A4), 3.288%, due 12/10/44	6,542,182
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,136,088
17,505,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	18,264,638
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,700,089

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$17,835,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	$18,543,638

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $56,270,228)	58,186,635

	Residential Mortgage-Backed Securities — Agency (39.4%)
401,765	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26 (3)	438,441
499,339	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31 (3)	554,376
6,781,057	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC) (3)	7,446,808
17,547,273	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC) (3)	19,505,771
1,860,070	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23 (3)	1,980,816
955,705	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O) (3)	819,931
7,160,509	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC) (3)	7,592,595
4,033,349	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23 (3)	4,331,931
5,566,082	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23 (3)	6,053,248
30,275,713	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC) (3)	33,764,882
58,659,317	Federal Home Loan Mortgage Corp. (276-30), 3%, due 09/15/42 (3)	56,886,328
11,640,806	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19 (3)	12,182,716
64,691,507	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (3)	62,769,056
2,054,885	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC) (3)	2,168,618
1,082,773	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (3)	1,046,699
2,609,910	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC) (3)	2,639,974
7,803,833	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35 (3)	8,341,088
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC) (3)	56,098,900
33,582,715	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36 (3)	36,955,763
16,045,716	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26 (3)	17,708,461
13,554,842	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC) (3)	11,824,759
2,124,481	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32 (3)	2,144,347
14,816,022	Federal Home Loan Mortgage Corp. (3315-S), 6.258%, due 05/15/37 (I/O) (I/F) (2)(3)	1,636,827
10,160,137	Federal Home Loan Mortgage Corp. (3376-SX), 5.888%, due 10/15/37 (I/O) (I/F) (2)(3)	1,432,894
2,081,698	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	2,100,314
15,571,511	Federal Home Loan Mortgage Corp. (3410-IS), 6.118%, due 02/15/38 (I/O) (I/F) (2)(3)	2,245,202
12,337,735	Federal Home Loan Mortgage Corp. (3424-BI), 6.648%, due 04/15/38 (I/O) (I/F) (2)(3)	2,227,154
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24 (3)	8,529,821
5,530,308	Federal Home Loan Mortgage Corp. (3519-SH), 5.348%, due 07/15/37 (I/O) (I/F) (2)(3)	634,423
23,498,406	Federal Home Loan Mortgage Corp. (3531-SC), 6.148%, due 05/15/39 (I/O) (I/F) (2)(3)	3,333,333
5,769,985	Federal Home Loan Mortgage Corp. (3541-SA), 6.598%, due 06/15/39 (I/O) (I/F) (2)(3)	654,589
22,035,209	Federal Home Loan Mortgage Corp. (3550-GS), 6.598%, due 07/15/39 (I/O) (I/F) (2)(3)	3,812,391
9,290,021	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32 (3)	10,320,604
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29 (3)	40,735,125
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29 (3)	20,931,403
20,606,517	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29 (3)	21,825,210
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24 (3)	26,482,967
2,741,215	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37 (3)	2,905,017
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	22,278,896

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC) (3)	$21,603,971
30,515,043	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40 (3)	32,947,717
27,612,770	Federal Home Loan Mortgage Corp. (3788-SB), 6.328%, due 01/15/41 (I/O) (I/F) (2)(3)	4,540,230
6,896,300	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	6,096,771
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC) (3)	10,852,071
11,832,660	Federal Home Loan Mortgage Corp. (4030-HS), 6.458%, due 04/15/42 (I/O) (2)(3)	1,882,786
15,630,706	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35 (3)	17,252,359
1,955	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (2)(3)	1,946
11,082,526	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39 (3)	12,189,791
49,892,973	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40 (3)	55,506,653
15,455,464	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40 (3)	17,105,557
31,946,680	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41 (3)	33,505,328
20,659	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19 (3)	21,956
17,974	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19 (3)	19,099
77,965	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	82,869
33,713	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19 (3)	35,817
48,777,917	Federal Home Loan Mortgage Corp., Pool #C03805, 3.5%, due 04/01/42 (3)	49,591,775
124,060	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22 (3)	138,864
448,665	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35 (3)	492,437
51,705,423	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40 (3)	54,381,587
15,132,406	Federal Home Loan Mortgage Corp., Pool #G07556, 4%, due 11/01/43 (5)	15,937,335
757,482	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20 (3)	805,895
1,901,273	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22 (3)	2,026,246
2,383,777	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20 (3)	2,531,290
2,632,906	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24 (3)	2,864,859
30,606	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21 (3)	34,505
4,811,076	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29 (3)	5,385,183
5,054,083	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28 (3)	5,657,188
7,043,282	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29 (3)	7,754,686
934,266	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37 (3)	1,013,168
8,448,173	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38 (3)	9,406,456
10,010,879	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36 (3)	10,845,771
40,523,301	Federal Home Loan Mortgage Corp., Pool #V80284, 3.5%, due 08/01/43	41,250,511
54,434,749	Federal Home Loan Mortgage Corp., Pool #V80353, 3%, due 08/01/43 (5)	53,088,765
556,724	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31 (3)	620,122
1,681,438	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC) (3)	1,830,391
475,227	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC) (3)	476,644
1,504,391	Federal National Mortgage Association (04-52-SW), 6.948%, due 07/25/34 (I/O) (I/F) (2)(3)	262,909
4,227,273	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24 (3)	4,513,746
4,304,146	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29 (3)	4,743,124
16,286,227	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC) (3)	17,720,815
814,324	Federal National Mortgage Association (05-74-CP), 24.192%, due 05/25/35 (I/F) (PAC) (2)(3)	1,257,905

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$6,801,302	Federal National Mortgage Association (07-20-SI), 6.298%, due 03/25/37 (I/O) (I/F) (2)(3)	$956,411
6,626,644	Federal National Mortgage Association (07-21-SE), 6.288%, due 03/25/37 (I/O) (I/F) (2)(3)	1,059,317
8,636,182	Federal National Mortgage Association (07-56-SG), 6.258%, due 06/25/37 (I/O) (I/F) (2)(3)	1,111,524
19,822,645	Federal National Mortgage Association (07-58-SV), 6.598%, due 06/25/37 (I/O) (I/F) (2)(3)	2,549,410
140,565	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36 (3)	141,213
4,455,522	Federal National Mortgage Association (07-65-S), 6.448%, due 07/25/37 (I/O) (I/F) (2)(3)	589,932
2,135,249	Federal National Mortgage Association (07-88-FY), 0.612%, due 09/25/37 (2)(3)	2,140,784
20,449,479	Federal National Mortgage Association (07-103-AI), 6.348%, due 03/25/37 (I/O) (I/F) (2)(3)	3,045,688
32,886,520	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37 (3)	36,489,906
20,028,357	Federal National Mortgage Association (08-1-AI), 6.098%, due 05/25/37 (I/O) (I/F) (2)(3)	2,759,090
13,905,790	Federal National Mortgage Association (08-13-SB), 6.088%, due 03/25/38 (I/O) (I/F) (2)(3)	1,888,141
22,532,147	Federal National Mortgage Association (08-23-SB), 6.698%, due 04/25/38 (I/O) (I/F) (2)(3)	3,679,971
3,484,790	Federal National Mortgage Association (08-35-SD), 6.298%, due 05/25/38 (I/O) (I/F) (2)	635,068
32,227,006	Federal National Mortgage Association (08-66-SG), 5.918%, due 08/25/38 (I/O) (I/F) (2)(3)	4,461,845
14,287,538	Federal National Mortgage Association (08-68-SA), 5.818%, due 08/25/38 (I/O) (I/F) (2)(3)	1,791,196
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/25/24 (3)	8,652,307
11,177,306	Federal National Mortgage Association (09-3-SH), 5.298%, due 06/25/37 (I/O) (I/F) (2)(3)	1,310,691
4,159,568	Federal National Mortgage Association (09-47-SV), 6.598%, due 07/25/39 (I/O) (I/F) (2)(3)	530,713
15,190,860	Federal National Mortgage Association (09-51-SA), 6.598%, due 07/25/39 (I/O) (I/F) (2)(3)	2,375,683
6,487,898	Federal National Mortgage Association (09-6-SD), 5.398%, due 02/25/39 (I/O) (I/F) (2)(3)	791,136
18,313,944	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24 (3)	19,413,800
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29 (3)	28,346,359
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29 (3)	35,727,744
4,273,367	Federal National Mortgage Association (09-72-JS), 7.098%, due 09/25/39 (I/O) (I/F) (2)(3)	640,355
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC) (3)	21,887,214
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41 (3)	51,581,825
58,952,705	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC) (3)	58,233,659
25,712,871	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC) (3)	23,864,926

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$12,068,143	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O) (3)	$9,279,142
28,025,229	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O) (3)	21,515,761
32,021,142	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (I/O) (3)	30,027,826
7,876,000	Federal National Mortgage Association (13-35-LP), 3%, due 01/25/43 (PAC)	7,446,030
21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC)	20,134,960
173,143	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)(3)	201,243
961,604	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (3)	864,672
72,691	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22 (3)	81,534
125,877	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17 (3)	134,027
357,830	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23 (3)	397,711
4,965,065	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29 (3)	5,466,931
3,230,462	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47 (3)	3,590,660
10,549,837	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33 (3)	11,773,289
1,099,085	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18 (3)	1,167,993
66,480	Federal National Mortgage Association, Pool #661856, 2.278%, due 10/01/32 (2)(3)	66,433
351,762	Federal National Mortgage Association, Pool #671133, 1.788%, due 02/01/33 (2)(3)	364,922
102,198	Federal National Mortgage Association, Pool #672272, 2.189%, due 12/01/32 (2)(3)	109,138
454,026	Federal National Mortgage Association, Pool #676766, 2.208%, due 01/01/33 (2)(3)	481,856
272,536	Federal National Mortgage Association, Pool #687847, 2.167%, due 02/01/33 (2)	288,314
951,115	Federal National Mortgage Association, Pool #692104, 1.792%, due 02/01/33 (2)(3)	987,816
556,739	Federal National Mortgage Association, Pool #699866, 2.127%, due 04/01/33 (2)(3)	584,024
300,866	Federal National Mortgage Association, Pool #704454, 2.266%, due 05/01/33 (2)(3)	312,588
297,729	Federal National Mortgage Association, Pool #708820, 2.507%, due 06/01/33 (2)(3)	316,885
563,605	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19 (3)	599,049
303,907	Federal National Mortgage Association, Pool #728824, 2.332%, due 07/01/33 (2)(3)	326,946
1,287,364	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33 (3)	1,400,752
38,141	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19 (3)	40,809
1,570,888	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37 (3)	1,772,391
1,674,742	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38 (3)	1,816,646
3,362,052	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28 (3)	3,693,833
1,710,123	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23 (3)	1,863,491
8,880,049	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24 (3)	9,795,444
6,193,104	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49 (3)	6,735,053
12,709,922	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28 (3)	14,276,364
7,652,619	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29 (3)	8,580,911
6,007,645	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38 (3)	6,633,795
69,585,285	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40 (3)	73,308,115
60,735,814	Federal National Mortgage Association, Pool #AB4044, 3.5%, due 12/01/41 (3)	61,775,079
46,102,945	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42 (3)	44,995,011
10,005,420	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29 (3)	10,904,423
21,403,431	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37 (3)	24,030,195
19,335,847	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40 (3)	21,642,102
13,806,423	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40 (3)	15,461,761
73,368,537	Federal National Mortgage Association, Pool #AL4597, 4%, due 01/01/44 (5)	77,294,576

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$22,136,800	Federal National Mortgage Association, Pool #AQ8803, 3.5%, due 01/01/43	$22,288,740
16,015,003	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29 (3)	17,356,420
23,599,423	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41 (3)	25,361,081
17,027,202	Federal National Mortgage Association, Pool #MA1283, 3.5%, due 12/01/42	17,144,087
25,410,007	Federal National Mortgage Association, Pool #MA1442, 4%, due 05/01/43	26,512,095
79,826,376	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33 (3)	80,415,669
66,515,416	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33 (3)	69,017,537
74,057,464	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33 (3)	76,843,295
44,375,000	Federal National Mortgage Association TBA, 2.5% (6)	44,666,211
39,705,000	Federal National Mortgage Association TBA, 3% (6)	40,986,106
114,740,000	Federal National Mortgage Association TBA, 3% (6)	111,835,644
153,670,000	Federal National Mortgage Association TBA, 3.5% (6)	156,011,070
211,685,000	Federal National Mortgage Association TBA, 4% (6)	221,847,531
154,240,000	Federal National Mortgage Association TBA, 4.5% (6)	165,639,308
1,672,774	Government National Mortgage Association (03-42-SH), 6.398%, due 05/20/33 (I/O) (I/F) (2)(3)	263,869
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (3)	10,418,217
32,289,581	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40 (3)	35,352,046
533,189	Government National Mortgage Association II, Pool #80963, 1.625%, due 07/20/34 (2)(3)	552,911
103,592	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34 (3)	108,756
38,430,000	Government National Mortgage Association II TBA, 3% (6)	38,210,828
18,235,000	Government National Mortgage Association II TBA, 4% (6)	19,300,606
46,015,000	Government National Mortgage Association II TBA, 4.5% (6)	49,890,323

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,980,293,666)	3,082,837,535

	Residential Mortgage-Backed Securities — Non-Agency (32.8%)
9,428,366	Accredited Mortgage Loan Trust (05-3-A2D), 0.52%, due 09/25/35 (2)	9,345,740
18,673,342	ACE Securities Corp. (06-ASP1-A2D), 0.462%, due 12/25/35 (2)	17,735,332
21,786,564	ACE Securities Corp. (07-ASP1-A2C), 0.412%, due 03/25/37 (2)	12,584,810
11,710,047	ACE Securities Corp. (07-ASP1-A2D), 0.532%, due 03/25/37 (2)	6,807,575
2,902,952	Adjustable Rate Mortgage Trust (04-5-3A1), 2.472%, due 04/25/35 (2)	2,885,166
23,002,000	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.482%, due 01/25/36 (2)	22,621,294
9,339,895	Asset-Backed Funding Certificates (05-HE2-M2), 0.902%, due 06/25/35 (2)	9,122,504
23,403,788	Asset-Backed Funding Certificates (07-WMC1-A2A), 0.902%, due 06/25/37 (2)	15,856,862
3,874,085	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 0.812%, due 06/25/35 (2)	3,865,152
52,114,000	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.294%, due 12/25/36 (2)	38,912,528
2,003,312	Banc of America Alternative Loan Trust (03-3-A4), 5.75%, due 05/25/33	2,182,271
657,782	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	710,747
16,117,121	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	16,608,137
922,145	Banc of America Funding Corp. (04-B-3A1), 2.823%, due 12/20/34 (2)	541,484
220,347	Banc of America Funding Corp. (06-D-2A1), 2.659%, due 05/20/36 (2)(7)	160,917
8,581,136	Banc of America Funding Corp. (06-D-3A1), 2.813%, due 05/20/36 (2)(7)	7,698,377

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$21,069,912	Banc of America Funding Corp. (06-G-2A1), 0.372%, due 07/20/36 (2)	$19,804,011
5,912,902	Banc of America Funding Corp. (06-G-2A3), 0.322%, due 07/20/36 (2)	5,908,054
150,807	Banc of America Funding Corp. (10-R9-3A1), (144A), 5.5%, due 12/26/35 (1)	151,716
11,307,303	Banc of America Funding Trust (06-3-4A14), 5.5%, due 03/25/36	10,879,141
2,650,378	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	2,624,140
4,628,356	BCAP LLC Trust (07-AA1-1A2), 0.312%, due 02/25/47 (2)(7)	4,166,913
585,009	BCAP LLC Trust (09-RR1-21A1), (144A), 2.613%, due 11/26/34 (1)(2)	593,912
2,335,737	BCAP LLC Trust (09-RR1-22A1), (144A), 2.614%, due 05/26/35 (1)(2)	2,380,805
1,429,812	BCAP LLC Trust (09-RR1-23A1), (144A), 2.618%, due 05/26/35 (1)(2)	1,460,745
616,348	BCAP LLC Trust (11-RR1-8A1), (144A), 3.25%, due 08/28/21 (1)(2)	617,785
8,559,315	BCAP LLC Trust (11-RR2-3A6), (144A), 2.712%, due 11/21/35 (1)(2)	8,029,894
1,348,116	BCAP LLC Trust (11-RR3-1A5), (144A), 2.692%, due 05/27/37 (1)(2)	1,358,268
1,983,442	BCAP LLC Trust (11-RR3-5A3), (144A), 2.505%, due 11/27/37 (1)(2)	1,920,545
8,133,090	BCAP LLC Trust (11-RR4-1A3), (144A), 4.181%, due 03/26/36 (1)(2)	7,948,806
7,241,101	BCAP LLC Trust (11-RR4-2A3), (144A), 4.715%, due 06/26/47 (1)(2)	7,205,250
10,473,073	BCAP LLC Trust (11-RR4-3A3), (144A), 2.618%, due 07/26/36 (1)(2)	9,765,020
12,271,152	BCAP LLC Trust (11-RR5-1A3), (144A), 2.531%, due 03/26/37 (1)(2)	12,104,733
3,357,253	BCAP LLC Trust (11-RR5-2A3), (144A), 0.355%, due 06/26/37 (1)(2)	3,381,983
9,857,222	BCAP LLC Trust (12-RR2-9A3), (144A), 2.613%, due 03/26/35 (1)(2)	10,111,977
8,703,139	BCAP LLC Trust (12-RR7-1A1), (144A), 0.322%, due 08/26/36 (1)(2)	8,457,919
4,262,236	BCAP LLC Trust (12-RR8-5A3), (144A), 0.436%, due 05/26/37 (1)(2)	4,166,375
7,740,221	BCAP LLC Trust (12-RR9-1A1), (144A), 0.334%, due 07/26/35 (1)(2)	7,438,259
17,782,400	BCAP LLC Trust (12-RR9-1A1), (144A), 2.46%, due 08/26/36 (1)(2)	17,602,293
11,039,220	BCAP LLC Trust (13-RR2-6A1), (144A), 3%, due 06/26/37 (1)(2)	11,060,198
2,944,025	Bear Stearns Alt-A Trust (04-13-A1), 0.892%, due 11/25/34 (2)	2,925,172
10,654	Bear Stearns Alt-A Trust (05-2-2A4), 2.609%, due 04/25/35 (2)	10,240
1,618,651	Bear Stearns Alt-A Trust (06-3-1A1), 0.532%, due 05/25/36 (2)(7)	1,075,226
1,029,539	Bear Stearns Alt-A Trust (06-4-32A1), 2.774%, due 07/25/36 (2)(7)	657,434
1,873,075	Bear Stearns ARM Trust (04-12-1A1), 2.616%, due 02/25/35 (2)	1,741,236
5,169,125	Bear Stearns ARM Trust (06-2-2A1), 2.734%, due 07/25/36 (2)(7)	4,392,014
562,259	Bear Stearns ARM Trust (07-1-2A1), 2.748%, due 02/25/47 (2)(7)	448,906
3,156,737	Bear Stearns ARM Trust (07-5-3A1), 4.938%, due 08/25/47 (2)(7)	2,906,799
3,806,369	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	3,926,681
8,138,663	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	8,355,658
9,153,988	Bear Stearns Asset-Backed Securities I Trust (06-HE9-1A2), 0.302%, due 11/25/36 (2)	6,659,994
1,069,095	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.332%, due 10/25/36 (2)	708,771
4,318,413	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.352%, due 09/25/47 (2)	3,595,222
8,762,877	BNC Mortgage Loan Trust (07-1-A2), 0.212%, due 03/25/37 (2)	8,709,958
3,163,539	BNC Mortgage Loan Trust (07-3-A2), 0.212%, due 07/25/37 (2)	3,137,012
5,958,534	Carrington Mortgage Loan Trust (05-NC5-A2), 0.472%, due 10/25/35 (2)	5,922,709
16,507,175	Carrington Mortgage Loan Trust (05-NC5-A3), 0.572%, due 10/25/35 (2)	15,745,072
9,150,000	Centex Home Equity (05-D-M1), 0.582%, due 10/25/35 (2)	8,916,245
1,944,317	Chase Mortgage Finance Corp. (06-A1-2A1), 2.691%, due 09/25/36 (2)(7)	1,727,167
11,376,761	Chase Mortgage Finance Corp. (07-A1-8A1), 2.65%, due 02/25/37 (2)	11,603,124
5,784,318	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	5,624,639

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$24,227,000	Chaseflex Trust (06-1-A3), 5.219%, due 06/25/36 (2)	$23,837,236
1,096,113	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,086,219
8,945,002	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	9,561,486
8,842,079	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A), 2.537%, due 07/25/36 (2)(7)	7,598,025
15,629,374	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.322%, due 11/25/36 (2)	15,462,726
6,086,053	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.302%, due 08/25/36 (2)	5,696,125
4,409,781	Citigroup Mortgage Loan Trust, Inc. (06-WFH3-A3), 0.302%, due 10/25/36 (2)	4,393,359
6,535,442	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(7)	4,983,086
971,648	Citigroup Mortgage Loan Trust, Inc. (07-WFH2-A2), 0.302%, due 03/25/37 (2)	973,581
6,985,432	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 2.687%, due 11/25/38 (1)(2)	7,119,925
1,647,230	Citigroup Mortgage Loan Trust, Inc. (09-4-11A1), (144A), 0.602%, due 10/25/36 (1)(2)	1,639,862
2,848,820	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.502%, due 07/25/36 (1)(2)	2,690,763
5,430,976	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	5,634,454
945,068	Citigroup Mortgage Loan Trust, Inc. (10-6-3A1), (144A), 2.612%, due 07/25/36 (1)(2)	952,099
1,268,027	Citigroup Mortgage Loan Trust, Inc. (10-9-5A5), (144A), 8.322%, due 03/25/37 (1)	1,320,746
14,737,486	Citigroup Mortgage Loan Trust, Inc. (12-10-3A1), (144A), 2.459%, due 12/25/35 (1)(2)	14,923,841
20,690,946	Citigroup Mortgage Loan Trust, Inc. (12-11-1A1), (144A), 0.332%, due 03/25/37 (1)(2)	19,944,085
7,102,491	Citigroup Mortgage Loan Trust, Inc. (12-8-4A1), (144A), 0.292%, due 01/25/37 (1)(2)	6,711,780
9,270,357	Citigroup Mortgage Loan Trust, Inc. (14-2-3A1), (144A), 0.292%, due 08/25/37 (1)(2)	9,103,453
2,339,621	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	2,398,316
6,206,538	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	6,241,030
2,041,158	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (7)	2,006,250
605,334	Countrywide Alternative Loan Trust (05-84-1A1), 2.691%, due 02/25/36 (2)	465,890
2,383,972	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	2,419,025
124,565	Countrywide Alternative Loan Trust (05-J5-1A1), 0.452%, due 05/25/35 (2)	123,768
8,494,420	Countrywide Alternative Loan Trust (06-HY12-A5), 3.779%, due 08/25/36 (2)	8,192,490
2,151,075	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21 (7)	2,174,561
2,959,639	Countrywide Alternative Loan Trust (07- HY5R-2A1A), 2.558%, due 03/25/47 (2)(7)	2,918,312
937,356	Countrywide Asset-Backed Certificates (05-1-MV2), 0.594%, due 07/25/35 (2)	938,855
27,375,116	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	28,765,909
22,214,665	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.452%, due 05/25/35 (2)	19,252,939
86,413	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 4.69%, due 09/20/35 (2)(7)	75,775
22,342	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 2.858%, due 09/25/47 (2)(7)	19,621
77,213	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 2.954%, due 03/25/37 (2)(7)	56,597
3,884,026	Credit Suisse Commercial Mortgage Trust (10-1R-8A1), (144A), 2.962%, due 05/27/47 (1)(2)	3,962,817
32,320,057	Credit Suisse Commercial Mortgage Trust (13-2R-2A1), (144A), 2.734%, due 02/27/36 (1)(2)	31,645,011

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$8,255,110	Credit Suisse Commercial Mortgage Trust (13-7R-4A1), (144A), 0.315%, due 07/26/36 (1)(2)	$7,492,280
113,581	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	121,702
3,859,439	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (7)	3,144,281
915,822	Credit Suisse First Boston Mortgage Securities Corp. (05-11-8A9), 5.25%, due 12/25/35	927,222
13,936,005	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (7)	11,085,493
3,967,844	Credit Suisse Mortgage Capital Certificates (10-1R-7A1), (144A), 2.609%, due 07/27/36 (1)(2)	3,989,129
5,720,746	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 3.514%, due 01/25/36	4,226,429
42,441,995	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.314%, due 10/25/36 (2)	28,180,284
22,932,939	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.384%, due 11/25/36 (2)	12,853,133
19,271,515	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 4.795%, due 02/25/37	14,166,760
712,271	Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 4.612%, due 04/25/37	716,442
20,350,752	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (7)	19,505,932
9,598,654	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36 (7)	9,351,296
25,518,625	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37 (7)	24,749,455
859,077	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.342%, due 02/25/37 (2)(7)	635,615
3,183,786	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.442%, due 10/19/45 (2)	2,770,057
20,241,123	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.352%, due 10/19/36 (2)	17,576,359
4,892,701	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.292%, due 04/19/47 (2)	4,134,964
5,556,142	EquiFirst Mortgage Loan Trust (04-2-1A1), 0.712%, due 10/25/34 (2)	5,556,704
6,745,489	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.424%, due 04/25/47 (2)	4,439,712
40,210,110	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.312%, due 12/25/37 (2)	24,121,603
23,596,264	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.362%, due 12/25/37 (2)	14,258,491
8,252,916	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.294%, due 01/25/38 (2)	5,029,062
13,421,847	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.374%, due 01/25/38 (2)	8,279,897
5,068,000	First Franklin Mortgage Loan Trust (06-FF9-2A4), 0.402%, due 06/25/36 (2)	3,027,430
8,260,804	First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1), 2.25%, due 05/25/35 (2)	7,763,389
7,853,658	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.254%, due 09/25/35 (2)(7)	6,730,325

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.482%, due 01/25/36 (2)	$10,727,828
7,220,465	Fremont Home Loan Trust (06-1-2A3), 0.332%, due 04/25/36 (2)	6,281,105
972,044	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 0.392%, due 08/25/45 (2)	849,117
33,271,213	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.302%, due 10/25/46 (2)(7)	32,086,741
2,150,287	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.61%, due 11/25/35 (1)(2)	2,190,304
8,475,955	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	8,899,533
3,139,249	GSAA Home Equity Trust (05-9-2A3), 0.522%, due 08/25/35 (2)	2,946,568
9,273,750	GSR Mortgage Loan Trust (04-9-3A1), 2.745%, due 08/25/34 (2)	9,350,631
5,025,567	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35	5,242,164
28,659,860	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	28,242,085
61,593	GSR Mortgage Loan Trust (07-AR2-2A1), 2.688%, due 05/25/37 (2)(7)	55,729
4,513,904	GSR Mortgage Loan Trust (07-AR2-5A1A), 5.188%, due 05/25/37 (2)	4,270,126
3,873,011	Harborview Mortgage Loan Trust (05-9-2A1A), 0.492%, due 06/20/35 (2)	3,632,726
38,346,498	Harborview Mortgage Loan Trust (06-8-2A1A), 0.342%, due 07/21/36 (2)	31,086,356
13,058,217	Home Equity Asset Trust (05-8-2A4), 0.512%, due 02/25/36 (2)	12,819,672
6,448,076	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 0.732%, due 07/25/34 (2)	6,426,745
2,035,720	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.602%, due 10/25/34 (2)(3)	2,039,264
1,359,302	HSBC Home Equity Loan Trust USA (06-1-A2), 0.332%, due 01/20/36 (2)	1,350,220
20,000,000	HSBC Home Equity Loan Trust USA (06-4-M1), 0.412%, due 03/20/36 (2)	19,492,230
2,254,538	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	2,196,311
17,492	Impac CMB Trust (04-5-1A1), 0.872%, due 10/25/34 (2)	16,963
140,507	Impac CMB Trust (05-1-1A1), 0.672%, due 04/25/35 (2)	127,762
14,599,312	Indymac Index Mortgage Loan Trust (04-AR4-2A), 2.607%, due 08/25/34 (2)	14,244,294
2,193,248	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.557%, due 11/25/34 (2)	1,833,384
8,984,521	Indymac Index Mortgage Loan Trust (05-AR17-3A1), 2.339%, due 09/25/35 (2)(7)	7,448,401
10,069,160	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 4.614%, due 11/25/35 (2)(7)	8,573,475
5,802,912	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 4.654%, due 12/25/35 (2)(7)	5,339,306
9,097,068	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.344%, due 06/25/35 (2)	7,622,333
7,929,015	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 2.524%, due 08/25/36 (2)	5,933,440
16,138,592	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.332%, due 02/25/37 (2)	12,689,613
10,787,754	Indymac Index Mortgage Loan Trust (06-AR8-A3A), 0.382%, due 07/25/46 (2)(7)	8,662,146
38,471	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.451%, due 06/25/37 (2)(7)	25,042
18,951,749	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 2.42%, due 07/25/37 (2)(7)	12,016,622
28,786,470	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 2.638%, due 05/25/37 (2)(7)	21,100,886
7,483,720	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 2.82%, due 11/25/37 (2)	7,136,236
24,057,951	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.332%, due 02/25/37 (2)	23,329,681
968,177	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.475%, due 12/26/35 (1)(2)	979,756
2,876,593	Jefferies & Co., Inc. (11-R1-2A1), (144A), 0.294%, due 08/26/47 (1)(2)	2,881,593
13,876,276	JPMorgan Alternative Loan Trust (06-A2-5A1), 4.943%, due 05/25/36 (2)(7)	10,894,750
18,783,260	JPMorgan Alternative Loan Trust (06-A4-A8), 3.747%, due 09/25/36 (2)(7)	17,256,331
9,998,306	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 4.9%, due 10/25/36	7,828,499
29,015,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.312%, due 01/25/36 (2)	25,307,202
925,803	JPMorgan Mortgage Trust (05-A6-7A1), 2.745%, due 08/25/35 (2)(7)	883,095
8,212,445	JPMorgan Mortgage Trust (06-A2-5A3), 2.546%, due 11/25/33 (2)	8,406,766
1,285,539	JPMorgan Mortgage Trust (06-A4-1A4), 2.7%, due 06/25/36 (2)(7)	1,110,836

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$54,081	JPMorgan Mortgage Trust (06-A7-2A4R), 2.526%, due 01/25/37 (2)(7)	$48,600
3,172,337	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21	3,176,024
1,491,823	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.428%, due 08/26/36 (1)(2)	1,502,279
11,922,459	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.322%, due 11/26/36 (1)(2)	11,543,326
1,786,780	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	1,704,386
6,390,622	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (7)	6,446,386
4,978,928	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (7)	3,897,739
36,713,905	Lehman XS Trust (06-10N-1A3A), 0.362%, due 07/25/46 (2)(7)	28,845,712
9,912,673	Lehman XS Trust (06-12N-A31A), 0.352%, due 08/25/46 (2)(7)	7,547,460
12,869,634	Lehman XS Trust (06-13-1A2), 0.322%, due 09/25/36 (2)(7)	10,657,962
8,681,981	Lehman XS Trust (06-16N-A2A), 0.302%, due 11/25/46 (2)(7)	8,717,551
12,906,106	Lehman XS Trust (06-19-A2), 0.322%, due 12/25/36 (2)(7)	10,466,981
29,613,227	Lehman XS Trust (06-9-A1B), 0.312%, due 05/25/46 (2)(7)	24,028,410
14,338,317	Lehman XS Trust (06-GP1-A2A), 0.322%, due 05/25/46 (2)(7)	14,135,544
13,831,889	Lehman XS Trust (06-GP4-3A2A), 0.312%, due 08/25/46 (2)(7)	13,259,962
4,628,706	Lehman XS Trust (07-4N-1A1), 0.282%, due 03/25/47 (2)(7)	4,277,419
835,696	Long Beach Mortgage Loan Trust (05-WL3-2A3), 0.482%, due 11/25/35 (2)	836,880
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.482%, due 01/25/46 (2)	11,010,294
13,175,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.492%, due 01/25/46 (2)	10,865,857
9,788,600	Luminent Mortgage Trust (07-2-1A3), 0.372%, due 05/25/37 (2)	8,929,924
10,950,000	Madison Avenue Manufactured Housing Contract (02-A-B1), 3.402%, due 03/25/32 (2)	11,120,674
21,439,006	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 0.732%, due 11/25/34 (2)	21,073,418
563,162	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.262%, due 03/25/47 (2)	550,495
9,343,453	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	9,538,558
87,864	MASTR Alternative Loans Trust (06-2-2A1), 0.552%, due 03/25/36 (2)(7)	27,170
370,485	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	371,012
114,268	MASTR Asset Securitization Trust (06-3-2A1), 0.602%, due 10/25/36 (2)(7)	82,760
2,343,279	MASTR Asset-Backed Securities Trust (06-AB1-A2), 0.382%, due 02/25/36 (2)	2,297,558
5,578,775	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	5,796,553
30,130,714	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.312%, due 11/25/36 (2)	19,558,811
17,078	MASTR Seasoned Securitization Trust (04-1-4A1), 2.582%, due 10/25/32 (2)	17,163
2,720,767	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 0.382%, due 01/25/37 (2)	1,321,209
1,399,562	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.312%, due 01/25/37 (2)	649,607
11,503,270	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.322%, due 04/25/37 (2)	6,286,571
40,256,586	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.402%, due 04/25/37 (2)	22,255,451
9,921,465	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.492%, due 04/25/37 (2)	5,555,604
8,910,253	Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C), 0.392%, due 05/25/37 (2)	5,333,240
4,636,189	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.282%, due 06/25/37 (2)	2,952,135
54,713,440	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.312%, due 07/25/37 (2)	33,270,969
4,798,694	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 2.53%, due 08/25/36 (2)(7)	4,427,275
4,962,246	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	5,339,007
3,834,741	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.112%, due 09/25/34 (2)	3,716,824
5,687,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 0.947%, due 07/25/35 (2)	5,491,993
23,581,042	Morgan Stanley ABS Capital I, Inc. Trust (05-HE5-M1), 0.572%, due 09/25/35 (2)	23,089,401

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$4,413,000	Morgan Stanley Home Equity Loan Trust (05-2-M3), 0.827%, due 05/25/35 (2)	$4,269,432
5,155,000	Morgan Stanley Home Equity Loan Trust (06-2-A4), 0.432%, due 02/25/36 (2)	4,558,802
9,432,041	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.432%, due 11/25/35 (2)	9,374,571
1,042,451	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	692,370
5,185,043	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.272%, due 04/25/37 (2)	2,871,658
18,061,455	Morgan Stanley REREMIC Trust (10-R2-2B), (144A), 0.392%, due 05/26/36 (1)(2)	17,721,365
6,292,380	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 2.716%, due 01/26/47 (1)(2)	6,325,502
766,371	MortgageIT Trust (05-3-A1), 0.452%, due 08/25/35 (2)	724,690
7,713,178	MortgageIT Trust (05-4-A1), 0.432%, due 10/25/35 (2)	7,036,979
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.402%, due 04/25/37 (2)	7,660,220
7,490,800	New Century Home Equity Loan Trust (05-1-A1SS), 0.672%, due 03/25/35 (2)	7,466,635
20,937,041	New Century Home Equity Loan Trust (05-2-M1), 0.582%, due 06/25/35 (2)	20,672,445
26,624,625	New Century Home Equity Loan Trust (05-3-M1), 0.632%, due 07/25/35 (2)	26,516,609
10,656,319	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.327%, due 01/26/37 (1)(2)	10,241,854
5,608,644	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	5,965,665
26,726,929	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	27,712,271
2,816,464	Origen Manufactured Housing Contract Trust (04-A-M2), 6.64%, due 01/15/35 (2)	3,099,526
2,257,106	Origen Manufactured Housing Contract Trust (04-B-B1), 7.5%, due 11/15/35 (2)	2,539,047
1,382,620	Origen Manufactured Housing Contract Trust (04-B-M2), 6.51%, due 11/15/35 (2)	1,520,606
1,313,353	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	1,419,554
1,072,125	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	1,165,250
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.426%, due 03/25/37 (2)	13,103,310
24,622,019	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.314%, due 09/25/37 (2)	13,579,462
12,103,116	Park Place Securities, Inc. (05-WCH1-M2), 0.672%, due 01/25/36 (2)	12,060,199
9,144,221	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (7)	8,524,773
8,545,280	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	9,320,602
1,405,296	RAAC Series Trust (07-SP1-A2), 0.502%, due 03/25/37 (2)	1,402,309
4,632,000	RAAC Series Trust (07-SP1-A3), 0.632%, due 03/25/37 (2)	4,464,857
2,129,161	RBSSP Resecuritization Trust (10-12-4A1), (144A), 4%, due 05/21/36 (1)(2)	2,166,539
16,914,040	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.301%, due 07/25/35 (2)(7)	14,087,259
2,662,272	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (7)	2,353,420
36,959	Residential Accredit Loans, Inc. (06-QA1-A21), 3.729%, due 01/25/36 (2)(7)	28,953
15,127,831	Residential Accredit Loans, Inc. (06-QA10-A2), 0.332%, due 12/25/36 (2)(7)	11,180,435
45,727	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.402%, due 02/25/36 (2)(7)	30,563
10,760,435	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.422%, due 02/25/46 (2)	7,272,333
3,394,607	Residential Accredit Loans, Inc. (06-QO9-1A2A), 0.302%, due 12/25/46 (2)(7)	3,325,024
93,294,441	Residential Accredit Loans, Inc. (06-QS10-AV), 0.549%, due 08/25/36 (I/O)(2)(8)	2,406,670
93,197,304	Residential Accredit Loans, Inc. (06-QS11-AV), 0.33%, due 08/25/36 (I/O)(2)(8)	1,278,481
7,716,508	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (7)	6,617,322
130,877,083	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.739%, due 06/25/36 (I/O)(2)(8)	4,162,807
27,786,565	Residential Accredit Loans, Inc. (06-QS7-AV), 0.669%, due 06/25/36 (I/O) (2)(8)	888,976
3,420,118	Residential Accredit Loans, Inc. (06-RS3-A3), 0.352%, due 05/25/36 (2)(7)	3,288,785
6,216,400	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.177%, due 01/25/37 (I/O) (2)(8)	49,824
46,538,090	Residential Accredit Loans, Inc. (07-QS2-AV), 0.314%, due 01/25/37 (I/O) (2)(8)	639,578
181,004,617	Residential Accredit Loans, Inc. (07-QS3-AV), 0.324%, due 02/25/37 (I/O) (2)(8)	2,656,026

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$20,584,582	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.385%, due 03/25/37 (I/O) (2)(8)	$315,984
29,436,724	Residential Accredit Loans, Inc. (07-QS5-AV), 0.249%, due 03/25/37 (I/O) (2)(8)	270,494
6,814,384	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (7)	5,408,552
42,940,022	Residential Accredit Loans, Inc. (07-QS8-AV), 0.39%, due 06/25/37 (I/O) (2)(8)	637,316
2,147,153	Residential Asset Securities Corp. Trust (06-KS2-A3), 0.342%, due 03/25/36 (2)	2,147,984
64,929	Residential Funding Mortgage Securities I (05-SA5-2A), 3.07%, due 11/25/35 (2)	58,501
4,940,550	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (7)	4,388,221
1,672,040	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (7)	1,466,153
18,248,074	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (7)	16,697,225
59,880	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.026%, due 04/25/37 (2)(7)	52,339
20,285,013	Saxon Asset Securities Trust (06-2-A2), 0.282%, due 09/25/36 (2)	18,892,081
659,565	Saxon Asset Securities Trust (06-3-A2), 0.262%, due 10/25/46 (2)	659,147
22,615,000	Saxon Asset Securities Trust (06-3-A3), 0.322%, due 10/25/46 (2)	18,505,131
27,248,883	Saxon Asset Securities Trust (07-2-A2D), 0.752%, due 05/25/47 (2)	19,107,211
4,300,642	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.492%, due 02/25/37 (2)	2,424,137
54,491,022	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.382%, due 02/25/37 (2)	29,599,120
27,259,379	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.292%, due 01/25/37 (2)	18,449,886
8,350,376	SG Mortgage Securities Trust (05-OPT1-A3), 0.502%, due 10/25/35 (2)	8,151,261
31,396,662	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.392%, due 12/25/36 (1)(2)	19,733,273
5,738,250	Soundview Home Equity Loan Trust (05-OPT3-A4), 0.452%, due 11/25/35 (2)	5,684,342
26,180,000	Soundview Home Equity Loan Trust (06-2-A4), 0.422%, due 03/25/36 (2)	25,023,027
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.382%, due 06/25/36 (2)	6,459,419
5,050,163	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.292%, due 12/25/36 (2)	4,985,059
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.402%, due 08/25/37 (2)	2,589,039
2,757,401	Specialty Underwriting & Residential Finance (05-BC3-M1), 0.602%, due 06/25/36 (2)(3)	2,759,626
2,449,379	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.502%, due 09/25/36 (2)	2,396,193
27,778	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.302%, due 09/25/37 (2)	15,718
5,898,267	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 2.401%, due 09/25/34 (2)	5,888,936
10,466,179	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 2.376%, due 10/25/34 (2)	10,657,658
13,660,233	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.102%, due 08/25/35 (2)	13,071,381
4,038,748	Structured Adjustable Rate Mortgage Loan Trust (05-23-1A3), 2.498%, due 01/25/36 (2)(7)	3,771,282
6,500,119	Structured Adjustable Rate Mortgage Loan Trust (06-1-7A2), 5.082%, due 02/25/36 (2)(7)	6,447,676
1,011,250	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 4.925%, due 03/25/36 (2)(7)	857,140
9,858,834	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 2.626%, due 06/25/36 (2)(7)	8,426,846
7,125,750	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.646%, due 02/25/37 (2)	6,097,989
3,661,841	Structured Asset Investment Loan Trust (05-3-M1), 0.722%, due 04/25/35 (2)	3,656,882
270,892	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 1.379%, due 05/25/36 (2)	171,801

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$47,612,460	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.626%, due 08/25/47 (2)	$42,103,127
551,711	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	576,318
3,708,194	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	3,775,710
11,353,411	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.302%, due 07/25/36 (1)(2)	11,082,065
14,345,000	Structured Asset Securities Corp. (06-WF2-A4), 0.462%, due 07/25/36 (2)	13,363,372
2,912,400	Structured Asset Securities Corp. (07-BC3-2A1), 0.212%, due 05/25/47 (2)	2,899,545
575,828	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 2.723%, due 04/25/37 (2)(7)	483,092
25,216	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 2.727%, due 06/25/37 (2)(7)	22,891
2,156,676	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 2.761%, due 01/25/37 (2)	2,135,343
376,088	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.394%, due 08/25/36 (2)	235,758
11,673,676	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.401%, due 01/25/35 (2)	11,764,567
16,621,960	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.442%, due 10/25/45 (2)	15,562,310
819,503	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.576%, due 10/25/45 (2)	819,512
3,381,578	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.475%, due 12/25/35 (2)	3,172,008
2,670,441	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.374%, due 01/25/36 (2)	2,470,703
509,009	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.462%, due 01/25/45 (2)	477,140
1,474,186	WaMu Mortgage Pass-Through Certificates (05-AR5-A5), 2.397%, due 05/25/35 (2)	1,475,758
4,756,985	WaMu Mortgage Pass-Through Certificates (05-AR7-A2), 2.408%, due 08/25/35 (2)	4,758,821
13,476,304	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 0.472%, due 07/25/45 (2)	12,801,725
36,386,737	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.196%, due 01/25/46 (2)	35,752,862
9,292,777	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 0.936%, due 12/25/46 (2)	8,631,708
166,841	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.332%, due 11/25/30 (2)	162,786
2,874,448	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (7)	2,644,972
4,567,633	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.752%, due 07/25/36 (2)(7)	2,965,256
9,116,832	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.846%, due 12/25/46 (2)(7)	5,669,010
8,459,676	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.826%, due 01/25/47 (2)(7)	5,984,256
3,061,224	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 2.018%, due 04/25/47 (2)(7)	2,223,471
6,810,925	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.462%, due 06/25/37 (2)(7)	5,183,924
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.434%, due 04/25/36 (2)	9,492,147
5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 0.472%, due 03/25/37 (2)	3,432,097
8,758,650	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 2.615%, due 01/25/35 (2)	8,689,343
9,779,783	Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1), 2.615%, due 03/25/36 (2)	9,803,030
13,631,175	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 2.617%, due 08/25/36 (2)	12,683,328
5,257,057	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 2.613%, due 05/25/36 (2)(7)	4,898,529
12,538,224	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	12,205,428
955,879	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 2.689%, due 08/25/37 (2)(7)	843,561

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$6,719,101	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	$7,105,117
13,726,115	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.625%, due 03/27/37 (1)(2)	13,533,821
13,056,185	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.336%, due 09/27/47 (1)(2)	12,549,449

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,187,620,474)	2,564,347,849

	U.S. Government Agency Obligations (2.4%)
76,620,000	Federal Home Loan Bank, 0.75%, due 05/26/28 (3)	75,898,096
26,700,000	Federal National Mortgage Association, 0.625%, due 04/29/16 (3)	26,773,400
45,965,000	Federal National Mortgage Association, 1%, due 02/27/17 (3)	46,101,792
14,130,000	Federal National Mortgage Association, 2.5%, due 02/13/20 (3)	14,336,976
25,000,000	Federal National Mortgage Association, 2.63%, due 10/10/24 (3)	23,762,019

	Total U.S. Government Agency Obligations (Cost: $187,221,571)	186,872,283

	U.S. Treasury Securities (16.0%)
41,347,271	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (9)	42,137,086
37,044,126	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (3)(9)	37,575,190
238,260,000	U.S. Treasury Note, 0.25%, due 08/15/15 (3)	238,529,949
377,765,000	U.S. Treasury Note, 0.25%, due 02/29/16	377,174,931
114,000,000	U.S. Treasury Note, 0.75%, due 06/30/17 (3)	113,238,480
113,155,000	U.S. Treasury Note, 1.625%, due 03/31/19	112,956,121
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20 (3)	83,666,556
245,430,000	U.S. Treasury Note, 2.75%, due 02/15/24 (3)	247,596,656

	Total U.S. Treasury Securities (Cost: $1,246,688,155)	1,252,874,969

	Total Fixed Income Securities (Cost: $7,757,398,612) (104.8%)	8,203,564,310

Number of Shares	Money Market Investments
83,399,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (10)	83,399,000
48,298,000	DWS Money Market Series — Institutional Shares, 0.06% (10)	48,298,000

	Total Money Market Investments (Cost: $131,697,000) (1.7%)	131,697,000

Principal Amount	Short-Term Investments
	Commercial Paper (1.5%)
	Banks (1.1%)
$14,315,000	RBS Holdings USA, Inc. (United Kingdom), 0.203%, due 06/23/14 (11)	14,310,785
13,890,000	Macquarie Bank, Ltd. (Australia), 0.203%, due 05/27/14 (11)	13,887,994
57,470,000	Macquarie Bank, Ltd. (Australia), 0.203%, due 05/28/14 (11)	57,461,379

	Total Banks	85,660,158

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2014

Principal Amount	Short-Term Investments

	Electric (0.4%)
$35,600,000	National Rural Utilities Cooperative Finance Corp., 0.09%, due 05/15/14 (11)	$35,598,754

	Total Commercial Paper (Cost: $121,258,912)	121,258,912

	Discount Notes (2.0%)
77,855,000	Federal Home Loan Bank Discount Note, 0.055%, due 07/30/14 (11)	77,847,214
79,400,000	Federal Home Loan Bank Discount Note, 0.075%, due 06/06/14 (3)(11)	79,394,045

	Total Discount Notes (Cost: $157,238,340)	157,241,259

	Repurchase Agreement (2.4%)
80,000,000

Deutsche Bank LLC, 0.05%, due 05/01/14 (collateralized by $36,450,000 Federal Home Loan Bank, with interest rates ranging from 0% - 4.875% and maturity dates ranging from 05/17/17 - 12/27/32, valued at $34,541,120; $6,973,000 Federal Farm Credit Banks, with interest rates ranging from 0.5% - 5.41% and maturity dates ranging from 06/23/15 - 04/17/36, valued at $7,728,593; $41,877,119 Federal National Mortgage Association, with interest rates ranging from 0.5% - 7.125% and maturity dates ranging from 12/19/14 - 04/18/36, valued at $36,957,097; $3,370,000 Financing Corp., Principal Strips, 0%, and maturity dates ranging from 09/26/18 - 09/26/19, valued at $2,371,482; $2,000 Resolution Funding Corp., Principal Strips, 0%, and maturity dates ranging from 07/15/20 - 10/15/20, valued at $1,708) (Total Amount to be Received Upon Repurchase $80,000,111)

		80,000,000
9,062,361	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $9,950,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22, valued at $9,246,147) (Total Amount to be Received Upon Repurchase $9,062,361)	9,062,361
100,000,000	The Royal Bank of Scotland PLC, 0.05%, due 05/06/14 (collateralized by $44,500,000 U.S. Treasury Note, 1.75%, due 05/15/23, valued at $41,703,836; $6,000,000 Federal Farm Credit Banks, 0%, due 05/09/14, valued at $5,999,940; $51,850,000 Federal Farm Credit Banks, 3.5%, due 12/20/23, valued at $54,300,402) (Total Amount to be Received Upon Repurchase $100,000,972)	100,000,000

	Total Repurchase Agreement (Cost: $189,062,361)	189,062,361

	U.S. Treasury Security (Cost: $5,090,629) (0.1%)
5,091,000	U.S. Treasury Bill, 0.028%, due 08/14/14 (11)	5,090,593

	Total Short-Term Investments (Cost: $472,650,242) (6.0%)	472,653,125

	Total Investments (Cost: $8,361,745,854) (112.5%)	8,807,914,435
	Liabilities in Excess of Other Assets (-12.5%)	(979,202,464)

	Net Assets (100.0%)	$7,828,711,971

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
BUY
2,255	90 Day Eurodollar Futures	03/14/16	$556,223,937	$(1,218,309)
2,255	90 Day Eurodollar Futures	06/13/16	554,532,688	(2,008,320)
2,255	90 Day Eurodollar Futures	09/19/16	552,926,000	(2,656,632)
2,255	90 Day Eurodollar Futures	12/19/16	551,403,875	(3,191,434)

			$2,215,086,500	$(9,074,695)

Notes to the Schedule of Investments:

ACES - Alternative	Credit Enhancement Securities
ARM - Adjustable-Rate	Mortgage
CDO - Collateralized	Debt Obligation.
CLO - Collateralized	Loan Obligation.
I/F - Inverse	Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - Interest	Only Security.
PAC - Planned	Amortization Class.
P/O - Principal	Only Security.
TAC - Target	Amortization Class.
TBA - To	be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $548,533,050 or 7.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2014.
(3)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2)
(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2014, the value of these securities amounted to $8,196,925 or 0.1% of net assets.
(5)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(8)	Illiquid security.
(9)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(10)	Rate disclosed, the 7-day net yield, is as of April 30, 2014.
(11)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Asset-Backed Securities	7.4%
Commercial Mortgage-Backed Securities — Agency	6.1
Commercial Mortgage-Backed Securities — Non-Agency	0.7
Residential Mortgage-Backed Securities — Agency	39.4
Residential Mortgage-Backed Securities — Non-Agency	32.8
U.S. Government Agency Obligations	2.4
U.S. Treasury Securities	16.0
Money Market Investments	1.7
Short-Term Investments	6.0

Total	112.5%

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2014

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (2)	$1,314,985	$3,941	$16,843
Foreign Currency, at Value	—	—	24	(3)
Receivable for Securities Sold	824	—	—
Receivable for When-Issued Securities	5,962	—	—
Receivable for Fund Shares Sold	1,363	—	—
Interest and Dividends Receivable	5,077	13	109
Receivable from Investment Advisor	—	14	5
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	—	22
Open Swap Agreements, at Value	—	4	—
Cash Collateral Held for Brokers	—	127	10
Other Assets	55	19	19

Total Assets	1,328,266	4,118	17,032

LIABILITIES
Distributions Payable	184	—	—
Payable for Securities Purchased	5,868	—	—
Payable for When-Issued Securities	134,349	—	998
Payable for Fund Shares Redeemed	2,467	—	—	(4)
Accrued Directors’ Fees and Expenses	10	10	10
Accrued Compliance Expense	3	—	—	(4)
Accrued Management Fees	400	2	7
Accrued Distribution Fees	135	—	2
Interest Payable on Swap Agreements	—	— (4)	—
Other Accrued Expenses	266	65	30

Total Liabilities	143,682	77	1,047

NET ASSETS	$1,184,584	$4,041	$15,985

NET ASSETS CONSIST OF:
Paid-in Capital	$1,159,074	$4,157	$15,163
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Agreements and Foreign Currency	291	(185)	(100)
Unrealized Appreciation of Investments, Swap Agreements and Foreign Currency	22,980	97	848
Undistributed (Overdistributed) Net Investment Income	2,239	(28)	74

NET ASSETS	$1,184,584	$4,041	$15,985

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$533,435	$2,245	$8,256

N Class Share	$651,149	$1,796	$7,729

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	48,106,121	267,489	790,853

N Class Share	58,782,966	214,063	740,391

NET ASSET VALUE PER SHARE: (6)
I Class Share	$11.09	$8.39	$10.44

N Class Share	$11.08	$8.39	$10.44

(1)	Consolidated Statement of Asset and Liabilities (See Note 2).
(2)	The identified cost for the TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund at April 30, 2014 was $1,292,005, $3,848 and $16,017, respectively.
(3)	The identified cost for the TCW Global Bond Fund at April 30, 2014 was $24.
(4)	Amount rounds to less than $1.
(5)	The number of authorized shares with a par value of $0.001 per share, for the TCW Core Fixed Income Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund is 2,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2014

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$34,727	$20,993	$8,807,914
Receivable for Securities Sold	629	3	419
Receivable for When-issued Securities	—	—	174,125
Receivable for Fund Shares Sold	71	49	35,321
Interest and Dividends Receivable	442	53	17,568
Receivable from Investment Advisor	13	13	674
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	—	1,269
Open Swap Agreements, at Value	17	—	—
Other Assets	26	8	138

Total Assets	35,925	21,119	9,037,428

LIABILITIES
Distributions Payable	27	4	3,808
Payable for Securities Purchased	747	273	42,889
Payable for When-Issued Securities	200	—	1,144,719
Payable for Fund Shares Redeemed	56	154	12,249
Accrued Directors’ Fees and Expenses	10	10	10
Accrued Compliance Expense	— (2)	— (2)	14
Accrued Management Fees	13	6	3,158
Accrued Distribution Fees	3	—	504
Interest Payable on Swap Agreements	1	—	—
Other Accrued Expenses	53	16	1,365

Total Liabilities	1,110	463	1,208,716

NET ASSETS	$34,815	$20,656	$7,828,712

NET ASSETS CONSIST OF:
Paid-in Capital	$35,047	$28,083	$7,380,819
Accumulated Net Realized Gain (Loss) on Investments and Swap Agreements	(945)	(7,448)	49,557
Unrealized Appreciation of Investments, Futures Contracts and Swap Agreements	752	78	437,093
Overdistributed Net Investment Income	(39)	(57)	(38,757)

NET ASSETS	$34,815	$20,656	$7,828,712

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$22,319	$20,656	$5,362,920

N Class Share	$12,496		$2,465,792

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	3,472,620	2,354,265	527,451,775

N Class Share	1,930,760		235,123,750

NET ASSET VALUE PER SHARE: (4)
I Class Share	$6.43	$8.77	$10.17

N Class Share	$6.47		$10.49

(1)	The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2014 was $33,966, $20,915 and $8,361,746, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2014

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)		TCW Global Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$13,813	$44		$310

Total	13,813	44		310

Expenses:
Management Fees	2,364	11		45
Accounting Services Fees	63	13		2
Administration Fees	67	17		5
Transfer Agent Fees:
I Class	61	7		4
N Class	283	4		4
Custodian Fees	24	10		14
Professional Fees	51	22		20
Directors’ Fees and Expenses	11	10		10
Registration Fees:
I Class	25	11		7
N Class	42	11		7
Distribution Fees:
N Class	844	2		10
Compliance Expense	7	—	(2)	— (2)
Shareholder Reporting Expense	4	1		1
Other	74	4		4

Total	3,920	123		133

Less expenses waived/reimbursed	—	77		—
Less Expenses Borne by Investment Advisor:
I Class	70	16		15
N Class	14	17		25

Net Expenses	3,836	13		93

Net Investment Income	9,977	31		217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	1,239	—	(2)	(26)
Foreign Currency	—	—		(69)
Futures Contracts	—	—		(24)
Swap Agreements	—	302		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	8,640	(15)		28
Foreign Currency	—	—		31
Futures Contracts	—	—		35
Swap Agreements	—	103		—

Net Realized and Unrealized Gain (Loss) on Investments	9,879	390		(25)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,856	$421		$192

(1)	Consolidated Statement of Operations (See Note 2).
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2014

	TCW High Yield Bond Fund	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$959	$101		$120,382

Total	959	101		120,382

Expenses:
Management Fees	81	31		18,683
Accounting Services Fees	11	1		372
Administration Fees	6	4		433
Transfer Agent Fees:
I Class	8	6		1,081
N Class	7	—		728
Custodian Fees	8	7		64
Professional Fees	18	34		157
Directors’ Fees and Expenses	10	11		10
Registration Fees:
I Class	8	11		72
N Class	14	—		101
Distribution Fees:
N Class	16	—		3,040
Compliance Expense	—	—	(1)	57
Shareholder Reporting Expense	3	—		12
Other	6	4		547

Total	196	109		25,357

Less Expenses Borne by Investment Advisor:
I Class	48	70		3,347
N Class	40	—		1,285

Net Expenses	108	39		20,725

Net Investment Income	851	62		99,657

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	7	25		47,675
Futures Contracts	—	—		— (1)
Swap Agreements	(2)	—		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	559	(6)		(7,093)
Futures Contracts	—	—		(3,862)
Swap Agreements	(9)	—		—

Net Realized and Unrealized Gain (Loss) on Investments	555	19		36,720

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,406	$81		$136,377

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS
Net Investment Income	$9,977	$19,977	$31	$76
Net Realized Gain (Loss) on Investments, Swap Agreements	1,239	(1,823)	302	(451)
Change in Unrealized Appreciation (Depreciation) on Investments, Swap Agreements	8,640	(25,711)	88	13

Increase (Decrease) in Net Assets Resulting from Operations	19,856	(7,557)	421	(362)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(3,957)	(9,375)	(16)	(41)
N Class	(4,391)	(10,322)	(12)	(33)
Distributions from Net Realized Gain:
I Class	—	(5,117)	(9)	(12)
N Class	—	(5,672)	(7)	(9)

Total Distributions to Shareholders	(8,348)	(30,486)	(44)	(95)

NET CAPITAL SHARE TRANSACTIONS
I Class	(61,465)	103,896	22	49
N Class	(53,593)	189,898	20	39

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(115,058)	293,794	42	88

Increase (Decrease) in Net Assets	(103,550)	255,751	419	(369)
NET ASSETS
Beginning of Period	1,288,134	1,032,383	3,622	3,991

End of Period	$1,184,584	$1,288,134	$4,041	$3,622

Undistributed (Overdistributed) Net Investment Income	$2,239	$610	$(28)	$(31)

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS
Net Investment Income	$217	$749	$851	$2,290
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Agreements and Foreign Currency Transactions	(119)	(219)	5	1,156
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Agreements and Foreign Currency Transactions	94	(644)	550	(584)

Increase (Decrease) in Net Assets Resulting from Operations	192	(114)	1,406	2,862

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(88)	(171)	(588)	(1,613)
N Class	(83)	(177)	(299)	(878)
Distributions from Net Realized Gain:
I Class	(62)	(323)	—	—
N Class	(59)	(332)	—	—

Total Distributions to Shareholders	(292)	(1,003)	(887)	(2,491)

NET CAPITAL SHARE TRANSACTIONS
I Class	(2,871)	468	(4,160)	(9,109)
N Class	(3,960)	710	(2,266)	(6,044)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(6,831)	1,178	(6,426)	(15,153)

Increase (Decrease) in Net Assets	(6,931)	61	(5,907)	(14,782)
NET ASSETS
Beginning of Period	22,916	22,855	40,722	55,504

End of Period	$15,985	$22,916	$34,815	$40,722

Undistributed (Overdistributed) Net Investment Income	$74	$28	$(39)	$(3)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS
Net Investment Income	$62	$152	$99,657	$216,773
Net Realized Gain on Investments	25	17	47,675	54,557
Change in Unrealized Depreciation on Investments and Futures Contracts	(6)	(64)	(10,955)	(38,386)

Increase in Net Assets Resulting from Operations	81	105	136,377	232,944

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(127)	(191)	(76,557)	(192,962)
N Class	—	—	(33,767)	(80,162)
Distributions from Return of Capital:
I Class	—	—	—	(82,909)
N Class	—	—	—	(35,276)

Total Distributions to Shareholders	(127)	(191)	(110,324)	(391,309)

NET CAPITAL SHARE TRANSACTIONS
I Class	5,500	2,474	258,908	(640,914)
N Class	—	—	(34,103)	197,146

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	5,500	2,474	224,805	(443,768)

Increase (Decrease) in Net Assets	5,454	2,388	250,858	(602,133)
NET ASSETS
Beginning of Period	15,202	12,814	7,577,854	8,179,987

End of Period	$20,656	$15,202	$7,828,712	$7,577,854

Undistributed (Overdistributed) Net Investment Income	$(57)	$8	$(38,757)	$(28,090)

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2014

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 21 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return by investing in fixed income securities with prudent investment management over a full market cycle.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return by investing in high yield bonds, commonly known as “junk” bonds as well as investing in certain mortgage-backed and asset-backed securities with reasonable risk over a full market cycle.

TCW Short Term Bond Fund	Seeks to maximize income by investing at least 80% of its net assets in a diversified portfolio of debt securities of varying maturities including bonds, notes and other similar fixed income instruments issued by government or private sector issuers.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return by investing at least 80% of its net assets in debt securities and with prudent investment management over a full market cycle. At least 50% of its net assets will be invested in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations; or privately issued mortgage-backed securities rated Aa3 or higher by Moody’s or AA- or higher by S&P; or other obligations of the United States Governments, its agencies, instrumentalities or sponsored corporations; or money market instruments.

Non-Diversified Fixed Income Funds

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing in commodity linked derivative instruments backed by a portfolio of fixed income instruments.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objective

TCW Global Bond Fund	Seeks total return by investing at least 80% of its net assets in debt securities of government and corporate issuers. The Fund invests in corporate debt securities of issuers in a number of countries, which may include the United States. The Fund also invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed income sectors, including U.S and non-U.S. government securities.

All Funds, except for the TCW Short Term Bond Fund, offer two classes of shares: I Class and N Class. The TCW Short Term Bond Fund offers only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Enhanced Commodity Strategy Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in the TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $851 (in thousands) or 21.05% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class by the number of shares issued and outstanding of that class on each business day as of 1:00 p.m. Pacific Time.

Security Valuations:    Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using official closing price as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. Over-the counter options are valued using dealer quotations.

The value of short-term debt securities held in the Funds with remaining maturities of 60 days or less at the time of purchase is determined by using the amortized cost method applied to each individual security which approximates market value. Other short-term debt securities are valued on marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are fair valued in good faith by the Advisor under procedures established by and under the general supervision of the Company Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities and mortgage-backed securities.    The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized in Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if the discount is applied and insignificant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Fund’s futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized in Level 1.

Money market funds.    Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise the fair values would be categorized in Level 3.

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Total return swaps.    Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

U.S. government and agency securities.    U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the TCW Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$243,448,466	$—	$243,448,466
Municipal Bonds	—	22,548,336	—	22,548,336
Foreign Government Bonds	—	6,157,077	—	6,157,077
Asset-Backed Securities	—	84,141,347	—	84,141,347
Commercial Mortgage-Backed Securities — Agency	—	61,618,343	—	61,618,343
Commercial Mortgage-Backed Securities — Non-Agency	—	47,672,715	—	47,672,715
Residential Mortgage-Backed Securities — Agency	—	304,785,650	—	304,785,650
Residential Mortgage-Backed Securities — Non-Agency	—	86,443,356	—	86,443,356
U.S. Government Agency Obligations	—	38,523,446	—	38,523,446
U.S. Treasury Securities	249,398,900	—	—	249,398,900

Total Fixed Income Securities	249,398,900	895,338,736	—	1,144,737,636

Money Market Investments	23,944,000	—	—	23,944,000
Short-Term Investments*	—	146,303,813	—	146,303,813

Total Investments	$273,342,900	$1,041,642,549	$—	$1,314,985,449

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$48,172	$—	$48,172
Commercial Mortgage-Backed Securities — Agency	—	8,905	—	8,905
Commercial Mortgage-Backed Securities — Non-Agency	—	186,846	—	186,846
Residential Mortgage-Backed Securities — Agency	—	122,312	—	122,312
Residential Mortgage-Backed Securities — Non-Agency	—	605,823	—	605,823
Corporate Bonds*	—	799,080	—	799,080
Municipal Bond	—	77,369	—	77,369
U.S. Government Agency Obligations	—	20,027	—	20,027

Total Fixed Income Securities	—	1,868,534	—	1,868,534

Money Market Investments	65,500	—	—	65,500
Short-Term Investments*	—	2,007,141	—	2,007,141

Total Investments	$65,500	$3,875,675	$—	$3,941,175

Asset Derivatives
Swap Agreements Commodity Risk	—	3,964	—	3,964

Total Investments	$65,500	$3,879,639	$—	$3,945,139

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$2,061,169	$—	$2,061,169
Foreign Government Bonds	—	6,380,796	—	6,380,796
Asset-Backed Securities	—	579,376	—	579,376
Commercial Mortgage-Backed Securities — Agency	—	109,322	—	109,322
Commercial Mortgage-Backed Securities — Non-Agency	—	214,144	—	214,144
Residential Mortgage-Backed Securities — Agency	—	2,222,213	—	2,222,213
Residential Mortgage-Backed Securities — Non-Agency	—	1,189,821	—	1,189,821
U.S. Government Agency Obligations	—	160,110	—	160,110
U.S. Treasury Securities	1,057,177	—	—	1,057,177

Total Fixed Income Securities	1,057,177	12,916,951	—	13,974,128

Money Market Investments	314,000	—	—	314,000
Short-Term Investments*	—	2,554,638	—	2,554,638

Total Investments	$1,371,177	$15,471,589	$—	$16,842,766

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	21,763	—	21,763

Total	$1,371,177	$15,493,352	$—	$16,864,529

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$2,259,064	$—	$2,259,064
Corporate Bonds*	—	29,103,203	—	29,103,203
Asset-Backed Securities	—	1,217,784	—	1,217,784

Total Fixed Income Securities	—	32,580,051	—	32,580,051

Equity Securities
Common Stock*	237,188	—	—	237,188

Total Equity Securities	237,188	—	—	237,188

Money Market Investments	19,000	—	—	19,000
Short-Term Investments*	—	1,890,882	—	1,890,882

Total	$256,188	$34,470,933	$—	$34,727,121

Asset Derivatives
Swap Agreements
Credit Risk	$—	$17,497	$—	$17,497

Total	$256,188	$34,488,430	$—	$34,744,618

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$871,871	$—	$871,871
Commercial Mortgage-Backed Securities — Non-Agency	—	1,849,099	—	1,849,099
Residential Mortgage-Backed Securities — Agency	—	6,126,225	—	6,126,225
Residential Mortgage-Backed Securities — Non-Agency	—	378,984	—	378,984
Corporate Bonds*	—	3,623,639	—	3,623,639
Municipal Bonds	—	137,475	—	137,475
U.S. Government Agency Obligations	—	490,339	—	490,339
U.S. Treasury Securities	614,233	—	—	614,233

Total Fixed Income Securities	614,233	13,477,632	—	14,091,865

Money Market Investments	17,000	—	—	17,000
Short-Term Investments*	—	6,883,660	—	6,883,660

Total Investments	$631,233	$20,361,292	$—	$20,992,525

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$576,756,592	$—	$576,756,592
Commercial Mortgage-Backed Securities — Agency	—	481,688,447	—	481,688,447
Commercial Mortgage-Backed Securities — Non-Agency	—	58,186,635	—	58,186,635
Residential Mortgage-Backed Securities — Agency	—	3,082,837,535	—	3,082,837,535
Residential Mortgage-Backed Securities — Non-Agency	—	2,551,041,693	13,306,156	2,564,347,849
U.S. Government Agency Obligations	—	186,872,283	—	186,872,283
U.S. Treasury Securities	875,700,038	377,174,931	—	1,252,874,969

Total Fixed Income Securities	875,700,038	7,314,558,116	13,306,156	8,203,564,310

Money Market Investments	131,697,000	—	—	131,697,000
Short-Term Investments*	—	472,653,125	—	472,653,125

Total Investments	$1,007,397,038	$7,787,211,241	$13,306,156	$8,807,914,435

Liability Derivatives
Futures
Interest Rate Risk	$(9,074,695)	$—	$—	$(9,074,695)

Total	$(9,074,695)	$—	$—	$(9,074,695)

*	See Schedule of Investments for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2014.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW High Yield Bond Fund	TCW Total Return Bond Fund
	Corporate Bonds	Residential Mortgage-Backed Securities — Non-Agency
Balance as of October 31, 2013	$12,500	$13,937,591
Accrued Discounts (Premiums)	—	(687,004)
Realized Gain (Loss)	(25,056)	—
Change in Unrealized Appreciation	18,688	55,569
Purchases	25,056	—
Sales	(31,188)	—
Transfers in to Level 3 (1)	—	—
Transfers out of Level 3 (1)	—	—

Balance as of April 30, 2014	$—	$13,306,156

Change in Unrealized Appreciation from Investments Still Held at April 30, 2014	$—	$55,569

(1)	The Funds recognize transfers in and out at the beginning of the period.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2014, are as follows:

TCW Total Return Bond Fund

Description	Fair Value at 04/30/14	Valuation Techniques*	Unobservable Input	Price Range
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$13,306,156	Third-party Vendor	Vendor Prices	$0.80 - 3.20

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the third-party brokers and vendors using the valuation process described below.

Level 3 Valuation Process:    Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with the guidelines established by the Board of Directors, and under the general oversight of the Board of Directors. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board of Directors at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Chief Risk Officer, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Directors may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2014, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Commodity Risk	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Enhanced Commodity Strategy Fund
Statements of Asset and Liabilities:
Asset Derivatives
Open Swap Agreements, at Value	$4	$—	$—	$—	$4

Total Value	$4	$—	$—	$—	$4

Statement of Operations:
Realized Gain on
Swap Agreements	$302	$—	$—	$—	$302

Total Realized Gain	$302	$—	$—	$—	$302

Change in Unrealized Appreciation on:
Swap Agreements	$103	$—	$—	$—	$103

Total Change in Unrealized Appreciation	$103	$—	$—	$—	$103

Notional Amounts or Shares/Units (3)
Swap Agreements	$3,769,106	$—	$—	$—	$3,769,106

TCW Global Bond Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$—	$—	$22	$—	$22

Total Value	$—	$—	$22	$—	$22

Statement of Operations:
Realized Loss on
Forward Currency Contracts	$—	$—	$(71)	$—	$(71)
Futures Contracts	—	—	—	(24)	(24)

Total Realized Loss	$—	$—	$(71)	$(24)	$(95)

Change in Unrealized Appreciation on:
Forward Currency Contracts	$—	$—	$32	$—	$32
Futures Contracts	—	—	—	35	35

Total Change in Unrealized Appreciation	$—	$—	$32	$35	$67

Notional Amounts or Shares/Units (3)
Forward Currency Contracts	$—	$—	3,573,203	$—	$3,573,203
Futures Contracts	—	—	—	6	6

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Commodity Risk	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW High Yield Bond Fund
Statements of Asset and Liabilities:
Asset Derivatives
Open Swap Agreements, at Value	$—	$17	$—	$—	$17

Total Value	$—	$17	$—	$—	$17

Statement of Operations:
Realized Loss on
Swap Agreements	$—	$(2)	$—	$—	$(2)

Total Realized Loss	$—	$(2)	$—	$—	$(2)

Change in Unrealized Depreciation on:
Swap Agreements	$—	$(9)	$—	$—	$(9)

Total Change in Unrealized Depreciation	$—	$(9)	$—	$—	$(9)

Notional Amounts or Shares/Units (3)
Swap Agreements	$—	$600,000	$—	$—	$600,000

TCW Total Return Bond Fund
Statements of Asset and Liabilities:
Liabilities Derivatives
Futures Contracts (1)	$—	$—	$—	$(9,075)	$(9,075)

Total Value	$—	$—	$—	$(9,075)	$(9,075)

Statement of Operations:
Realized Gain on
Futures Contracts	$—	$—	$—	$— (2)	$—

Total Realized Gain	$—	$—	$—	$—	$—

Change in Unrealized Depreciation on:
Futures Contracts	$—	$—	$—	$(3,862)	$(3,862)

Total Change in Unrealized Depreciation	$—	$—	$—	$(3,862)	$(3,862)

Notional Amounts or Shares/Units (3)
Futures Contracts	—	—	—	9,020	9,020

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2014 is reported within the Statement of Assets and Liabilities.
(2)	Amount less than $1.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2014.

Counterparty Credit Risk:    A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on Over-the-Counter (OTC) derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds. In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or fail to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards update No. 2013-01, Disclosures about Offsetting Assets and Liabilities, that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master agreement or Master Repurchase Agreement and net of the related collateral received by the Funds as of April 30, 2014 (in thousands):

TCW Core Fixed Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received		Derivative Assets/(Liabilities) Available for Offset	Net Amount of Assets (1)
RBS Securities Inc.	$25,000	$(25,000	) (2)	$—	$—
State Street Bank & Trust Co.	10,236	(10,236	) (3)	—	—

Total	$35,236	$(35,236)		$—	$—

(1)	Represents the net amount receivable from the counterparty in the event of default.
(2)	Collateral with a value of $25,500 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.
(3)	Collateral with a value of $10,445 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW Enhanced Commodity Strategy Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received		Derivative Assets/(Liabilities) Available for Offset	Net Amount of Assets (1)
Citibank, NA	$2	$(2)		$—	$—
Credit Suisse International	2	—		—	2
State Street Bank & Trust Co.	119	(119	) (2)	—	—

Total	$123	$(121)		$—	$2

(1)	Represents the net amount receivable from the counterparty in the event of default.
(2)	Collateral with a value of $122 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received		Derivative Assets/(Liabilities) Available for Offset	Net Amount of Assets (1)
Commwealth Bank of Australia	$11	$—		$—	$11
JP Morgan Chase Bank, N.A.	11	—		—	11
State Street Bank & Trust Co.	329	(329	) (2)	—	—

Total	$351	$(329)		$—	$22

(1)	Represents the net amount receivable from the counterparty in the event of default.
(2)	Collateral with a value of $338 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW High Yield Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received		Derivative Assets/(Liabilities) Available for Offset	Net Amount of Assets (1)
Credit Suisse International	$2	$—		$—	$2
Goldman Sachs International	16	—		—	16
State Street Bank & Trust Co.	170	(170	) (2)	—	—

Total	$188	$(170)		$—	$18

(1)	Represents the net amount receivable from the counterparty in the event of default.
(2)	Collateral with a value of $174 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

TCW Short Term Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received		Derivative Assets/(Liabilities) Available for Offset	Net Amount of Assets (1)
State Street Bank & Trust Co.	$264	$(264	) (2)	$—	$—

Total	$264	$(264)		$—	$—

(1)	Represents the net amount receivable from the counterparty in the event of default.
(2)	Collateral with a value of $269 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW Total Return Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received		Derivative Assets/(Liabilities) Available for Offset	Net Amount of Assets (1)
Deutsche Bank AG	$80,000	$(80,000	) (2)	$—	$—
RBS Securities Inc.	100,000	(100,000	) (3)	—	—
State Street Bank & Trust Co.	9,062	(9,062	) (4)	—	—

Total	$189,062	$(189,062)		$—	$—

(1)	Represents the net amount receivable from the counterparty in the event of default.
(2)	Collateral with a value of $81,600 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.
(3)	Collateral with a value of $102,004 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.
(4)	Collateral with a value of $9,246 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

Forward Foreign Currency Contracts:    The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at April 30, 2014 are disclosed in the Schedule of Investments.

Future Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Global Bond Fund and the TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at April 30, 2014 are listed in each Fund’s Schedule of Investments.

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2014, the TCW High Yield Bond Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market. Swap agreements outstanding at April 30, 2014 are listed in each Fund’s Schedule of Investments.

Mortgage-Backed Securities:    The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregate cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions:    The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2014.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreements (“MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Reverse Repurchase Agreements:    The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2014.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2014.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

TCW Funds, Inc.

April 30, 2014

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rate of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Risk Considerations (Continued)

perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

Mortgage-backed securities (“MBS”) and Asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2014, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$29,564	$(6,410)	$23,154	$1,291,831
TCW Enhanced Commodity Strategy Fund	76	(5)	71	3,870
TCW Global Bond Fund	1,178	(332)	846	15,997
TCW High Yield Bond Fund	1,013	(262)	751	33,976
TCW Short Term Bond Fund	99	(78)	21	20,972
TCW Total Return Bond Fund	487,230	(45,719)	441,511	8,366,403

The Funds did not have any unrecognized tax benefits at April 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2014. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

TCW Funds, Inc.

April 30, 2014

Note 4 — Federal Income Taxes (Continued)

At October 31, 2013, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Core Fixed Income Fund	$2,039	$—	$2,039
TCW Enhanced Commodity Strategy Fund	2	18	20
TCW Global Bond Fund	—	118	118
TCW High Yield Bond Fund	192	—	192
TCW Short Term Bond Fund	45	—	45

For the year ended October 31, 2013, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Core Fixed Income Fund	$25,434	$5,052	$—	$30,486
TCW Enhanced Commodity Strategy Fund	90	5	—	95
TCW Global Bond Fund	990	13	—	1,003
TCW High Yield Bond Fund	2,491	—	—	2,491
TCW Short Term Bond Fund	191	—	—	191
TCW Total Return Bond Fund	231,219	41,905	118,185	391,309

At October 31, 2013, the following Fund had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

	Expiring In
	2016	2018	2019
TCW Short Term Bond Fund	$230	$7,023	$111

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result of the ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Therefore, in addition to the above table, the following Funds had additional net realized losses at October 31, 2013 that will be carried forward indefinitely for federal income tax purposes (amounts in thousands):

	Short-Term Capita Losses	Long-Term Capita Losses	Total
TCW Core Fixed Income Fund	$880	$—	$880
TCW High Yield Bond Fund	941	145	1,086
TCW Short Term Bond Fund	49	11	60

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.55%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on management fees paid and are included in the Statements of Operations.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.49%	(1)
N Class	0.83%	(1)
TCW Enhanced Commodity Strategy Fund
I Class	0.70%	(1)
N Class	0.75%	(1)
TCW Global Bond Fund
I Class	1.13%	(1)
N Class	1.13%	(1)
TCW High Yield Bond Fund
I Class	0.55%	(1)
N Class	0.80%	(1)
TCW Short Term Bond Fund
I Class	0.44%	(1)
TCW Total Return Bond Fund
I Class	0.49%	(1)
N Class	0.79%	(1)

(1)	These limitations are based on an agreement between the Advisor and the Company for a one-year period.

The amount borne by the Advisor during the fiscal year when the operating expenses of a fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred are recorded on the Funds’ books as other liabilities. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

TCW Funds, Inc.

April 30, 2014

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2014, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$14,923	$126,374	$1,375,543	$1,488,370
TCW Enhanced Commodity Strategy Fund	1	558	20	108
TCW Global Bond Fund	1,329	8,734	9,090	10,801
TCW High Yield Bond Fund	16,896	20,714	—	—
TCW Short Term Bond Fund	1,733	2,516	3,227	3,478
TCW Total Return Bond Fund	180,709	587,864	7,651,886	7,339,470

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	12,221,392	$134,139	43,967,729	$484,633
Shares Issued upon Reinvestment of Dividends	397,015	4,359	1,075,798	11,993
Shares Redeemed	(18,266,872)	(199,963)	(35,492,527)	(392,730)

Net Increase (Decrease)	(5,648,465)	$(61,465)	9,551,000	$103,896

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	7,701,998	$84,242	49,015,418	$543,978
Shares Issued upon Reinvestment of Dividends	398,965	4,376	1,208,350	13,468
Shares Redeemed	(12,981,454)	(142,211)	(33,359,943)	(367,548)

Net Increase (Decrease)	(4,880,491)	$(53,593)	16,863,825	$189,898

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	2,860	22	6,109	49
Shares Redeemed	—	—	—	—

Net Increase	2,860	$22	6,109	$49

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	300	$3	—	$—
Shares Issued upon Reinvestment of Dividends	2,238	17	4,790	39
Shares Redeemed	—	—	—	—

Net Increase	2,538	$20	4,790	$39

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Global Bond Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,458	$25	3,401	$37
Shares Issued upon Reinvestment of Dividends	13,502	138	43,138	462
Shares Redeemed	(294,020)	(3,034)	(2,965)	(31)

Net Increase (Decrease)	(278,060)	$(2,871)	43,574	$468

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,327	$34	32,371	$338
Shares Issued upon Reinvestment of Dividends	13,779	141	44,631	478
Shares Redeemed	(400,727)	(4,135)	(10,154)	(106)

Net Increase (Decrease)	(383,621)	$(3,960)	66,848	$710

TCW High Yield Bond Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	422,406	$2,680	3,177,031	$20,038
Shares Issued upon Reinvestment of Dividends	85,134	542	205,806	1,301
Shares Redeemed	(1,161,134)	(7,382)	(4,814,132)	(30,448)

Net Decrease	(653,594)	$(4,160)	(1,431,295)	$(9,109)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,467,247	$9,427	5,151,136	$32,632
Shares Issued upon Reinvestment of Dividends	51,826	332	130,049	831
Shares Redeemed	(1,882,384)	(12,025)	(6,215,519)	(39,507)

Net Decrease	(363,311)	$(2,266)	(934,334)	$(6,044)

TCW Short Term Bond Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,207,299	$10,603	2,050,541	$18,103
Shares Issued upon Reinvestment of Dividends	14,898	131	18,544	163
Shares Redeemed	(595,983)	(5,234)	(1,789,418)	(15,792)

Net Increase	626,214	$5,500	279,667	$2,474

TCW Total Return Bond Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	123,490,552	$1,249,776	295,792,794	$3,025,640
Shares Issued upon Reinvestment of Dividends	6,350,567	64,207	17,443,988	177,786
Shares Redeemed	(104,380,990)	(1,055,075)	(379,822,331)	(3,844,340)

Net Increase (Decrease)	25,460,129	$258,908	(66,585,549)	$(640,914)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	44,922,152	$468,791	125,554,157	$1,325,257
Shares Issued upon Reinvestment of Dividends	3,732,234	38,916	10,349,892	108,886
Shares Redeemed	(51,958,272)	(541,810)	(118,307,111)	(1,236,997)

Net Increase (Decrease)	(3,303,886)	$(34,103)	17,596,938	$197,146

TCW Funds, Inc.

April 30, 2014

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2014.

Note 10 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 11 — Recently Issued Accounting Pronouncements

On June 7, 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). ASU No. 2013-08 sets forth a new approach for determining whether a public or private entity is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU No. 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$10.97		$11.34	$10.90	$11.01	$10.59	$9.35

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.21	0.24	0.36	0.63	0.78
Net Realized and Unrealized Gain (Loss) on Investments	0.11		(0.27)	0.57	0.17	0.52	1.17

Total from Investment Operations	0.21		(0.06)	0.81	0.53	1.15	1.95

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.20)	(0.28)	(0.42)	(0.64)	(0.68)
Distributions from Net Realized Gain	—		(0.11)	(0.09)	(0.22)	(0.09)	(0.03)

Total Distributions	(0.09)		(0.31)	(0.37)	(0.64)	(0.73)	(0.71)

Net Asset Value per Share, End of Period	$11.09		$10.97	$11.34	$10.90	$11.01	$10.59

Total Return	1.88	% (2)	(0.49)%	7.57%	5.06%	11.34%	21.65%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$533,435		$589,911	$501,448	$264,366	$197,877	$227,101
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.48	% (3)	0.48%	0.49%	0.55%	0.56%	0.62%
After Expense Reimbursement	0.46	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.89	% (3)	1.89%	2.20%	3.35%	5.89%	7.72%
Portfolio Turnover Rate	113.54	% (2)	197.42%	213.82%	280.49%	258.36%	121.57%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$10.97		$11.34		$10.91	$11.03	$10.63	$9.44

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.17		0.21	0.33	0.57	0.75
Net Realized and Unrealized Gain (Loss) on Investments	0.10		(0.25)		0.56	0.17	0.54	1.19

Total from Investment Operations	0.18		(0.08)		0.77	0.50	1.11	1.94

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.18)		(0.25)	(0.40)	(0.62)	(0.72)
Distributions from Net Realized Gain	—		(0.11)		(0.09)	(0.22)	(0.09)	(0.03)

Total Distributions	(0.07)		(0.29)		(0.34)	(0.62)	(0.71)	(0.75)

Net Asset Value per Share, End of Period	$11.08		$10.97		$11.34	$10.91	$11.03	$10.63

Total Return	1.66	% (2)	(0.74)%		7.21%	4.76%	10.88%	21.31%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$651,149		$698,223		$530,935	$207,882	$141,451	$76,729
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.80	% (3)	0.77%		0.79%	0.85%	0.88%	0.85%
After Expense Reimbursement	0.79	% (3)	0.77	% (4)	0.78%	0.78%	0.78%	0.74%
Ratio of Net Investment Income to Average Net Assets	1.54	% (3)	1.56%		1.86%	3.00%	5.32%	7.45%
Portfolio Turnover Rate	113.54	% (2)	197.42%		213.82%	280.49%	258.36%	121.57%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Reimbursement is less than 0.01%.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		April 1, 2011 (Commencement of Operations) through October 31, 2011
			2013	2012
Net Asset Value per Share, Beginning of Period	$7.61		$8.58	$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.16	0.16	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.81		(0.92)	(0.11)	(1.26)

Total from Investment Operations	0.87		(0.76)	0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.16)	(0.18)	(0.09)
Distributions from Net Realized Gain	(0.03)		(0.05)	(0.02)	—

Total Distributions	(0.09)		(0.21)	(0.20)	(0.09)

Net Asset Value per Share, End of Period	$8.39		$7.61	$8.58	$8.73

Total Return	11.54	% (3)	(9.05)%	0.55%	(11.80	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,245		$2,013	$2,218	$2,647
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.31	% (4)	5.67%	5.94%	5.54	% (4)
After Expense Reimbursement	0.70	% (4)	0.70%	0.70%	0.70	% (4)
Ratio of Net Investment Income to Average Net Assets	1.65	% (4)	2.01%	1.95%	1.51	% (4)
Portfolio Turnover Rate	0.94	% (3)	54.20%	9.39%	42.70	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		April 1, 2011 (Commencement of Operations) through October 31, 2011
			2013	2012
Net Asset Value per Share, Beginning of Period	$7.61		$8.58	$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.06		0.16	0.16	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.81		(0.92)	(0.11)	(1.26)

Total from Investment Operations	0.87		(0.76)	0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.16)	(0.18)	(0.09)
Distributions from Net Realized Gain	(0.03)		(0.05)	(0.02)	—

Total Distributions	(0.09)		(0.21)	(0.20)	(0.09)

Net Asset Value per Share, End of Period	$8.39		$7.61	$8.58	$8.73

Total Return	11.54	% (3)	(9.05)%	0.55%	(11.80	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,796		$1,609	$1,773	$1,764
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.91	% (4)	6.14%	6.30%	5.95	% (4)
After Expense Reimbursement	0.72	% (4)	0.70%	0.70%	0.70	% (4)
Ratio of Net Investment Income to Average Net Assets	1.63	% (4)	2.01%	1.94%	1.50	% (4)
Portfolio Turnover Rate	0.94	% (3)	54.20%	9.39%	42.70	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	December 1, 2011 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Period	$10.45		$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.05		(0.40)	0.99

Total from Investment Operations	0.18		(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.16)	(0.29)
Distributions from Net Realized Gain	(0.08)		(0.31)	—

Total Distributions	(0.19)		(0.47)	(0.29)

Net Asset Value per Share, End of Period	$10.44		$10.45	$10.97

Total Return	1.79	% (3)	(0.46)%	12.74	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,256		$11,170	$11,253
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.49	% (4)	1.38%	1.42	% (4)
After Expense Reimbursement	1.13	% (4)	1.14%	1.15	% (4)
Ratio of Net Investment Income to Average Net Assets	2.64	% (4)	3.31%	2.80	% (4)
Portfolio Turnover Rate	65.64	% (3)	135.67%	165.46	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	December 1, 2011 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Period	$10.45		$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.05		(0.40)	0.99

Total from Investment Operations	0.18		(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.16)	(0.29)
Distributions from Net Realized Gain	(0.08)		(0.31)	—

Total Distributions	(0.19)		(0.47)	(0.29)

Net Asset Value per Share, End of Period	$10.44		$10.45	$10.97

Total Return	1.79	% (3)	(0.46)%	12.74	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,729		$11,746	$11,602
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.75	% (4)	1.62%	1.68	% (4)
After Expense Reimbursement	1.13	% (4)	1.14%	1.15	% (4)
Ratio of Net Investment Income to Average Net Assets	2.64	% (4)	3.30%	2.79	% (4)
Portfolio Turnover Rate	65.64	% (3)	135.67%	165.46	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$6.33		$6.30	$5.99	$6.45	$5.93	$4.56

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.33	0.33	0.44	0.52	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.11		0.06	0.37	(0.42)	0.51	1.36

Total from Investment Operations	0.26		0.39	0.70	0.02	1.03	1.87

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.36)	(0.37)	(0.48)	(0.51)	(0.50)
Distributions from Net Realized Gain	—		—	(0.02)	—	—	—

Total Distributions	(0.16)		(0.36)	(0.39)	(0.48)	(0.51)	(0.50)

Net Asset Value per Share, End of Period	$6.43		$6.33	$6.30	$5.99	$6.45	$5.93

Total Return	4.21	% (2)	6.44%	12.03%	0.24%	18.18%	43.47%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,319		$26,102	$35,006	$39,648	$76,897	$78,299
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.93	% (3)	1.00%	1.14%	1.06%	0.96%	1.04%
After Expense Reimbursement	0.52	% (3)	0.63%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.85	% (3)	5.14%	5.39%	6.93%	8.49%	10.05%
Portfolio Turnover Rate	51.30	% (2)	114.95%	111.02%	154.82%	176.77%	106.35%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$6.37		$6.35	$6.02	$6.49	$5.94	$4.57

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.32	0.33	0.45	0.51	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.11		0.06	0.38	(0.44)	0.52	1.35

Total from Investment Operations	0.26		0.38	0.71	0.01	1.03	1.85

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.36)	(0.36)	(0.48)	(0.48)	(0.48)
Distributions from Net Realized Gain	—		—	(0.02)	—	—	—

Total Distributions	(0.16)		(0.36)	(0.38)	(0.48)	(0.48)	(0.48)

Net Asset Value per Share, End of Period	$6.47		$6.37	$6.35	$6.02	$6.49	$5.94

Total Return	4.10	% (2)	6.12%	12.11%	0.04%	17.86%	43.27%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,496		$14,620	$20,498	$14,507	$47,485	$53,022
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.41	% (3)	1.34%	1.51%	1.38%	1.27%	1.29%
After Expense Reimbursement	0.76	% (3)	0.83%	1.17%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	4.57	% (3)	4.96%	5.34%	6.87%	8.22%	9.75%
Portfolio Turnover Rate	51.30	% (2)	114.95%	111.02%	154.82%	176.77%	106.35%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$8.80		$8.85	$8.77	$8.94	$8.57	$8.93

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.09	0.11	0.17	0.32	0.40
Net Realized and Unrealized Gain (Loss) on Investments	—		(0.03)	0.13	(0.09)	0.45	(0.38)

Total from Investment Operations	0.03		0.06	0.24	0.08	0.77	0.02

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.11)	(0.15)	(0.25)	(0.40)	(0.38)
Distributions from Return of Capital	—		—	(0.01)	—	—	—

Total Distributions	(0.06		(0.11)	(0.16)	(0.25)	(0.40)	(0.38)

Net Asset Value per Share, End of Period	$8.77		$8.80	$8.85	$8.77	$8.94	$8.57

Total Return	0.39	% (2)	0.67%	2.74%	0.84%	9.21%	0.35%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,656		$15,202	$12,814	$6,874	$75,849	$51,944
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.23	% (3)	1.33%	1.63%	0.84%	0.76%	0.74%
After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.70	% (3)	1.01%	1.21%	1.96%	3.66%	4.76%
Portfolio Turnover Rate	37.00	% (2)	71.48%	81.91%	57.84%	83.26%	21.40%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$10.13		$10.27	$9.76	$10.37	$10.21	$9.21

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.27	0.52	0.65	0.75	1.01
Net Realized and Unrealized Gain (Loss) on Investments	0.05		0.06	0.64	(0.31)	0.25	0.85

Total from Investment Operations	0.19		0.33	1.16	0.34	1.00	1.86

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.33)	(0.63)	(0.68)	(0.84)	(0.86)
Distributions from Net Realized Gain	—		—	(0.02)	(0.27)	—	—
Distributions from Return of Capital	—		(0.14)	—	—	—	—

Total Distributions	(0.15)		(0.47)	(0.65)	(0.95)	(0.84)	(0.86)

Net Asset Value per Share, End of Period	$10.17		$10.13	$10.27	$9.76	$10.37	$10.21

Total Return	1.92	% (2)	3.26%	12.35%	3.44%	10.32%	21.38%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,362,920		$5,085,781	$5,837,581	$3,256,269	$3,185,878	$7,907,871
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.59	% (3)	0.57%	0.57%	0.60%	0.61%	0.61%
After Expense Reimbursement	0.46	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.76	% (3)	2.60%	5.21%	6.48%	7.37%	10.47%
Portfolio Turnover Rate	97.29	% (2)	190.79%	123.43%	141.33%	76.43%	15.57%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$10.45		$10.61	$10.09	$10.72	$10.55	$9.55

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.24	0.52	0.64	0.73	1.01
Net Realized and Unrealized Gain (Loss) on Investments	0.05		0.07	0.65	(0.32)	0.27	0.89

Total from Investment Operations	0.18		0.31	1.17	0.32	1.00	1.90

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.33)	(0.63)	(0.68)	(0.83)	(0.90)
Distributions from Net Realized Gain	—		—	(0.02)	(0.27)	—	—
Distributions from Return of Capital	—		(0.14)	—	—	—	—

Total Distributions	(0.14)		(0.47)	(0.65)	(0.95)	(0.83)	(0.90)

Net Asset Value per Share, End of Period	$10.49		$10.45	$10.61	$10.09	$10.72	$10.55

Total Return	1.78	% (2)	2.96%	12.03%	3.12%	10.00%	20.98%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,465,792		$2,492,073	$2,342,406	$2,081,438	$2,211,097	$3,345,527
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.86	% (3)	0.83%	0.83%	0.86%	0.88%	0.87%
After Expense Reimbursement	0.76	% (3)	0.73%	0.73%	0.74%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	2.46	% (3)	2.31%	5.02%	6.19%	6.98%	10.11%
Portfolio Turnover Rate	97.29	% (2)	190.79%	123.43%	141.33%	76.43%	15.57%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 01, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio	Expenses Paid During Period (November 01, 2013 to April 30, 2014)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,018.80	0.46%	$2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.51	0.46%	2.31
N Class Shares
Actual	$1,000.00	$1,016.60	0.79%	$3.95
Hypothetical (5% return before expenses)	1,000.00	1,020.88	0.79%	3.96
TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$1,115.40	0.70%	$3.67
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51
N Class Shares
Actual	$1,000.00	$1,115.40	0.72%	$3.78
Hypothetical (5% return before expenses)	1,000.00	1,021.22	0.72%	3.61

TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$1,017.90	1.13%	$5.65
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.13%	5.66
N Class Shares
Actual	$1,000.00	$1,017.90	1.13%	$5.65
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.13%	5.66

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 01, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio	Expenses Paid During Period (November 01, 2013 to April 30, 2014)
TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,042.10	0.52%	$2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.22	0.52%	2.61
N Class Shares
Actual	$1,000.00	$1,041.00	0.76%	$3.85
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.76%	3.81

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,003.90	0.44%	$2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,019.20	0.46%	$2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.51	0.46%	2.31
N Class Shares
Actual	$1,000.00	$1,017.80	0.76%	$3.80
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.76%	3.81

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW

Proud manager of the TCW and MetWest Fund families.

TCW Funds, Inc.

865 South Figueroa Street Los Angeles, California 90017

800 FUND TCW (800 386 3829)

www.TCW.com

Investment Advisor

TCW Investment Management Company 865 South Figueroa Street Los Angeles, California 90017

Transfer Agent

U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP 350 South Grand Avenue Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company 200 Clarendon Street Boston, Massachusetts 02116

Distributor

TCW Funds Distributors 865 South Figueroa Street Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell Director

David S. DeVito Director

John A. Gavin Director

Janet E. Kerr Director

Peter McMillan Director

Charles A. Parker Director

Victoria B. Rogers Director

Marc I. Stern Director

Andrew Tarica Director

Officers

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson Senior Vice President,

General Counsel, Secretary and Interim Chief Compliance Officer

Richard M. Villa

Treasurer and Chief Financial Officer

Peter A. Brown

Senior Vice President

Patrick W. Dennis Assistant Secretary

Jon-Luc Dupuy Assistant Secretary

George N. Winn Assistant Treasurer

TCW Family of Funds

Equity Funds

TCW Concentrated Value Fund TCW Growth Fund TCW Growth Equities Fund

TCW Relative Value Dividend Appreciation Fund TCW Relative Value Large Cap Fund TCW Select Equities Fund TCW Small Cap Growth Fund TCW SMID Cap Growth Fund TCW Value Opportunities Fund

TCW Allocation Fund

TCW Conservative Allocation Fund

Fixed Income Funds

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund TCW Global Bond Fund TCW High Yield Bond Fund TCW Short Term Bond Fund TCW Total Return Bond Fund

International Funds

TCW Emerging Markets income Fund

TCW Emerging Markets Local Currency Income Fund TCW Emerging Markets Multi-Asset Opportunities Fund TCW International Growth Fund TCW International Small Cap Fund

FUNDsarFI0414

Semi-Annual Report

FOR THE SIX MONTHS ENDED APRIL 30

2014

TCW International Funds

Emerging Markets Income Fund

Emerging Markets Local Currency Income Fund Emerging Markets Multi-Asset Opportunities Fund International Growth Fund International Small Cap Fund

TCW Funds, Inc.

Table of Contents	April 30, 2014

Letter to Shareholders

David S. DeVito
President, Chief Executive Officer & Director

Dear Valued Investors:

It is my pleasure to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2014. I would like to thank you for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2014, the TCW Funds held total net assets of approximately $18.6 billion.

This report contains information outlining the performance of the TCW Funds and a listing of the portfolio holdings as of April 30, 2014.

About the TCW Funds

The TCW Funds offer shareholders a choice of 21 funds, each targeted to specific asset classes, market segments or multiple sectors of the global equity and fixed income markets. For U.S. equities, we offer funds across the market capitalization and growth/value spectrums. In fixed income, our funds provide investors opportunities across global fixed income markets including U.S. government, corporate and high yield bonds, mortgage-backed and asset-backed securities, as well as sovereign and corporate bonds denominated in U.S. dollars and foreign currencies. Each TCW Fund is managed by long-tenured investment teams with experience through many market cycles. Rigorous fundamental research, disciplined risk analysis and deep market expertise are the foundation for each of our funds.

The Economy

Coming into 2014, much was made of December’s Federal Reserve (Fed) announcement regarding its slowing of purchases of U.S. Treasury and agency mortgage-backed securities (MBS). Would the economy suffer? Would government rates continue their rise that saw the 10-Year U.S. Treasury yield peak at 3.03% to close 2013? Would other securities markets face increased volatility or pull back as the Fed withdrew support? Although it seemed rather clear that the ongoing securities purchases were not providing much thrust to the real economy by way of job creation and gross domestic product (GDP) expansion, it was fairly evident that asset prices were rising through 2013, whether for homes, equities or high yield bonds, to cite a few. Therefore, it has not been surprising that the Fed was, and is expected to be, resolute in its meeting-by-meeting reduction, bringing what had been an $85 billion monthly buying program down to roughly $55 billion by March month-end. Meanwhile, the world kept on spinning, offering no shortage of other (potentially adverse) influences early in 2014. Severe winter weather across much of the U.S. slowed economic activity domestically, China’s growth engine seemed to sputter, and Russia amplified global tensions with its annexation of Crimea.

The U.S. Stock Market and our U.S. Equity Funds

U.S. stocks posted solid gains during the past six months through April 30, with the S&P 500 index advancing 8.4% to record high levels. The Fed’s December 2013 decision to begin tapering its asset purchases buoyed stocks, as it signaled confidence in the economy’s ability to sustain organic economic growth, while newly installed Fed Chair Janet Yellen’s statements effectively reassured equity market investors that monetary policy would remain highly accommodative. At the same time, U.S. corporate earnings remained resilient with nearly two-thirds of S&P 500 companies beating analysts’ expectations in both the fourth quarter of 2013 and the first quarter of 2014, although forward-looking guidance remained cautious. Worries about the strength of the U.S. economy mounted given the anemic, weather-impacted 0.1% GDP growth figure registered in 1Q14, coupled with slower growth in China and below 1% economic growth in the Eurozone. The slower growth environment, coupled with geopolitical developments surrounding Ukraine, led to a more defensive tone in the equity market in the first four months of this calendar year. The pronounced drop in the 10-year U.S. treasury yield from 3.02% at the end of 2013 to 2.65% at the end of April 2014 was accompanied by a shift in equity market leadership into more defensive stocks, including real estate investment trusts (REITs), utilities, and telecommunications.

Our value-oriented equity funds generally posted strong performance for the period, boosted by strong stock-picking and the aforementioned shift in market leadership from growth to value names. By the same token, performance of our growth-oriented offerings were challenged in an environment in which growth stock multiples suffered a substantial de-rating in the market, particularly in the areas of technology and biotech. That said, we believe the core fundamentals of these growth companies generally remain compelling, and our portfolio managers maintain an unwavering commitment to the investment philosophy and discipline that have served these funds well over time.

1

The U.S. Fixed Income Market and our U.S. Fixed Income Funds

Lower interest rates and tighter spreads drove positive returns across non-government fixed income sectors, with down-in-quality outperforming on a continuing quest for yield. High yield credit benefitted from steady inflows early in 2014, posting gains and producing substantial excess return, as did investment grade credit. Among the investment grade sectors, corporates returned nearly 3% as risk premiums fell to near the lows last seen in 2007 prior to the financial crisis. Despite increased leverage in the sector, industrial credits have outpaced utilities and financials on a duration-adjusted basis. Performance among securitized products has been generally favorable outside of agency MBS, which have struggled since the middle of 2013 as changing expectations for future Fed policy drove episodic volatility and pushed spreads wider among lower coupon issues. Non-agency residential MBS remained sought-after sources of attractive risk-adjusted yield, and commercial MBS were buoyed by strengthening collateral performance. Lastly, asset-backed securities (ABS) backed by student loans were beneficiaries of good demand for short duration, floating rates and a significant degree of government backing.

International/Global Markets and our Emerging Markets Funds

There has been a notable turnaround in emerging markets debt over the last several months, with the asset class posting among the strongest fixed income returns globally year-to-date 2014. In 2013, macro themes such as Fed tapering and fears around growth dynamics weighed on the asset class. Given the significant repricing that occurred in the second half of 2013, along with sound fundamentals and stable growth, emerging markets debt risk appetite has been better supported thus far in 2014. Notably, the differentiation theme continues to characterize returns, with domestic economic and policy developments taking precedence over global macro drivers. In addition, the technical backdrop is stronger, with continued institutional inflows and retail inflows starting to turn positive.

For the six months ended April 30, 2014, the TCW Emerging Markets Income Fund I Share returned 2.28% versus the J.P. Morgan EMBI Global Diversified Index return of 3.75%. During the same period, the TCW Emerging Markets Local Currency Fund I Share returned negative 2.10% versus the J.P. Morgan GBI-EM Global Diversified Index return of negative 1.48%. Underperformance versus the indices during this period has been a function largely of shorter duration versus the index and exposure to Russia, which underperformed during the March/April period on the back of the crisis in Ukraine. We believe that we are well-positioned for a move higher in U.S. Treasury rates and a turnaround in the Russia/Ukraine situation.

An Update on the TCW Fund Family

There were a few changes to our fund family over the last twelve months that we would like to share with our investors. We added a new fund, the TCW Emerging Markets Multi-Asset Opportunities Fund (TGMAX/TGMEX), effective July 1, 2013. The Fund uses a total return approach and seeks to identify the most attractive reward-risk opportunities in the global emerging market debt and equity universe. The Fund is managed by Penny Foley and Dave Robbins, the same portfolio management team that manages the TCW Emerging Markets Income (TGEIX/TGINX) and Local Currency (TGWIX/TGWNX) Funds.

On March 1, 2014, we changed the name of the TCW Dividend Focused Fund to the TCW Relative Value Dividend Appreciation Fund (TGDFX/TGIGX) as we believe the new name better reflects the Fund’s emphasis on companies exhibiting dividend growth. There were no changes to the Fund’s objective or the prospectus.

Looking Ahead

Our expectations for the economy remain consistent with the past several quarters; we see the economy continuing to expand but with little evidence of an accelerating pace. While the withdrawal of monetary accommodation would typically presage a slowing, the absence of a sustained breakout – in terms of GDP and job growth—since 2008 argues that the effect has been far more meaningful on asset valuations than the economy. Meanwhile, risks accumulated over the prolonged period of stimulus continue to argue for an upward normalization of rates, particularly if inflation appears.

As U.S. equities have not suffered greater than a six percent pullback since the fall of 2012, we cannot dismiss the possibility of increased volatility and profit-taking given the data-dependent nature of Fed policy and the ongoing geopolitical risk stemming from the Ukraine crisis. Yet, we would generally view such occasions as buying opportunities given our view that company fundamentals are, for the most part, quite strong, with deleveraged balance sheets, high cash balances, near-record profit margins, and a low, stable inflation environment. Additionally, valuations remain reasonable, with the S&P 500 trading at just over 15 times forward consensus earnings, or at approximately the average witnessed over the past three decades. However, we believe that further advances by U.S. stocks are likely contingent upon confirmation of a continued macroeconomic recovery that translates into top-line revenue growth rather than reliance upon an expansion of the market P/E multiple.

2

Finally, I would like to take a brief moment to introduce myself. On January 7, 2014, I was named President and Chief Executive Officer of the TCW Funds and the TCW Strategic Income Fund (TSI). I have been with TCW for over 20 years serving in various senior management positions. In addition to serving as President and CEO of the TCW Funds and TSI, I am currently Executive Vice President and Chief Operating Officer for TCW.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to reporting to you again at the end of our fiscal year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

3

TCW Funds, Inc.

Performance Summary (Unaudited)

	Total Return
	Annualized as of April 30, 2014(1)
	NAV	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Emerging Markets Income Fund
I Class	$8.51	(3.94)%	13.63%	10.07%	10.51	% (2)	09/04/96	(3)
N Class	$10.98	(4.13)%	13.33%	9.71%	9.39%		03/01/04
TCW Emerging Markets Local Currency Income Fund
I Class	$9.81	(9.71)%	N/A	N/A	2.94%		12/15/10
N Class	$9.80	(9.81)%	N/A	N/A	2.88%		12/15/10
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	$10.48	N/A	N/A	N/A	5.52	% (4)	07/01/13
N Class	$10.44	N/A	N/A	N/A	5.12	% (4)	07/01/13
TCW International Growth Fund
I Class	$11.81	8.73%	N/A	N/A	12.57%		11/01/12
N Class	$11.79	8.37%	N/A	N/A	12.19%		11/01/12
TCW International Small Cap Fund
I Class	$9.05	12.00%	N/A	N/A	(0.73)%		02/28/11
N Class	$9.06	12.12%	N/A	N/A	(0.79)%		02/28/11

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The limited partnership was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(3)	Inception date of the predecessor entity.
(4)	Cumulative return from Inception Date through April 30, 2014.

4

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Argentina (2.3% of Net Assets)
$59,700,000	Argentine Republic Government International Bond, 2.5%, due 12/31/38	$25,596,375
46,269,572	Argentine Republic Government International Bond, 8.28%, due 12/31/33	37,478,353
59,120,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17	55,572,800

	Total Argentina (Cost: $115,696,218)	118,647,528

	Brazil (10.6%)
37,000,000	Banco do Brasil S.A., (144A), 6.25%, due 10/29/49 (1)(2)(3)	31,773,750
50,000,000	Banco Nacional de Desenvolvimento Economico e Social, (144A), 4%, due 04/14/19 (2)	50,312,500
76,000,000	Banco Nacional de Desenvolvimento Economico e Social, (144A), 5.75%, due 09/26/23 (2)	79,420,000
63,000,000	Brazil Minas SPE via State of Minas Gerais, (144A), 5.333%, due 02/15/28 (2)	62,559,000
42,500,000	Odebrecht Finance, Ltd., (144A), 7.125%, due 06/26/42 (2)	43,690,000
65,670,750	Odebrecht Offshore Drilling Finance, Ltd., (144A), 6.75%, due 10/01/22 (2)	68,872,199
59,000,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	62,121,336
48,900,000	Petrobras Global Finance BV, 7.25%, due 03/17/44	52,787,257
46,500,000	QGOG Constellation S.A., (144A), 6.25%, due 11/09/19 (2)	46,965,000
43,554,467	Schahin II Finance Co. SPV, Ltd., (144A), 5.875%, due 09/25/22 (2)	41,376,743

	Total Brazil (Cost: $538,825,510)	539,877,785

	Chile (2.1%)
22,800,000	GeoPark Latin America, Ltd. Agencia en Chile, (144A), 7.5%, due 02/11/20 (2)	24,111,000
32,000,000	Guanay Finance, Ltd., (144A), 6%, due 12/15/20 (2)	33,961,600
47,700,000	Tanner Servicios Financieros S.A., (144A), 4.375%, due 03/13/18 (2)	48,010,622

	Total Chile (Cost: $102,518,673)	106,083,222

	China (2.5%)
55,000,000	Country Garden Holdings Co., Ltd., (144A), 7.25%, due 04/04/21 (2)	51,150,000
6,000,000	Future Land Development Holdings, Ltd., (144A), 10.25%, due 01/31/18 (2)	5,670,000
35,600,000	Kaisa Group Holdings, Ltd., (144A), 8.875%, due 03/19/18 (2)	34,665,500
35,000,000	Tencent Holdings, Ltd., (144A), 3.375%, due 05/02/19 (2)	35,226,520

	Total China (Cost: $131,733,372)	126,712,020

	Colombia (4.1%)
42,800,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (2)	44,833,000
44,500,000	Banco Davivienda S.A., (144A), 5.875%, due 07/09/22 (2)	44,666,875
16,800,000	Grupo Aval, Ltd., (144A), 4.75%, due 09/26/22 (2)	16,464,000
56,000,000	Pacific Rubiales Energy Corp., (144A), 5.375%, due 01/26/19 (2)	57,680,000
46,000,000	SUAM Finance BV, (144A), 4.875%, due 04/17/24 (2)	46,143,750

	Total Colombia (Cost: $207,976,099)	209,787,625

	Costa Rica (1.2%)
28,000,000	Banco de Costa Rica, (144A), 5.25%, due 08/12/18 (2)	28,322,000
33,000,000	Banco Nacional de Costa Rica, (144A), 4.875%, due 11/01/18 (2)	33,033,000

	Total Costa Rica (Cost: $61,194,000)	61,355,000

See accompanying notes to financial statements.

5

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value

		Croatia (2.8%)
	$54,000,000	Croatia Government International Bond, (144A), 6%, due 01/26/24 (2)	$56,497,500
	48,000,000	Croatia Government International Bond, (Reg. S), 6.75%, due 11/05/19 (4)(5)	52,860,000
	33,000,000	Hrvatska Elektroprivreda, (144A), 6%, due 11/09/17 (2)	34,856,250

		Total Croatia (Cost: $140,048,182)	144,213,750

		Dominican Republic (Cost: $47,178,528) (1.0%)
	47,000,000	Dominican Republic International Bond, (144A), 6.6%, due 01/28/24 (2)	49,411,100

		El Salvador (Cost: $45,586,649) (0.9%)
	46,150,000	MMG S.A. (AES El Salvador Trust II), (144A), 6.75%, due 03/28/23 (2)	44,534,750

		Ghana (Cost: $36,866,888) (0.7%)
	40,000,000	Republic of Ghana, (Reg. S), 7.875%, due 08/07/23 (4)	37,500,000

		Guatemala (1.2%)
	22,400,000	Agromercantil Senior Trust, (144A), 6.25%, due 04/10/19 (2)	22,876,000
	40,100,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (2)	38,846,875

		Total Guatemala (Cost: $63,010,637)	61,722,875

		Hungary (3.8%)
	56,000,000	Hungary Government International Bond, 5.375%, due 02/21/23 (5)	58,730,000
	30,000,000	Hungary Government International Bond, 5.375%, due 03/25/24	31,162,500
	68,500,000	Hungary Government International Bond, 5.75%, due 11/22/23	73,295,000
	27,500,000	Hungary Government International Bond, 6.375%, due 03/29/21	30,731,250

		Total Hungary (Cost: $183,396,732)	193,918,750

		India (1.8%)
INR	1,940,000,000	India Government Bond, 7.28%, due 06/03/19 (5)	30,432,092
	$57,700,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (2)	61,414,437

		Total India (Cost: $87,481,130)	91,846,529

		Indonesia (3.1%)
	50,500,000	Indonesia Government International Bond, (144A), 5.875%, due 01/15/24 (2)	54,792,500
IDR	497,500,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24	44,117,275
	$55,000,000	Perusahaan Penerbit SBSN, (144A), 6.125%, due 03/15/19 (2)	60,775,000

		Total Indonesia (Cost: $151,052,724)	159,684,775

		Iraq (Cost: $41,118,985) (0.8%)
	45,500,000	Republic of Iraq, (Reg. S), 5.8%, due 01/15/28 (4)	40,950,000

		Israel (2.5%)
	57,600,000	Israel Electric Corp., Ltd., (144A), 5.625%, due 06/21/18 (2)(5)	61,200,000
	58,800,000	Israel Electric Corp., Ltd., (144A), 6.875%, due 06/21/23 (2)(5)	65,268,000

		Total Israel (Cost: $118,888,444)	126,468,000

See accompanying notes to financial statements.

6

TCW Emerging Markets Income Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Mexico (11.8%)
$49,000,000	Alfa SAB de CV, (144A), 6.875%, due 03/25/44 (2)	$51,021,250
50,600,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, (144A), 5.95%, due 01/30/24 (1)(2)	52,687,250
32,000,000	BBVA Bancomer S.A., (144A), 4.375%, due 04/10/24 (2)	31,880,000
50,000,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (2)	55,875,000
45,000,000	Cemex Finance LLC, (144A), 6%, due 04/01/24 (2)	45,168,750
31,500,000	Cemex S.A.B. de C.V., (144A), 6.5%, due 12/10/19 (2)	33,153,750
37,250,000	Cemex S.A.B. de C.V., (Reg. S), 7.25%, due 01/15/21 (4)	40,136,875
65,180,000	Comision Federal de Electricidad, (144A), 4.875%, due 01/15/24 (2)	67,461,300
60,000,000	Corp GEO S.A.B. de C.V., (144A), 8.875%, due 03/27/22 (2)(6)	8,100,000
25,000,000	Credito Real S.A.B de C.V., (144A), 7.5%, due 03/13/19 (2)	26,375,000
56,300,000	Offshore Drilling Holding S.A., (Reg. S), 8.375%, due 09/20/20 (4)(5)	61,578,125
72,400,000	Petroleos Mexicanos, 4.875%, due 01/18/24 (5)	75,477,000
51,000,000	Tenedora Nemak S.A. de C.V., (144A), 5.5%, due 02/28/23 (2)	51,765,000

	Total Mexico (Cost: $642,645,952)	600,679,300

	Morocco (Cost: $52,759,040) (1.1%)
55,000,000	Office Cherifien des Phosphates, (144A), 6.875%, due 04/25/44 (2)(7)	55,418,000

	Nigeria (Cost: $32,652,510) (0.6%)
33,000,000	Zenith Bank PLC, (144A), 6.25%, due 04/22/19 (2)	33,082,500

	Pakistan (1.9%)
47,235,000	Pakistan Government International Bond, (144A), 7.25%, due 04/15/19 (2)	47,530,219
49,400,000	Pakistan Government International Bond, (144A), 8.25%, due 04/15/24 (2)	49,338,250

	Total Pakistan (Cost: $96,347,890)	96,868,469

	Panama (Cost: $32,718,757) (0.7%)
33,000,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (2)	34,155,000

	Paraguay (1.6%)
44,440,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (2)	47,773,000
32,850,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (2)	35,354,813

	Total Paraguay (Cost: $77,131,783)	83,127,813

	Peru (Cost: $50,907,186) (1.1%)
49,275,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21 (4)(5)	54,633,656

	Russia (10.3%)
36,000,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.5%, due 09/26/19 (2)	35,460,000
49,500,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 7.7%, due 02/01/18 (2)	47,396,250
51,700,000	EDC Finance, Ltd., (144A), 4.875%, due 04/17/20 (2)	46,271,500
62,400,000	Gazprom Neft OAO via GPN Capital S.A., (144A), 6%, due 11/27/23 (2)	57,174,000
46,900,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 6.51%, due 03/07/22 (4)	46,665,500
34,182,000	Metalloinvest Finance, Ltd., (144A), 5.625%, due 04/17/20 (2)	30,934,710
65,000,000	Sberbank of Russia via SB Capital S.A., (144A), 5.25%, due 05/23/23 (2)	56,225,000

See accompanying notes to financial statements.

7

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Russia (Continued)
$60,500,000	Sberbank of Russia via SB Capital S.A., (144A), 5.5%, due 02/26/24 (1)(2)	$53,391,250
66,800,000	Vnesheconombank via VEB Finance PLC, (144A), 4.224%, due 11/21/18 (2)	61,289,000
46,500,000	Vnesheconombank via VEB Finance PLC, (Reg. S), 5.942%, due 11/21/23 (4)	41,733,750
51,500,000	VTB Bank OJSC via VTB Eurasia, Ltd., (144A), 9.5%, due 12/29/49 (1)(2)(3)	50,341,250

	Total Russia (Cost: $573,212,015)	526,882,210

	Saudi Arabia (Cost: $63,865,913) (1.3%)
63,000,000	Saudi Electricity Global Sukuk Co. 3, (144A), 5.5%, due 04/08/44 (2)	64,575,000

	Serbia (2.2%)
34,000,000	Republic of Serbia, (144A), 5.875%, due 12/03/18 (2)	35,870,000
38,000,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (4)(5)	37,762,500
33,000,000	Republic of Serbia, (Reg. S), 7.25%, due 09/28/21 (4)	36,795,000

	Total Serbia (Cost: $107,694,235)	110,427,500

	Slovenia (3.1%)
34,000,000	Slovenia Government International Bond, (144A), 5.25%, due 02/18/24 (2)	35,445,000
94,800,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (2)	101,317,500
20,000,000	Slovenia Government International Bond, (Reg. S), 5.85%, due 05/10/23 (4)(5)	21,850,000

	Total Slovenia (Cost: $150,268,198)	158,612,500

	South Africa (Cost: $36,566,995) (0.7%)
35,300,000	Myriad International Holdings BV, (144A), 6%, due 07/18/20 (2)	38,741,750

	Sri Lanka (Cost: $23,343,301) (0.5%)
23,000,000	National Savings Bank, (144A), 8.875%, due 09/18/18 (2)	25,673,750

	Turkey (4.0%)
60,500,000	Hazine Mustesarligi Varlik Kiralama A.S., (144A), 4.557%, due 10/10/18 (2)	62,920,000
70,000,000	Turkey Government International Bond, 5.75%, due 03/22/24 (5)	75,250,000
61,000,000	Turkey Government International Bond, 6.625%, due 02/17/45	68,701,250

	Total Turkey (Cost: $193,456,808)	206,871,250

	Ukraine (4.1%)
63,200,000	National JSC Naftogaz of Ukraine, 9.5%, due 09/30/14	57,512,000
34,500,000	Ukraine Government International Bond, (Reg. S), 6.58%, due 11/21/16 (4)	29,583,750
28,800,000	Ukraine Government International Bond, (Reg. S), 6.875%, due 09/23/15 (4)	26,208,000
30,500,000	Ukraine Government International Bond, (Reg. S), 7.5%, due 04/17/23 (4)	25,809,100
65,300,000	Ukraine Government International Bond, (Reg. S), 7.8%, due 11/28/22 (4)	55,260,125
17,500,000	Ukraine Government International Bond, (Reg. S), 9.25%, due 07/24/17 (4)	16,056,250

	Total Ukraine (Cost: $217,222,638)	210,429,225

	Venezuela (7.5%)
170,150,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (4)(5)	154,411,125
74,500,000	Petroleos de Venezuela S.A., (Reg. S), 5.375%, due 04/12/27 (4)	44,327,500
64,450,000	Venezuela Government International Bond, 9.25%, due 09/15/27	54,041,325

See accompanying notes to financial statements.

8

TCW Emerging Markets Income Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Venezuela (Continued)
$21,000,000	Venezuela Government International Bond, (Reg. S), 5.75%, due 02/26/16 (4)	$19,383,000
71,000,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (4)(5)	58,752,500
67,850,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (4)	53,262,250

	Total Venezuela (Cost: $374,408,899)	384,177,700

	Zambia (Cost: $31,735,680) (0.6%)
32,000,000	Zambia Government International Bond, (144A), 8.5%, due 04/14/24 (2)	33,600,800

	Total Fixed Income Securities (Cost: $4,829,510,571) (94.5%)	4,830,670,132

Number of Shares	Equity Securities
	Mexico (0%)
240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R. (6)	—

	Total Equity Securities (Cost: $0) (0%)	—

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $182,704,357) (3.6%)
$182,704,357	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $190,765,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22 valued at $177,270,475; $9,680,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $9,088,591) (Total Amount to be Received Upon Repurchase $182,704,357)	182,704,357

	U.S. Treasury Security (0.1%)
1,102,000	U.S. Treasury Bill, 0.037%, due 05/22/14 (8)	1,101,976
761,000	U.S. Treasury Bill, 0.027%, due 05/08/14 (8)	760,995
1,056,000	U.S. Treasury Bill, 0.02%, due 07/10/14 (8)	1,055,959
1,124,000	U.S. Treasury Bill, 0.028%, due 08/14/14 (8)	1,123,910

	U.S. Treasury Security (Cost: $4,042,838)	4,042,840

	Total Short-Term Investments (Cost: $186,747,195) (3.7%)	186,747,197

	Total Investments (Cost: $5,016,257,766) (98.2%)	5,017,417,329
	Excess of Other Assets over Liabilities (1.8%)	90,274,656

	Total Net Assets (100.0%)	$5,107,691,985

See accompanying notes to financial statements.

9

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Bank of America	HUF	5,898,000,000	08/04/14	$26,298,658	$26,487,384	$188,726
Bank of America	JPY	5,049,500,000	05/28/14	52,022,913	49,440,022	(2,582,891)
Bank of America	JPY	5,872,440,000	10/01/14	56,494,288	57,542,046	1,047,758
Bank of America	PLN	79,695,000	08/04/14	25,767,913	26,171,258	403,345
Bank of America	RUB	1,663,750,000	05/19/14	48,711,755	46,513,051	(2,198,704)
Bank of America	RUB	1,828,375,000	01/21/15	46,896,248	48,004,293	1,108,045
Goldman Sachs	MXN	1,023,360,000	05/14/14	82,000,000	78,127,722	(3,872,278)

				$338,191,775	$332,285,776	$(5,905,999)

SELL (10)
Bank of America	AUD	27,844,915	05/21/14	$25,000,000	$25,766,047	$(766,047)
Bank of America	EUR	36,565,085	01/28/15	50,000,000	50,687,186	(687,186)
Bank of America	HUF	5,898,000,000	08/04/14	25,000,000	26,487,384	(1,487,384)
Bank of America	JPY	5,049,500,000	05/28/14	50,000,000	49,440,022	559,978
Bank of America	JPY	5,872,440,000	10/01/14	60,000,000	57,542,046	2,457,954
Bank of America	PLN	79,695,000	08/04/14	25,000,000	26,171,258	(1,171,258)
Bank of America	RUB	1,663,750,000	05/19/14	50,000,000	46,513,051	3,486,949
Bank of America	RUB	1,828,375,000	01/21/15	50,000,000	48,004,294	1,995,706
Bank of America	TRY	114,685,000	08/19/14	50,000,000	52,698,279	(2,698,279)
Goldman Sachs	MXN	1,023,360,000	05/14/14	77,082,067	78,127,722	(1,045,655)

				$462,082,067	$461,437,289	$644,778

Cross Currency Forwards

Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation (Depreciation)
Bank of America	TRY	102,850,000	05/13/14	BRL	117,249,000	$3,894,715
Bank of America	BRL	117,249,000	05/13/14	TRY	102,624,945	(4,000,697)

						$(105,982)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
SELL
3,045	5-Year U.S. Treasury Note Futures	06/30/14	$363,734,766	$675,742
900	10-Year U.S. Treasury Note Futures	06/19/14	111,979,687	(200,704)

			$475,714,453	$475,038

See accompanying notes to financial statements.

10

TCW Emerging Markets Income Fund

April 30, 2014

Credit Default Swaps — Buy Protection

Notional Amount	Implied Credit Spread (11)(12)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized Depreciation	Premium Paid	Value (13)
OTC Swaps
$25,000,000	0.28%	03/20/17	Bank of America	1.0%	State of Qatar	$(890,422)	$360,602	$(529,820)

Cash in the amount of $2,990,000 has been received by the Fund as collateral for swap agreements and forward currency contracts.

Notes to the Schedule of Investments:

AUD - Australian	Dollar.
BRL - Brazilian	Real.
EUR - Euro	Currency.
HUF	- Hungarian Forint.
IDR - Indonesian	Rupiah.
INR - Indian	Rupee.
JPY - Japanese	Yen.
MXN - Mexican	Peso.
PLN - Polish	Zloty.
RUB - Russian	Ruble.
TRY - New	Turkish Lira.
OJSC - Open	Joint-Stock Company.
OTC - Over-the	Counter.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2014.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $3,042,145,313 or 59.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Perpetual Maturity.
(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2014, the value of these securities amounted to $955,519,006 or 18.7% of net assets.
(5)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)
(6)	Security is currently in default. Income is not being accrued.
(7)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(8)	Rate shown represents yield-to-maturity.
(9)	Fund buys foreign currency, sells U.S. Dollar.
(10)	Fund sells foreign currency, buys U.S. Dollar.
(11)	The maximum potential amount the Fund could receive as a buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(12)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(13)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to financial statements.

11

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Airlines	0.9%
Banks	16.8
Building Materials	2.6
Chemicals	1.1
Diversified Financial Services	3.8
Electric	7.3
Energy-Alternate Sources	1.1
Engineering & Construction	2.3
Foreign Government Bonds	34.8
Government Regional/Local	1.2
Holding Companies — Diversified	2.0
Internet	0.7
Investment Companies	0.3
Iron & Steel	0.6
Media	0.7
Mining	1.2
Oil & Gas	14.4
Oil & Gas Services	0.9
Real Estate	1.8
Short-Term Investments	3.7

Total	98.2%

See accompanying notes to financial statements.

12

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	April 30, 2014

Principal Amount		Fixed Income Securities	Value

		Brazil (10.9% of Net Assets)
BRL	3,540,000	Brazil Letras do Tesouro Nacional, 0%, due 01/01/16	$1,309,406
BRL	4,000,000	Brazil Letras do Tesouro Nacional, 0%, due 01/01/17	1,311,292
BRL	11,450,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/15	5,095,027
BRL	15,468,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17 (1)	6,596,244
BRL	15,000,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	6,115,508
BRL	12,895,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23 (1)	5,060,724

		Total Brazil (Cost: $25,006,329)	25,488,201

		Colombia (7.9%)
COP	6,660,000,000	Colombian TES (Treasury) Bond, 6%, due 04/28/28	3,188,072
COP	13,870,000,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22	7,504,365
COP	7,500,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	4,906,025
COP	5,718,000,000	Empresa de Telecomunicaciones de Bogota, (144A), 7%, due 01/17/23 (2)	2,771,772

		Total Colombia (Cost: $17,863,120)	18,370,234

		Hungary (4.1%)
HUF	408,000,000	Hungary Government Bond, 5.5%, due 02/12/16	1,916,225
HUF	406,370,000	Hungary Government Bond, 6%, due 11/24/23	1,942,425
HUF	281,400,000	Hungary Government Bond, 6.5%, due 06/24/19	1,389,436
HUF	391,000,000	Hungary Government Bond, 6.75%, due 11/24/17	1,936,692
HUF	197,600,000	Hungary Government Bond, 6.75%, due 10/22/28	979,813
HUF	292,500,000	Hungary Government Bond, 7.5%, due 11/12/20	1,512,319

		Total Hungary (Cost: $9,481,692)	9,676,910

		India (4.9%)
INR	355,000,000	India Government Bond, 7.28%, due 06/03/19 (1)	5,568,759
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	836,014
INR	125,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	2,083,123
INR	175,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	2,927,946

		Total India (Cost: $13,127,631)	11,415,842

		Indonesia (8.0%)
IDR	13,769,000,000	Indonesia Government Bond, 10.5%, due 08/15/30	1,404,297
IDR	36,802,000,000	Indonesia Treasury Bond, 5.25%, due 05/15/18	2,935,346
IDR	22,206,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	1,633,758
IDR	23,027,000,000	Indonesia Treasury Bond, 6.625%, due 05/15/33	1,626,188
IDR	34,263,000,000	Indonesia Treasury Bond, 7%, due 05/15/22	2,798,242
IDR	15,354,000,000	Indonesia Treasury Bond, 7.375%, due 09/15/16	1,334,337
IDR	22,163,000,000	Indonesia Treasury Bond, 8.25%, due 06/15/32	1,873,408
IDR	23,608,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24 (1)	2,093,509
IDR	15,299,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	1,384,651
IDR	16,111,000,000	Indonesia Treasury Bond, 9.5%, due 07/15/31	1,518,920

		Total Indonesia (Cost: $18,951,111)	18,602,656

See accompanying notes to financial statements.

13

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value

		Malaysia (8.1%)
MYR	10,628,000	Malaysia Government Bond, 3.26%, due 03/01/18	$3,221,679
MYR	3,779,000	Malaysia Government Bond, 3.48%, due 03/15/23	1,109,526
MYR	9,051,000	Malaysia Government Bond, 4.012%, due 09/15/17	2,814,522
MYR	6,347,000	Malaysia Government Bond, 4.16%, due 07/15/21	1,970,106
MYR	14,360,000	Malaysia Government Bond, 4.262%, due 09/15/16	4,492,105
MYR	11,548,000	Malaysia Government Bond, 4.378%, due 11/29/19	3,655,155
MYR	4,081,000	Malaysia Government Bond, 4.392%, due 04/15/26	1,264,139
MYR	1,400,000	Malaysia Government Bond, 4.498%, due 04/15/30	432,529

		Total Malaysia (Cost: $19,284,208)	18,959,761

		Mexico (10.2%)
MXN	15,049,700	Mexican BONOS Government Bond, 6.5%, due 06/09/22 (1)	1,189,035
MXN	80,010,000	Mexican BONOS Government Bond, 7.25%, due 12/15/16 (1)	6,570,631
MXN	28,690,000	Mexican BONOS Government Bond, 7.75%, due 05/29/31	2,365,444
MXN	14,400,000	Mexican BONOS Government Bond, 7.75%, due 11/23/34	1,179,551
MXN	14,600,000	Mexican BONOS Government Bond, 7.75%, due 11/13/42	1,176,659
MXN	49,470,000	Mexican BONOS Government Bond, 8%, due 06/11/20 (1)	4,276,080
MXN	27,700,000	Mexican BONOS Government Bond, 8%, due 12/07/23	2,397,569
MXN	20,200,000	Mexican BONOS Government Bond, 8.5%, due 11/18/38	1,766,749
MXN	28,900,000	Mexican BONOS Government Bond, 10%, due 12/05/24	2,851,458

		Total Mexico (Cost: $24,097,030)	23,773,176

		Peru (3.0%)
PEN	5,310,000	Peruvian Government International Bond, (Reg. S), 7.84%, due 08/12/20 (3)	2,116,299
PEN	2,070,000	Peruvian Government International Bond, (Reg. S), 5.2%, due 09/12/23 (3)	701,595
PEN	5,030,000	Peruvian Government International Bond, (Reg. S), 8.2%, due 08/12/26 (3)	2,106,694
PEN	5,870,000	Peruvian Government International Bond, (Reg. S), 6.9%, due 08/12/37 (3)	2,101,320

		Total Peru (Cost: $7,082,292)	7,025,908

		Philippines (Cost: $5,353,120) (2.2%)
PHP	215,000,000	Philippine Government International Bond, 4.95%, due 01/15/21	5,051,873

		Poland (5.3%)
PLN	3,560,000	Poland Government Bond, 4%, due 10/25/23	1,173,956
PLN	7,000,000	Poland Government Bond, 4.75%, due 10/25/16 (1)	2,424,973
PLN	4,400,000	Poland Government Bond, 4.75%, due 04/25/17	1,520,865
PLN	5,000,000	Poland Government Bond, 5.25%, due 10/25/17	1,762,775
PLN	5,700,000	Poland Government Bond, 5.25%, due 10/25/20	2,051,584
PLN	4,700,000	Poland Government Bond, 5.5%, due 10/25/19	1,702,652
PLN	4,500,000	Poland Government Bond, 5.75%, due 09/23/22	1,673,534

		Total Poland (Cost: $12,153,130)	12,310,339

		Romania (3.1%)
RON	6,130,000	Romania Government Bond, 5.75%, due 01/27/16	1,992,937
RON	8,600,000	Romania Government Bond, 5.85%, due 04/26/23	2,865,637

See accompanying notes to financial statements.

14

TCW Emerging Markets Local Currency Income Fund

April 30, 2014

Principal Amount		Fixed Income Securities	Value

		Romania (Continued)
RON	6,900,000	Romania Government Bond, 5.9%, due 07/26/17	$2,280,318

		Total Romania (Cost: $7,002,135)	7,138,892

		Russia (8.2%)
RUB	139,600,000	Russian Federal Bond — OFZ, 6.8%, due 12/11/19	3,556,813
RUB	73,600,000	Russian Federal Bond — OFZ, 7%, due 01/25/23	1,796,747
RUB	78,000,000	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	1,813,505
RUB	150,400,000	Russian Federal Bond — OFZ, 7.35%, due 01/20/16 (1)	4,150,610
RUB	132,300,000	Russian Federal Bond — OFZ, 7.4%, due 06/14/17	3,573,142
RUB	68,700,000	Russian Federal Bond — OFZ, 7.6%, due 04/14/21	1,778,332
RUB	90,000,000	Russian Foreign Bond — Eurobond, (Reg. S), 7.85%, due 03/10/18 (3)	2,432,729

		Total Russia (Cost: $21,642,468)	19,101,878

		Serbia (Cost: $6,326,074) (2.8%)
RSD	540,000,000	Serbia Treasury Bond, 10%, due 05/16/15 (1)	6,547,017

		South Africa (10.2%)
ZAR	41,950,400	South Africa Government Bond, 6.25%, due 03/31/36	2,941,306
ZAR	33,819,000	South Africa Government Bond, 6.75%, due 03/31/21	2,981,929
ZAR	36,969,000	South Africa Government Bond, 7%, due 02/28/31	2,927,997
ZAR	49,860,000	South Africa Government Bond, 8%, due 12/21/18 (1)	4,777,705
ZAR	25,883,000	South Africa Government Bond, 8.75%, due 02/28/48	2,346,395
ZAR	48,607,000	South Africa Government Bond, 10.5%, due 12/21/26	5,345,203
ZAR	23,089,000	South Africa Government Bond, 13.5%, due 09/15/15	2,380,470

		Total South Africa (Cost: $26,446,208)	23,701,005

		Turkey (7.7%)
TRY	6,210,000	Turkey Government Bond, 6.3%, due 02/14/18	2,696,748
TRY	4,500,000	Turkey Government Bond, 7.1%, due 03/08/23	1,864,905
TRY	18,000,000	Turkey Government Bond, 8.3%, due 10/07/15	8,428,733
TRY	5,200,000	Turkey Government Bond, 8.3%, due 06/20/18	2,403,042
TRY	5,100,000	Turkey Government Bond, 9.5%, due 01/12/22	2,450,765

		Total Turkey (Cost: $17,253,982)	17,844,193

		Total Fixed Income Securities (Cost: $231,070,530) (96.6%)	225,007,885

		Total Investments (Cost: $231,070,530) (96.6%)	225,007,885
		Excess of Other Assets over Liabilities (3.4%)	7,864,411

		Total Net Assets (100.0%)	$232,872,296

See accompanying notes to financial statements.

15

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America	HUF	3,538,800,000	08/04/14	$15,779,195	$15,892,430	$113,235
Bank of America	JPY	504,950,000	05/28/14	5,202,291	4,944,002	(258,289)
Bank of America	MYR	55,026,000	05/14/14	18,000,000	16,839,932	(1,160,068)
Bank of America	PLN	47,817,000	08/04/14	15,460,748	15,702,755	242,007
Bank of America	RUB	499,650,000	05/19/14	13,533,833	13,968,592	434,759

				$67,976,067	$67,347,711	$(628,356)

SELL (5)
Bank of America	EUR	10,964,311	01/28/15	$15,000,000	$15,198,928	$(198,928)
Bank of America	JPY	504,950,000	05/28/14	5,000,000	4,944,002	55,998
Bank of America	MYR	55,026,000	05/14/14	16,722,686	16,839,932	(117,246)
Bank of America	PLN	47,817,000	08/04/14	15,000,000	15,702,755	(702,755)
Bank of America	RUB	665,500,000	05/19/14	20,000,000	18,605,220	1,394,780
Bank of America	TRY	11,468,500	08/19/14	5,000,000	5,269,828	(269,828)
Bank of America	ZAR	35,804,800	08/20/14	3,200,000	3,340,608	(140,608)
Wells Fargo Investments LLC	HUF	3,538,800,000	08/04/14	15,000,000	15,892,430	(892,430)

				$94,922,686	$95,793,703	$(871,017)

Cross Currency Forwards

Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation (Depreciation)
Bank of America	TRY	7,000,000	05/13/14	BRL	7,980,000	$265,076
Bank of America	EUR	8,650,000	07/15/14	PLN	36,345,570	(40,747)
Bank of America	BRL	7,980,000	05/13/14	TRY	6,984,683	(272,289)

						$(47,960)

Cash in the amount of $270,000 has been received by the Fund as collateral for swap agreements and forward currency contracts.

See accompanying notes to financial statements.

16

TCW Emerging Markets Local Currency Income Fund

April 30, 2014

Notes to the Schedule of Investments:

BRL - Brazilian	Real.
COP - Colombian	Peso.
EUR - Euro	Currency.
HUF - Hungarian	Forint.
IDR - Indonesian	Rupiah.
INR - Indian	Rupee.
JPY - Japanese	Yen.
MXN - Mexican	Peso.
MYR - Malaysian	Ringgit.
PEN - Peruvian	Nouveau Sol.
PHP - Philippines	Peso.
PLN - Polish	Zloty.
RON - New	Romanian Leu.
RSD - Serbian	Dinar.
RUB - Russian	Ruble.
TRY - New	Turkish Lira.
ZAR - South	African Rand.
(1)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $2,771,772 or 1.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2014, the value of these securities amounted to $9,458,637 or 4.1% of net assets.
(4)	Fund buys foreign currency, sells U.S. Dollar.
(5)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

17

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Electric	4.9%
Foreign Government Bonds	90.5
Telecommunications	1.2

Total	96.6%

See accompanying notes to financial statements.

18

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2014

Principal Amount		Fixed Income Securities	Value

		Argentina (0.8% of Net Assets)
	$150,000	Argentine Republic Government International Bond, 2.5%, due 12/31/38	$64,313
	140,204	Argentine Republic Government International Bond, 8.28%, due 12/31/33	113,565
	203,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17	190,820

		Total Argentina (Cost: $371,905)	368,698

		Brazil (2.7%)
	200,000	Banco Nacional de Desenvolvimento Economico e Social, (144A), 4%, due 04/14/19 (1)	201,250
	200,000	Banco Nacional de Desenvolvimento Economico e Social, (144A), 5.75%, due 09/26/23 (1)	209,000
	200,000	Brazil Minas SPE via State of Minas Gerais, (144A), 5.333%, due 02/15/28 (1)	198,600
	194,580	Odebrecht Offshore Drilling Finance, Ltd., (144A), 6.75%, due 10/01/22 (1)	204,066
	100,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	105,290
	100,000	Petrobras Global Finance BV, 7.25%, due 03/17/44	107,950
	200,000	QGOG Constellation S.A., (144A), 6.25%, due 11/09/19 (1)	202,000

		Total Brazil (Cost: $1,175,864)	1,228,156

		Chile (1.5%)
	200,000	Empresa de Transporte de Pasajeros Metro SA, (144A), 4.75%, due 02/04/24 (1)	209,249
	200,000	GeoPark Latin America, Ltd. Agencia en Chile, (144A), 7.5%, due 02/11/20 (1)	211,500
	250,000	Guanay Finance, Ltd., (144A), 6%, due 12/15/20 (1)	265,325

		Total Chile (Cost: $656,122)	686,074

		China (0.8%)
	200,000	Country Garden Holdings Co., Ltd., (144A), 7.25%, due 04/04/21 (1)	186,000
	200,000	Tencent Holdings, Ltd., (144A), 3.375%, due 05/02/19 (1)	201,294

		Total China (Cost: $392,800)	387,294

		Colombia (2.1%)
	200,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (1)	209,500
COP	440,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	287,820
	$280,000	Grupo Aval, Ltd., (144A), 4.75%, due 09/26/22 (1)	274,400
	200,000	Pacific Rubiales Energy Corp., (144A), 5.375%, due 01/26/19 (1)	206,000

		Total Colombia (Cost: $956,262)	977,720

		Croatia (Cost: $305,905) (0.7%)
	300,000	Croatia Government International Bond, (144A), 6%, due 01/26/24 (1)	313,875

		Dominican Republic (Cost: $203,855) (0.5%)
	200,000	Dominican Republic International Bond, (144A), 6.6%, due 01/28/24 (1)	210,260

		El Salvador (Cost: $189,624) (0.4%)
	200,000	MMG S.A. (AES El Salvador Trust II), (144A), 6.75%, due 03/28/23 (1)	193,000

See accompanying notes to financial statements.

19

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value

		Guatemala (0.6%)
	$100,000	Agromercantil Senior Trust, (144A), 6.25%, due 04/10/19 (1)	$102,125
	180,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (1)	174,375

		Total Guatemala (Cost: $271,606)	276,500

		Hungary (1.2%)
	200,000	Hungary Government International Bond, 5.375%, due 03/25/24	207,750
	330,000	Hungary Government International Bond, 5.75%, due 11/22/23	353,100

		Total Hungary (Cost: $533,374)	560,850

		India (0.8%)
INR	9,500,000	India Government Bond, 7.28%, due 06/03/19	149,023
	$200,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (1)	212,875

		Total India (Cost: $343,487)	361,898

		Indonesia (Cost: $200,000) (0.5%)
	200,000	Perusahaan Penerbit SBSN, (144A), 6.125%, due 03/15/19 (1)	221,000

		Israel (1.0%)
	200,000	Israel Electric Corp., Ltd., (144A), 5.625%, due 06/21/18 (1)(2)	212,500
	200,000	Israel Electric Corp., Ltd., (144A), 6.875%, due 06/21/23 (1)	222,000

		Total Israel (Cost: $423,547)	434,500

		Mexico (4.6%)
	200,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, (144A), 5.95%, due 01/30/24 (1)(3)	208,250
	250,000	BBVA Bancomer S.A., (144A), 4.375%, due 04/10/24 (1)	249,062
	168,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (1)	187,740
	300,000	Cemex S.A.B. de C.V., (144A), 4.977%, due 10/15/18 (1)(3)	316,500
	200,000	Cemex S.A.B. de C.V., (144A), 6.5%, due 12/10/19 (1)	210,500
	200,000	Cemex S.A.B. de C.V., (Reg. S), 7.25%, due 01/15/21 (4)	215,500
	200,000	Comision Federal de Electricidad, (144A), 4.875%, due 01/15/24 (1)	207,000
	200,000	Credito Real S.A.B. de C.V., (144A), 7.5%, due 03/13/19 (1)	211,000
	200,000	Offshore Drilling Holding S.A., (144A), 8.375%, due 09/20/20 (1)	218,750
	100,000	Petroleos Mexicanos, 4.875%, due 01/18/24	104,250

		Total Mexico (Cost: $2,054,438)	2,128,552

		Morocco (Cost: $187,984) (0.4%)
	200,000	OCP S.A., (144A), 6.875%, due 04/25/44 (1)	201,520

		Nigeria (Cost: $197,894) (0.4%)
	200,000	Zenith Bank PLC, (144A), 6.25%, due 04/22/19 (1)	200,500

		Pakistan (0.9%)
	200,000	Pakistan Government International Bond, (144A), 7.25%, due 04/15/19 (1)	201,250
	200,000	Pakistan Government International Bond, (144A), 8.25%, due 04/15/24 (1)	199,750

		Total Pakistan (Cost: $399,000)	401,000

See accompanying notes to financial statements.

20

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2014

Principal Amount	Fixed Income Securities	Value

	Panama (Cost: $198,020) (0.5%)
$200,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (1)	$207,000

	Paraguay (0.7%)
150,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (1)	161,250
150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (1)	161,438

	Total Paraguay (Cost: $307,952)	322,688

	Russia (4.0%)
200,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.5%, due 09/26/19 (1)	197,000
100,000	Gazprom Neft OAO via GPN Capital SA, (144A), 6%, due 11/27/23 (1)	91,625
200,000	Gazprom OAO via Gaz Capital SA, (Reg. S), 6.51%, due 03/07/22 (4)	199,000
100,000	Mobile Telesystems OJSC via MTS International Funding, Ltd., (Reg. S), 8.625%, due 06/22/20 (4)	113,750
480,000	Sberbank of Russia via SB Capital S.A., (144A), 5.25%, due 05/23/23 (1)	415,200
200,000	Sberbank of Russia via SB Capital S.A., (144A), 5.5%, due 02/26/24 (1)(3)	176,500
200,000	Vnesheconombank via VEB Finance PLC, (144A), 4.224%, due 11/21/18 (1)	183,500
200,000	Vnesheconombank via VEB Finance PLC, (Reg. S), 5.942%, due 11/21/23 (4)	179,500
280,000	VTB Bank OJSC via VTB Eurasia, Ltd., (144A), 9.5%, due 12/31/49 (1)(3)(5)	273,700

	Total Russia (Cost: $1,964,278)	1,829,775

	Saudi Arabia (Cost: $203,499) (0.4%)
200,000	Saudi Electricity Global Sukuk Co. 3, (144A), 5.5%, due 04/08/44 (1)	205,000

	Serbia (0.9%)
200,000	Republic of Serbia, (144A), 5.875%, due 12/03/18 (1)	211,000
200,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (4)	198,750

	Total Serbia (Cost: $387,849)	409,750

	Slovenia (0.9%)
200,000	Slovenia Government International Bond, (144A), 5.25%, due 02/18/24 (1)	208,500
200,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (1)	213,750

	Total Slovenia (Cost: $395,005)	422,250

	South Africa (Cost: $201,813) (0.5%)
200,000	Myriad International Holdings BV, (144A), 6%, due 07/18/20 (1)(2)	219,500

	Turkey (1.9%)
200,000	Hazine Mustesarligi Varlik Kiralama A.S., (144A), 4.557%, due 10/10/18 (1)	208,000
400,000	Turkey Government International Bond, 5.75%, due 03/22/24	430,000
200,000	Turkey Government International Bond, 6.625%, due 02/17/45	225,250

	Total Turkey (Cost: $814,410)	863,250

	Ukraine (1.5%)
100,000	National JSC Naftogaz of Ukraine, 9.5%, due 09/30/14	91,000
200,000	Ukraine Government International Bond, (Reg. S), 6.58%, due 11/21/16 (4)	171,500
100,000	Ukraine Government International Bond, (Reg. S), 6.875%, due 09/23/15 (4)	91,000

See accompanying notes to financial statements.

21

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Ukraine (Continued)
$200,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/23/20 (4)	$170,500
200,000	Ukraine Government International Bond, (Reg. S), 7.8%, due 11/28/22 (4)	169,250

	Total Ukraine (Cost: $722,806)	693,250

	Venezuela (2.6%)
200,000	Petroleos de Venezuela S.A., 4.9%, due 10/28/14	194,300
300,000	Petroleos de Venezuela S.A., (Reg. S), 5.375%, due 04/12/27 (4)	178,500
300,000	Venezuela Government International Bond, 9.25%, due 09/15/27	251,550
150,000	Venezuela Government International Bond, (Reg. S), 5.75%, due 02/26/16 (2)(4)	138,450
100,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (4)	82,750
350,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (4)	274,750
100,000	Venezuela Government International Bond, (Reg. S), 9%, due 05/07/23 (4)	83,500

	Total Venezuela (Cost: $1,164,087)	1,203,800

	Zambia (Cost: $198,348) (0.5%)
200,000	Zambia Government International Bond, (144A), 8.5%, due 04/14/24 (1)	210,005

	Total Fixed Income Securities (Cost: $15,421,734) (34.3%)	15,737,665

Number of Shares	Preferred Stock
	Brazil (2.2%)
65,000	Lojas Americanas S.A., 0.55%	491,219
31,500	Itau Unibanco Holding S.A., 4.07% (ADR)	515,340

	Total Brazil (Cost: $893,464)	1,006,559

	India (Cost: $33,300) (0.1%)
2,702,700	Zee Entertainment Enterprises, Ltd., 6%	34,503

	Total Preferred Stock (Cost: $926,764) (2.3%)	1,041,062

	Common Stock
	Argentina (Cost: $339,925) (0.8%)
12,010	YPF S.A. (SP ADR)	341,805

	Australia (1.6%)
6,250	BHP Billiton, Ltd. (SP ADR)	440,875
36,100	Oil Search, Ltd.	298,300

	Total Australia (Cost: $729,031)	739,175

	Brazil (2.6%)
103,900	BM&FBOVESPA S.A.	529,972
20,500	CCR S.A.	160,059
35,600	Petroleo Brasileiro S.A. (ADR)	494,128

	Total Brazil (Cost: $1,082,506)	1,184,159

See accompanying notes to financial statements.

22

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2014

Number of Shares	Common Stock	Value

	China (11.6%)
102,900	AIA Group, Ltd.	$500,470
315,700	Anton Oilfield Services Group	209,656
3,545	Baidu, Inc. (SP ADR) (6)	545,398
718,000	Bank of China, Ltd. — Class H	317,281
34,476	Biostime International Holdings, Ltd.	229,337
440,000	China Construction Bank Corp. — Class H	304,648
298,800	China Longyuan Power Group, Corp. — Class H	307,382
139,179	Dawnrays Pharmaceutical Holdings, Ltd.	104,759
37,085	Galaxy Entertainment Group, Ltd. (6)	293,000
883,300	GCL-Poly Energy Holdings, Ltd. — Class P (6)	265,321
22,060	Hollysys Automation Technologies, Ltd. (6)	472,305
515,000	Industrial & Commercial Bank of China, Ltd. — Class H	307,059
8,605	Melco Crown Entertainment, Ltd. (ADR) (6)	294,119
605	PetroChina Co., Ltd. (ADR)	69,769
169,894	PetroChina Company, Ltd. — Class H	195,585
128,700	Sihuan Pharmaceutical Holdings Group, Ltd.	141,256
12,405	Tencent Holdings, Ltd.	781,351

	Total China (Cost: $5,376,333)	5,338,696

	Egypt (Cost: $566,427) (1.4%)
123,450	Commercial International Bank Egypt SAE	658,642

	India (5.4%)
6,700	Axis Bank, Ltd.	169,370
10,100	Divi’s Laboratories, Ltd.	231,098
7,400	ICICI Bank, Ltd.	153,383
25,800	Lupin, Ltd.	424,782
62,000	Motherson Sumi Systems, Ltd.	262,426
29,000	Oil & Natural Gas Corp., Ltd.	157,217
7,100	State Bank of India	245,338
26,300	Sun Pharmaceutical Industries, Ltd.	277,684
128,700	Zee Entertainment Enterprises, Ltd.	561,521

	Total India (Cost: $2,248,705)	2,482,819

	Indonesia (Cost: $645,355) (1.5%)
5,271,500	Kalbe Farma Tbk PT	706,018

	Iraq (Cost: $443,728) (1.0%)
28,084	Genel Energy PLC (6)	459,872

	Japan (1.0%)
1,345	FANUC Corp.	242,888
24,447	Minebea Co., Ltd.	198,283

	Total Japan (Cost: $453,474)	441,171

	Kenya (Cost: $269,385) (0.8%)
2,490,000	Safari.com, Ltd.	375,160

See accompanying notes to financial statements.

23

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Mexico (3.4%)
90,810	Alsea S.A.B. de C.V.	$313,939
44,096	Cemex S.A.B. de C.V. (SP ADR) (6)	557,374
79,600	Corp. Inmobiliaria Vesta S.A.B. de C.V.	161,766
2,470	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	224,202
137,750	Grupo Lala S.A.B. de C.V.	319,933

	Total Mexico (Cost: $1,500,157)	1,577,214

	Nigeria (Cost: $366,277) (0.8%)
140,300	Afren PLC (6)	372,701

	Panama (Cost: $240,880) (0.5%)
1,550	Copa Holdings S.A.	209,684

	Peru (Cost: $227,487) (0.6%)
1,740	Credicorp, Ltd.	259,695

	Philippines (Cost: $293,882) (0.6%)
16,660	SM Investments Corp.	271,580

	Qatar (Cost: $286,556) (0.6%)
5,600	Qatar National Bank	292,287

	Russia (3.5%)
8,510	Eurasia Drilling Co., Ltd (GDR)	209,771
6,500	Gazprom Neft OAO (SP ADR)	129,361
4,150	Lukoil OAO (SP ADR)	219,699
78,000	Moscow Exchange MICEX-RTS OAO	115,639
3,000	NOVATEK OAO (GDR)	310,173
21,875	Sberbank of Russia (SP ADR)	184,277
292,774	United Co. RUSAL PLC (6)	128,352
12,175	Yandex N.V. (6)	322,637

	Total Russia (Cost: $1,860,646)	1,619,909

	Saudi Arabia (2.8%)
8,250	Astra Industries	135,387
7,670	Fawaz Abdulaziz Alhokair	392,024
39,980	Samba Financial Group	431,982
7,745	Saudi Airlines Catering Co.	338,154

	Total Saudi Arabia (Cost: $1,111,396)	1,297,547

	South Africa (3.3%)
11,460	Aspen Pharmacare Holdings, Ltd.	305,139
13,288	Brait SE (6)	71,505
24,230	MTN Group, Ltd.	485,606
4,100	Naspers, Ltd. — N Shares (6)	387,055
4,600	Sasol, Ltd.	257,543

	Total South Africa (Cost: $1,473,490)	1,506,848

See accompanying notes to financial statements.

24

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2014

Number of Shares	Common Stock	Value

	South Korea (5.7%)
2,300	Hankook Tire Co., Ltd.	$133,441
1,860	Hyundai Mobis	531,371
18,380	KB Financial Group, Inc.	628,758
4,300	Paradise Co., Ltd.	160,190
490	Samsung Electronics Co., Ltd.	638,940
12,330	Shinhan Financial Group Co., Ltd.	538,185

	Total South Korea (Cost: $2,472,006)	2,630,885

	Taiwan (7.2%)
28,400	Advantech Co., Ltd.	183,943
69,250	Airtac International Group	744,821
325,877	Cathay Financial Holding Co., Ltd.	460,785
9,800	Ginko International Co., Ltd.	164,912
6,000	Hermes Microvision, Inc.	249,216
22,550	Himax Technologies, Inc. (ADR)	196,636
45,000	Hiwin Technologies Corp.	428,604
216,000	Taiwan Semiconductor Manufacturing Co., Ltd.	848,741

	Total Taiwan (Cost: $3,063,758)	3,277,658

	Turkey (Cost: $304,896) (0.8%)
93,500	Turkiye Garanti Bankasi A.S.	343,474

	United Arab Emirates (Cost: $282,250) (0.5%)
690,500	Air Arabia PJSC	248,917

	United States (Cost: $322,822) (0.7%)
4,860	IPG Photonics Corp. (6)	314,102

	Total Common Stocks (Cost: $25,961,372) (58.7%)	26,950,018

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $787,334) (1.7%)
$787,334	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $860,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $807,457) (Total Amount to be Received Upon Repurchase $787,334)	787,334

	Total Investments (Cost: $43,097,204) (97.0%)	44,516,079
	Excess of Other Assets over Liabilities (3.0%)	1,357,212

	Total Net Assets (100.0%)	$45,873,291

See accompanying notes to financial statements.

25

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized (Depreciation)
SELL (7)
Bank of America	AUD	222,759	05/21/14	$200,000	$206,128	$(6,128)
Bank of America	EUR	146,191	01/28/15	200,000	202,652	(2,652)
Bank of America	TRY	298,181	08/19/14	130,000	137,016	(7,016)

				$530,000	$545,796	$(15,796)

Cross Currency Forwards

Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation (Depreciation)
Bank of America	TRY	250,000	05/13/14	BRL	285,000	$9,467
Bank of America	BRL	285,000	05/13/14	TRY	249,453	(9,725)

						$(258)

Notes to the Schedule of Investments:

AUD - Australian	Dollar.
BRL - Brazilian	Real.
COP - Colombian	Peso.
EUR - Euro	Currency.
INR - Indian	Rupee.
TRY - New	Turkish Lira.
ADR - American	Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR - Global	Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
OJSC - Open	Joint-Stock Company.
PJSC - Private	Joint-Stock Company.
SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $10,594,984 or 23.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2014.
(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2014, the value of these securities amounted to $2,266,700 or 4.9% of net assets.
(5)	Perpetual Maturity.
(6)	Non-income producing security.
(7)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

26

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Airlines	1.5%
Auto Parts & Equipment	2.0
Banks	15.8
Beverages	0.5
Building Materials	2.8
Chemicals	1.0
Commercial Services	0.4
Computers	0.4
Diversified Financial Services	5.1
Electric	2.6
Electrical Components & Equipment	0.5
Electronics	0.4
Energy-Alternate Sources	1.2
Engineering & Construction	0.4
Entertainment	0.4
Food	0.7
Food Service	0.7
Foreign Government Bonds	13.3
Healthcare-Products	1.0
Household Products/Wares	0.5
Insurance	2.1
Internet	4.0
Investment Companies	0.6
Lodging	1.3
Machinery-Diversified	1.6
Media	2.7
Mining	1.7
Miscellaneous Manufacturers	2.9
Municipal Bonds	0.4
Oil & Gas	10.8
Oil & Gas Services	0.9
Pharmaceuticals	4.1
Real Estate	1.6
Retail	2.4
Semiconductors	3.7
Telecommunications	2.8
Transportation	0.5
Short-Term Investments	1.7

Total	97.0%

See accompanying notes to financial statements.

27

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	April 30, 2014

Country	Percentage of Net Assets
Argentina	1.4%
Australia	1.5
Brazil	7.4
Chile	1.6
China	12.5
Colombia	2.2
Croatia	0.7
Dominican Republic	0.5
Egypt	1.4
El Salvador	0.4
Guatemala	0.6
Hungary	1.2
India	6.2
Indonesia	2.1
Iraq	1.0
Israel	1.0
Japan	0.9
Kenya	0.8
Mexico	8.0
Morocco	0.4
Nigeria	1.2
Pakistan	0.8
Panama	0.9
Paraguay	0.8
Peru	0.6
Philippines	0.6
Qatar	0.6
Russia	7.5
Saudi Arabia	3.2
Serbia	0.9
Slovenia	1.0
South Africa	4.0
South Korea	5.8
Taiwan	7.1
Turkey	2.6
Ukraine	1.6
United Arab Emirates	0.5
United States	2.4
Venezuela	2.6
Zambia	0.5

Total	97.0%

See accompanying notes to financial statements.

28

TCW International Growth Fund

Schedule of Investments (Unaudited)	April 30, 2014

Number of Shares	Common Stock	Value

	Argentina (Cost: $26,460) (1.1% of Net Assets)
1,000	YPF S.A. (SP ADR)	$28,460

	Australia (Cost: $29,077) (1.3%)
1,600	Caltex Australia, Ltd.	33,126

	Brazil (7.1%)
2,500	BB Seguridade Participacoes SA	29,229
6,000	BM&FBOVESPA S.A.	30,605
3,000	BR Properties S.A.	23,907
2,500	CETIP S.A. — Mercados Organizados	31,779
2,000	Cielo S.A.	35,347
1,300	Kroton Educacional S.A. (1)	27,780

	Total Brazil (Cost: $146,388)	178,647

	Canada (10.7%)
1,000	Alaris Royalty Corp.	24,375
11,000	B2Gold Corp. (1)	31,790
3,500	Eldorado Gold Corp.	21,350
1,000	Franco-Nevada Corp.	48,170
1,000	Goldcorp, Inc.	24,720
1,500	Silver Wheaton Corp.	33,300
700	Suncor Energy, Inc.	27,020
7,000	Turquoise Hill Resources, Ltd. (1)	27,300
1,500	Yellow Media, Ltd. (1)	31,450

	Total Canada (Cost: $266,849)	269,475

	China (6.3%)
30,000	Fosun International, Ltd.	36,334
18,000	Li & Fung, Ltd.	26,201
1,000	New Oriental Education & Technology Group (SP ADR)	24,200
1,500	Noah Holdings, Ltd. (ADR) (1)	20,190
35,000	SOHO China, Ltd.	27,753
30,000	Travelsky Technology, Ltd. Class H	22,882

	Total China (Cost: $155,719)	157,560

	Denmark (2.1%)
600	Chr. Hansen Holding A/S	27,035
400	Pandora A/S	26,949

	Total Denmark (Cost: $46,600)	53,984

	India (21.3%)
1,200	Axis Bank, Ltd.	30,335
2,600	Bank of Baroda	35,314
9,000	Bharat Heavy Electricals, Ltd.	27,075
4,000	Bharat Petroleum Corp., Ltd.	30,199
5,000	Bharti Airtel, Ltd.	27,224

See accompanying notes to financial statements.

29

TCW International Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	India (Continued)
5,000	Cairn India, Ltd.	$27,797
5,000	Coal India, Ltd.	24,492
1,800	Container Corp. of India	28,712
4,000	GAIL India, Ltd.	24,561
2,000	Housing Development Finance Corp.	29,887
1,500	Larsen & Toubro, Ltd.	32,345
7,000	Motherson Sumi Systems, Ltd.	29,629
40,000	National Aluminium Co., Ltd.	25,344
12,000	NMDC, Ltd.	29,985
10,000	Power Finance Corp., Ltd.	30,715
1,048	Punjab National Bank	13,622
7,000	Rural Electrification Corp., Ltd.	27,569
1,000	State Bank of India	34,555
6,000	Zee Entertainment Enterprises, Ltd.	26,178

	Total India (Cost: $498,259)	535,538

	Indonesia (2.2%)
60,000	Perusahaan Gas Negara (Persero) Tbk PT	27,711
15,000	United Tractors Tbk PT	28,202

	Total Indonesia (Cost: $55,392)	55,913

	Iraq (Cost: $26,367) (1.3%)
2,000	Genel Energy PLC (1)	32,750

	Italy (Cost: $24,969) (1.0%)
800	Azimut Holding SpA	24,960

	Japan (19.9%)
1,500	Broadleaf Co., Ltd.	24,067
800	CyberAgent, Inc.	33,056
300	Daito Trust Construction Co., Ltd.	30,554
3,000	Daiwa Securities Group, Inc.	22,514
1,500	F@N Communications, Inc.	25,257
2,000	GMO internet, Inc.	17,684
700	GMO Payment Gateway, Inc.	21,961
500	Hikari Tsushin, Inc.	42,186
2,000	Hulic Co., Ltd.	24,143
8,000	Ichigo Group Holdings Co., Ltd.	23,742
1,500	Infomart Corp.	23,781
1,000	Mitsui Fudosan Co., Ltd.	29,626
3,000	NTT Urban Development Corp.	26,408
2,000	ORIX Corp. (1)	29,004
1,500	Park24 Co., Ltd.	27,442
2,000	SBI Holdings, Inc.	22,891
6,000	Sumitomo Mitsui Trust Holdings, Inc.	24,745
700	Sumitomo Realty & Development Co., Ltd.	27,182

See accompanying notes to financial statements.

30

TCW International Growth Fund

April 30, 2014

Number of Shares	Common Stock	Value

	Japan (Continued)
3,000	Tokyo Tatemono Co., Ltd.	$23,944

	Total Japan (Cost: $497,219)	500,187

	Jersey (Cost: $30,475) (1.6%)
500	Randgold Resources, Ltd. (ADR)	40,035

	Mexico (2.5%)
2,500	Fresnillo PLC	36,053
10,000	OHL Mexico S.A.B. de C.V. (1)	26,587

	Total Mexico (Cost: $52,379)	62,640

	Norway (Cost: $25,236) (1.1%)
5,000	Norsk Hydro ASA	26,763

	Papua New Guinea (Cost: $25,631) (1.2%)
3,500	Oil Search, Ltd.	28,921

	Philippines (2.1%)
2,000	Ayala Corp.	28,056
10,000	International Container Terminal Services, Inc.	24,298

	Total Philippines (Cost: $51,388)	52,354

	Portugal (Cost: $20,280) (1.1%)
15,000	Banco Espirito Santo S.A. (1)	26,573

	South Africa (Cost: $25,914) (1.3%)
3,500	Coronation Fund Managers, Ltd.	33,764

	South Korea (2.1%)
2,000	Interpark Corp.	22,448
800	SK Hynix, Inc. (1)	31,195

	Total South Korea (Cost: $52,920)	53,643

	Spain (Cost: $26,362) (1.2%)
700	Bolsas y Mercados Espanoles S.A.	30,478

	Taiwan (Cost: $27,945) (1.2%)
1,500	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	30,150

	Thailand (Cost: $29,696) (1.2%)
5,000	Kasikornbank PCL Class C	29,661

	Turkey (Cost: $24,832) (1.2%)
8,000	Turkiye Garanti Bankasi A.S.	29,388

	United Kingdom (2.9%)
6,000	Optimal Payments PLC (1)	38,372
3,000	Playtech, Ltd.	33,863

	Total United Kingdom (Cost: $43,777)	72,235

See accompanying notes to financial statements.

31

TCW International Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	United States (3.9%)
500	Royal Gold, Inc.	$33,100
10,000	Samsonite International S.A.	31,839
1,500	Tahoe Resources, Inc. (1)	33,336

	Total United States (Cost: $76,225)	98,275

	Total Common Stock (Cost: $2,286,359) (98.9%)	2,485,480

	Preferred Stock
	India (Cost: $1,533) (0.1%)
168,000	Zee Entertainment Enterprises, Ltd., 6%	2,145

	Total Preferred Stock (Cost: $1,533) (0.1%)	2,145

	Rights
	China (Cost: $0) (0.0%)
2,340	Fosun International, Ltd., Strike Price HKD 9.76, Expires 05/13/14 (1)	12

	Total Rights (Cost: $0) (0.0%)	12

	Warrants
	Greece (Cost: $27,074) (1.3%)
14,000	Alpha Bank AE, Strike Price EUR 0.45, Expires 12/10/17 (1)	32,806

	Sri Lanka (0.0%)
769	John Keells Holdings PLC, Strike Price LKR 185, Expires 11/12/15 (1)	392
769	John Keells Holdings PLC, Strike Price LKR 195, Expires 11/11/16 (1)	424

	Total Sri Lanka (Cost: $0)	816

	Total Warrants (Cost: $27,074) (1.3%)	33,622

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $16,289) (0.7%)
$16,289	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $20,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $18,778) (Total Amount to be Received Upon Repurchase $16,289)	16,289

	Total Investments (Cost: $2,331,255) (101.0%)	2,537,548
	Liabilities in Excess of Other Assets (-1.0%)	(24,787)

	Total Net Assets (100.0%)	$2,512,761

See accompanying notes to financial statements.

32

TCW International Growth Fund

April 30, 2014

Notes to the Schedule of Investments:

EUR - Euro	Currency.
HKD - Hong	Kong Dollar.
LKR - Sri	Lankan Rupee.
ADR - American	Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

33

TCW International Growth Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Air Freight & Logistics	1.1%
Auto Components	1.2
Banks	10.3
Capital Markets	9.2
Chemicals	1.1
Commercial Services & Supplies	1.1
Construction & Engineering	1.3
Consumer Finance	1.2
Diversified Consumer Services	2.1
Diversified Financial Services	5.8
Electrical Equipment	1.1
Gas Utilities	2.1
Industrial Conglomerates	0.0 *
Insurance	1.2
Internet & Catalog Retail	0.9
Internet Software & Services	2.6
IT Services	4.7
Machinery	1.1
Media	3.7
Metals & Mining	17.7
Oil, Gas & Consumable Fuels	8.2
Real Estate Management & Development	7.3
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	2.4
Software	2.4
Specialty Retail	1.7
Textiles, Apparel & Luxury Goods	3.3
Thrifts & Mortgage Finance	1.2
Transportation Infrastructure	2.1
Wireless Telecommunication Services	1.1
Short-Term Investments	0.7

Total	101.0%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

34

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	April 30, 2014

Number of Shares	Common Stock	Value

	Australia (2.0% of Net Assets)
500,000	Mint Wireless, Ltd. (1)	$138,983
125,000	Western Areas, Ltd.	481,230

	Total Australia (Cost: $610,891)	620,213

	Brazil (2.9%)
40,000	BR Properties S.A. (1)	318,755
45,000	CETIP S.A. — Mercados Organizados	572,026

	Total Brazil (Cost: $867,733)	890,781

	Burkina Faso (Cost: $211,756) (0.9%)
75,000	SEMAFO, Inc.	280,195

	Canada (18.4%)
4,000,000	Africa Hydrocarbons, Inc. (1)(2)	546,722
19,900	Augusta Resource Corp. (1)	56,516
175,000	B2Gold Corp. (1)	502,301
175,000	Capstone Mining Corp. (1)	460,841
100,000	Centerra Gold, Inc.	512,096
500,000	DualEx Energy International, Inc. (1)(2)	111,622
350,000	Electrovaya, Inc. (1)(2)	315,732
4,750,000	Ivernia, Inc. (1)(2)	562,668
20,000	MAG Silver Corp. (1)	151,624
175,000	Nevsun Resources, Ltd. (1)	633,058
30,000	Primero Mining Corp. (1)	189,439
85,000	Sandstorm Gold, Ltd. (1)	476,850
600,000	Teranga Gold Corp. (1)	393,640
30,000	Yellow Media, Ltd. (1)	629,004

	Total Canada (Cost: $5,846,147)	5,542,113

	China (4.6%)
50,000	Bloomage Biotechnology Corp., Ltd.	134,903
700,000	Newocean Energy Holdings, Ltd.	463,195
25,000	Noah Holdings, Ltd. (ADR) (1)	336,500
600,000	Travelsky Technology, Ltd. — Class H	457,642

	Total China (Cost: $1,420,330)	1,392,240

	Germany (Cost: $316,536) (1.5%)
3,500	XING AG	448,173

	India (23.7%)
50,000	BEML, Ltd.	320,698
550,000	DCB Bank, Ltd. (1)	553,811
140,000	Engineers India, Ltd.	530,320
350,000	Finolex Cables, Ltd.	799,231
200,000	Indian Bank	425,792
75,000	Kajaria Ceramics, Ltd.	557,386

See accompanying notes to financial statements.

35

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	India (Continued)
70,000	Multi Commodity Exchange of India, Ltd.	$629,495
750,000	National Aluminium Co., Ltd.	475,202
100,000	Oriental Bank of Commerce	411,612
200,000	Petronet LNG, Ltd.	478,629
150,000	Power Finance Corp., Ltd.	460,725
600,000	PTC India, Ltd.	662,762
20,952	Punjab National Bank	272,345
150,000	Rural Electrification Corp., Ltd.	590,774

	Total India (Cost: $6,357,968)	7,168,782

	Israel (3.8%)
50,000	Plus500, Ltd.	486,389
300,000	Sarin Technologies, Ltd. (2)	662,192

	Total Israel (Cost: $527,189)	1,148,581

	Japan (18.6%)
300,000	Accretive Co., Ltd. (1)	603,128
65,000	Benefit One, Inc. (2)	567,778
35,000	Broadleaf Co., Ltd.	561,564
12,000	CyberAgent, Inc.	495,844
25,000	F@N Communications, Inc.	420,953
12,000	GMO Payment Gateway, Inc.	376,470
175,000	Ichigo Group Holdings Co., Ltd. (1)	519,356
35,000	Infomart Corp.	554,889
125,000	Kenedix, Inc. (1)	432,434
30,000	Next Co., Ltd.	260,991
60,000	Tokai Tokyo Financial Holdings, Inc.	403,446
70,000	Tosei Corp.	423,860

	Total Japan (Cost: $5,022,373)	5,620,713

	Norway (4.2%)
400,000	Electromagnetic GeoServices (1)	477,996
70,000	Nordic Semiconductor ASA (1)	391,954
50,000	Spectrum ASA	394,553

	Total Norway (Cost: $1,247,944)	1,264,503

	South Africa (Cost: $289,977) (1.0%)
30,000	Coronation Fund Managers, Ltd.	289,403

	South Korea (Cost: $447,019) (1.5%)
40,000	Interpark Corp.	448,968

	Sweden (Cost: $582,261) (1.8%)
1,500,000	TrustBuddy International AB	538,600

See accompanying notes to financial statements.

36

TCW International Small Cap Fund

April 30, 2014

Number of Shares	Common Stock	Value

	United Kingdom (9.3%)
600,000	Amerisur Resources PLC (1)	$585,083
60,000	blur Group PLC (1)	248,217
300,000	Centamin PLC (1)	328,001
30,000	Consort Medical PLC	447,076
90,000	Optimal Payments PLC (1)	575,582
4,000,000	Sable Mining Africa, Ltd. (1)(2)	557,222
5,000	WANdisco PLC (1)	68,808

	Total United Kingdom (Cost: $2,599,667)	2,809,989

	United States (Cost: $388,574) (1.5%)
20,000	Tahoe Resources, Inc. (1)	444,485

	Total Common Stock (Cost: $26,736,365) (95.7%)	28,907,739

	Warrants
	Sri Lanka (0.0%)
12,820	John Keells Holdings PLC, Strike Price LKR 185, Expires 11/12/15 (1)	6,536
12,820	John Keells Holdings PLC, Strike Price LKR 195, Expires 11/11/16 (1)	7,065

	Total Sri Lanka (Cost: $0)	13,601

	Total Warrants (Cost: $0) (0.0%)	13,601

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $441,339) (1.5%)
$441,339	State Street Bank & Trust Company, 0%, due 05/01/14 (collateralized by $485,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22 valued at $450,692) (Total Amount to be Received Upon Repurchase $441,339)	441,339

	Total Investments (Cost: $27,177,704) (97.2%)	29,362,679

	Excess of Other Assets over Liabilities (2.8%)	831,535

	Total Net Assets (100.0%)	$30,194,214

Notes to the Schedule of Investments:

LKR - Sri Lankan Rupee.

ADR - American	Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
(1)	Non-income producing security.
(2)	Illiquid security.

See accompanying notes to financial statements.

37

TCW International Small Cap Fund

Investments by Industry (Unaudited)	April 30, 2014

Industry	Percentage of Net Assets
Banks	5.5%
Building Products	1.8
Capital Markets	7.0
Chemicals	0.5
Construction & Engineering	1.7
Consumer Finance	1.8
Diversified Financial Services	9.2
Electrical Equipment	3.6
Energy Equipment & Services	2.9
Health Care Equipment & Supplies	1.5
Independent Power and Renewable Electricity Producers	2.2
Industrial Conglomerates	0.0 *
Internet & Catalog Retail	1.5
Internet Software & Services	5.5
IT Services	4.7
Machinery	3.3
Media	4.6
Metals & Mining	21.7
Oil, Gas & Consumable Fuels	7.2
Professional Services	1.9
Real Estate Management & Development	3.8
Semiconductors & Semiconductor Equipment	1.3
Software	2.5
Short-Term Investments	1.5

Total	97.2%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

38

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2014

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Growth Fund		TCW International Small Cap Fund
		Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$5,017,417	$225,008	$44,516		$2,537		$29,363
Foreign Currency, at Value	5,630 (2)	9 (2)	1	(2)	—	(2)(3)	—
Receivable for Securities Sold	75,903	22,620	1,994		30		944
Receivable for Fund Shares Sold	15,425	264	—		—		3
Interest and Dividends Receivable	70,320	6,108	272		3		28
Foreign Tax Reclaims Receivable	—	—	1		—	(3)	3
Receivable from Investment Advisor	—	24	16		8		3
Unrealized Appreciation on Open Forward Foreign Currency Contracts	15,143	2,506	9		—		—
Cash Collateral Held for Brokers	7,430	1,470	—		—		—
Other Assets	122	54	18		—	(3)	20

Total Assets	5,207,390	258,063	46,827		2,578		30,364

LIABILITIES
Distributions Payable	4,011	—	—		—		—
Payable for Securities Purchased	36,307	18,672	852		27		33
Payable for When-Issued Securities	20,854	—	—		—		—
Payable for Fund Shares Redeemed	11,236	190	—		—		1
Accrued Capital Gain Withholding Taxes	—	39	27		6		77
Disbursements in Excess of Available Cash	—	1,920	—		—		—
Accrued Directors’ Fees and Expenses	10	10	7		12		10
Accrued Compliance Expense	13	1	—		—	(3)	— (3)
Accrued Management Fees	3,141	147	36		2		19
Accrued Distribution Fees	263	21	—	(3)	—	(3)	2
Interest Payable on Swap Agreements	29	—	—		—		—
Payable for Daily Variation Margin on Open Financial Futures Contracts	1,307	—	—		—		—
Open Swap Agreements, at Value	530	—	—		—		—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	20,510	4,053	26		—		—
Other Accrued Expenses	1,487	138	6		18		28

Total Liabilities	99,698	25,191	954		65		170

NET ASSETS	$5,107,692	$232,872	$45,873		$2,513		$30,194

NET ASSETS CONSIST OF:
Paid-in Capital	$5,462,111	$271,797	$44,439		$2,136		$31,065
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Agreements and Foreign Currency	(345,496)	(34,590)	(182)		189		(2,724)
Unrealized Appreciation (Depreciation) of Investments, Futures Contracts, Swap Agreements and Foreign Currency	(4,624)	(7,543)	1,376		200		2,107
Undistributed (Overdistributed) Net Investment Income	(4,299)	3,208	240		(12)		(254)

NET ASSETS	$5,107,692	$232,872	$45,873		$2,513		$30,194

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$3,826,702	$131,499	$45,832		$1,327		$20,349

N Class Share	$1,280,990	$101,373	$41		$1,186		$9,845

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	449,641,883	13,409,876	4,371,803		112,296		2,247,836

N Class Share	116,717,221	10,345,941	3,946		100,631		1,087,131

NET ASSET VALUE PER SHARE: (5)
I Class Share	$8.51	$9.81	$10.48		$11.81		$9.05

N Class Share	$10.98	$9.80	$10.44		$11.79		$9.06

(1)	The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund at April 30, 2014 was $5,016,258, $231,071, $43,097, $2,331 and $27,178, respectively.
(2)	The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Growth Fund at April 30, 2014 was $5,643, $18, $1 and $0, respectively.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares with a par value of $0.001 per share, for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund is 2,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

39

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2014

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Growth Fund		TCW International Small Cap Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$—		$—		$191	(1)	$16	(1)	$128	(1)
Interest	164,073	(2)	8,916	(2)	411	(2)	—		—

Total	164,073		8,916		602		16		128

Expenses:
Management Fees	19,080		1,025		206		11		120
Accounting Services Fees	269		14		2		1		2
Administration Fees	323		22		4		2		5
Transfer Agent Fees:
I Class	820		28		5		4		8
N Class	452		27		4		4		7
Custodian Fees	259		102		39		15		25
Professional Fees	67		18		18		9		18
Directors’ Fees and Expenses	10		10		8		12		10
Registration Fees:
I Class	54		14		12		—	(3)	7
N Class	93		25		12		—	(3)	7
Distribution Fees:
N Class	1,610		129		—	(3)	2		13
Compliance Expense	63		4		—	(3)	—	(3)	—	(3)
Shareholder Reporting Expense	11		3		2		1		2
Other	441		27		4		3		7

Total	23,552		1,448		316		64		231

Less Expenses Borne by Investment Advisor:
I Class	—		—		36		26		—
N Class	—		135		16		23		14

Net Expenses	23,552		1,313		264		15		217

Net Investment Income (Loss)	140,521		7,603		338		1		(89)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(202,047	) (4)	(26,852	) (4)	(95)		228	(4)	2,915	(4)
Foreign Currency	19,919		2,867		43		—	(3)	6
Futures Contracts	(279)		—		—		—		—
Swap Agreements	(5,488)		—		—		—		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	144,711		7,455	(5)	(795	) (5)	(254	) (5)	(2,135	) (5)
Foreign Currency	(3,452)		(1,329)		(40)		—		(1)
Futures contracts	475		—		—		—		—
Swap Agreements	4,625		—		—		—		—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(41,536)		(17,859)		(887)		(26)		785

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,985		$(10,256)		$(549)		$(25)		$696

(1)	Net of foreign taxes withheld of $19, $1 and $14 for the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, respectively.
(2)	Net of foreign taxes withheld of $88, $231 and $3 for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.
(3)	Amount rounds to less than $1.
(4)	Net of capital gain withholding taxes of $10, $88, $0 and $3 for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, respectively.
(5)	Net of capital gain withholding taxes of $147, $27, $6 and $77 for the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, respectively.

See accompanying notes to financial statements.

40

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS
Net Investment Income	$140,521	$400,699	$7,603	$19,536
Net Realized Loss on Investments, Futures Contracts, Swap Agreements and Foreign Currency Transactions	(187,895)	(273,554)	(23,985)	(28,775)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Agreements and Foreign Currency Transactions	146,359	(294,833)	6,126	(13,761)

Increase (Decrease) in Net Assets Resulting from Operations	98,985	(167,688)	(10,256)	(23,000)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(94,402)	(244,549)	(2,220)	(822)
N Class	(30,156)	(72,197)	(1,195)	(557)
Distributions from Net Realized Gain:
I Class	—	(107,888)	—	—
N Class	—	(25,350)	—	—
Distributions from Return of Capital:
I Class	—	(43,636)	—	(5,964)
N Class	—	(12,947)	—	(3,894)

Total Distributions to Shareholders	(124,558)	(506,567)	(3,415)	(11,237)

NET CAPITAL SHARE TRANSACTIONS
I Class	(413,920)	556,777	(96,688)	135,835
N Class	(132,180)	287,325	(7,844)	37,871

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(546,100)	844,102	(104,532)	173,706

Increase (Decrease) in Net Assets	(571,673)	169,847	(118,203)	139,469
NET ASSETS
Beginning of Period	5,679,365	5,509,518	351,075	211,606

End of Period	$5,107,692	$5,679,365	$232,872	$351,075

Undistributed (Overdistributed) Net Investment Income	$(4,299)	$(20,262)	$3,208	$(980)

See accompanying notes to financial statements.

41

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Growth Fund
	Six Months Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013 (1)	Six Months Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013 (2)
OPERATIONS
Net Investment Income	$338	$222	$1	$7
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(52)	(154)	228	(36)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(835)	2,211	(254)	454

Increase (Decrease) in Net Assets Resulting from Operations	(549)	2,279	(25)	425

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(296)	—	(10)	—
N Class	— (3)	—	(5)	—
Distributions from Net Realized Gain:
I Class	—	—	(4)	—
N Class	—	—	(4)	—

Total Distributions to Shareholders	(296)	—	(23)	—

NET CAPITAL SHARE TRANSACTIONS
I Class	5,772	38,625	11	1,117
N Class	12	30	8	1,000

Increase in Net Assets Resulting from Net Capital Shares Transactions	5,784	38,655	19	2,117

Increase (Decrease) in Net Assets	4,939	40,934	(29)	2,542
NET ASSETS
Beginning of Period	40,934	—	2,542	—

End of Period	$45,873	$40,934	$2,513	$2,542

Undistributed (Overdistributed) Net Investment Income	$240	$198	$(12)	$2

(1)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013.
(2)	For the period November 1, 2012 (Commencement of Operations) through October 31, 2013.
(3)	Amount rounds to less than $1.

See accompanying notes to financial statements.

42

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW International Small Cap Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS
Net Investment Loss	$(89)	$(60)
Net Realized Gain on Investments and Foreign Currency Transactions	2,921	2,502
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(2,136)	3,312

Increase in Net Assets Resulting from Operations	696	5,754

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(191)	(932)
N Class	(75)	(636)

Total Distributions to Shareholders	(266)	(1,568)

NET CAPITAL SHARE TRANSACTIONS
I Class	(4,177)	3,293
N Class	(2,172)	(1,435)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(6,349)	1,858

Increase (Decrease) in Net Assets	(5,919)	6,044
NET ASSETS
Beginning of Period	36,113	30,069

End of Period	$30,194	$36,113

Undistributed Net Investment Income (Loss)	$(254)	$101

See accompanying notes to financial statements.

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 21 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 5 International Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Fixed Income Funds

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

Non-Diversified Fixed Income Funds

TCW Emerging Markets Local Currency Income Fund	Seeks high total return from current income and capital appreciation by investing primarily in debt securities issued by emerging market country governments, their agencies, or instrumentalities, or private issuers of various emerging market countries denominated in local currency.

Diversified International Equity Fund

TCW International Small Cap Fund	Seeks long-term capital appreciation by investing in equity securities of small capitalization companies that are generally domiciled outside the United States.

Non-Diversified International Equity Fund

TCW International Growth Fund	Seeks long-term capital appreciation by investing in equity securities of companies across all market capitalizations that are generally domiciled outside the United States or whose primary business operations are outside the United States.

Balanced Fund

TCW Emerging Markets Multi-Asset Opportunities Fund	Seeks current income and long term capital appreciation by investing at least 80% of net assets in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

All Funds offer two classes of shares: I Class and N Class. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

44

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class by the number of shares issued and outstanding of that class on each business day as of 1:00 p.m. Pacific Time.

Security Valuations:    Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using official closing prices as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. Over-the counter options are valued using dealer quotations.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

The value of short-term debt securities held in the Funds with remaining maturities of 60 days or less at the time of purchase is determined by using the amortized cost method applied to each individual security which approximates market value. Other short-term debt securities are valued on marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are fair valued in good faith by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and insignificant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair

46

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities which are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Funds’ futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized in Level 1.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Funds:

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—		$44,833,000	$—	$44,833,000
Banks	—		861,836,312	—	861,836,312
Building Materials	—		126,559,375	—	126,559,375
Chemicals	—		55,418,000	—	55,418,000
Diversified Financial Services	—		195,867,716	—	195,867,716
Electric	—		368,327,392	—	368,327,392
Energy-Alternate Sources	—		54,633,656	—	54,633,656
Engineering & Construction	—		112,562,199	—	112,562,199
Foreign Government Bonds	—		1,783,938,972	—	1,783,938,972
Government Regional/Local	—		62,559,000	—	62,559,000
Holding Companies — Diversified	—		102,786,250	—	102,786,250
Internet	—		35,226,520	—	35,226,520
Investment Companies	—		16,464,000	—	16,464,000
Iron & Steel	—		30,934,710	—	30,934,710
Media	—		38,741,750	—	38,741,750
Mining	—		61,414,437	—	61,414,437
Oil & Gas Services	—		46,271,500	—	46,271,500
Oil & Gas	—		740,809,843	—	740,809,843
Real Estate	—		91,485,500	—	91,485,500

Total Fixed Income Securities	—		4,830,670,132	—	4,830,670,132

Equity Securities
Diversified Financial Services	—	*	—	—	—	*

Total Equity Securities	—	*	—	—	—	*

Short-Term Investments**	—		186,747,197	—	186,747,197

Total Investments	—		5,017,417,329	—	5,017,417,329

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Income Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$15,143,176	$—	$15,143,176
Future Contracts
Interest Rate Risk	675,742	—	—	675,742

Total	$675,742	$5,032,560,505	$—	$5,033,236,247

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(20,510,379)	$—	$(20,510,379)
Future Contracts
Interest Rate Risk	(200,704)	—	—	(200,704)
Swap Agreements
Credit Risk	—	(529,820)	—	(529,820)

Total	$(200,704)	$(21,040,199)	$—	$(21,240,903)

*	Amount rounds to less than $1.
**	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Electric	$—	$11,415,842	$—	$11,415,842
Foreign Government Bonds	—	210,820,271	—	210,820,271
Telecommunications	—	2,771,772	—	2,771,772

Total Fixed Income Securities	—	225,007,885	—	225,007,885

Total Investments	—	225,007,885	—	225,007,885

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,505,855	—	2,505,855

Total	$—	$227,513,740	$—	$227,513,740

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,053,188)	$—	$(4,053,188)

Total	$—	$(4,053,188)	$—	$(4,053,188)

48

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$209,500	$—	$209,500
Banks	—	3,077,140	—	3,077,140
Building Materials	—	742,500	—	742,500
Chemicals	—	201,520	—	201,520
Diversified Financial Services	—	476,325	—	476,325
Electric	—	1,188,523	—	1,188,523
Engineering & Construction	—	204,066	—	204,066
Foreign Government Bonds	—	6,112,258	—	6,112,258
Internet	—	201,294	—	201,294
Investment Companies	—	274,400	—	274,400
Media	—	219,500	—	219,500
Mining	—	212,875	—	212,875
Municipal Bonds	—	198,600	—	198,600
Oil & Gas	—	1,910,165	—	1,910,165
Real Estate	—	186,000	—	186,000
Telecommunications	—	113,750	—	113,750
Transportation	—	209,249	—	209,249

Total Fixed Income Securities	—	15,737,665	—	15,737,665

Preferred Stock
Banks	515,340	—	—	515,340
Media	34,503	—	—	34,503
Retail	491,219	—	—	491,219

Total Preferred Stock	1,041,062	—	—	1,041,062

Common Stock
Airlines	209,684	248,916	—	458,600
Auto Parts & Equipment	—	927,238	—	927,238
Banks	259,695	3,407,741	—	3,667,436
Beverages	224,202	—	—	224,202
Building Materials	557,373	—	—	557,373
Chemicals	—	257,543	—	257,543
Commercial Services	160,060	—	—	160,060
Computers	—	183,943	—	183,943
Diversified Financial Services	601,476	1,282,582	—	1,884,058
Electrical Components & Equipment	—	249,216	—	249,216
Electronics	—	198,283	—	198,283
Energy-Alternate Sources	—	572,702	—	572,702
Entertainment	—	160,190	—	160,190
Food	319,933	—	—	319,933
Food Service	—	338,155	—	338,155
Healthcare-Products	—	470,051	—	470,051
Household Products/Wares	—	229,337	—	229,337
Insurance	—	961,255	—	961,255
Internet	868,036	781,351	—	1,649,387
Lodging	294,119	293,000	—	587,119

49

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Machinery-Diversified	$472,305	$242,888	$—	$715,193
Media	—	948,576	—	948,576
Mining	440,875	128,352	—	569,227
Miscellaneous Manufacturers	—	1,308,812	—	1,308,812
Oil & Gas	905,702	2,142,908	—	3,048,610
Oil & Gas Services	209,771	209,656	—	419,427
Pharmaceuticals	—	1,885,597	—	1,885,597
Real Estate	161,766	392,024	—	553,790
Retail	313,939	271,580	—	585,519
Semiconductors	196,636	1,487,681	—	1,684,317
Telecommunications	314,103	860,766	—	1,174,869

Total Common Stocks	6,509,675	20,440,343	—	26,950,018

Short Term Investments*	—	787,334	—	787,334

Total Investments	7,550,737	36,965,342	—	44,516,079

Asset Derivatives
Forward Currency Contracts
Forward Currency Risk	—	9,467	—	9,467

Total	$7,550,737	$36,974,809	$—	$44,525,546

Liability Derivatives
Forward Currency Contracts
Forward Currency Risk	$—	$(25,521)	$—	$(25,521)

Total	$—	$(25,521)	$—	$(25,521)

*	See Schedule of Investments for corresponding industries.

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$28,460	$—	$—	$28,460
Auto Components	—	29,629	—	29,629
Banks	—	224,192	—	224,192
Capital Markets	76,344	155,052	—	231,396
Chemicals	—	27,036	—	27,036
Commercial Services & Supplies	—	27,441	—	27,441
Construction & Engineering	—	32,345	—	32,345
Consumer Finance	—	29,004	—	29,004
Diversified Consumer Services	51,980	—	—	51,980
Diversified Financial Services	30,605	116,818	—	147,423
Electrical Equipment	—	27,075	—	27,075
Gas Utilities	—	52,272	—	52,272
Insurance	29,229	—	—	29,229
Internet & Catalog Retail	—	22,448	—	22,448

50

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

TCW International Growth Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Internet Software & Services	$—	$66,722	$—	$66,722
IT Services	35,348	83,215	—	118,563
Machinery	—	28,202	—	28,202
Media	31,450	59,235	—	90,685
Metals & Mining	293,102	154,479	—	447,581
Oil, Gas & Consumable Fuels	27,020	177,284	—	204,304
Real Estate Management & Development	23,907	162,428	—	186,335
Road & Rail	—	28,712	—	28,712
Semiconductors & Semiconductor Equipment	30,150	31,195	—	61,345
Software	—	57,930	—	57,930
Specialty Retail	—	42,186	—	42,186
Textiles, Apparel & Luxury Goods	—	84,989	—	84,989
Thrifts & Mortgage Finance	—	29,887	—	29,887
Transportation Infrastructure	26,587	24,298	—	50,885
Wireless Telecommunication Services	—	27,224	—	27,224

Total Common Stock	684,182	1,801,298	—	2,485,480

Preferred Stock
Media	2,145	—	—	2,145

Rights
Metals & Mining	12	—	—	12

Warrants
Banks	32,806	—	—	32,806
Industrial Conglomerates	816	—	—	816

Total Warrants	33,622	—	—	33,622

Short-Term Investments*	—	16,289	—	16,289

Total Investments	$719,961	$1,817,587	$—	$2,537,548

*	See Schedule of Investments for corresponding industries.

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Banks	$—	$1,663,560	$—	$1,663,560
Building Products	557,386	—	—	557,386
Capital Markets	908,526	1,212,205	—	2,120,731
Chemicals	—	134,903	—	134,903
Construction & Engineering	—	530,320	—	530,320
Consumer Finance	538,600	—	—	538,600
Diversified Financial Services	629,495	2,141,016	—	2,770,511
Electrical Equipment	315,732	799,231	—	1,114,963
Energy Equipment & Services	394,553	477,996	—	872,549
Health Care Equipment & Supplies	—	447,076	—	447,076
Independent Power and Renewable Electricity Producers	—	662,762	—	662,762

51

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW International Small Cap Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Internet & Catalog Retail	$—	$448,968	$—	$448,968
Internet Software & Services	248,217	1,424,015	—	1,672,232
IT Services	—	1,409,694	—	1,409,694
Machinery	—	982,890	—	982,890
Media	629,004	756,835	—	1,385,839
Metals & Mining	5,548,936	956,432	—	6,505,368
Oil, Gas & Consumable Fuels	1,243,427	941,824	—	2,185,251
Professional Services	—	567,778	—	567,778
Real Estate Management & Development	318,754	856,295	—	1,175,049
Semiconductors & Semiconductor Equipment	—	391,954	—	391,954
Software	207,791	561,564	—	769,355

Total Common Stock	11,540,421	17,367,318	—	28,907,739

Warrants
Industrial Conglomerates	13,601	—	—	13,601

Total Warrants	13,601	—	—	13,601

Short-Term Investments*	—	441,339	—	441,339

Total Investments	$11,554,022	$17,808,657	$—	$29,362,679

*	See Schedule of Investments for corresponding industries.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Emerging Markets Multi-Asset Opportunities Fund	$212,595	$238,689
TCW International Growth Fund	38,482	43,670
TCW International Small Cap Fund	1,650,334	424,495

*	The Funds recognize transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2014, were due to changes in valuation to/from the exchange closing price from/to the fair value price.

The Funds held no investments or other financial instruments at April 30, 2014 whose fair value was calculated using Level 3 inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and

52

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the six months ended April 30, 2014, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Income Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$—	$15,143	$—	$15,143
Future Contracts (1)	—	—	676	676

Total Value	$—	$15,143	$676	$15,819

Liability Derivatives
Forward Currency Contracts	$—	$(20,510)	$—	$(20,510)
Futures Contracts (1)	—	—	(201)	$(201)
Open Swap Agreements, at Value	(530)	—	—	$(530)

Total Value	$(530)	$(20,510)	$(201)	$(21,241)

Statement of Operations:
Realized Gain (Loss) on
Forward Currency Contracts	$—	$22,677	$—	$22,677
Future Contracts	—	—	(279)	(279)
Swap Agreements	(5,488)	—	—	(5,488)

Total Realized Gain (Loss)	$(5,488)	$22,677	$(279)	$16,910

Change in Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$(3,479)	$—	$(3,479)
Future Contracts	—	—	475	475
Swap Agreements	4,625	—	—	4,625

Total Change in Unrealized Appreciation (Depreciation)	$4,625	$(3,479)	$475	$1,621

Notional Amounts or Shares/Units (4)
Forward Currency Contracts	$—	$1,137,176,037	$—	$1,137,176,037
Futures Contracts	—	—	2,709	2,709
Swap Agreements	$79,166,667	$—	$—	$79,166,667

53

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total

TCW Emerging Markets Local Currency Income Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$—	$2,506	$—	$2,506

Total Value	$—	$2,506	$—	$2,506

Liability Derivatives
Forward Currency Contracts	—	(4,053)	—	(4,053)

Total Value	$—	$(4,053)	$—	$(4,053)

Statement of Operations:
Realized Gain on
Forward Currency Contracts	$—	$3,494	$—	$3,494

Total Realized Loss	$—	$3,494	$—	$3,494

Change in Unrealized Depreciation on:
Forward Currency Contracts	$—	$(1,414)	$—	$(1,414)

Total Change in Unrealized Depreciation	$—	$(1,414)	$—	$(1,414)

Notional Amounts or Shares/Units (4)
Forward Currency Contracts	$—	$189,749,987	$—	$189,749,987

TCW Emerging Markets Multi-Asset Opportunities Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$—	$9	$—	$9

Total Value	$—	$9	$—	$9

Liability Derivatives
Forward Currency Contracts	$—	$(26)	$—	$(26)

Total Value	$—	$(26)	$—	$(26)

Statement of Operations:
Realized Gain on
Forward Currency Contracts	$—	$63	$—	$63

Total Realized Gain	$—	$63	$—	$63

Change in Unrealized Depreciation on:
Forward Currency Contracts	—	(41)	—	(41)

Total Change in Unrealized Depreciation	$—	$(41)	$—	$(41)

Notional Amounts or Shares/Units (4)
Forward Currency Contracts	$—	2,085,189	$—	$2,085,189

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TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total

TCW International Growth Fund
Statement of Operations:
Realized Gain on
Investments (2)	$—	$30	$—	$30

Total Realized Gain	$—	$30	$—	$30

Change in Unrealized Depreciation on:
Investments (3)	$—	$(6)	$—	$—

Total Change in Unrealized Depreciation	$—	$(6)	$—	$(6)

Notional Amounts or Shares/Units (4)
Purchased Options	—	11,667	—	11,667

TCW International Small Cap Fund
Statement of Operations:
Realized Gain on
Investments (2)	$—	$460	$—	$460

Total Realized Gain	$—	$460	$—	$460

Change in Unrealized Depreciation on:
Investments (3)	$—	$(107)	$—	$(107)

Total Change in Unrealized Depreciation	$—	$(107)	$—	$(107)

Notional Amounts or Shares/Units (4)
Purchased Options	—	266,667	—	266,667

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2014 is reported within the Statement of Assets and Liabilities.
(2)	Represents realized gain for purchased options.
(3)	Represents change in unrealized depreciation for purchased options during the period.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2014.

Counterparty Credit Risk:    A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on Over-the-Counter (OTC) derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds. In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or fail to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards update No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards.

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TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

The following table presents the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master agreement or Master Repurchase Agreement and net of the related collateral received by the Funds as of April 30, 2014 (in thousands):

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received		Derivative Assets/(Liabilities) Available for Offset	Net Amount of Assets (1)
Bank of America, NA (Derivatives)	$15,143	$—		$(13,522)	$1,621
State Street Bank & Trust Co. (Repurchase Agreement)	182,704	(182,704	) (2)	—	—

Total	$197,847	$(182,704)		$(13,522)	$1,621

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Liabilities (3)
Bank of America, NA (Derivatives)	$16,122	$(2,600)	$(13,522)	$—
Goldman Sachs International (Derivatives)	4,918	(4,830)	—	88

Total	$21,040	$(7,430)	$(13,522)	$88

(1)	Represents the net amount receivable from the counterparty in the event of default.
(2)	Collateral with a value of $186,359 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Assets (1)
Bank of America, NA (Derivatives)	$2,506	$—	$(1,691)	$815

Total	$2,506	$—	$(1,691)	$815

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Liabilities (2)
Bank of America, NA (Derivatives)	$3,161	$(1,470)	$(1,691)	$—
Wells Fargo Investments LLC (Derivatives)	892	—	$—	892

Total	$4,053	$(1,470)	$(1,691)	$892

(1)	Represents the net amount receivable from the counterparty in the event of default.
(2)	Represents the net amount payable to the counterparty in the event of default.

57

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received		Derivative Assets/(Liabilities) Available for Offset	Net Amount of Assets (1)
Bank of America, NA (Derivatives)	$9	$—		$(9)	$—
State Street Bank & Trust Co. (Repurchase Agreement)	$787	$(787	) (2)	—	—

Total	$796	$(787)		$(9)	$—

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Liabilities (3)
Bank of America, NA (Derivatives)	$26	$—	$(9)	$17

Total	$26	$—	$(9)	$17

(1)	Represents the net amount receivable from the counterparty in the event of default.
(2)	Collateral with a value of $807 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW International Growth Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received		Derivative Assets/(Liabilities) Available for Offset	Net Amount of Assets (1)
State Street Bank & Trust Co. (Repurchase Agreement)	$16	$(16	) (2)	$—	$—

Total	$16	$(16)		$—	$—

(1)	Represents the net amount receivable from the counterparty in the event of default.
(2)	Collateral with a value of $19 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW International Small Cap Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received		Derivative Assets/(Liabilities) Available for Offset	Net Amount of Assets (1)
State Street Bank & Trust Co. (Repurchase Agreement)	$441	$(441	) (2)	$—	$—

Total	$441	$(441)		$—	$—

(1)	Represents the net amount receivable from the counterparty in the event of default.
(2)	Collateral with a value of $451 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

Forward Foreign Currency Contracts:    The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and

58

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding at April 30, 2014.

Future Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Emerging Markets Income Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at April 30, 2014 are listed in the Schedules of Investments.

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into enter into an interest rate swap agreement. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing

60

TCW Funds, Inc.

April 30, 2014

Note 2 — Significant Accounting Policies (Continued)

market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the six months ended April 30, 2014, the TCW Emerging Markets Income Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures. Swap agreements outstanding at April 30, 2014 are listed in each Fund’s Schedule of Investments.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregate cash and/or securities in an amount or value at least equal to the amount of these transactions.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreements (“MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognizes a liability with respect to such excess collateral to reflect the Funds obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in

61

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the six months ended April 30, 2014.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of dividends may differ between classes.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The other Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

62

TCW Funds, Inc.

April 30, 2014

Note 3 — Risk Considerations (Continued)

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2014, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Emerging Markets Income Fund	$135,755	$(134,358)	$1,397	$5,016,020
TCW Emerging Markets Local Currency Income Fund	3,534	(9,765)	(6,231)	231,239
TCW Emerging Markets Multi-Asset Opportunities Fund	2,432	(1,054)	1,378	43,138
TCW International Growth Fund	250	(65)	185	2,352
TCW International Small Cap Fund	3,543	(1,721)	1,822	27,541

The Funds did not have any unrecognized tax benefits at April 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2014. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

63

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

At October 31, 2013, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Emerging Markets Multi-Asset Opportunities Fund	$223	$—	$223
TCW International Growth Fund	22	—	22
TCW International Small Cap Fund	249	—	249

For the year ended October 31, 2013, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Emerging Markets Income Fund	$449,984	$—	$56,583	$506,567
TCW Emerging Markets Local Currency Income Fund	1,379	—	9,858	11,237
TCW International Small Cap Fund	1,568	—	—	1,568

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes at October 31, 2013 (amounts in thousands):

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Emerging Markets Income Fund	$157,178	$—	$157,178
TCW Emerging Markets Local Currency Income Fund	8,498	—	8,498
TCW Emerging Markets Multi-Asset Opportunities Fund	114	—	114
TCW International Small Cap Fund	3,348	1,900	5,248

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%
TCW International Growth Fund	0.85%
TCW International Small Cap Fund	0.75%

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the management fees paid and are included in the Statements of Operations.

64

TCW Funds, Inc.

April 30, 2014

Note 5 — Fund Management Fees and Other Expenses (Continued)

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Emerging Markets Income Fund
I Class	1.18%	(1)
N Class	1.18%	(1)
TCW Emerging Markets Local Currency Income Fund
I Class	0.99%	(2)
N Class	0.99%	(2)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	1.23%	(2)
N Class	1.23%	(2)
TCW International Growth Fund
I Class	1.04%	(2)
N Class	1.34%	(2)
TCW International Small Cap Fund
I Class	1.44%	(2)
N Class	1.44%	(2)

(1)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2014. These limitations are voluntary and terminable with six months notice.
(2)	These limitations are based on an agreement between the Advisor and Company for a one-year period.

The amount borne by the Advisor during the fiscal year when the operating expenses of a fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended April 30, 2014, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Emerging Markets Income Fund	$3,781,759	$4,194,245	$—	$—
TCW Emerging Markets Local Currency Income Fund	285,584	379,748	—	—
TCW Emerging Markets Multi-Asset Opportunities Fund	39,092	33,913	—	—
TCW International Growth Fund	3,953	3,937	—	—
TCW International Small Cap Fund	40,220	46,893	—	—

65

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	98,004,126	$825,505	384,305,377	$3,521,231
Shares Issued upon Reinvestment of Dividends	10,035,794	84,603	31,630,062	287,180
Shares Redeemed	(157,574,134)	(1,324,028)	(370,659,481)	(3,251,634)

Net Increase (Decrease)	(49,534,214)	$(413,920)	45,275,958	$556,777

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	27,932,452	$303,000	110,406,749	$1,300,428
Shares Issued upon Reinvestment of Dividends	3,175,324	34,525	9,096,781	106,221
Shares Redeemed	(43,354,056)	(469,705)	(98,293,190)	(1,119,324)

Net Increase (Decrease)	(12,246,280)	$(132,180)	21,210,340	$287,325

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,358,448	$32,556	28,692,494	$304,434
Shares Issued upon Reinvestment of Dividends	219,510	2,119	583,123	6,156
Shares Redeemed	(13,602,005)	(131,363)	(17,455,335)	(174,755)

Net Increase (Decrease)	(10,024,047)	$(96,688)	11,820,282	$135,835

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,478,776	$43,567	16,537,831	$177,177
Shares Issued upon Reinvestment of Dividends	123,381	1,188	418,722	4,419
Shares Redeemed	(5,449,844)	(52,599)	(14,265,517)	(143,725)

Net Increase (Decrease)	(847,687)	$(7,844)	2,691,036	$37,871

TCW Emerging Markets Multi-Asset Opportunities Fund	Six Months Ended April 30, 2014 (Unaudited)		July 1, 2013 (Commencement of Operations) through October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,662,732	$17,631	1,126,075	$11,606
Shares Issued In Exchange for Securities Transferred	—	—	2,823,581	$28,236
Shares Issued upon Reinvestment of Dividends	22,231	238	—	—
Shares Redeemed	(1,142,889)	(12,097)	(119,927)	(1,217)

Net Increase	542,074	$5,772	3,829,729	$38,625

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	5,838	$63	5,399	$56
Shares Issued upon Reinvestment of Dividends	24	— (1)	—	—
Shares Redeemed	(4,837)	(51)	(2,478)	(26)

Net Increase	1,025	$12	2,921	$30

(1)	Amount rounds to less than $1.

66

TCW Funds, Inc.

April 30, 2014

Note 8 — Capital Share Transactions (Continued)

TCW International Growth Fund	Six Months Ended April 30, 2014 (Unaudited)		November 1, 2012 (Commencement of Operations) through October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	111,836	$1,122
Shares Issued upon Reinvestment of Dividends	943	11	—	—
Shares Redeemed	—	—	(483)	(5)

Net Increase	943	$11	111,353	$1,117

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	100,000	$1,000
Shares Issued upon Reinvestment of Dividends	631	8	—	—
Shares Redeemed	—	—	—	—

Net Increase	631	$8	100,000	$1,000

TCW International Small Cap Fund	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	279,155	$2,547	1,085,301	$9,011
Shares Issued upon Reinvestment of Dividends	20,632	187	125,804	931
Shares Redeemed	(771,489)	(6,911)	(835,567)	(6,649)

Net Increase (Decrease)	(471,702)	$(4,177)	375,538	$3,293

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	106,361	$980	287,239	$2,339
Shares Issued upon Reinvestment of Dividends	7,891	71	85,561	633
Shares Redeemed	(355,587)	(3,223)	(541,943)	(4,407)

Net Decrease	(241,335)	$(2,172)	(169,143)	$(1,435)

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2014.

Note 10 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

67

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 11 — Recently Issued Accounting Pronouncements

On June 7, 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). ASU No. 2013-08 sets forth a new approach for determining whether a public or private entity is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU No. 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

68

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009 (1)
Net Asset Value per Share, Beginning of Period	$8.53		$9.30	$8.43	$8.84	$7.60	$5.41

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.23		0.55	0.64	0.65	0.60	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		(0.59)	0.75	(0.36)	1.19	2.32

Total from Investment Operations	0.19		(0.04)	1.39	0.29	1.79	2.84

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.44)	(0.52)	(0.59)	(0.54)	(0.65)
Distributions from Net Realized Gain	—		(0.22)	—	(0.11)	(0.01)	—
Distributions from Return of Capital	—		(0.07)	—	—	—	—

Total Distributions	(0.21)		(0.73)	(0.52)	(0.70)	(0.55)	(0.65)

Redemption Fees	—		—	—	—	—	0.00 (3)

Net Asset Value per Share, End of Period	$8.51		$8.53	$9.30	$8.43	$8.84	$7.60

Total Return	2.28	% (4)	(0.68)%	16.99%	3.35%	24.44%	56.09%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,826,702		$4,260,067	$4,223,485	$1,861,675	$622,371	$101,959
Ratio of Expenses to Average Net Assets	0.85	% (5)	0.83%	0.84%	0.87%	0.92%	1.17%
Ratio of Net Investment Income to Average Net Assets	5.60	% (5)	6.09%	7.24%	7.49%	7.22%	7.70%
Portfolio Turnover Rate	77.48	% (4)	150.21%	174.98%	137.87%	172.75%	196.54%

(1)	Prior to July 1, 2009, the TCW Emerging Markets Income Fund imposed a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Fund as additional paid-in-capital. The redemption fees received by the Fund are shown on a per share basis on the Financial Highlights. Effective July 1, 2009, the short-term redemption fee was eliminated.
(2)	Computed using average shares outstanding throughout the period.
(3)	Amount rounds to less than $0.01 per share.
(4)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

69

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$11.01		$11.93	$10.81	$11.31	$9.72	$6.89

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.29		0.68	0.81	0.80	0.74	0.73
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)		(0.76)	0.93	(0.45)	1.52	2.89

Total from Investment Operations	0.23		(0.08)	1.74	0.35	2.26	3.62

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.53)	(0.62)	(0.74)	(0.66)	(0.79)
Distributions from Net Realized Gain	—		(0.22)	—	(0.11)	(0.01)	—
Distributions from Return of Capital	—		(0.09)	—	—	—	—

Total Distributions	(0.26)		(0.84)	(0.62)	(0.85)	(0.67)	(0.79)

Net Asset Value per Share, End of Period	$10.98		$11.01	$11.93	$10.81	$11.31	$9.72

Total Return	2.09	% (2)	(0.86)%	16.64%	3.13%	24.03%	55.80%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,280,990		$1,419,298	$1,286,033	$975,772	$498,489	$12,693
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.14	% (3)	1.10%	1.11%	1.15%	1.25%	2.41%
After Expense Reimbursement	N/A		N/A	N/A	N/A	N/A	1.30%
Ratio of Net Investment Income to Average Net Assets	5.31	% (3)	5.83%	7.23%	7.18%	6.88%	7.94%
Portfolio Turnover Rate	77.48	% (2)	150.21%	174.98%	137.87%	172.75%	196.54%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

70

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		December 15, 2010 (Commencement of Operations) through October 31, 2011
			2013	2012
Net Asset Value per Share, Beginning of Period	$10.14		$10.52	$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.27		0.54	0.64	0.51
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)		(0.62)	0.23	(0.08)

Total from Investment Operations	(0.21)		(0.08)	0.87	0.43

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.06)	(0.18)	(0.54)
Distributions from Return of Capital	—		(0.24)	(0.06)	—

Total Distributions	(0.12)		(0.30)	(0.24)	(0.54)

Net Asset Value per Share, End of Period	$9.81		$10.14	$10.52	$9.89

Total Return	(2.10	)% (3)	(0.89)%	9.02%	4.25	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$131,499		$237,695	$122,196	$99,529
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.94	% (4)	0.90%	0.96%	1.05	% (4)
After Expense Reimbursement	N/A		N/A	N/A	0.99	% (4)
Ratio of Net Investment Income to Average Net Assets	5.58	% (4)	5.19%	6.39%	5.64	% (4)
Portfolio Turnover Rate	108.50	% (3)	290.24%	252.93%	191.66	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

71

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		December 15, 2010 (Commencement of Operations) through October 31, 2011
			2013	2012
Net Asset Value per Share, Beginning of Period	$10.13		$10.52	$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.27		0.54	0.62	0.51
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)		(0.64)	0.25	(0.08)

Total from Investment Operations	(0.22)		(0.10)	0.87	0.43

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.05)	(0.18)	(0.54)
Distributions from Return of Capital	—		(0.24)	(0.06)	—

Total Distributions	(0.11)		(0.29)	(0.24)	(0.54)

Net Asset Value per Share, End of Period	$9.80		$10.13	$10.52	$9.89

Total Return	(2.17	)% (3)	(0.91)%	8.92%	4.25	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$101,373		$113,380	$89,410	$68,560
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.25	% (4)	1.15%	1.25%	1.48	% (4)
After Expense Reimbursement	0.99	% (4)	0.99%	0.99%	0.99	% (4)
Ratio of Net Investment Income to Average Net Assets	5.53	% (4)	5.15%	6.20%	5.68	% (4)
Portfolio Turnover Rate	108.50	% (3)	290.24%	252.93%	191.66	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

72

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		July 1, 2013 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Period	$10.68		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)		0.61

Total from Investment Operations	(0.13)		0.68

Less Distributions:
Distributions from Net Investment Income	(0.07)		—

Net Asset Value per Share, End of Period	$10.48		$10.68

Total Return	(1.19	)% (2)	6.80	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$45,832		$40,903
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.38	% (4)	1.72	% (4)
After Expense Reimbursement	1.22	% (4)	1.26	% (4)
Ratio of Net Investment Income to Average Net Assets	1.56	% (4)	2.06	% (4)
Portfolio Turnover Rate	82.08	% (2)	52.53	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

73

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		July 1, 2013 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Period	$10.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)		0.56

Total from Investment Operations	(0.11)		0.62

Less Distributions:
Distributions from Net Investment Income	(0.07)		—

Net Asset Value per Share, End of Period	$10.44		$10.62

Total Return	(1.01	)% (2)	6.20	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$41		$31
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	80.96	% (4)	480.73	% (4)
After Expense Reimbursement	1.22	% (4)	1.26	% (4)
Ratio of Net Investment Income to Average Net Assets	1.62	% (4)	1.72	% (4)
Portfolio Turnover Rate	82.08	% (2)	52.53	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

74

TCW International Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		November 1, 2012 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Period	$12.04		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.01		0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		1.99

Total from Investment Operations	(0.10)		2.04

Less Distributions:
Distributions from Net Investment Income	(0.09)		—
Distributions from Net Realized Gain	(0.04)		—

Total Distributions	(0.13)		—

Net Asset Value per Share, End of Period	$11.81		$12.04

Total Return	(0.84	)% (2)	20.40%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,327		$1,341
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.92	% (3)	7.74%
After Expense Reimbursement	1.04	% (3)	1.04%
Ratio of Net Investment Income to Average Net Assets	0.19	% (3)	0.46%
Portfolio Turnover Rate	156.28	% (2)	309.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

75

TCW International Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		November 1, 2012 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Period	$12.01		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		1.99

Total from Investment Operations	(0.12)		2.01

Less Distributions:
Distributions from Net Investment Income	(0.06)		—
Distributions from Net Realized Gain	(0.04)		—

Total Distributions	(0.10)		—

Net Asset Value per Share, End of Period	$11.79		$12.01

Total Return	(1.10	)% (2)	20.10%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,186		$1,201
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.21	% (3)	7.99%
After Expense Reimbursement	1.34	% (3)	1.34%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11	)% (3)	0.15%
Portfolio Turnover Rate	156.28	% (2)	309.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

76

TCW International Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		February 28, 2011 (Commencement of Operations) through October 31, 2011
			2013	2012
Net Asset Value per Share, Beginning of Period	$8.92		$7.83	$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.02)		(0.01)	0.09	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.23		1.55	0.13	(2.28)

Total from Investment Operations	0.21		1.54	0.22	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.45)	(0.07)	—

Net Asset Value per Share, End of Period	$9.05		$8.92	$7.83	$7.68

Total Return	2.34	% (3)	20.77%	2.92%	(23.20	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,349		$24,266	$18,354	$12,988
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.33	% (4)	1.36%	1.32%	1.60	% (4)
After Expense Reimbursement	N/A		N/A	N/A	1.44	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.52	)% (4)	(0.17)%	1.16%	(0.69	)% (4)
Portfolio Turnover Rate	128.19	% (3)	301.86%	139.84%	86.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

77

TCW International Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		February 28, 2011 (Commencement of Operations) through October 31, 2011
			2013	2012
Net Asset Value per Share, Beginning of Period	$8.92		$7.82	$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.03)		(0.02)	0.08	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.24		1.56	0.12	(2.28)

Total from Investment Operations	0.21		1.54	0.20	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.44)	(0.06)	—

Net Asset Value per Share, End of Period	$9.06		$8.92	$7.82	$7.68

Total Return	2.31	% (3)	20.77%	2.75%	(23.20	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,845		$11,847	$11,715	$11,192
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.70	% (4)	1.67%	1.64%	1.94	% (4)
After Expense Reimbursement	1.44	% (4)	1.44%	1.44%	1.44	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.64	)% (4)	(0.23)%	1.00%	(0.65	)% (4)
Portfolio Turnover Rate	128.19	% (3)	301.86%	139.84%	86.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2014 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

78

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 01, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio	Expenses Paid During Period (November 01, 2013 to April 30, 2014)
TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,022.80	0.85%	$4.26
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85%	4.26
N Class Shares
Actual	$1,000.00	$1,020.90	1.14%	$5.71
Hypothetical (5% return before expenses)	1,000.00	1,019.14	1.14%	5.71
TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$979.00	0.94%	$4.61
Hypothetical (5% return before expenses)	1,000.00	1,020.13	0.94%	4.71
N Class Shares
Actual	$1,000.00	$978.30	0.99%	$4.86
Hypothetical (5% return before expenses)	1,000.00	1,019.89	0.99%	4.96
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares
Actual	$1,000.00	$988.10	1.22%	$6.01
Hypothetical (5% return before expenses)	1,000.00	1,018.75	1.22%	6.11
N Class Shares
Actual	$1,000.00	$989.90	1.22%	$6.02
Hypothetical (5% return before expenses)	1,000.00	1,018.75	1.22%	6.11

79

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 01, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio	Expenses Paid During Period (November 01, 2013 to April 30, 2014)
TCW International Growth Fund
I Class Shares
Actual	$1,000.00	$991.60	1.04%	$5.14
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21
N Class Shares
Actual	$1,000.00	$989.00	1.34%	$6.61
Hypothetical (5% return before expenses)	1,000.00	1,018.15	1.34%	6.71
TCW International Small Cap Fund
I Class Shares
Actual	$1,000.00	$1,023.40	1.33%	$6.67
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.33%	6.66
N Class Shares
Actual	$1,000.00	$1,023.10	1.44%	$7.22
Hypothetical (5% return before expenses)	1,000.00	1,017.65	1.44%	7.20

80

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

81

Proud manager of the TCW and MetWest Fund families.

TCW Funds, Inc.

865 South Figueroa Street Los Angeles, California 90017

800 FUND TCW (800 386 3829)

www.TCW.com

Investment Advisor

TCW Investment Management Company 865 South Figueroa Street Los Angeles, California 90017

Transfer Agent

U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP 350 South Grand Avenue Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company 200 Clarendon Street Boston, Massachusetts 02116

Distributor

TCW Funds Distributors 865 South Figueroa Street Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell Director

David S. DeVito Director

John A. Gavin Director

Janet E. Kerr Director

Peter McMillan Director

Charles A. Parker Director

Victoria B. Rogers Director

Marc I. Stern Director

Andrew Tarica Director

Officers

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson Senior Vice President,

General Counsel, Secretary and Interim Chief Compliance Officer

Richard M. Villa

Treasurer and Chief Financial Officer

Peter A. Brown Senior Vice President

Patrick W. Dennis Assistant Secretary

Jon-Luc Dupuy Assistant Secretary

George N. Winn Assistant Treasurer

TCW Family of Funds

Equity Funds

TCW Concentrated Value Fund TCW Growth Fund TCW Growth Equities Fund

TCW Relative Value Dividend Appreciation Fund TCW Relative Value Large Cap Fund TCW Select Equities Fund TCW Small Cap Growth Fund TCW SMID Cap Growth Fund TCW Value Opportunities Fund

TCW Allocation Fund

TCW Conservative Allocation Fund

Fixed Income Funds

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund TCW Global Bond Fund TCW High Yield Bond Fund TCW Short Term Bond Fund TCW Total Return Bond Fund

International Funds

TCW Emerging Markets income Fund

TCW Emerging Markets Local Currency Income Fund TCW Emerging Markets Multi-Asset Opportunities Fund TCW International Growth Fund TCW International Small Cap Fund

FUNDsarINT0414

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit of Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not required for this filing.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not required for this filing.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Executive Officer

Date	June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Executive Officer

Date	June 19, 2014

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa
Chief Financial Officer

Date	June 19, 2014